UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-3919

Name of Registrant: Vanguard STAR Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: October 31

Date of reporting period: January 31, 2011

Item 1: Schedule of Investments

Vanguard STAR Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (44.0%)
Vanguard Windsor II Fund Investor Shares	76,122,426	2,013,438
Vanguard Windsor Fund Investor Shares	78,739,651	1,096,843
Vanguard PRIMECAP Fund Investor Shares	12,721,598	859,726
Vanguard U.S. Growth Fund Investor Shares	45,905,787	856,143
Vanguard Morgan Growth Fund Investor Shares	46,058,726	848,402
Vanguard Explorer Fund Investor Shares	7,193,951	530,338
		6,204,890
International Stock Funds (18.6%)
Vanguard International Value Fund	40,400,975	1,321,112
Vanguard International Growth Fund Investor Shares	67,822,845	1,311,015
		2,632,127
Bond Funds (24.9%)
Vanguard GNMA Fund Investor Shares	164,081,623	1,760,596
Vanguard Long-Term Investment-Grade Fund Investor Shares	191,679,244	1,753,865
		3,514,461
Short-Term Bond Fund (12.5%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	163,188,242	1,762,433

Total Investment Companies (Cost $11,076,266)		14,113,911
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.207% (Cost $263)	263,248	263

Total Investments (100.0%) (Cost $11,076,529)		14,114,174
Other Assets and Liabilities-Net (0.0%)		545
Net Assets (100%)		14,114,719

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

STAR Fund

C. At January 31, 2011, the cost of investment securities for tax purposes was $11,076,529,000. Net unrealized appreciation of investment securities for tax purposes was $3,037,645,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Total International Stock Index Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (99.5%)[1]
Argentina (0.0%)
Siderar SAIC Class A	30	—

Australia (5.9%)
BHP Billiton Ltd.	9,605,445	426,881
Commonwealth Bank of Australia	4,429,907	232,433
Westpac Banking Corp.	8,549,497	196,710
Australia & New Zealand Banking Group Ltd.	7,320,345	173,329
National Australia Bank Ltd.	6,101,028	150,564
Rio Tinto Ltd.	1,245,095	106,077
Wesfarmers Ltd.	2,872,081	97,402
Woolworths Ltd.	3,517,963	93,752
Newcrest Mining Ltd.	2,061,353	77,108
Woodside Petroleum Ltd.	1,783,270	74,357
Westfield Group	6,299,706	61,721
CSL Ltd.	1,571,145	58,363
QBE Insurance Group Ltd.	2,974,198	52,027
Origin Energy Ltd.	2,535,122	41,659
Macquarie Group Ltd.	992,240	40,376
Telstra Corp. Ltd.	12,520,811	35,032
Santos Ltd.	2,394,584	32,383
^ AMP Ltd.	5,956,264	31,718
Suncorp Group Ltd.	3,685,032	31,610
Foster's Group Ltd.	5,550,844	31,310
Brambles Ltd.	4,094,198	29,388
Orica Ltd.	1,035,028	26,244
* Westfield Retail Trust	9,636,832	25,450
Stockland	6,859,166	24,659
Amcor Ltd.	3,510,447	24,143
* Fortescue Metals Group Ltd.	3,578,823	22,968
Insurance Australia Group Ltd.	5,984,308	22,764
Incitec Pivot Ltd.	4,678,044	20,163
Transurban Group	3,706,383	19,318
AXA Asia Pacific Holdings Ltd.	2,981,869	19,153
AGL Energy Ltd.	1,287,912	19,104
ASX Ltd.	497,740	18,542
Coca-Cola Amatil Ltd.	1,622,962	18,234
Alumina Ltd.	6,969,945	16,662
WorleyParsons Ltd.	550,955	15,263
Wesfarmers Ltd. Price Protected Shares	437,867	15,059
GPT Group	5,070,749	14,981
OZ Minerals Ltd.	8,931,636	14,836
TABCORP Holdings Ltd.	1,960,160	13,610
* QR National Ltd.	4,853,977	13,553
Lend Lease Group	1,537,070	13,528
* Asciano Ltd.	8,356,265	13,403
Computershare Ltd.	1,278,179	12,883
Sonic Healthcare Ltd.	1,056,206	12,593
Cochlear Ltd.	161,479	12,449
^ Leighton Holdings Ltd.	387,874	12,234

	Goodman Group	18,234,826	12,114
	Mirvac Group	9,729,865	12,054
	Dexus Property Group	13,886,413	11,516
	Toll Holdings Ltd.	1,925,754	11,294
	Crown Ltd.	1,299,827	11,161
	BlueScope Steel Ltd.	5,217,742	11,082
	CFS Retail Property Trust	6,066,854	10,967
	OneSteel Ltd.	3,830,836	10,443
*	Iluka Resources Ltd.	1,196,357	10,275
	Bendigo and Adelaide Bank Ltd.	1,036,258	10,125
	Boral Ltd.	2,052,664	9,901
*	Paladin Energy Ltd.	1,950,370	9,578
	Metcash Ltd.	2,185,220	9,148
	Tatts Group Ltd.	3,665,779	9,085
	Sims Metal Management Ltd.	451,276	8,676
*	Lynas Corp. Ltd.	4,679,654	8,589
^	Fairfax Media Ltd.	6,048,338	8,168
*	James Hardie Industries SE	1,253,452	7,858
*	Qantas Airways Ltd.	3,170,335	7,570
*	Aquarius Platinum Ltd.	1,308,837	7,307
	UGL Ltd.	474,583	7,166
	Campbell Brothers Ltd.	182,298	7,139
	CSR Ltd.	4,334,236	6,947
	David Jones Ltd.	1,461,387	6,897
	Ramsay Health Care Ltd.	373,292	6,354
	MacArthur Coal Ltd.	500,480	6,274
	Myer Holdings Ltd.	1,630,646	5,928
	Commonwealth Property Office Fund	6,804,403	5,911
	Challenger Ltd.	1,276,077	5,847
	Seek Ltd.	865,551	5,772
^	JB Hi-Fi Ltd.	311,767	5,748
	Boart Longyear Group	1,289,670	5,624
*	PanAust Ltd.	6,752,665	5,583
	Bank of Queensland Ltd.	544,314	5,376
*	Riversdale Mining Ltd.	330,933	5,278
	Caltex Australia Ltd.	386,748	5,203
	APA Group	1,294,153	5,126
	Goodman Fielder Ltd.	3,997,162	5,036
	Newcrest Mining Ltd. ADR	135,358	4,989
	Adelaide Brighton Ltd.	1,453,265	4,870
	ConnectEast Group	11,207,595	4,853
	Ansell Ltd.	368,959	4,845
	Primary Health Care Ltd.	1,305,635	4,819
	Billabong International Ltd.	585,298	4,728
	ING Office Fund	7,805,580	4,671
	Harvey Norman Holdings Ltd.	1,527,120	4,594
	Tower Australia Group Ltd.	1,166,314	4,557
	Charter Hall Office REIT	1,405,087	4,360
	Monadelphous Group Ltd.	209,335	4,054
*,2 Spark Infrastructure Group		3,538,528	4,045
	DUET Group	2,387,481	3,973
	IOOF Holdings Ltd.	490,231	3,833
^,* Atlas Iron Ltd.		1,194,199	3,822
*	Mount Gibson Iron Ltd.	1,790,532	3,802
	Transfield Services Ltd.	1,206,864	3,762
	GrainCorp Ltd.	493,375	3,709
	Downer EDI Ltd.	949,100	3,654
	Bradken Ltd.	392,059	3,630

	Perpetual Ltd.	114,022	3,559
	SP AusNet	3,940,155	3,453
*	Karoon Gas Australia Ltd.	458,032	3,431
	Whitehaven Coal Ltd.	484,489	3,414
*	Perseus Mining Ltd.	1,190,383	3,402
	Aristocrat Leisure Ltd.	1,105,809	3,267
	Flight Centre Ltd.	139,904	3,266
	Australian Infrastructure Fund	1,715,757	3,251
*	Aquila Resources Ltd.	351,200	3,229
	MAp Group	1,062,696	3,176
*	Sundance Resources Ltd.	6,367,751	3,167
*	Transpacific Industries Group Ltd.	2,312,717	3,079
^	West Australian Newspapers Holdings Ltd.	492,206	3,058
	Mineral Resources Ltd.	255,793	3,041
	ING Industrial Fund	5,733,255	3,025
	Ten Network Holdings Ltd.	2,022,440	2,830
*	Mirabela Nickel Ltd.	1,249,995	2,825
	DuluxGroup Ltd.	1,045,158	2,795
*	Pacific Brands Ltd.	2,653,028	2,750
	Iress Market Technology Ltd.	305,093	2,724
	Seven Group Holdings Ltd.	302,023	2,704
^	Platinum Asset Management Ltd.	556,472	2,642
	Charter Hall Retail REIT	864,047	2,640
	SAI Global Ltd.	553,707	2,584
*	Nufarm Ltd.	484,644	2,520
	Independence Group NL	350,233	2,518
*	AWE Ltd.	1,404,207	2,504
	Beach Energy Ltd.	3,086,946	2,426
	Hastings Diversified Utilities Fund	1,439,457	2,373
	Medusa Mining Ltd.	337,027	2,291
^	Kingsgate Consolidated Ltd.	243,898	2,291
^	Western Areas NL	353,220	2,282
	Crane Group Ltd.	223,912	2,233
^,* Intrepid Mines Ltd.		1,255,059	2,157
	Australand Property Group	739,397	2,149
	GWA Group Ltd.	643,262	2,087
^,* Gindalbie Metals Ltd.		1,549,317	2,076
	Invocare Ltd.	289,093	2,070
	APN News & Media Ltd.	1,194,013	2,055
	Fleetwood Corp. Ltd.	145,278	2,021
^,* Coal of Africa Ltd.		1,202,073	2,008
*	Navitas Ltd.	522,234	1,985
*	Mantra Resources Ltd.	252,006	1,974
	GUD Holdings Ltd.	191,294	1,959
*	Macquarie Atlas Roads Group	1,278,083	1,908
*	Sandfire Resources NL	263,832	1,873
	Linc Energy Ltd.	753,729	1,870
	Energy Resources of Australia Ltd.	184,557	1,844
^,* Virgin Blue Holdings Ltd.		4,681,337	1,840
*	Extract Resources Ltd.	206,232	1,839
	Cabcharge Australia Ltd.	324,044	1,825
^,* Regis Resources Ltd.		939,091	1,817
*	Avoca Resources Ltd.	616,426	1,815
*	Silex Systems Ltd.	328,330	1,812
	Abacus Property Group	791,302	1,766
	Emeco Holdings Ltd.	1,609,085	1,764
	Consolidated Media Holdings Ltd.	594,947	1,760
	Bunnings Warehouse Property Trust	973,135	1,729

*	Aston Resources Ltd.	203,907	1,718
*	Coalspur Mines Ltd.	870,195	1,710
*	Pharmaxis Ltd.	642,962	1,684
*	Giralia Resources NL	352,764	1,663
*	St. Barbara Ltd.	854,844	1,627
	Mermaid Marine Australia Ltd.	518,063	1,624
*	Eastern Star Gas Ltd.	1,976,527	1,585
	Ausdrill Ltd.	543,254	1,581
*	Austar United Communications Ltd.	1,620,130	1,556
	Southern Cross Media Group Ltd.	809,310	1,547
*	Mesoblast Ltd.	264,704	1,521
	Cromwell Property Group	2,054,724	1,514
	REA Group Ltd.	127,015	1,508
	Spotless Group Ltd.	664,773	1,494
*	Sigma Pharmaceuticals Ltd.	3,367,693	1,494
	FKP Property Group	1,826,776	1,447
	Cardno Ltd.	241,384	1,440
	Super Retail Group Ltd.	218,367	1,428
*	Acrux Ltd.	395,258	1,404
	Charter Hall Group	610,823	1,381
*	Resolute Mining Ltd.	1,031,483	1,372
	Premier Investments Ltd.	220,799	1,361
	Straits Resources Ltd.	599,588	1,352
^,* White Energy Co. Ltd.		432,104	1,341
*	Gunns Ltd.	2,307,391	1,319
	ARB Corp. Ltd.	175,492	1,308
	NRW Holdings Ltd.	536,701	1,299
	Panoramic Resources Ltd.	552,303	1,296
	Sims Metal Management Ltd. ADR	66,577	1,281
	Wotif.com Holdings Ltd.	298,567	1,265
	Envestra Ltd.	2,172,687	1,258
*	Dart Energy Ltd.	1,140,469	1,253
*	Brockman Resources Ltd.	241,986	1,166
*	Cudeco Ltd.	329,890	1,151
	SMS Management & Technology Ltd.	161,270	1,149
	carsales.com.au Ltd.	232,736	1,123
*	Salmat Ltd.	226,838	1,085
	Hills Holdings Ltd.	583,220	1,083
	TPG Telecom Ltd.	742,749	1,078
^,* Murchison Metals Ltd.		842,362	1,075
*	Nexus Energy Ltd.	2,321,750	1,068
*	Integra Mining Ltd.	2,052,501	1,067
*	Ampella Mining Ltd.	395,247	1,056
	McMillan Shakespeare Ltd.	125,306	1,046
	Industrea Ltd.	774,846	1,018
	OM Holdings Ltd.	689,027	1,015
^	Infigen Energy	1,997,239	982
	Mincor Resources NL	542,857	957
*	Energy World Corp. Ltd.	2,001,123	953
	Brookfield Multiplex Group	11,913	950
*	Northern Iron Ltd.	510,727	949
	Austereo Group Ltd.	452,212	944
*	Kagara Ltd.	1,209,671	930
*	Arafura Resources Ltd.	694,333	915
	Minara Resources Ltd.	1,001,013	913
^	Reject Shop Ltd.	66,947	906
	Peet Ltd.	471,066	905
	Macmahon Holdings Ltd.	1,671,966	898

Automotive Holdings Group	355,934	889
Ardent Leisure Group	821,978	887
* Bow Energy Ltd.	758,571	887
* Cockatoo Coal Ltd.	1,736,594	887
Alesco Corp. Ltd.	269,139	881
* Silver Lake Resources Ltd.	434,150	818
* Centro Retail Group	3,256,372	796
Austal Ltd.	258,463	795
* Roc Oil Co. Ltd.	2,031,401	784
* PaperlinX Ltd.	1,724,613	776
^ Ausenco Ltd.	236,911	773
* Ivanhoe Australia Ltd.	235,551	770
* Platinum Australia Ltd.	1,030,631	765
* Horizon Oil Ltd.	2,379,169	749
STW Communications Group Ltd.	659,928	743
* Indophil Resources NL	876,467	728
* Carnarvon Petroleum Ltd.	1,767,818	726
* Mineral Deposits Ltd.	146,832	702
Hastie Group Ltd.	629,519	644
* Elders Ltd.	1,283,063	638
* Molopo Energy Ltd.	603,071	626
PMP Ltd.	693,241	624
* Skilled Group Ltd.	316,268	624
* Biota Holdings Ltd.	488,757	622
Matrix Composites & Engineering Ltd.	89,681	604
* Australian Agricultural Co. Ltd.	383,240	580
Challenger Diversified Property Group	1,235,228	580
Aspen Group	1,198,225	567
* FlexiGroup Ltd.	357,507	524
Programmed Maintenance Services Ltd.	310,287	517
* Grange Resources Ltd.	637,217	505
* Count Financial Ltd.	395,653	499
^ Challenger Infrastructure Fund Class A	424,959	497
Clough Ltd.	654,811	489
Sedgman Ltd.	227,878	488
* Tassal Group Ltd.	265,097	471
CSG Ltd.	347,659	469
Dominion Mining Ltd.	160,817	469
Astro Japan Property Group	133,461	449
* Deep Yellow Ltd.	1,371,835	448
Customers Ltd.	239,721	428
* iiNET Ltd.	161,471	428
* Aditya Birla Minerals Ltd.	331,663	414
* Perilya Ltd.	727,136	406
* Carbon Energy Ltd.	1,190,653	397
* Redflex Holdings Ltd.	174,822	392
* BT Investment Management Ltd.	134,836	375
* Metals X Ltd.	1,132,161	359
Transfield Services Infrastructure Fund	567,342	345
* Sunland Group Ltd.	333,731	260
* Geodynamics Ltd.	566,266	192
Gunns Ltd.	1,825	139
		3,151,877
Austria (0.3%)
Erste Group Bank AG	543,227	27,220
OMV AG	431,226	19,112
Voestalpine AG	329,023	14,800

	Telekom Austria AG	938,774	12,921
*	IMMOFINANZ AG	2,848,059	12,570
	Raiffeisen Bank International AG	153,937	9,052
	Andritz AG	102,191	8,726
	Verbund AG	216,393	8,647
*	Wienerberger AG	329,951	6,820
	Vienna Insurance Group AG Wiener Versicherung Gruppe	109,234	5,942
*	CA Immobilien Anlagen AG	223,698	3,702
	Atrium European Real Estate Ltd.	585,526	3,555
	Conwert Immobilien Invest SE	215,678	3,343
	bwin Interactive Entertainment AG	84,277	3,133
	Oesterreichische Post AG	95,433	3,000
*	RHI AG	72,663	2,751
	Schoeller-Bleckmann Oilfield Equipment AG	29,020	2,383
	Mayr Melnhof Karton AG	19,597	2,327
*	Zumtobel AG	77,100	2,262
	Strabag SE	74,272	2,154
	Flughafen Wien AG	27,757	1,823
*	Intercell AG	109,016	1,508
	Semperit AG Holding	24,564	1,186
*	Palfinger AG	30,055	1,125
	Kapsch TrafficCom AG	10,615	1,000
*	Sparkassen Immobilien AG	119,338	833
	Austria Technologie & Systemtechnik AG	33,649	729
	BWT AG	22,734	654
	Rosenbauer International AG	8,568	450
			163,728
Belgium (0.7%)
	Anheuser-Busch InBev NV	2,065,492	114,275
	Delhaize Group SA	291,098	23,019
	Groupe Bruxelles Lambert SA	231,871	20,869
*	KBC Groep NV	463,183	18,528
	Ageas	6,436,627	18,228
	Solvay SA Class A	170,296	17,806
	Umicore SA	328,226	16,875
	Belgacom SA	434,584	15,642
	Bekaert SA	111,188	11,160
	Colruyt SA	216,775	11,102
	UCB SA	289,752	10,376
*	Dexia SA	1,592,330	6,642
*	Telenet Group Holding NV	159,115	6,260
	Ackermans & van Haaren NV	66,437	5,696
	Cofinimmo	36,784	4,999
	Mobistar SA	77,729	4,861
	Cie Nationale a Portefeuille	77,810	4,304
^	Nyrstar	254,291	4,070
	D'ieteren SA	62,922	3,774
	Befimmo SCA Sicafi	43,043	3,564
	Gimv NV	49,232	2,615
^,* ThromboGenics NV		77,788	2,342
	Omega Pharma	44,501	2,292
*	AGFA-Gevaert NV	489,513	2,184
	Tessenderlo Chemie NV	60,851	2,178
*	Barco NV	30,771	2,148
	EVS Broadcast Equipment SA	30,872	1,889
*	RHJ International	207,123	1,795
	Sipef SA	17,849	1,684

*	KBC Ancora	89,216	1,655
^	Warehouses De Pauw SCA	28,562	1,515
	Cie d'Entreprises CFE	20,395	1,511
	Cie Maritime Belge SA	39,879	1,246
	Euronav NV	58,963	1,002
	Melexis NV	61,587	998
*	Galapagos NV	59,893	957
*	Arseus NV	57,995	900
*	Kinepolis Group NV	12,832	850
^	Intervest Offices	19,889	637
*	Ion Beam Applications	49,968	622
*	Ablynx NV	56,065	602
^,* Deceuninck NV		200,118	529
*	Exmar NV	64,149	507
*	Wereldhave Belgium NV	4,797	461
*	Recticel SA	42,686	431
	Econocom Group	26,146	417
*	Roularta Media Group NV	9,661	347
*	Leasinvest Real Estate SCA	3,846	345
*	Atenor Group	6,453	291
^,* Devgen		34,184	261
*	Hamon & CIE SA	5,816	225
			357,486
Brazil (3.3%)
	Petroleo Brasileiro SA Prior Pfd.	7,039,869	114,407
	Vale SA Prior Pfd.	3,210,200	98,196
	Petroleo Brasileiro SA	5,366,789	96,747
	Petroleo Brasileiro SA ADR Type A	2,367,632	78,724
	Vale SA Class B Pfd. ADR	2,515,915	77,943
	Vale SA	2,169,000	74,271
	Itau Unibanco Holding SA ADR	3,312,968	71,229
	Itau Unibanco Holding SA Prior Pfd.	3,206,367	68,457
	Banco Bradesco SA Prior Pfd.	3,290,188	60,792
	Petroleo Brasileiro SA ADR	1,526,712	56,076
	Vale SA Class B ADR	1,553,171	54,097
	Itausa - Investimentos Itau SA Prior Pfd.	6,586,481	46,585
	Banco Bradesco SA ADR	2,179,617	41,238
	BM&FBovespa SA	5,579,678	38,995
*	OGX Petroleo e Gas Participacoes SA	3,715,300	38,358
	Cia de Bebidas das Americas Prior Pfd.	1,297,715	34,869
	Banco do Brasil SA	1,638,321	29,249
	Cia de Bebidas das Americas ADR	838,825	22,397
	BRF - Brasil Foods SA	1,334,300	21,892
	Banco Santander Brasil SA ADR	1,713,359	19,875
	Cia Siderurgica Nacional SA	1,174,900	19,523
	Bradespar SA Prior Pfd.	650,500	17,841
	Cia Siderurgica Nacional SA ADR	998,692	17,038
	PDG Realty SA Empreendimentos e Participacoes	2,977,872	16,471
	Cia de Concessoes Rodoviarias	564,453	15,586
	Usinas Siderurgicas de Minas Gerais SA Prior Pfd.	1,309,200	15,260
	Ultrapar Participacoes SA Prior Pfd.	211,769	13,365
	Cielo SA	1,762,158	13,076
	Gerdau SA Prior Pfd.	1,017,800	13,036
	Natura Cosmeticos SA	495,400	12,690
	Metalurgica Gerdau SA Prior Pfd. Class A	790,900	12,094
	Redecard SA	968,310	11,966
	Gerdau SA ADR	863,578	11,442

All America Latina Logistica SA	1,286,673	10,868
Cia Energetica de Minas Gerais Prior Pfd.	653,437	10,741
Vivo Participacoes SA Prior Pfd.	319,525	10,734
Souza Cruz SA	220,300	10,522
Lojas Renner SA	350,398	10,174
Cyrela Brazil Realty SA Empreendimentos e Participacoes	853,735	9,429
Hypermarcas SA	776,380	9,240
BRF - Brasil Foods SA ADR	541,031	9,008
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	230,324	8,789
Centrais Eletricas Brasileiras SA Prior Pfd.	518,700	8,386
BR Malls Participacoes SA	875,796	7,986
Diagnosticos da America SA	652,500	7,927
Cia Energetica de Sao Paulo Prior Pfd.	456,325	7,794
Embraer SA ADR	231,298	7,633
Usinas Siderurgicas de Minas Gerais SA	506,700	7,596
Cia Energetica de Minas Gerais ADR	455,858	7,531
Anhanguera Educacional Participacoes SA	345,445	7,326
Lojas Americanas SA Prior Pfd.	888,600	7,138
Tele Norte Leste Participacoes SA Prior Pfd.	440,600	7,025
MRV Engenharia e Participacoes SA	827,484	6,999
Duratex SA	729,101	6,998
CPFL Energia SA	258,700	6,369
Centrais Eletricas Brasileiras SA	471,400	6,335
Gafisa SA	1,000,310	6,127
Totvs SA	62,600	6,084
Tractebel Energia SA	373,000	5,773
Cia Hering	369,953	5,681
CETIP SA - Balcao Organizado de Ativos e Derivativos	420,218	5,566
Braskem SA Prior Pfd.	438,400	5,515
JBS SA	1,455,122	5,499
Embraer SA	671,100	5,443
Cosan SA Industria e Comercio	344,900	5,386
Porto Seguro SA	332,600	5,188
Banco do Estado do Rio Grande do Sul Prior Pfd.	518,389	5,100
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA Prior Pfd.	253,800	4,948
Localiza Rent a Car SA	322,002	4,839
Vivo Participacoes SA ADR	137,641	4,685
Cia Paranaense de Energia ADR	178,556	4,569
Suzano Papel e Celulose SA Prior Pfd.	516,350	4,491
TAM SA Prior Pfd.	201,183	4,418
Tele Norte Leste Participacoes SA ADR	276,049	4,367
Cia de Saneamento Basico do Estado de Sao Paulo	177,400	4,342
* Fibria Celulose SA	275,175	4,247
AES Tiete SA Prior Pfd.	295,700	4,165
Cia de Saneamento Basico do Estado de Sao Paulo ADR	84,015	4,165
Rossi Residencial SA	494,976	3,893
Brasil Telecom SA Prior Pfd.	483,220	3,754
Klabin SA Prior Pfd.	1,099,600	3,747
Multiplan Empreendimentos Imobiliarios SA	193,928	3,722
EcoRodovias Infraestrutura e Logistica SA	476,331	3,715
Tim Participacoes SA Prior Pfd.	996,800	3,684
* MMX Mineracao e Metalicos SA	604,591	3,631
Gol Linhas Aereas Inteligentes SA Prior Pfd.	252,600	3,608
EDP - Energias do Brasil SA	160,100	3,597
Sul America SA	317,100	3,502
Odontoprev SA	251,648	3,397
Cia Paranaense de Energia Prior Pfd.	128,600	3,279
Tele Norte Leste Participacoes SA	148,200	3,234

* Vale Fertilizantes SA Prior Pfd.	279,849	3,198
Marfrig Alimentos SA	394,952	3,194
BR Properties SA	308,200	3,101
Amil Participacoes SA	311,500	3,007
* Fibria Celulose SA ADR	193,362	2,960
Brookfield Incorporacoes SA	617,000	2,843
Brasil Telecom SA ADR	118,273	2,769
Centrais Eletricas Brasileiras SA ADR	199,800	2,723
Marcopolo SA Prior Pfd.	741,334	2,673
Cia de Transmissao de Energia Electrica Paulista Prior Pfd.	85,900	2,629
Cia de Saneamento de Minas Gerais-COPASA	159,322	2,614
B2W Cia Global Do Varejo	149,318	2,530
Tim Participacoes SA ADR	65,991	2,508
Randon Participacoes SA Prior Pfd.	358,005	2,481
Telemar Norte Leste SA Prior Pfd.	74,700	2,257
Estacio Participacoes SA	154,029	2,218
Mills Estruturas e Servicos de Engenharia SA	172,200	2,158
Even Construtora e Incorporadora SA	451,400	2,139
Confab Industrial SA Prior Pfd.	612,869	2,125
Cia Brasileira de Distribuicao Grupo Pao de Acucar Prior Pfd.	53,691	2,022
LLX Logistica SA	796,433	1,911
Iguatemi Empresa de Shopping Centers SA	87,600	1,892
Santos Brasil Participacoes SA	126,861	1,884
Sao Martinho SA	129,150	1,859
Contax Participacoes SA Prior Pfd.	101,369	1,769
Drogasil SA	241,400	1,738
Banco Santander Brasil SA	143,700	1,666
Aliansce Shopping Centers SA	211,988	1,653
Iochpe-Maxion SA	135,515	1,634
Fleury SA	108,818	1,632
SLC Agricola SA	136,664	1,622
LPS Brasil Consultoria de Imoveis SA	67,600	1,464
Eternit SA	210,220	1,420
Grendene SA	249,323	1,373
Saraiva SA Livreiros Editores Prior Pfd.	52,443	1,302
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao
S.A	99,599	1,244
* JSL SA	164,868	1,158
Brasil Brokers Participacoes SA	233,400	1,134
Banco Daycoval SA Prior Pfd.	153,245	1,126
* Cia Energetica do Ceara Prior Pfd.	62,247	1,092
Helbor Empreendimentos SA	93,107	1,089
Centrais Eletricas de Santa Catarina SA Prior Pfd.	46,150	1,080
Banco ABC Brasil SA Prior Pfd.	131,200	1,063
Ez Tec Empreendimentos e Participacoes SA	125,779	1,016
Cia Ferro Ligas da Bahia - Ferbasa Prior Pfd.	121,943	983
Tecnisa SA	160,749	964
Equatorial Energia SA	134,936	937
* Kroton Educacional SA	66,246	921
Pearson Sistemas do Brasil SA	44,590	841
Cremer SA	83,530	824
Tegma Gestao Logistica	63,800	821
* Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais SA	1,403,700	766
TPI - Triunfo Participacoes e Investimentos SA	136,849	759
Eucatex SA Industria e Comercio Prior Pfd.	152,592	687
Industrias Romi SA	92,894	677
* Log-in Logistica Intermodal SA	118,328	674
Gafisa SA ADR	53,050	664

* Inpar SA	336,473	652
* Lupatech SA	59,300	623
* Kepler Weber SA	2,890,300	590
Forjas Taurus SA Prior Pfd.	236,263	571
Rodobens Negocios Imobiliarios SA	55,345	559
* Gol Linhas Aereas Inteligentes SA ADR	37,500	543
Jereissati Participacoes SA Prior Pfd.	559,167	527
* Redentor Energia SA	109,796	526
* Centrais Eletricas Brasileiras SA ADR	30,600	504
Bematech SA	92,598	477
Banco Panamericano SA Prior Pfd.	186,600	477
Banco Pine SA Prior Pfd.	55,207	460
Cia de Tecidos do Norte de Minas - Coteminas Prior Pfd.	141,667	438
* CPFL Energia SA ADR	5,733	431
* Unipar Participacoes SA Prior Pfd.	1,247,800	427
Positivo Informatica SA	72,700	413
* Tempo Participacoes SA	161,451	411
* Plascar Participacoes Industriais SA	206,986	410
Camargo Correa Desenvolvimento Imobiliario SA	86,885	387
* Minerva SA	97,440	383
Universo Online SA Prior Pfd.	41,459	361
Profarma Distribuidora de Produtos Farmaceuticos SA	41,300	359
JHSF Participacoes SA	183,965	358
TIVIT Terceirizacao de Processos Servicos e Tecnologia SA	29,983	347
Parana Banco SA Prior Pfd.	44,800	347
Trisul SA	90,383	338
* General Shopping Brasil SA	46,662	336
Cia Providencia Industria e Comercio SA	71,484	315
* IdeiasNet SA	126,157	296
TAM SA ADR	12,040	265
Braskem SA ADR	9,500	240
* Fertilizantes Heringer SA	45,364	211
* Centrais Eletricas Brasileiras SA Rights Exp. 02/14/2011	105,329	5
* Centrais Eletricas Brasileiras SA Rights Exp. 02/14/2011	87,274	4
		1,794,773
Canada (8.2%)
Royal Bank of Canada	4,072,100	218,296
^ Toronto-Dominion Bank	2,503,900	187,439
Suncor Energy Inc.	4,468,090	184,997
Bank of Nova Scotia	2,947,988	166,219
Potash Corp. of Saskatchewan Inc.	848,318	150,289
Canadian Natural Resources Ltd.	3,113,896	138,848
Barrick Gold Corp.	2,819,170	133,646
Teck Resources Ltd. Class B	1,659,257	100,498
^ Bank of Montreal	1,609,900	92,895
Goldcorp Inc.	2,263,700	90,855
Canadian National Railway Co.	1,331,653	90,284
Manulife Financial Corp.	5,037,161	87,780
Canadian Imperial Bank of Commerce	1,117,595	85,124
* Research In Motion Ltd.	1,398,318	82,376
Cenovus Energy Inc.	2,150,274	74,299
TransCanada Corp.	1,981,478	72,325
Encana Corp.	2,103,000	67,772
Talisman Energy Inc.	2,913,690	66,750
Enbridge Inc.	1,036,952	60,124
Kinross Gold Corp.	3,202,800	53,223
Sun Life Financial Inc.	1,627,868	51,225

Brookfield Asset Management Inc. Class A	1,480,000	48,331
Cameco Corp.	1,124,272	46,606
Rogers Communications Inc. Class B	1,255,700	43,853
Thomson Reuters Corp.	1,070,767	42,773
Agrium Inc.	450,300	39,784
Imperial Oil Ltd.	848,800	37,848
Nexen Inc.	1,500,980	37,699
Magna International Inc.	623,612	36,413
Penn West Petroleum Ltd.	1,305,000	35,696
Agnico-Eagle Mines Ltd.	478,799	32,773
Canadian Pacific Railway Ltd.	482,752	32,383
National Bank of Canada	464,000	32,348
* Silver Wheaton Corp.	933,632	28,801
Crescent Point Energy Corp.	649,000	28,680
First Quantum Minerals Ltd.	246,000	28,461
Valeant Pharmaceuticals International Inc.	766,509	27,932
Power Corp. of Canada	994,100	26,795
BCE Inc.	715,721	25,996
SNC-Lavalin Group Inc.	431,300	25,270
Eldorado Gold Corp.	1,563,300	25,120
Pacific Rubiales Energy Corp.	717,000	24,746
* Ivanhoe Mines Ltd.	869,078	24,136
Yamana Gold Inc.	2,117,300	23,830
Bombardier Inc. Class B	4,105,400	23,369
Shoppers Drug Mart Corp.	621,300	22,870
Fairfax Financial Holdings Ltd.	57,000	21,745
Power Financial Corp.	708,000	21,063
Great-West Lifeco Inc.	812,500	21,048
Shaw Communications Inc. Class B	996,900	21,046
Tim Hortons Inc.	496,967	20,338
TELUS Corp. Class A	416,539	19,838
Husky Energy Inc.	728,500	19,643
IAMGOLD Corp.	1,009,362	19,192
Canadian Oil Sands Ltd.	678,300	18,621
Saputo Inc.	415,800	17,357
Fortis Inc.	494,000	17,020
Intact Financial Corp.	326,600	16,455
Enerplus Corp.	507,745	16,353
Baytex Energy Corp.	318,717	15,720
* Sino-Forest Corp.	701,400	15,256
IGM Financial Inc.	336,600	14,290
Finning International Inc.	488,600	14,219
* Equinox Minerals Ltd.	2,372,310	14,167
Canadian Tire Corp. Ltd. Class A	223,400	13,899
* CGI Group Inc. Class A	702,193	13,506
Canadian Utilities Ltd. Class A	245,400	13,040
* Osisko Mining Corp.	979,800	13,024
Metro Inc. Class A	300,600	12,983
TransAlta Corp.	627,600	12,961
Niko Resources Ltd.	131,200	12,775
Brookfield Properties Corp.	716,500	12,572
Loblaw Cos. Ltd.	318,200	12,434
Viterra Inc.	1,062,900	12,419
Pengrowth Energy Corp.	952,500	12,004
Vermilion Energy Inc.	240,900	11,394
Petrominerales Ltd.	284,357	11,086
Inmet Mining Corp.	144,300	10,757
^ George Weston Ltd.	147,600	10,449

	Pembina Pipeline Corp.	467,200	10,349
^	ARC Resources Ltd.	393,800	9,804
	CI Financial Corp.	453,400	9,712
*	Gildan Activewear Inc.	329,900	9,696
*	Athabasca Oil Sands Corp.	570,000	9,626
	Alimentation Couche Tard Inc. Class B	358,300	9,564
	Pan American Silver Corp.	290,500	9,513
	CAE Inc.	734,772	9,341
*	Consolidated Thompson Iron Mines Ltd.	533,400	9,173
	Franco-Nevada Corp.	326,400	9,071
	Yellow Media Inc.	1,469,400	8,995
	Trican Well Service Ltd.	410,500	8,994
*	Lundin Mining Corp.	1,245,700	8,920
	Industrial Alliance Insurance & Financial Services Inc.	239,300	8,782
	Uranium One Inc.	1,339,000	8,759
	Onex Corp.	270,700	8,705
*	New Gold Inc.	1,060,000	8,490
*	Precision Drilling Corp.	788,920	8,288
	TELUS Corp.	165,300	8,196
	TMX Group Inc.	211,800	8,063
*	Open Text Corp.	162,814	8,039
*	SXC Health Solutions Corp.	164,524	7,919
^	RioCan Real Estate Investment Trust	341,500	7,916
*	SEMAFO Inc.	776,100	7,906
	Groupe Aeroplan Inc.	557,500	7,627
	Centerra Gold Inc.	471,100	7,560
*	Western Coal Corp.	590,100	7,366
	Sherritt International Corp.	837,700	7,312
*	Quadra FNX Mining Ltd.	537,700	7,249
	Methanex Corp.	262,600	7,138
	Progress Energy Resources Corp.	521,900	7,099
	HudBay Minerals Inc.	424,100	7,022
	Toromont Industries Ltd.	220,100	6,908
	Atco Ltd.	117,100	6,853
^	Ritchie Bros Auctioneers Inc.	272,189	6,796
	Petrobank Energy & Resources Ltd.	288,500	6,771
	IESI-BFC Ltd.	282,950	6,725
	Provident Energy Ltd.	764,750	6,171
	Ensign Energy Services Inc.	371,800	6,019
*	MEG Energy Corp.	135,000	6,007
	ShawCor Ltd. Class A	164,200	5,947
*	Celestica Inc.	601,600	5,930
	Daylight Energy Ltd.	579,000	5,834
*	Detour Gold Corp.	223,500	5,832
*	MacDonald Dettwiler & Associates Ltd.	117,200	5,674
*	BlackPearl Resources Inc.	742,600	5,584
^,* Novagold Resources Inc.		418,200	5,571
	Astral Media Inc. Class A	138,300	5,529
	Bonavista Energy Corp.	184,400	5,438
*	Thompson Creek Metals Co. Inc.	399,000	5,415
	Canadian Western Bank	180,300	5,337
	AltaGas Ltd.	233,500	5,247
*	Bankers Petroleum Ltd.	625,800	5,212
*	Silver Standard Resources Inc.	225,100	5,200
*	European Goldfields Ltd.	338,600	5,072
*	Legacy Oil & Gas Inc.	324,200	5,002
*	RONA Inc.	357,000	5,002
	Alamos Gold Inc.	330,500	4,997

	Silvercorp Metals Inc.	472,300	4,995
	Corus Entertainment Inc. Class B	222,200	4,982
	West Fraser Timber Co. Ltd.	97,100	4,893
	Home Capital Group Inc. Class B	89,300	4,883
*	Dollarama Inc.	167,400	4,773
*	Gabriel Resources Ltd.	635,800	4,654
^	PetroBakken Energy Ltd. Class A	215,400	4,612
	Quebecor Inc. Class B	127,400	4,515
	Mullen Group Ltd.	225,600	4,438
*	Crew Energy Inc.	217,900	4,376
	Empire Co. Ltd. Class A	83,300	4,338
*	Dundee Corp. Class A	182,800	4,047
*	Eastern Platinum Ltd.	2,512,500	4,015
	Russel Metals Inc.	170,900	3,992
*	Celtic Exploration Ltd.	191,700	3,810
*	Fronteer Gold Inc.	385,600	3,808
*	Lake Shore Gold Corp.	1,026,000	3,791
*	Stantec Inc.	129,300	3,688
	Laurentian Bank of Canada	67,900	3,601
	Superior Plus Corp.	302,000	3,565
	Genworth MI Canada Inc.	134,900	3,550
*	Advantage Oil & Gas Ltd.	465,722	3,456
*	Canfor Corp.	283,400	3,450
*	Tahoe Resources Inc.	253,700	3,430
	Canaccord Financial Inc.	222,600	3,390
	Peyto Exploration & Development Corp.	179,900	3,387
	Keyera Corp.	95,400	3,368
	AGF Management Ltd. Class B	177,500	3,304
*	Nevsun Resources Ltd.	548,233	3,274
*	First Majestic Silver Corp.	263,800	3,240
*	Paramount Resources Ltd. Class A	103,600	3,194
	Transcontinental Inc. Class A	186,400	3,170
^	Calloway Real Estate Investment Trust	132,200	3,137
	Maple Leaf Foods Inc.	272,700	3,118
^,* Denison Mines Corp.		824,996	3,090
	Brookfield Renewable Power Fund	145,300	3,052
	Jean Coutu Group PJC Inc. Class A	325,200	3,046
^	Canadian Real Estate Investment Trust	95,100	3,039
^,* Birchcliff Energy Ltd.		267,900	3,037
	GMP Capital Inc.	209,600	3,033
*	Taseko Mines Ltd.	531,700	3,011
^	DundeeWealth Inc.	155,200	2,980
*	Grande Cache Coal Corp.	276,500	2,977
*	Gammon Gold Inc.	394,423	2,970
	Boardwalk Real Estate Investment Trust	67,300	2,956
*	Northern Dynasty Minerals Ltd.	160,121	2,937
	Calfrac Well Services Ltd.	86,400	2,934
	TransForce Inc.	217,700	2,926
	Linamar Corp.	138,400	2,919
*	Rubicon Minerals Corp.	606,374	2,913
*	Aurizon Mines Ltd.	454,104	2,889
	Atlantic Power Corp.	187,181	2,864
	Major Drilling Group International	67,700	2,855
	First Capital Realty Inc.	183,500	2,815
*	Golden Star Resources Ltd.	735,000	2,716
	Just Energy Group Inc.	175,800	2,681
	Pason Systems Inc.	186,700	2,666
^,* Ivanhoe Energy Inc.		762,500	2,658

	NAL Energy Corp.	204,100	2,635
*	Capstone Mining Corp.	567,900	2,631
*	Great Basin Gold Ltd.	996,300	2,627
*	Uranium Participation Corp.	288,600	2,626
	Dorel Industries Inc. Class B	77,300	2,528
	Trinidad Drilling Ltd.	343,700	2,478
	Reitmans Canada Ltd. Class A	136,500	2,465
^,* Seabridge Gold Inc.		87,052	2,444
	CCL Industries Inc. Class B	73,900	2,438
^,* Mercator Minerals Ltd.		555,600	2,386
	Westshore Terminals Investment Corp.	104,300	2,376
*	Ventana Gold Corp.	189,300	2,372
	Torstar Corp. Class B	167,400	2,352
	Bonterra Energy Corp.	42,400	2,271
	NuVista Energy Ltd.	237,700	2,246
	Trilogy Energy Corp.	156,500	2,218
*	Nordion Inc.	193,858	2,217
*	Neo Material Technologies Inc.	275,300	2,216
*	Kirkland Lake Gold Inc.	162,500	2,213
*	Dundee Precious Metals Inc.	283,600	2,209
*	FirstService Corp.	77,600	2,208
*	Minefinders Corp.	227,800	2,202
*	Martinrea International Inc.	214,700	2,202
	Cogeco Cable Inc.	50,900	2,169
*	Cott Corp.	266,400	2,131
*	Northgate Minerals Corp.	821,100	2,099
*	Anatolia Minerals Development Ltd.	317,800	2,098
^,* North American Palladium Ltd.		316,150	2,074
	Capital Power Corp.	85,600	1,984
*	Colossus Minerals Inc.	268,000	1,967
	Wi-Lan Inc.	296,100	1,958
^	Primaris Retail Real Estate Investment Trust	96,200	1,941
*	Flint Energy Services Ltd.	103,800	1,907
*	Harry Winston Diamond Corp.	175,792	1,901
	Manitoba Telecom Services Inc.	60,800	1,874
	Cominar Real Estate Investment Trust	85,500	1,834
*	Guyana Goldfields Inc.	210,900	1,820
	Cineplex Inc.	82,100	1,815
	AG Growth International Inc.	35,600	1,785
*	Westport Innovations Inc.	113,713	1,783
*	Connacher Oil and Gas Ltd.	1,235,200	1,776
	Newalta Corp.	139,600	1,768
*	International Tower Hill Mines Ltd.	191,500	1,761
^	Dundee Real Estate Investment Trust	58,000	1,754
	Freehold Royalties Ltd.	82,500	1,740
*	Sabina Gold & Silver Corp.	348,200	1,735
	Canadian Apartment Properties REIT	97,000	1,691
*	OceanaGold Corp.	649,100	1,672
*	ATS Automation Tooling Systems Inc.	224,600	1,653
*	Southern Pacific Resource Corp.	931,900	1,638
*	Anvil Mining Ltd.	281,100	1,634
	Northland Power Inc.	101,600	1,621
*	Premier Gold Mines Ltd.	258,000	1,621
	Aecon Group Inc.	164,000	1,615
	Savanna Energy Services Corp.	225,800	1,599
^,* Tanzanian Royalty Exploration Corp.		248,365	1,587
	Forzani Group Ltd. Class A	81,200	1,565
*	B2Gold Corp.	666,400	1,537

	Davis & Henderson Income Corp.	73,300	1,525
*	China Gold International Resources Corp. Ltd.	288,400	1,483
	CML HealthCare Inc.	122,900	1,461
*	Aura Minerals Inc.	384,200	1,454
^,* Torex Gold Resources Inc.		984,300	1,425
	Innergex Renewable Energy Inc.	144,100	1,417
^,* Jaguar Mining Inc.		235,500	1,402
	North West Co. Inc.	66,300	1,396
^,* Pinetree Capital Ltd.		379,500	1,395
*	Gold Wheaton Gold Corp.	297,200	1,392
	Artis Real Estate Investment Trust	103,600	1,381
*	Imperial Metals Corp.	61,300	1,379
	Cascades Inc.	189,300	1,372
	Bird Construction Inc.	37,300	1,367
^,* Teranga Gold Corp.		505,478	1,343
*	Great Canadian Gaming Corp.	180,500	1,318
	Perpetual Energy Inc.	323,500	1,308
^,* Minera Andes Inc.		519,700	1,303
	Algonquin Power & Utilities Corp.	266,000	1,296
	Killam Properties Inc.	122,500	1,262
	Allied Properties Real Estate Investment Trust	58,100	1,251
*	Angle Energy Inc.	173,600	1,250
^,* Corridor Resources Inc.		233,200	1,244
*	Paladin Labs Inc.	34,900	1,232
	Alliance Grain Traders Inc.	40,300	1,228
*	Sierra Wireless Inc.	86,860	1,227
*	C&C Energia Ltd.	99,100	1,217
*	Smart Technologies Inc. Class A	127,699	1,214
*	MAG Silver Corp.	122,900	1,192
*	Tethys Petroleum Ltd.	725,100	1,188
	Morguard Real Estate Investment Trust	80,100	1,172
*	BioExx Specialty Proteins Ltd.	506,200	1,168
*	Exeter Resource Corp.	230,900	1,164
*	Pace Oil and Gas Ltd.	131,500	1,163
*	Atrium Innovations Inc.	70,400	1,159
*	Churchill Corp. Class A	57,300	1,129
*	Cardiome Pharma Corp.	177,835	1,119
^,* Sprott Resource Corp.		221,700	1,118
*	Chinook Energy Inc.	551,913	1,108
*	Continental Gold Ltd.	131,749	1,104
*	Fairborne Energy Ltd.	236,700	1,099
	Sprott Inc.	126,300	1,075
*	Yukon-Nevada Gold Corp.	1,512,000	1,012
*	Theratechnologies Inc.	169,200	997
*	Galleon Energy Inc. Class A	238,100	996
	Enbridge Income Fund Holdings Inc.	56,400	988
	Northern Property Real Estate Investment Trust	35,200	987
*	Augusta Resource Corp.	247,200	985
*	Extorre Gold Mines Ltd.	194,100	979
*	Sandvine Corp.	333,600	969
*	Calvalley Petroleums Inc. Class A	220,100	965
*	Norbord Inc.	63,300	944
^,* ECU Silver Mining Inc.		859,200	927
*	ACE Aviation Holdings Inc. Class A	73,300	918
*	High River Gold Mines Ltd.	704,800	894
*	Queenston Mining Inc.	172,200	887
	Parkland Fuel Corp.	69,900	846
*	Gluskin Sheff & Associates Inc.	38,700	831

Wajax Corp.	22,100	827
Genivar Inc.	25,300	818
* Questerre Energy Corp. Class A	525,100	781
* Aastra Technologies Ltd.	34,800	776
* Migao Corp.	94,800	770
* Chorus Aviation Inc.	152,700	764
* Stella-Jones Inc.	21,700	748
* Greystar Resources Ltd.	200,700	689
* St. Andrew Goldfields Ltd.	496,100	664
Zargon Oil & Gas Ltd.	32,200	663
* Magma Energy Corp.	526,700	657
* EXFO Inc.	65,707	651
* Sprott Resource Lending Corp.	345,542	607
* Hanfeng Evergreen Inc.	103,800	593
* Air Canada Class A	183,500	583
Macquarie Power & Infrastructure Corp.	70,000	582
EnerCare Inc.	78,700	578
* 5N Plus Inc.	83,200	561
* OPTI Canada Inc.	790,100	544
* Boralex Inc. Class A	58,200	539
Morneau Shepell Inc.	50,400	528
Armtec Infrastructure Inc.	27,400	473
Liquor Stores N.A. Ltd.	24,800	389
* Cangene Corp.	78,800	230
Bonavista Energy Corp.	6,200	183
Dundee Capital Markets Inc.	155,200	169
Chorus Aviation Inc. Class B	28,000	141
		4,392,726
Chile (0.4%)
Empresas COPEC SA	1,297,800	22,251
Cencosud SA	2,592,539	17,482
Empresas CMPC SA	315,582	15,597
Lan Airlines SA	390,111	10,953
CAP SA	213,997	10,910
Empresa Nacional de Electricidad SA	5,899,826	10,157
Enersis SA	23,759,127	9,840
SACI Falabella	813,077	8,096
Sociedad Quimica y Minera de Chile SA Prior Pfd. Class B	150,398	8,058
Banco Santander Chile ADR	88,440	7,507
Empresa Nacional de Electricidad SA ADR	119,505	6,238
Sociedad Quimica y Minera de Chile SA ADR	111,346	5,955
Banco de Credito e Inversiones	85,718	5,739
Enersis SA ADR	274,495	5,699
Colbun SA	20,167,367	5,298
ENTEL Chile SA	310,007	5,261
Cia Cervecerias Unidas SA	365,763	3,973
Banco Santander Chile	45,046,432	3,662
Empresas La Polar SA	582,179	3,571
AES Gener SA	7,034,747	3,482
Vina Concha y Toro SA	1,342,234	3,139
Corpbanca	189,147,159	3,118
* Cia Sud Americana de Vapores SA	2,804,942	3,018
Administradora de Fondos de Pensiones Provida SA	457,911	2,274
* Parque Arauco SA	1,007,125	2,141
Inversiones Aguas Metropolitanas SA	1,243,878	1,917
* Sonda SA	748,137	1,774
Besalco SA	704,371	1,417

	Salfacorp SA	387,054	1,346
	Socovesa SA	1,184,354	953
	Norte Grande SA	48,405,405	880
*	Masisa SA	5,423,124	831
*	Empresas Iansa SA	5,209,699	737
	Forus SA	214,405	703
	Madeco SA	8,604,180	517
*	Enjoy SA	1,478,589	424
*	Multiexport Foods SA	974,924	414
	Empresas Hites SA	292,551	404
	Empresa Electrica Pilmaiquen	79,021	326
			196,062
China (4.0%)
	China Mobile Ltd.	17,216,000	169,189
	Industrial & Commercial Bank of China	173,771,760	128,890
	China Construction Bank Corp.	137,526,340	120,449
	CNOOC Ltd.	51,104,000	113,749
	Bank of China Ltd.	179,380,306	92,898
	PetroChina Co. Ltd.	60,626,000	84,487
	China Life Insurance Co. Ltd.	21,283,000	82,690
	Tencent Holdings Ltd.	2,891,749	75,451
	China Petroleum & Chemical Corp.	45,874,000	50,522
	Ping An Insurance Group Co. of China Ltd.	4,929,700	49,098
	China Shenhua Energy Co. Ltd.	9,780,500	39,899
	China Unicom Hong Kong Ltd.	16,909,694	27,893
	China Merchants Bank Co. Ltd.	11,213,552	26,316
*	Agricultural Bank of China Ltd.	48,608,870	23,883
	China Telecom Corp. Ltd.	39,988,000	23,676
	China Overseas Land & Investment Ltd.	11,743,680	22,283
	Belle International Holdings Ltd.	12,126,000	20,842
	Bank of Communications Co. Ltd.	19,092,500	18,151
	Yanzhou Coal Mining Co. Ltd.	5,606,000	16,316
	Hengan International Group Co. Ltd.	2,106,500	15,837
	China Coal Energy Co. Ltd.	10,072,000	14,865
	Want Want China Holdings Ltd.	17,092,500	14,316
	China Merchants Holdings International Co. Ltd.	3,144,000	13,753
	Dongfeng Motor Group Co. Ltd.	7,786,000	13,680
	China Resources Enterprise Ltd.	3,438,000	13,523
	Jiangxi Copper Co. Ltd.	3,997,000	12,691
	China Yurun Food Group Ltd.	3,777,413	12,280
	Inner Mongolia Yitai Coal Co. Class B	1,713,700	12,030
	Tingyi Cayman Islands Holding Corp.	4,836,000	11,867
	China Citic Bank Corp. Ltd.	17,713,539	11,598
*	GOME Electrical Appliances Holdings Ltd.	30,220,980	11,416
^,* Aluminum Corp. of China Ltd.		11,344,000	11,194
	Anhui Conch Cement Co. Ltd.	2,362,000	10,984
	Kunlun Energy Co. Ltd.	7,064,000	10,409
	China Resources Land Ltd.	5,786,000	10,405
	China National Building Material Co. Ltd.	4,150,000	10,282
	China Communications Construction Co. Ltd.	12,095,000	9,752
	Kingboard Chemical Holdings Ltd.	1,698,000	9,704
	China Minsheng Banking Corp. Ltd.	11,300,300	9,618
*	GCL Poly Energy Holdings Ltd.	19,788,000	9,275
	China Pacific Insurance Group Co. Ltd.	2,329,738	9,202
	China Mengniu Dairy Co. Ltd.	3,268,000	9,157
	Zijin Mining Group Co. Ltd.	11,510,000	9,059
*	PICC Property & Casualty Co. Ltd.	6,966,000	8,754

	Beijing Enterprises Holdings Ltd.	1,480,000	8,724
	COSCO Pacific Ltd.	4,650,000	8,707
	China Oilfield Services Ltd.	4,462,000	8,603
	Citic Pacific Ltd.	3,196,000	8,560
	China Railway Group Ltd.	11,405,000	8,292
	China Resources Power Holdings Co. Ltd.	4,721,600	8,288
	CSR Corp. Ltd.	5,659,000	8,166
	Lenovo Group Ltd.	13,992,000	8,159
	Guangzhou Automobile Group Co. Ltd.	6,319,883	8,084
^,* China COSCO Holdings Co. Ltd.		7,472,000	8,037
	Weichai Power Co. Ltd.	1,166,800	7,960
	Evergrande Real Estate Group Ltd.	14,919,883	7,891
^	Byd Co. Ltd.	1,489,000	7,331
^	Alibaba.com Ltd.	3,636,000	7,213
	Shimao Property Holdings Ltd.	4,636,500	7,018
	Huabao International Holdings Ltd.	4,523,000	6,692
	China Railway Construction Corp. Ltd.	5,405,300	6,628
	Nine Dragons Paper Holdings Ltd.	4,684,669	6,614
*	Air China Ltd.	6,306,000	6,507
	ENN Energy Holdings Ltd.	2,098,000	6,275
	Shanghai Industrial Holdings Ltd.	1,546,000	6,247
	Parkson Retail Group Ltd.	3,629,000	6,222
*	China Taiping Insurance Holdings Co. Ltd.	2,214,800	6,196
^	Agile Property Holdings Ltd.	4,102,000	6,122
	Sino-Ocean Land Holdings Ltd.	8,969,000	5,954
	Sinopharm Group Co.	1,676,400	5,915
	Chaoda Modern Agriculture Holdings Ltd.	8,097,825	5,813
	Fushan International Energy Group Ltd.	8,426,000	5,751
	ZTE Corp.	1,439,718	5,663
	Longfor Properties Co. Ltd.	3,660,000	5,475
	Shandong Weigao Group Medical Polymer Co. Ltd.	2,100,000	5,435
	Poly Hong Kong Investments Ltd.	5,731,000	5,333
	Golden Eagle Retail Group Ltd.	1,931,000	5,293
	China High Speed Transmission Equipment Group Co. Ltd.	3,340,000	5,149
	China Everbright Ltd.	2,450,000	5,115
	Shanghai Electric Group Co. Ltd.	8,376,000	5,021
	Zhuzhou CSR Times Electric Co. Ltd.	1,296,000	4,998
	Geely Automobile Holdings Ltd.	10,550,000	4,935
	China Agri-Industries Holdings Ltd.	4,601,000	4,907
	Huaneng Power International Inc.	8,806,000	4,904
^,* China Longyuan Power Group Corp.		5,387,000	4,849
^,* Brilliance China Automotive Holdings Ltd.		6,374,000	4,786
	China International Marine Containers Group Co. Ltd. Class B	2,018,253	4,780
	Soho China Ltd.	5,990,500	4,750
^	Angang Steel Co. Ltd.	3,202,000	4,743
^,* China Rongsheng Heavy Industry Group Co. Ltd.		4,973,304	4,547
	Zhaojin Mining Industry Co. Ltd.	1,242,500	4,529
	China Shipping Development Co. Ltd.	3,736,000	4,513
	Country Garden Holdings Co.	11,999,000	4,477
*	China Shipping Container Lines Co. Ltd.	9,592,000	4,461
	China Vanke Co. Ltd. Class B	3,545,100	4,399
*	China Resources Cement Holdings Ltd.	5,557,845	4,250
	Sinopec Shanghai Petrochemical Co. Ltd.	6,964,000	4,220
^	Great Wall Motor Co. Ltd.	2,642,500	4,179
^	Guangzhou R&F Properties Co. Ltd.	2,826,800	4,177
	Dongfang Electric Corp. Ltd.	972,000	4,105
*	Semiconductor Manufacturing International Corp.	51,590,000	4,011
	Anta Sports Products Ltd.	2,494,000	3,981

^	Shui On Land Ltd.	8,176,699	3,920
	China BlueChemical Ltd.	4,750,000	3,914
	Tsingtao Brewery Co. Ltd.	854,000	3,913
	Zhejiang Expressway Co. Ltd.	4,124,000	3,856
	Guangdong Investment Ltd.	7,394,000	3,791
	China Shanshui Cement Group Ltd.	4,780,000	3,749
	Renhe Commercial Holdings Co. Ltd.	22,391,635	3,729
^	Li Ning Co. Ltd.	1,953,000	3,728
	Fosun International Ltd.	4,668,000	3,655
	Jiangsu Expressway Co. Ltd.	3,330,000	3,573
^	Hengdeli Holdings Ltd.	6,216,000	3,522
	China Dongxiang Group Co.	8,076,000	3,513
	BBMG Corp.	2,480,500	3,342
*	Sinofert Holdings Ltd.	5,978,000	3,310
^	China Gas Holdings Ltd.	7,430,000	3,231
	Wumart Stores Inc.	1,533,000	3,215
	Lonking Holdings Ltd.	5,474,000	3,215
^	Datang International Power Generation Co. Ltd.	8,994,000	3,146
	China Communications Services Corp. Ltd.	5,122,000	3,131
	Lee & Man Paper Manufacturing Ltd.	4,520,000	3,121
	Digital China Holdings Ltd.	1,604,000	3,091
^,* Metallurgical Corp. of China Ltd.		7,009,000	3,085
	Franshion Properties China Ltd.	10,394,000	3,009
*	Yuexiu Property Co. Ltd.	11,866,000	2,903
^	Maanshan Iron & Steel	5,180,000	2,877
	Beijing Capital International Airport Co. Ltd.	5,354,000	2,853
	Ports Design Ltd.	1,032,000	2,840
^	Skyworth Digital Holdings Ltd.	4,441,000	2,791
	KWG Property Holding Ltd.	3,717,500	2,773
	China National Materials Co. Ltd.	3,143,000	2,716
^	China Shineway Pharmaceutical Group Ltd.	1,071,000	2,713
*	China Southern Airlines Co. Ltd.	5,292,000	2,705
^	Kingdee International Software Group Co. Ltd.	4,064,000	2,667
	Hidili Industry International Development Ltd.	3,001,000	2,593
^	China Everbright International Ltd.	5,107,000	2,585
	Harbin Power Equipment Co. Ltd.	1,924,000	2,433
	Daphne International Holdings Ltd.	2,526,000	2,428
^,* West China Cement Ltd.		6,668,000	2,378
	Xingda International Holdings Ltd.	2,352,000	2,335
	Minth Group Ltd.	1,500,000	2,266
^	Asian Citrus Holdings Ltd.	1,898,000	2,262
^	China Zhongwang Holdings Ltd.	4,664,800	2,235
	Greentown China Holdings Ltd.	1,863,000	2,126
	Shenzhen International Holdings Ltd.	23,820,000	2,115
	Shenzhen Investment Ltd.	5,950,000	2,103
*	Haier Electronics Group Co. Ltd.	1,999,000	2,088
	Bosideng International Holdings Ltd.	6,626,000	2,055
^	Sino Biopharmaceutical	6,344,000	2,045
*	Beijing Enterprises Water Group Ltd.	5,136,000	2,027
^	NVC Lighting Holdings Ltd.	3,853,000	2,015
^,* China Liansu Group Holdings Ltd.		2,073,000	2,004
	REXLot Holdings Ltd.	18,400,000	1,991
^,* Hopson Development Holdings Ltd.		1,740,000	1,971
^	Comba Telecom Systems Holdings Ltd.	1,833,000	1,962
*	Yingde Gases	2,536,500	1,950
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	1,267,700	1,934
	China Wireless Technologies Ltd.	3,480,000	1,933
^	Sinotruk Hong Kong Ltd.	2,065,500	1,918

^,* Real Gold Mining Ltd.		1,251,000	1,896
^	VODone Ltd.	5,570,000	1,832
*	China Travel International Inv HK	8,206,000	1,805
^,* Hunan Non-Ferrous Metal Corp. Ltd.		4,578,000	1,788
	Haitian International Holdings Ltd.	1,566,000	1,753
	Travelsky Technology Ltd.	1,743,000	1,749
	PCD Stores Ltd.	5,408,000	1,701
^	Fufeng Group Ltd.	2,095,000	1,692
*	TCL Communication Technology Holdings Ltd.	1,535,000	1,691
	TPV Technology Ltd.	2,632,000	1,655
^	361 Degrees International Ltd.	2,353,000	1,655
^	China Metal Recycling Holdings Ltd.	1,435,200	1,653
^,* Hi Sun Technology China Ltd.		4,533,000	1,651
^,* United Energy Group Ltd.		8,830,000	1,630
	Ajisen China Holdings Ltd.	1,058,000	1,611
^	Peak Sport Products Co. Ltd.	2,387,000	1,586
^,* Minmetals Resources Ltd.		2,272,000	1,544
	China Lilang Ltd.	1,178,000	1,544
*	Shougang Concord International Enterprises Co. Ltd.	10,170,000	1,509
	BYD Electronic International Co. Ltd.	2,246,000	1,504
^	Sinotrans Shipping Ltd.	3,948,000	1,452
	Dongyue Group	2,591,000	1,404
^	Tianjin Port Development Holdings Ltd.	5,254,000	1,360
^,* China Rare Earth Holdings Ltd.		3,048,000	1,345
^	China Green Holdings Ltd./Bermuda	1,362,000	1,341
	C C Land Holdings Ltd.	3,634,000	1,328
	Ruinian International Ltd.	1,612,000	1,328
*	Tianjin Development Hldgs	1,508,000	1,279
	Xinjiang Xinxin Mining Industry Co. Ltd.	2,022,000	1,270
^	China High Precision Automation Group Ltd.	1,526,000	1,263
	Silver Grant International	3,734,000	1,257
*	Citic Resources Holdings Ltd.	6,024,000	1,240
^	China Water Affairs Group Ltd.	3,252,000	1,238
	Sinotrans Ltd.	4,582,000	1,233
^	Shenzhou International Group Holdings Ltd.	1,047,000	1,220
^	Heng Tai Consumables Group Ltd.	8,024,250	1,213
^,* GZI Transport Ltd.		2,142,000	1,205
	Shenzhen Expressway Co. Ltd.	2,006,000	1,198
^	China Pharmaceutical Group Ltd.	2,168,000	1,195
^	Powerlong Real Estate Holdings Ltd.	3,449,000	1,189
*	China ITS Holdings Co. Ltd.	1,788,000	1,176
	Zhejiang Southeast Electric Power Co. Class B	1,906,900	1,173
*	China Oil and Gas Group Ltd.	10,580,000	1,151
^,* China Precious Metal Resources Holdings Co. Ltd.		5,402,000	1,148
	China Forestry Holdings Ltd.	3,050,000	1,147
	Cosco International Holdings Ltd.	1,926,000	1,141
	Anhui Expressway Co.	1,382,000	1,140
*	Anxin-China Holdings Ltd.	3,440,000	1,130
	Anhui Gujing Distillery Co. Ltd. Class B	169,900	1,118
*	International Mining Machinery Holdings Ltd.	1,437,000	1,109
	China Automation Group Ltd.	1,440,000	1,106
	Weiqiao Textile Co.	1,178,000	1,104
^	GZI Real Estate Investment Trust	1,980,000	1,103
	New World Department Store China Ltd.	1,429,000	1,101
	Ju Teng International Holdings Ltd.	2,352,000	1,099
	First Tractor Co. Ltd.	1,144,000	1,092
	Shanghai Friendship Group Inc. Ltd. Class B	496,800	1,083
	TCC International Holdings Ltd.	2,816,000	1,079

	Dazhong Transportation Group Co. Ltd. Class B	1,475,500	1,061
^	Dalian Port PDA Co. Ltd.	2,552,000	1,041
^	China Power International Development Ltd.	5,092,000	1,037
	Hangzhou Steam Turbine Co. Class B	496,600	1,035
*	Interchina Holdings Co.	6,160,000	1,027
^,* China Power New Energy Development Co. Ltd.		10,800,000	1,001
*	Shanghai Industrial Urban Development Group Ltd.	2,600,000	996
^	XTEP International Holdings	1,502,000	978
^	Vinda International Holdings Ltd.	1,036,000	970
	Guangzhou Shipyard International Co. Ltd.	446,000	969
	China South City Holdings Ltd.	5,110,000	966
^	Kingsoft Corp. Ltd.	1,693,000	930
*	Phoenix Satellite Television Holdings Ltd.	2,536,000	921
	Jiangsu Future Land Co. Ltd. Class B	1,184,400	920
	Lao Feng Xiang Co. Ltd. Class B	365,100	914
	Luthai Textile Co. Ltd. Class B	917,600	908
^,* Truly International Holdings		3,410,000	906
^,* Sino Oil And Gas Holdings Ltd.		16,790,000	895
^	Towngas China Co. Ltd.	1,730,000	884
	Shenzhen Accord Pharmaceutical Co. Ltd. Class B	315,600	883
	AMVIG Holdings Ltd.	1,174,000	874
^,* China Vanadium Titano - Magnetite Mining Co. Ltd.		1,906,000	862
	Lijun International Pharmaceutical Holding Ltd.	3,300,000	861
	China Huiyuan Juice Group Ltd.	1,255,000	859
	Shenzhen Chiwan Wharf Holdings Ltd. Class B	481,800	857
^	Guangzhou Pharmaceutical Co. Ltd.	576,000	854
	China Oriental Group Co. Ltd.	1,660,000	851
^	Shanghai Forte Land Co.	1,954,000	849
	Yip's Chemical Holdings Ltd.	700,000	842
	Shanghai Jin Jiang International Hotels Group Co. Ltd.	3,538,000	838
	Beijing Capital Land Ltd.	2,472,000	819
	Sinolink Worldwide Holdings Ltd.	5,564,000	812
	Chongqing Machinery & Electric Co. Ltd.	2,358,000	806
	Shanghai Mechanical and Electrical Industry Co. Ltd. Class B	597,620	798
	China Aerospace International Holdings Ltd.	5,730,000	777
	Shandong Airlines Co. Ltd.	378,300	771
^	Chigo Holding Ltd.	9,500,000	769
^	Hua Han Bio-Pharmaceutical Holdings Ltd.	2,388,000	768
	Shanghai Jinjiang International Hotels Development Co. Ltd. Class B	431,300	758
^,* Global Bio-Chem Technology Group Co. Ltd.		4,642,000	755
	Welling Holding Ltd.	14,046,000	747
^	Fantasia Holdings Group Co. Ltd.	4,261,500	746
*	Vitar International Holdings Ltd.	3,290,000	743
^	China Lumena New Materials Corp.	2,150,000	739
*	North Mining Shares Co. Ltd.	17,890,000	734
	Little Sheep Group Ltd.	1,178,000	731
*	Sino Prosper State Gold Resources Holdings Ltd.	14,440,000	729
*	Golden Meditech Holdings Ltd.	3,856,000	727
*	Citic 21CN Co. Ltd.	6,354,000	723
*	Minmetals Land Ltd.	3,484,000	713
	Xinhua Winshare Publishing and Media Co. Ltd.	1,196,000	709
*	China LotSynergy Holdings Ltd.	16,368,000	709
	Regent Manner International Ltd.	858,000	707
^	China SCE Property Holdings Ltd.	2,569,000	704
	Texhong Textile Group Ltd.	750,000	702
	Livzon Pharmaceutical Inc. Class B	206,200	695
*	Sino Union Energy Investment Group Ltd.	8,440,000	694
^,* China Grand Forestry Green Resources Group Ltd.		21,750,000	694

	Wasion Group Holdings Ltd.	1,312,000	692
	Asia Cement China Holdings Corp.	1,319,000	690
	Tong Ren Tang Technologies Co. Ltd.	249,000	684
^	BaWang International Group Holding Ltd.	2,410,000	681
^	Road King Infrastructure Ltd.	738,000	675
*	China Merchants China Direct Investments Ltd.	318,000	672
	SRE Group Ltd.	6,694,000	671
*	Shanghai Haixin Group Co. Class B	1,101,094	664
	Mingyuan Medicare Development Co. Ltd.	5,150,000	656
^,* PetroAsian Energy Holdings Ltd.		10,280,000	653
	Lingbao Gold Co. Ltd.	850,000	653
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	752,300	648
	Huaxin Cement Co. Ltd. Class B	203,805	647
	Great Wall Technology Co. Ltd.	1,292,000	646
^,* O-Net Communications Group Ltd.		1,062,000	646
^	Tianneng Power International Ltd.	1,490,000	642
*	Wuxi Little Swan Co. Ltd. Class B	320,890	629
*	Danhua Chemical Technology Co. Ltd.	535,600	625
*	Pou Sheng International Holdings Ltd.	3,875,000	623
	China Haidian Holdings Ltd.	4,660,000	622
	China Singyes Solar Technologies Holdings Ltd.	740,000	621
^	Qingling Motors Co. Ltd.	2,116,000	613
*	Huangshan Tourism Development Co. Ltd. Class B	431,100	612
	TCL Multimedia Technology Holdings Ltd.	1,538,000	610
^	Inspur International Ltd.	7,000,000	604
	Tomson Group Ltd.	1,432,000	601
*	Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	1,123,800	594
^	China Tontine Wines Group Ltd.	2,610,000	578
	Comtec Solar Systems Group Ltd.	1,456,000	572
^	CP Pokphand Co.	4,170,000	569
	Xiamen International Port Co. Ltd.	2,678,000	562
^,* China Qinfa Group Ltd.		882,000	562
*	Hisense Kelon Electrical Holdings Co. Ltd. Class A	1,047,000	558
	Sinopec Kantons Holdings Ltd.	880,000	550
	Shengli Oil&Gas Pipe Holdings Ltd.	2,836,500	546
*	Double Coin Holdings Ltd. Class B	638,200	546
*	Kai Yuan Holdings Ltd.	16,240,000	542
^	Beijing North Star Co. Ltd.	2,022,000	538
	Shanghai Prime Machinery Co. Ltd.	2,032,000	536
*	Qunxing Paper Holdings Co. Ltd.	1,573,000	534
	Sparkle Roll Group Ltd.	2,960,000	534
	Shanghai Diesel Engine Co. Ltd. Class B	599,600	531
^	Shandong Luoxin Pharmacy Stock Co. Ltd.	468,000	531
*	Nan Hai Corp. Ltd.	70,500,000	526
*	Zhong An Real Estate Ltd.	2,261,000	524
*	Chiho-Tiande Group Ltd.	690,000	524
	Baoye Group Co. Ltd.	784,000	523
	Shanghai Baosight Software Co. Ltd. Class B	243,300	521
*	Youyuan International Holdings Ltd.	996,000	521
	Pacific Online Ltd.	972,000	513
*	Shanghai Waigaoqiao Free Trade Zone Development Co. Ltd. Class B	554,400	499
*	Shanghai Highly Group Co. Ltd. Class B	785,300	496
^,* China Corn Oil Co. Ltd.		752,000	493
	Dynasty Fine Wines Group Ltd.	1,056,000	492
^	China Aoyuan Property Group Ltd.	2,613,000	487
*	SPG Land Holdings Ltd.	893,000	481
*	Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	1,008,000	480
^,* Huscoke Resources Holdings Ltd.		9,306,000	478

	Loudong General Nice Resources China Holdings Ltd.	3,921,000	473
*	SVA Electron Co. Ltd. Class B	811,130	473
^	Yuzhou Properties Co.	1,464,000	465
	Shandong Molong Petroleum Machinery Co. Ltd.	355,200	465
	Shanghai Jinjiang International Investment Holdings Co. Class B	445,200	459
*	SGSB Group Co. Ltd. Class B	640,296	458
	China Starch Holdings Ltd.	6,605,000	457
*	Shanghai Yaohua Pilkington Glass Co. Ltd. Class B	518,000	455
	CPMC Holdings Ltd.	711,000	454
	International Taifeng Holdings Ltd.	854,000	445
	Hainan Meilan International Airport Co. Ltd.	372,000	443
*	China Resources Microelectronics Ltd.	8,790,000	441
^,* Honghua Group Ltd.		3,227,000	434
	Central China Real Estate Ltd.	1,424,000	430
*	LK Technology Holdings Ltd.	1,170,000	429
	Dawnrays Pharmaceutical Holdings Ltd.	1,008,000	427
*	Huadian Energy Co. Ltd. Class B	1,193,500	427
*	Trauson Holdings Co. Ltd.	882,000	426
^,* Huiyin Household Appliances Holdings Co. Ltd.		1,792,000	423
*	Eastern Communications Co. Ltd. Class B	829,300	417
	Goldlion Holdings Ltd.	979,000	414
	Guangdong Provincial Expressway Development Co. Ltd. Class B	849,200	411
^,* Chongqing Iron & Steel Co. Ltd.		1,532,000	411
	Le Saunda Holdings Ltd.	820,000	399
	Beijing Jingkelong Co. Ltd.	287,000	397
^	Xiwang Sugar Holdings Co. Ltd.	1,380,000	393
	Tiangong International Co. Ltd.	599,000	392
	MOBI Development Co. Ltd.	1,197,000	386
	China All Access Holdings Ltd.	1,186,000	369
*	China Communication Telecom Services Co. Ltd.	1,433,000	366
	HKC Holdings Ltd.	6,537,000	365
*	Solargiga Energy Holdings Ltd.	1,549,000	362
*	Shanghai Dajiang Group Class B	910,501	362
^	Ausnutria Dairy Corp. Ltd.	1,045,000	361
	Tianjin Capital Environmental Protection Group Co. Ltd.	968,000	359
^,* SIM Technology Group Ltd.		1,792,000	356
*	China Fangda Group Co. Ltd. Class B	575,860	353
*	Jingwei Textile Machinery	470,000	351
	Shanghai Zendai Property Ltd.	9,380,000	349
	Anhui Tianda Oil Pipe Co. Ltd.	773,000	346
*	Binhai Investment Co. Ltd.	4,956,000	346
*	Tsann Kuen China Enterprise Co. Ltd. Class B	1,244,900	339
^,* Chaowei Power Holdings Ltd.		971,000	338
^,* Sijia Group Co.		687,000	334
	Good Friend International Holdings Inc.	408,000	333
	Lai Fung Holdings Ltd.	7,572,000	331
*	Hubei Sanonda Co. Ltd. Class B	657,800	325
*	Konka Group Co. Ltd. Class B	811,400	318
^,* China Energine International Holdings Ltd.		3,956,000	316
*	CNNC International Ltd.	356,000	315
	NetDragon Websoft Inc.	668,508	315
	Shanghai Jinjiang International Travel Co. Ltd. Class B	182,300	315
*	AVIC International Holding HK Ltd.	7,154,000	313
*	Kingway Brewery Holdings Ltd.	1,284,000	313
*	Beijing Properties Holdings Ltd.	3,532,000	312
^,* Hong Kong Resources Holdings Co. Ltd.		2,688,000	312
^,* SMI Corp. Ltd.		6,260,000	309
	Meike International Holdings Ltd.	1,480,000	306

*	Richly Field China Development Ltd.	10,150,000	305
*	Jinzhou Port Co. Ltd. Class B	615,400	305
	Zhengzhou Gas Co. Ltd.	150,000	302
*	Wafangdian Bearing Co. Ltd. Class B	225,900	301
	MIN XIN Holdings Ltd.	610,000	301
*	Global Energy Resources International Group Ltd.	8,288,000	297
*	Jinshan Development & Construction Co. Ltd. Class B	474,400	294
*	China Glass Holdings Ltd.	330,000	293
*	China Mining Resources Group Ltd.	13,152,000	291
*	Jinan Qingqi Motorcycle Co. Class B	636,000	290
^,* Extrawell Pharmaceutical Holdings Ltd.		4,420,000	290
	Tianyi Fruit Holdings Ltd.	844,000	290
*	Enerchina Holdings Ltd.	13,365,000	288
*	Henderson Investment Ltd.	2,951,000	284
	Embry Holdings Ltd.	346,000	281
*	Shanghai Erfangji Co. Ltd. Class B	644,000	279
	China Sunshine Paper Holdings Co. Ltd.	1,001,000	274
	A8 Digital Music Holdings Ltd.	724,000	271
*	Shanghai Automation Instrumentation Co. Ltd. Class B	296,100	269
*	Hefei Meiling Co. Ltd. Class B	235,900	262
*	Shenji Group Kunming Machine Tool Co. Ltd.	382,000	262
	Global Sweeteners Holdings Ltd.	1,368,000	257
*	Tianjin Marine Shipping Co. Ltd. Class B	497,100	256
*	CIMC Enric Holdings Ltd.	586,000	248
*	Changchai Co. Ltd. Class B	335,400	241
	Qin Jia Yuan Media Services Co. Ltd.	1,260,000	240
*	Shanghai Material Trading Co. Ltd. Class B	275,700	236
	China Nickel Resources Holding Co. Ltd.	1,314,000	233
*	Shanghai Potevio Co. Ltd. Class B	345,100	232
	Overseas Chinese Town Asia Holdings Ltd.	422,000	228
	SinoMedia Holding Ltd.	648,000	224
	Anton Oilfield Services Group	1,652,000	223
	DaChan Food Asia Ltd.	1,162,000	222
*	Asia Energy Logistics Group Ltd.	15,180,000	216
*	United Gene High-Tech Group Ltd.	15,090,000	215
*	Coastal Greenland Ltd.	3,192,000	213
*	Chinasoft International Ltd.	850,000	208
*	Zhonglu Co. Ltd. Class B	209,800	201
	Yantai North Andre Juice Co.	3,740,000	199
*	China Public Healthcare Holding Ltd.	20,260,000	199
*	Media China Corp. Ltd.	45,100,000	195
	Centron Telecom International Holdings Ltd.	826,000	193
*	Shenzhen SEG Co. Ltd. Class B	507,000	191
*	Shanghai Dingli Technology Development Group Co. Ltd. Class B	333,300	188
^	Coslight Technology International Group Ltd.	310,000	177
*	Dalian Refrigeration Co. Ltd. Class B	165,500	176
*	Shenzhen Chiwan Petroleum Class B	114,100	174
	Shougang Concord Century Holdings Ltd.	1,608,000	169
*	China Seven Star Shopping Ltd.	11,130,000	166
*	China Chengtong Development Group Ltd.	2,578,000	156
*	Nanjing Panda Electronics Co. Ltd.	516,000	152
*	Luoyang Glass Co. Ltd.	444,000	132
	Goldbond Group Holdings Ltd.	2,410,000	127
*	Shandong Xinhua Pharmaceutical Co. Ltd.	294,000	124
*	Beijing Development HK Ltd.	669,000	121
*	Tak Sing Alliance Holdings Ltd.	858,000	112
*	Northeast Electric Development Co. Ltd.	554,000	106

*
	Shenzhen Special Economic Zone Real Estate & Properties Group Co. Ltd. Class B	246,900	101
			2,174,405
Colombia (0.1%)
	BanColombia SA ADR	420,234	24,559
	Ecopetrol SA	1,690,947	3,595
	Grupo de Inversiones Suramericana SA	48,366	914
	Cementos Argos SA	135,002	827
	Corp Financiera Colombiana SA	30,000	564
	Almacenes Exito SA	45,263	558
	Inversiones Argos SA	50,291	517
	Interconexion Electrica SA	62,441	441
			31,975
Cyprus (0.0%)
*	Marfin Popular Bank PCL Rights Exp. 02/11/2011	1,703,650	47

Czech Republic (0.1%)
	CEZ AS	466,595	22,018
	Komercni Banka AS	43,547	10,403
	Telefonica O2 Czech Republic AS	321,172	7,343
*	Unipetrol AS	202,041	2,101
^,* Central European Media Enterprises Ltd. Class A		102,000	1,872
*	Philip Morris CR AS	1,852	1,073
	Pegas Nonwovens SA	25,510	646
			45,456
Denmark (0.8%)
	Novo Nordisk A/S Class B	1,197,366	135,234
	AP Moller - Maersk A/S Class B	3,792	36,847
*	Danske Bank A/S	1,306,766	35,069
	Carlsberg A/S Class B	306,668	30,542
*	Vestas Wind Systems A/S	585,904	20,196
	Novozymes A/S	132,788	18,416
	Danisco A/S	135,853	16,514
	AP Moller - Maersk A/S	1,587	14,925
	FLSmidth & Co. A/S	151,341	12,985
	DSV A/S	602,995	12,599
	Coloplast A/S Class B	65,259	9,481
*	Jyske Bank A/S	173,935	7,807
*	Topdanmark A/S	41,044	5,920
*	GN Store Nord A/S	584,961	5,599
*	Sydbank A/S	190,939	5,511
*	William Demant Holding A/S	67,892	5,443
	Tryg A/S	73,330	3,976
	NKT Holding A/S	67,617	3,934
	Christian Hansen Holding A/S	174,983	3,718
	Rockwool International A/S Class B	24,090	2,840
	D/S Norden	63,521	2,153
	SimCorp A/S	12,448	1,899
*	Royal UNIBREW A/S	26,931	1,714
*	Bavarian Nordic A/S	31,384	1,516
*	Genmab A/S	109,066	1,266
^,* Bang & Olufsen A/S		98,480	1,247
^	ALK-Abello A/S	18,416	1,213
	Solar A/S Class B	15,060	1,210
	East Asiatic Co. Ltd. A/S	37,113	1,138
	IC Companys A/S	23,858	1,091
*	NeuroSearch A/S	66,650	1,064

	Schouw & Co.	42,652	978
*	Dfds A/S	7,264	614
	Auriga Industries Class B	36,917	611
^,* Torm A/S		72,117	516
*	Thrane & Thrane AS	10,536	502
*	TK Development	97,542	408
*	Alm Brand A/S	173,384	395
*	Amagerbanken A/S	537,565	348
*	Greentech Energy Systems	106,887	332
			407,771
Egypt (0.0%)
	Orascom Construction Industries GDR	269,994	9,007
*	Orascom Telecom Holding SAE GDR	1,591,123	4,897
	Egyptian Financial Group-Hermes Holding	479,039	2,161
*	Talaat Moustafa Group	1,819,263	2,028
	Commercial International Bank Egypt SAE	253,786	1,581
*	Ezz Steel	512,305	1,393
	Telecom Egypt	431,535	1,181
*	National Societe Generale Bank SAE	85,000	621
	Egyptian Kuwaiti Holding Co.	367,852	462
*	ElSewedy Electric Co.	41,444	324
	Egyptian Co. for Mobile Services	13,261	301
			23,956
Finland (0.8%)
	Nokia Oyj	10,700,473	114,518
	Fortum Oyj	1,272,713	39,220
	Sampo Oyj	1,202,776	35,387
	UPM-Kymmene Oyj	1,498,368	30,915
	Kone Oyj Class B	447,402	24,377
	Stora Enso Oyj	1,676,711	19,999
	Metso Oyj	368,552	19,674
	Wartsila Oyj	235,833	18,214
	Nokian Renkaat Oyj	310,652	11,243
	Kesko Oyj Class B	189,153	9,102
	Elisa Oyj	385,026	8,479
	YIT Oyj	303,597	7,651
	Neste Oil Oyj	365,167	6,899
	Outotec Oyj	122,100	6,858
	Outokumpu Oyj	359,479	6,719
	Konecranes Oyj	156,661	6,582
	Orion Oyj Class B	265,550	6,002
	Rautaruukki Oyj	237,422	5,939
	Sanoma Oyj	232,817	5,447
	Pohjola Bank plc	397,790	5,304
	Kemira Oyj	305,282	4,755
	Cargotec Oyj Class B	101,422	4,737
	Amer Sports Oyj Class A	326,174	4,571
	Tieto Oyj	194,884	4,102
	Huhtamaki Oyj	224,758	3,254
	Sponda Oyj	627,487	3,204
^	Stockmann OYJ Abp Class B	86,562	2,789
	Uponor Oyj	155,510	2,704
	Ramirent Oyj	185,773	2,567
*	M-real Oyj Class B	537,255	2,387
	Citycon Oyj	450,635	1,956
	Lassila & Tikanoja Oyj	99,466	1,896
*	Tikkurila Oyj	75,618	1,637

Alma Media Oyj	138,960	1,632
* Cramo Oyj	56,768	1,498
Vacon plc	26,248	1,402
Oriola-KD Oyj	296,356	1,311
Poyry Oyj	98,600	1,207
* Raisio plc	299,902	1,059
* Lemminkainen Oyj	27,480	969
HKScan Oyj	90,311	966
PKC Group Oyj	39,426	820
F-Secure Oyj	247,497	752
* Technopolis plc	132,003	749
Ponsse Oy	24,902	382
* Atria plc Class A	31,235	375
* SRV Group plc	35,302	328
		442,538
France (6.4%)
Total SA	6,045,178	353,786
BNP Paribas	2,741,528	204,919
Sanofi-Aventis SA	2,999,363	204,624
GDF Suez	3,538,286	140,327
Societe Generale	1,814,652	117,327
France Telecom SA	5,303,013	115,911
LVMH Moet Hennessy Louis Vuitton SA	700,454	109,295
Schneider Electric SA	695,251	108,534
AXA SA	4,910,886	103,937
Vivendi SA	3,537,873	101,329
Air Liquide SA	809,275	101,025
Danone	1,667,844	100,392
ArcelorMittal	2,453,003	89,676
Carrefour SA	1,712,002	83,928
L'Oreal SA	688,727	80,019
Vinci SA	1,256,862	72,707
Cie de St-Gobain	1,137,494	65,842
Pernod-Ricard SA	569,953	54,313
Unibail-Rodamco SE	262,666	50,170
Credit Agricole SA	2,747,653	40,635
Cie Generale d'Optique Essilor International SA	578,674	38,670
Cie Generale des Etablissements Michelin Class B	504,009	36,682
* Renault SA	552,350	36,099
PPR	218,024	34,872
Vallourec SA	316,680	34,422
Lafarge SA	575,714	34,098
* European Aeronautic Defence and Space Co. NV	1,172,760	33,784
Alstom SA	592,168	33,072
EDF SA	743,393	32,754
Veolia Environnement SA	993,377	31,032
Bouygues SA	663,729	30,884
Technip SA	283,673	27,546
Christian Dior SA	183,222	25,172
* Alcatel-Lucent	6,660,611	22,172
STMicroelectronics NV	1,829,514	22,122
Cap Gemini SA	422,436	21,331
SES SA	858,918	20,722
Accor SA	424,252	19,390
Sodexo	270,592	18,639
Publicis Groupe SA	355,826	18,320
* Peugeot SA	436,582	18,286

	Legrand SA	451,599	18,190
	Safran SA	479,334	17,319
	Suez Environnement Co.	772,220	15,974
	Casino Guichard Perrachon SA	157,993	15,446
	Lagardere SCA	337,829	15,045
	Dassault Systemes SA	169,996	13,378
	Groupe Eurotunnel SA	1,373,470	13,329
	SCOR SE	481,675	13,323
*	Natixis	2,507,128	13,307
*	Cie Generale de Geophysique - Veritas	414,292	12,552
*	Valeo SA	212,507	12,430
	Gemalto NV	226,565	11,453
	Arkema SA	157,742	10,979
*	Edenred	450,424	10,776
	Eutelsat Communications	284,289	10,374
	Bureau Veritas SA	141,838	10,306
	Klepierre	272,126	9,903
	Thales SA	259,083	9,625
	CNP Assurances	424,592	9,353
	Wendel	92,974	9,275
	Rhodia SA	281,169	8,393
	Zodiac Aerospace	111,683	8,287
	Neopost SA	90,839	8,221
	Fonciere Des Regions	76,205	7,670
	Aeroports de Paris	85,871	7,216
	ICADE	66,481	7,215
	Imerys SA	109,186	7,197
*	Atos Origin SA	128,832	7,177
*	Air France-KLM	385,306	7,049
	Societe BIC SA	76,886	6,604
	Societe Television Francaise 1	337,116	6,540
	Gecina SA	54,601	6,524
	Eurazeo	82,802	6,099
*	JC Decaux SA	190,420	6,097
	Hermes International	30,003	6,059
	Eiffage SA	115,617	5,936
	SEB SA	56,915	5,655
	Nexans SA	68,891	5,529
	Eramet	15,008	5,328
	Teleperformance	145,096	5,228
^	Bourbon SA	113,295	5,055
^,* APERAM		121,989	5,002
*	Faurecia	141,469	4,919
	Iliad SA	46,292	4,917
	Metropole Television SA	184,525	4,517
	Havas SA	857,264	4,502
	Remy Cointreau SA	62,180	4,408
	CFAO SA	105,150	4,217
	Etablissements Maurel et Prom	224,499	4,208
	Societe Immobiliere de Location pour l'Industrie et le Commerce	29,596	3,996
	Rubis	32,540	3,779
^	PagesJaunes Groupe	364,290	3,742
	BioMerieux	33,719	3,679
	Nexity SA	76,907	3,549
*	Euler Hermes SA	38,525	3,540
	Ingenico	94,069	3,494
	SA des Ciments Vicat	44,764	3,406
	IPSOS	62,696	3,043

	Mercialys SA	78,591	3,005
	Ipsen SA	83,850	2,929
	Orpea	60,860	2,863
*	UBISOFT Entertainment	242,125	2,840
^,* SOITEC		223,929	2,763
	Saft Groupe SA	71,504	2,713
	Mersen	45,580	2,404
	EDF Energies Nouvelles SA	55,238	2,392
	Rallye SA	49,201	2,225
*	Beneteau SA	99,602	2,155
	Virbac SA	13,652	2,119
	Vilmorin & Cie	17,219	2,086
	Groupe Steria SCA	71,357	2,055
*	Derichebourg SA	242,684	2,053
	Alten Ltd.	54,495	1,897
	Ciments Francais SA	20,715	1,845
^	SeLoger.com	35,563	1,843
	Plastic Omnium SA	22,617	1,773
	Faiveley Transport	18,464	1,648
*	Club Mediterranee	69,051	1,586
^	Stallergenes SA	18,818	1,518
	Eurofins Scientific	22,260	1,491
	Canal &	180,997	1,378
	Sechilienne-Sidec	48,768	1,377
	April Group	40,877	1,303
	Societe Fonciere Financiere et de Participations FFP	17,972	1,293
^,* Technicolor		216,421	1,257
*	GameLoft SA	181,662	1,235
	Pierre & Vacances	13,860	1,213
*	Altran Technologies SA	246,185	1,213
*	Medica SA	61,656	1,192
	Societe de la Tour Eiffel	13,971	1,152
	Sequana	56,683	1,070
*	Bull	241,587	1,067
	Sopra Group SA	11,069	1,034
	Esso SA Francaise	7,206	1,031
	Trigano SA	27,233	913
	Bonduelle S.C.A.	9,153	868
^,* Transgene SA		41,049	864
	Seche Environnement SA	9,879	846
*	Manitou BF SA	28,345	815
	Fimalac	18,643	809
^,* Cie des Alpes		21,923	723
	Laurent-Perrier	6,719	695
	LISI	9,148	689
*	Boursorama	61,147	682
*	Altamir Amboise	73,208	649
*	ABC Arbitrage	62,845	633
	GL Events	18,319	621
*	Parrot SA	17,912	596
	Sword Group	19,152	595
	Meetic	25,559	588
	Assystem	26,658	544
^,* NicOx SA		175,474	536
	Boiron SA	13,721	534
*	IMS-Intl Metal Service	29,168	533
*	Devoteam SA	19,927	501
*	Sartorius Stedim Biotech	8,974	481

	NRJ Group	41,158	470
*	GFI Informatique	104,349	461
*	Hi-Media SA	84,336	458
*	Haulotte Group SA	27,236	426
	Societe Internationale de Plantations d'Heveas SA	2,984	413
*	Maisons France Confort	8,024	402
	Union Financiere de France BQE SA	10,076	399
*	Inter Parfums SA	11,103	383
^,* Recylex SA		39,092	374
	Entrepose Contracting	2,547	373
*	Cegid Group	12,459	366
*	Etam Developpement SA	6,978	339
*	Euro Disney SCA	52,660	314
*	Audika SA	12,357	297
^,* Theolia SA		177,763	295
*	Spir Communication	5,474	285
*	LVL Medical Groupe SA	12,687	257
*	Affine SA	10,051	252
*	Vranken - Pommery Monopole	4,819	225
*	ExonHit Therapeutics SA	71,953	217
^,* METabolic EXplorer SA		24,616	212
*	Groupe Crit	6,702	199
*	Acanthe Developpement SA	115,333	198
			3,436,447
Germany (5.5%)
^	Siemens AG	2,353,291	301,479
	BASF SE	2,626,996	202,131
*	Daimler AG	2,538,951	185,619
	Allianz SE	1,298,227	180,339
	Bayer AG	2,365,203	174,425
	E.ON AG	5,150,862	171,953
	Deutsche Bank AG	2,663,634	157,277
	SAP AG	2,454,668	141,801
	Deutsche Telekom AG	8,100,048	107,960
	RWE AG	1,196,421	86,156
	Muenchener Rueckversicherungs AG	538,511	84,360
	Volkswagen AG Prior Pfd.	489,144	78,975
	Bayerische Motoren Werke AG	951,425	73,008
	Linde AG	485,409	70,764
	Deutsche Post AG	2,432,774	44,671
	Deutsche Boerse AG	561,599	42,572
^	ThyssenKrupp AG	963,612	39,077
	Adidas AG	602,278	37,503
	MAN SE	303,601	35,105
*	Infineon Technologies AG	3,130,847	33,105
	Fresenius Medical Care AG & Co. KGaA	551,941	32,300
	Henkel AG & Co. KGaA Prior Pfd.	511,861	31,212
	K&S AG	412,808	30,489
	Fresenius SE & Co. KGaA	313,060	27,295
	HeidelbergCement AG	403,277	26,341
	Metro AG	373,052	26,256
	Porsche Automobil Holding SE Prior Pfd.	251,195	23,310
	Henkel AG & Co. KGaA	373,870	19,222
*	Commerzbank AG	2,411,261	18,359
	Lanxess AG	236,454	17,197
	Merck KGaA	185,737	15,909
	Beiersdorf AG	289,226	15,845

*	Deutsche Lufthansa AG	659,275	13,847
	GEA Group AG	473,542	13,510
	Volkswagen AG	85,152	12,938
*	QIAGEN NV	669,915	12,346
	Hochtief AG	132,007	11,718
*	Continental AG	144,140	11,338
^	Aixtron SE	273,378	11,262
	Bilfinger Berger SE	125,055	11,071
	MTU Aero Engines Holding AG	140,704	9,912
	Salzgitter AG	121,040	9,791
	Rheinmetall AG	113,259	9,692
	Hannover Rueckversicherung AG	173,229	9,692
	Symrise AG	317,198	8,979
	Software AG	56,795	8,961
	Rhoen Klinikum AG	351,511	8,179
	Wacker Chemie AG	44,670	8,072
	Bayerische Motoren Werke AG Prior Pfd.	149,260	7,791
^	RWE AG Prior Pfd.	111,979	7,744
*	Kabel Deutschland Holding AG	153,463	7,733
*	Brenntag AG	80,497	7,623
	Fraport AG Frankfurt Airport Services Worldwide	106,595	7,508
	Wincor Nixdorf AG	93,480	7,145
	Axel Springer AG	42,177	6,700
	ProSiebenSat.1 Media AG Prior Pfd.	217,630	6,698
	Stada Arzneimittel AG	166,757	6,213
	Tognum AG	241,276	6,090
*	Kloeckner & Co. SE	188,350	6,032
	Aurubis AG	102,764	5,785
	United Internet AG	341,962	5,669
*	TUI AG	400,376	5,515
	Celesio AG	218,086	5,511
^,* SGL Carbon SE		138,756	5,247
	Suedzucker AG	190,496	5,081
	Puma AG Rudolf Dassler Sport	15,227	4,761
	Fuchs Petrolub AG Prior Pfd.	33,506	4,600
	Deutsche Euroshop AG	116,706	4,393
^	Wirecard AG	273,923	4,391
*	Dialog Semiconductor plc	176,080	3,962
*	Sky Deutschland AG	1,008,501	3,800
	Freenet AG	308,304	3,605
	ElringKlinger AG	108,287	3,461
*	Leoni AG	80,370	3,446
	Douglas Holding AG	61,602	3,322
	Fielmann AG	35,891	3,262
*	Deutsche Wohnen AG	232,777	3,179
*	Gerresheimer AG	76,026	3,144
	Vossloh AG	25,287	3,122
	Hugo Boss AG Prior Pfd.	44,023	3,101
	Hamburger Hafen und Logistik AG	69,368	3,069
*	Daimler AG	41,496	3,037
*	Demag Cranes AG	60,311	2,943
*	Aareal Bank AG	90,822	2,805
	Pfeiffer Vacuum Technology AG	24,275	2,805
	Gildemeister AG	123,347	2,634
*	Krones AG	40,496	2,621
	GAGFAH SA	257,469	2,591
*	Heidelberger Druckmaschinen AG	533,531	2,536
	GFK SE	46,078	2,384

^	Solarworld AG	238,673	2,357
*	IVG Immobilien AG	233,290	2,282
	CTS Eventim AG	34,182	2,189
	Fuchs Petrolub AG	16,849	2,116
	Rational AG	9,716	1,989
	BayWa AG	42,122	1,908
*	Stroer Out-of-Home Media AG	53,142	1,905
	Carl Zeiss Meditec AG	92,643	1,776
	Jungheinrich AG Prior Pfd.	45,576	1,714
	Praktiker Bau- und Heimwerkermaerkte Holding AG	165,211	1,685
	Kontron AG	142,750	1,643
*	KUKA AG	67,625	1,605
*	Indus Holding AG	51,803	1,551
*	Morphosys AG	58,136	1,527
^,* Asian Bamboo AG		28,559	1,524
	MLP AG	136,483	1,457
*	Deutz AG	172,669	1,443
	Draegerwerk AG & Co. KGaA Prior Pfd.	18,088	1,427
	Bauer AG	26,661	1,357
*	TAG Immobilien AG	150,608	1,328
	KWS Saat AG	6,580	1,283
*	Evotec AG	279,864	1,281
	Delticom AG	15,176	1,261
	Bechtle AG	30,002	1,252
	Grenkeleasing AG	23,143	1,250
*	Wacker Neuson SE	70,144	1,180
*	Centrotherm Photovoltaics AG	27,210	1,117
	Gerry Weber International AG	22,954	1,105
	H&R WASAG AG	38,539	1,081
*	Drillisch AG	128,781	1,054
*	Comdirect Bank AG	91,136	1,022
	Alstria Office REIT-AG	72,102	1,017
^,* Balda AG		100,683	1,005
	Deutsche Beteiligungs AG	35,205	1,002
^,* Q-Cells SE		291,391	995
*	QSC AG	217,870	975
*	Jenoptik AG	122,660	936
*	ADVA AG Optical Networking	107,102	928
	Medion AG	54,074	904
*	Biotest AG Prior Pfd.	14,667	889
*	Sto AG Prior Pfd.	6,855	881
	Sixt AG	18,704	844
*	Sartorius AG Prior Pfd.	22,621	835
*	Stratec Biomedical Systems AG	19,237	835
*	Sixt AG Prior Pfd.	25,010	818
	Takkt AG	50,590	807
*	Roth & Rau AG	36,480	739
*	Duerr AG	22,245	734
*	Bertrandt AG	10,073	728
	DIC Asset AG	56,041	688
^,* Nordex SE		92,092	684
*	CENTROTEC Sustainable AG	23,923	648
	PSI AG Gesellschaft Fuer Produkte und Systeme der Informationstechnologie	28,861	648
^,* Singulus Technologies AG		111,428	636
*	Gesco AG	8,057	608
*	Grammer AG	26,162	596
	Draegerwerk AG & Co. KGaA	8,718	595
^,* Solar Millennium AG		24,606	587

*	Cewe Color Holding AG	12,665	576
*	Homag Group AG	25,042	539
*	Nemetschek AG	12,152	538
	Phoenix Solar AG	17,328	528
*	Air Berlin plc	109,583	523
*	VTG AG	25,236	505
*	Biotest AG	7,782	504
*	XING AG	9,038	495
*	Patrizia Immobilien AG	64,468	434
*	Tipp24 SE	9,372	411
*	CropEnergies AG	51,070	405
	CAT Oil AG	33,226	364
*	Manz Automation AG	5,593	360
*	Colonia Real Estate AG	46,606	355
	KSB AG	406	332
*	DAB Bank AG	46,397	298
*	Constantin Medien AG	119,968	269
*	Verbio AG	43,997	259
*	R Stahl AG	6,560	242
^	OHB Technology AG	12,289	237
^,* Conergy AG		399,659	230
^,* Pfleiderer AG		95,260	223
*	Zhongde Waste Technology AG	13,117	199
*	Envitec Biogas AG	10,278	155
^,* Loewe AG		16,842	148
*	Daldrup & Soehne AG	4,676	128
			2,974,870
Greece (0.3%)
	National Bank of Greece SA	2,620,324	25,308
	Coca Cola Hellenic Bottling Co. SA	527,437	15,554
	OPAP SA	639,001	12,903
	Bank of Cyprus Public Co. Ltd.	2,426,832	10,273
*	Alpha Bank AE	1,451,797	8,501
*	Piraeus Bank SA	3,266,830	7,423
	Public Power Corp. SA	337,944	5,527
*	EFG Eurobank Ergasias SA	931,523	5,474
	Hellenic Telecommunications Organization SA	523,594	5,405
	Titan Cement Co. SA	152,677	3,227
*	Marfin Popular Bank PCL	2,068,886	3,063
	Hellenic Petroleum SA	259,698	2,467
*	TT Hellenic Postbank SA	443,135	1,928
	Ellaktor SA	352,928	1,829
	Hellenic Telecommunications Organization SA ADR	358,370	1,803
	JUMBO SA	257,498	1,796
	Marfin Investment Group SA	1,745,458	1,719
*	Folli Follie Group	85,805	1,688
	Motor Oil Hellas Corinth Refineries SA	126,225	1,600
*	Viohalco	255,688	1,569
*	Mytilineos Holdings SA	215,370	1,547
	National Bank of Greece SA ADR	642,900	1,228
	Hellenic Exchanges SA	158,270	1,213
	Metka SA	74,219	1,089
	Intralot SA-Integrated Lottery Systems & Services	315,162	1,083
	Frigoglass SA	68,919	1,059
	GEK Terna Holding Real Estate Construction SA	184,045	893
	Fourlis Holdings SA	108,853	834
*	Geniki Bank	262,913	705

*	Agricultural Bank of Greece	644,783	678
	Athens Water Supply & Sewage Co. SA	91,291	619
*	Terna Energy SA	94,502	463
	Eurobank Properties Real Estate Investment Co.	48,183	416
*	Sidenor Steel Products Manufacturing Co. SA	91,272	395
	Alapis Holding Industrial and Commercial SA	490,328	356
*	Piraeus Port Authority	19,184	353
	Diagnostic & Therapeutic Center of Athens Hygeia SA	279,501	258
*	Attica Bank	190,592	254
	Aegean Airlines SA	61,218	196
*	Forthnet SA	194,032	170
*	J&P-Avax SA	77,324	144
*	Thessaloniki Water Supply & Sewage Co. SA	23,335	129
			133,139
Hong Kong (2.0%)
	Hutchison Whampoa Ltd.	6,128,000	71,789
	Hong Kong Exchanges and Clearing Ltd.	2,942,700	67,976
	Sun Hung Kai Properties Ltd.	4,062,000	67,503
	Cheung Kong Holdings Ltd.	3,996,000	66,126
*	AIA Group Ltd.	22,514,117	62,211
	CLP Holdings Ltd.	5,538,000	45,001
	Li & Fung Ltd.	6,572,000	42,768
	Hang Seng Bank Ltd.	2,197,000	36,363
	Swire Pacific Ltd. Class A	2,212,500	34,946
	BOC Hong Kong Holdings Ltd.	10,636,000	34,195
	Hang Lung Properties Ltd.	7,058,000	30,880
	Wharf Holdings Ltd.	3,967,000	30,104
	Hong Kong & China Gas Co. Ltd.	12,394,800	28,087
	Hongkong Electric Holdings Ltd.	4,000,500	25,335
	Henderson Land Development Co. Ltd.	3,123,000	21,596
	Link REIT	6,318,000	19,864
	Bank of East Asia Ltd.	4,384,420	18,958
*	Sands China Ltd.	6,959,800	17,247
	Esprit Holdings Ltd.	3,336,169	15,823
	MTR Corp.	4,116,500	15,010
	Hang Lung Group Ltd.	2,308,000	14,644
	Sino Land Co. Ltd.	7,428,000	14,103
	New World Development Ltd.	7,307,000	13,778
	Wynn Macau Ltd.	4,480,400	12,422
	Kerry Properties Ltd.	2,070,500	11,027
	Wheelock & Co. Ltd.	2,644,000	10,676
	Shangri-La Asia Ltd.	4,023,500	10,463
	Hysan Development Co. Ltd.	1,809,000	8,679
	Cathay Pacific Airways Ltd.	3,386,000	8,571
	SJM Holdings Ltd.	4,474,000	7,489
	Yue Yuen Industrial Holdings Ltd.	2,118,500	7,281
	Wing Hang Bank Ltd.	505,000	6,831
	ASM Pacific Technology Ltd.	567,300	6,765
	Orient Overseas International Ltd.	635,500	6,392
	Cheung Kong Infrastructure Holdings Ltd.	1,308,000	6,238
	NWS Holdings Ltd.	3,667,887	6,204
	PCCW Ltd.	11,402,000	5,374
	Hopewell Holdings Ltd.	1,627,500	5,274
	First Pacific Co. Ltd./Hong Kong	5,996,000	5,202
	AAC Acoustic Technologies Holdings Inc.	1,894,000	5,145
^,* Galaxy Entertainment Group Ltd.		3,319,000	5,095
^	VTech Holdings Ltd.	417,100	4,648

^,* Foxconn International Holdings Ltd.		6,231,000	4,398
	Television Broadcasts Ltd.	798,000	4,285
	Lifestyle International Holdings Ltd.	1,707,000	4,245
^	Champion REIT	6,913,000	4,169
^	Techtronic Industries Co.	3,152,500	3,947
	Xinyi Glass Holdings Ltd.	4,470,000	3,725
	Brightoil Petroleum Holdings Ltd.	5,798,000	3,537
	Johnson Electric Holdings Ltd.	4,671,000	3,340
	Hongkong & Shanghai Hotels	1,862,500	3,254
	Pacific Basin Shipping Ltd.	4,874,000	3,173
*	G-Resources Group Ltd.	36,063,000	2,744
	Great Eagle Holdings Ltd.	792,000	2,659
	Dah Sing Financial Holdings Ltd.	374,800	2,637
^	Luk Fook Holdings International Ltd.	846,000	2,625
*	Mongolia Energy Corp. Ltd.	8,674,000	2,472
	Giordano International Ltd.	4,032,000	2,394
^	Dah Chong Hong Holdings Ltd.	2,312,000	2,201
	Trinity Ltd.	2,428,000	2,193
	Cafe de Coral Holdings Ltd.	874,000	2,088
	Vitasoy International Holdings Ltd.	2,174,000	1,921
	Dah Sing Banking Group Ltd.	1,028,800	1,813
	Hong Kong Aircraft Engineering Co. Ltd.	117,600	1,800
	Man Wah Holdings Ltd.	1,110,000	1,748
^,* United Laboratories International Holdings Ltd.		1,068,000	1,720
	Stella International Holdings Ltd.	785,500	1,707
*	Value Partners Group Ltd.	1,742,000	1,695
	SmarTone Telecommunications Holding Ltd.	599,000	1,662
	Texwinca Holdings Ltd.	1,508,000	1,644
	Hutchison Telecommunications Hong Kong Holdings Ltd.	4,820,000	1,641
	Shun Tak Holdings Ltd.	2,594,000	1,625
^	Chow Sang Sang Holdings International Ltd.	771,000	1,621
	Melco International Development Ltd.	2,091,000	1,550
^	SA SA International Holdings Ltd.	2,762,000	1,513
	K Wah International Holdings Ltd.	3,269,000	1,471
	Kowloon Development Co. Ltd.	983,000	1,416
	Midland Holdings Ltd.	1,600,000	1,279
*	Singamas Container Holdings Ltd.	3,660,000	1,258
	Shui On Construction and Materials Ltd.	908,000	1,251
	EVA Precision Industrial Holdings Ltd.	1,378,000	1,183
	Sunlight Real Estate Investment Trust	3,222,000	1,010
*	Golden Resorts Group Ltd.	17,100,000	987
	HKR International Ltd.	1,538,400	963
*	Apollo Solar Energy Technology Holdings Ltd.	11,470,000	930
	TAI Cheung Holdings	1,143,000	919
	Pacific Textile Holdings Ltd.	1,429,000	915
*	Chong Hing Bank Ltd.	310,000	906
*	China Daye Non-Ferrous Metals Mining Ltd.	11,944,000	904
^,* China WindPower Group Ltd.		9,360,000	902
^	Mingfa Group International Co. Ltd.	2,549,000	885
*	King Stone Energy Group Ltd.	37,100,000	866
*	Regal Real Estate Investment Trust	2,773,000	864
^	Emperor Watch & Jewellery Ltd.	5,760,000	841
*	Fook Woo Group Holdings Ltd.	2,310,000	829
	Silver base Group Holdings Ltd.	1,151,000	824
	IT Ltd.	1,150,000	785
	Far East Consortium	2,925,000	757
*	Thunder Sky Battery Ltd.	5,800,000	745
^	Citic Telecom International Holdings Ltd.	2,333,000	729

	City Telecom HK Ltd.	981,000	683
	Public Financial Holdings Ltd.	938,000	661
^	Guotai Junan International Holdings Ltd.	1,168,000	648
	Prosperity REIT	2,683,000	648
*	Tom Group Ltd.	4,450,000	645
^,* China Energy Development Holdings Ltd.		11,430,000	629
	Hutchison Harbour Ring Ltd.	4,950,000	628
*	Pacific Andes International Holdings Ltd.	3,504,000	623
*	CK Life Sciences International Holdings Inc.	8,230,000	623
^,* Titan Petrochemicals Group Ltd.		7,880,000	588
	Lee & Man Holding Ltd.	502,000	561
*	Lai Sun Development	15,636,000	552
	Costin New Materials Group Ltd.	663,000	551
	Glorious Sun Enterprises Ltd.	1,250,000	540
	Get Nice Holdings Ltd.	7,516,000	539
*	Polytec Asset Holdings Ltd.	3,175,000	537
	Fubon Bank Hong Kong Ltd.	838,000	529
*	Liu Chong Hing Investment	352,000	527
*	China Properties Group Ltd.	1,537,000	525
*	VST Holdings Ltd.	1,390,000	509
	Emperor International Holdings	2,305,333	467
	Regal Hotels International Holdings Ltd.	1,150,000	467
^,* Richfield Group Holdings Ltd.		3,680,000	457
	Regent Pacific Group Ltd.	9,190,000	453
^,* Neo-Neon Holdings Ltd.		856,000	450
	Dickson Concepts International Ltd.	570,000	444
^	Bonjour Holdings Ltd.	2,440,000	437
*	Haitong International Securities Group Ltd.	608,000	433
*	eSun Holdings Ltd.	1,760,000	426
*	Neo Telemedia Ltd.	34,000,000	423
*	Natural Beauty Bio-Technology Ltd.	1,720,000	408
^,* Zhuguang Holdings Group Co. Ltd.		1,616,000	400
*	Pico Far East Holdings Ltd.	1,964,000	398
^,* Sino-Tech International Holdings Ltd.		10,930,000	387
*	Apac Resources Ltd.	5,660,000	360
^	Victory City International Holdings Ltd.	1,582,000	331
*	Pacific Century Premium Developments Ltd.	1,759,000	330
*	Pearl Oriental Innovation Ltd.	2,065,000	320
*	Burwill Holdings Ltd.	4,870,000	318
	Chen Hsong Holdings	512,000	298
	Newocean Energy Holdings Ltd.	1,508,000	288
*	First Shanghai Investments Ltd.	1,936,000	285
*	Century City International Holdings Ltd.	3,248,000	250
*	Paliburg Holdings Ltd.	654,000	250
^,* Theme International Holdings Ltd.		3,060,000	236
*	Rising Development Holdings Ltd.	1,046,000	224
	Sing Tao News Corp. Ltd.	682,000	219
*	SUNeVision Holdings Ltd.	1,762,000	212
*	Win Hanverky Holdings Ltd.	1,394,000	209
*	Oriental Press Group	1,474,000	208
*	Shenyin Wanguo HK Ltd.	445,000	201
*	Next Media Ltd.	1,358,000	193
	iOne Holdings Ltd.	7,600,000	185
*	China Ting Group Holdings Ltd.	1,094,000	175
*	Wai Chun Mining Industry Group Co. Ltd.	5,690,000	146
*	Artel Solutions Group Holdings Ltd.	3,620,000	135
*	Luks Group Vietnam Holdings Co. Ltd.	382,000	132
*	Kingboard Chemical Holdings Ltd. Warrants Exp. 10/31/2012	117,650	119

^,* RCG Holdings Ltd./Hong Kong		361,000	112
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	428,800	91
*	Hannstar Board International Holdings Ltd.	596,000	87
			1,065,958
Hungary (0.1%)
^,* OTP Bank plc		685,917	19,124
*	MOL Hungarian Oil and Gas plc	120,197	13,531
	Richter Gedeon Nyrt.	40,292	8,597
^	Magyar Telekom Telecommunications plc	1,380,316	3,755
*	Egis Gyogyszergyar Nyrt	9,685	1,047
^,* FHB Mortgage Bank plc		63,849	317
*	Fotex Holding SE	78,093	151
			46,522
India (1.7%)
	Infosys Technologies Ltd.	1,313,159	89,182
	Reliance Industries Ltd.	3,758,981	75,966
	Housing Development Finance Corp.	3,083,665	42,221
	ICICI Bank Ltd.	1,785,744	39,956
	Tata Consultancy Services Ltd.	1,349,297	34,086
	HDFC Bank Ltd.	559,812	24,968
	ITC Ltd.	6,377,462	22,592
	Larsen & Toubro Ltd.	589,688	21,137
	Tata Motors Ltd.	725,804	18,085
	Bharat Heavy Electricals Ltd.	338,535	16,416
	Hindalco Industries Ltd.	3,191,341	16,116
	Axis Bank Ltd.	583,207	15,816
	Jindal Steel & Power Ltd.	1,075,295	15,624
	Hindustan Unilever Ltd.	2,504,422	14,794
	Oil & Natural Gas Corp. Ltd.	552,969	14,189
	Sterlite Industries India Ltd.	3,869,187	13,916
	Mahindra & Mahindra Ltd.	748,866	11,638
	Tata Steel Ltd.	825,865	11,590
	ICICI Bank Ltd. ADR	263,755	11,431
	GAIL India Ltd.	1,096,358	11,385
	HDFC Bank Ltd. ADR	77,303	11,163
	NTPC Ltd.	2,607,292	10,738
	Wipro Ltd.	1,056,736	10,086
*	Coal India Ltd.	1,448,559	9,634
	Infrastructure Development Finance Co. Ltd.	2,728,058	8,803
	State Bank of India	152,176	8,786
	Sun Pharmaceutical Industries Ltd.	889,855	8,547
	Adani Enterprises Ltd.	666,570	8,214
	Hero Honda Motors Ltd.	228,066	8,129
*	Cairn India Ltd.	1,084,612	7,838
	Tata Power Co. Ltd.	278,277	7,536
	Sesa Goa Ltd.	979,129	7,013
	Bajaj Auto Ltd.	251,787	6,848
	Cipla Ltd./India	939,614	6,822
	Kotak Mahindra Bank Ltd.	772,638	6,517
	United Spirits Ltd.	237,043	6,413
	Dr Reddy's Laboratories Ltd.	173,514	6,148
	DLF Ltd.	1,180,936	5,761
	Maruti Suzuki India Ltd.	198,057	5,425
	HCL Technologies Ltd.	473,027	5,057
	Jaiprakash Associates Ltd.	2,751,591	4,984
	Reliance Infrastructure Ltd.	317,953	4,923
	JSW Steel Ltd.	244,388	4,857

Ambuja Cements Ltd.	1,756,556	4,849
* Reliance Power Ltd.	1,608,775	4,753
^ Wipro Ltd. ADR	353,293	4,656
Steel Authority of India Ltd.	1,293,859	4,565
Rural Electrification Corp. Ltd.	841,946	4,482
Siemens India Ltd.	236,162	4,393
IndusInd Bank Ltd.	879,561	4,306
Ultratech Cement Ltd.	194,685	4,258
Dr Reddy's Laboratories Ltd. ADR	117,019	4,182
Reliance Communications Ltd.	1,479,100	3,957
Lupin Ltd.	417,261	3,857
Unitech Ltd.	3,606,539	3,804
* Ranbaxy Laboratories Ltd.	304,813	3,618
Bharat Petroleum Corp. Ltd.	253,281	3,383
ACC Ltd.	149,804	3,246
Reliance Capital Ltd.	282,079	3,218
Zee Entertainment Enterprises Ltd.	1,276,059	3,202
LIC Housing Finance Ltd.	809,370	3,182
Canara Bank	233,036	3,061
Federal Bank Ltd.	351,675	2,791
Piramal Healthcare Ltd.	266,735	2,559
* Indiabulls Real Estate Ltd.	934,602	2,455
Jain Irrigation Systems Ltd.	553,655	2,307
* GMR Infrastructure Ltd.	2,681,567	2,302
* Satyam Computer Services Ltd.	1,670,093	2,189
* Suzlon Energy Ltd.	1,990,919	2,143
Glenmark Pharmaceuticals Ltd.	307,169	2,056
Bharat Forge Ltd.	267,590	1,996
Indiabulls Financial Services Ltd.	579,244	1,978
United Phosphorus Ltd.	629,939	1,881
Patni Computer Systems Ltd.	183,634	1,873
Tata Global Beverages Ltd.	832,351	1,804
State Bank of India GDR	15,138	1,779
Aditya Birla Nuvo Ltd.	105,150	1,718
Aurobindo Pharma Ltd.	65,304	1,693
* Apollo Hospitals Enterprise Ltd.	155,927	1,683
Shree Renuka Sugars Ltd.	933,558	1,671
Indian Hotels Co. Ltd.	811,482	1,595
* Housing Development & Infrastructure Ltd.	541,783	1,554
Sintex Industries Ltd.	468,011	1,470
* GVK Power & Infrastructure Ltd.	2,021,402	1,449
IFCI Ltd.	1,250,835	1,447
Mahindra & Mahindra Financial Services Ltd.	95,102	1,442
Jindal Saw Ltd.	309,830	1,424
Bajaj Holdings and Investment Ltd.	89,207	1,414
Educomp Solutions Ltd.	134,823	1,401
Nagarjuna Construction Co.	510,890	1,261
Thermax Ltd.	81,459	1,194
Voltas Ltd.	285,043	1,192
* Dish TV India Ltd.	901,392	1,164
Marico Ltd.	417,221	1,153
Areva T&D India Ltd.	162,139	1,110
Opto Circuits India Ltd.	207,133	1,106
PTC India Ltd.	495,568	1,099
* Bajaj Finserv Ltd.	122,639	1,093
Punj Lloyd Ltd.	516,076	1,069
IVRCL Infrastructures & Projects Ltd.	604,993	1,063
Great Eastern Shipping Co. Ltd.	155,946	1,042

India Cements Ltd.	477,351	1,030
* MAX India Ltd.	319,287	1,014
Biocon Ltd.	132,666	1,010
Gujarat NRE Coke Ltd.	782,929	1,005
IRB Infrastructure Developers Ltd.	225,379	987
Motherson Sumi Systems Ltd.	248,189	977
Jammu & Kashmir Bank Ltd.	60,061	963
CESC Ltd.	141,200	947
Videocon Industries Ltd.	205,484	933
Financial Technologies India Ltd.	58,587	912
Monnet Ispat & Energy Ltd.	67,882	877
Indian Overseas Bank	307,861	875
Pidilite Industries Ltd.	293,286	864
Gujarat State Petronet Ltd.	381,452	849
Andhra Bank	276,302	843
Bombay Rayon Fashions Ltd.	160,075	821
Amtek Auto Ltd.	289,021	762
Emami Ltd.	83,640	752
Welspun Corp. Ltd.	226,142	748
Hindustan Construction Co.	922,232	741
Rolta India Ltd.	252,626	740
EID Parry India Ltd.	152,587	738
* Shree Cement Ltd.	20,062	733
HCL Infosystems Ltd.	306,285	726
Manappuram General Finance & Leasing Ltd.	282,493	713
UCO Bank	303,797	713
* SKS Microfinance Ltd.	47,765	691
Syndicate Bank	297,362	691
South Indian Bank Ltd.	1,577,289	687
India Infoline Ltd.	413,149	685
Strides Arcolab Ltd.	75,764	683
Cox & Kings Ltd.	70,670	679
Dewan Housing Finance Corp. Ltd.	118,634	670
* Pipavav Shipyard Ltd.	379,302	664
Hexaware Technologies Ltd.	268,483	664
* Fortis Healthcare Ltd.	231,052	653
Anant Raj Industries Ltd.	294,201	650
Indraprastha Gas Ltd.	95,709	647
Gujarat Gas Co. Ltd.	83,963	642
Havells India Ltd.	83,783	628
Alok Industries Ltd.	1,099,570	624
GTL Ltd.	66,850	603
Nirma Ltd.	108,795	601
Jagran Prakashan Ltd.	221,784	590
* Jet Airways India Ltd.	47,718	576
Alstom Projects India Ltd.	45,450	575
Tube Investments Of India	181,597	572
Balrampur Chini Mills Ltd.	369,329	571
Karur Vysya Bank Ltd.	51,334	571
* Ipca Laboratories Ltd.	85,489	567
Gujarat Mineral Development Corp. Ltd.	210,887	558
Sobha Developers Ltd.	97,766	556
Karnataka Bank Ltd.	187,110	548
BEML Ltd.	28,429	539
McLeod Russel India Ltd.	121,026	530
Jubilant Life Sciences Ltd.	108,394	529
* KSK Energy Ventures Ltd.	212,285	529
Maharashtra Seamless Ltd.	69,574	523

Nava Bharat Ventures Ltd.	81,810	522
Core Projects & Technologies Ltd.	85,505	517
* Jubilant Foodworks Ltd.	42,698	508
* Wockhardt Ltd.	60,362	491
Pfizer Ltd./India	18,716	491
* S Kumars Nationwide Ltd.	340,267	489
EIH Ltd.	213,020	487
* Raymond Ltd.	70,153	485
Infotech Enterprises Ltd.	133,565	484
* Uttam Galva Steels Ltd.	186,236	477
Vijaya Bank	239,735	476
Rajesh Exports Ltd.	162,006	474
* Mahanagar Telephone Nigam	448,634	470
Century Textile & Industries Ltd.	64,293	461
Ruchi Soya Industries Ltd.	191,964	450
Berger Paints India Ltd.	237,323	449
Blue Star Ltd.	61,674	449
* GTL Infrastructure Ltd.	509,801	449
* Sujana Towers Ltd.	561,895	449
Phoenix Mills Ltd.	101,891	442
Redington India Ltd.	278,110	440
Tulip Telecom Ltd.	124,890	438
* Ispat Industries Ltd.	811,424	437
Gammon India Ltd.	139,179	437
Orchid Chemicals & Pharmaceuticals Ltd.	68,152	437
Chambal Fertilizers & Chemicals Ltd.	276,147	432
KS Oils Ltd.	504,548	430
Aban Offshore Ltd.	28,848	427
Unichem Laboratories Ltd.	98,237	425
SKF India Ltd.	36,543	417
* Arvind Ltd.	298,274	417
State Bank of Travancore	27,083	414
CMC Ltd.	9,581	413
REI Agro Ltd.	684,313	404
* Escorts Ltd.	139,878	403
Gujarat State Fertilisers & Chemicals Ltd.	54,479	403
Bajaj Finance Ltd.	31,096	401
* Tata Teleservices Maharashtra Ltd.	1,063,364	398
Sterling Biotech Ltd.	178,169	394
Orissa Minerals Development Co. Ltd.	397	394
Bajaj Hindusthan Ltd.	218,706	393
Usha Martin Ltd.	332,841	392
Shopper's Stop Ltd.	50,476	389
* BF Utilities Ltd.	24,986	389
Ballarpur Industries Ltd.	563,279	388
MRF Ltd.	2,915	388
TVS Motor Co. Ltd.	325,793	386
Jai Corp. Ltd.	101,667	384
* Eicher Motors Ltd.	16,943	378
* Whirlpool of India Ltd.	71,869	374
AIA Engineering Ltd.	43,816	373
* UTV Software Communications Ltd.	35,737	371
Rallis India Ltd.	13,219	370
Lakshmi Machine Works Ltd.	7,855	369
Sunteck Realty Ltd.	35,871	369
Mercator Lines Ltd.	370,865	366
Gujarat Flourochemicals	62,775	356
Gitanjali Gems Ltd.	81,509	356

Triveni Engineering & Industries Ltd.	177,416	356
* SpiceJet Ltd.	264,169	352
Hindustan Oil Exploration Co. Ltd.	86,584	349
Edelweiss Capital Ltd.	389,475	348
SREI Infrastructure Finance Ltd.	199,117	347
* Greaves Cotton Ltd.	169,824	347
Peninsula Land Ltd.	260,472	341
Great Offshore Ltd.	51,967	340
Sundaram Finance Ltd.	30,560	337
KEC International Ltd./India	170,144	329
Bajaj Electricals Ltd.	68,698	328
NIIT Technologies Ltd.	75,464	327
Geodesic Ltd.	183,928	321
Karuturi Global Ltd.	763,632	317
Everonn Education Ltd.	24,457	316
* Parsvnath Developers Ltd.	304,956	312
SRF Ltd.	42,666	306
Bayer CropScience Ltd./India	19,095	302
Madras Cements Ltd.	146,406	302
* Development Credit Bank Ltd.	288,897	301
Deccan Chronicle Holdings Ltd.	149,614	301
Prism Cement Ltd.	286,759	300
TTK Prestige Ltd.	7,507	299
* IBN18 Broadcast Ltd.	143,436	299
eClerx Services Ltd.	20,045	298
Sterlite Technologies Ltd.	249,505	294
Bata India Ltd.	42,658	293
Bilcare Ltd.	25,282	293
* Sun Pharma Advanced Research Co. Ltd.	167,399	290
Kalpataru Power Transmission Ltd.	93,662	287
State Bank of Bikaner & Jaipur	23,965	284
* Supreme Industries Ltd.	85,132	279
* Zydus Wellness Ltd.	22,259	278
Kwality Dairy India Ltd.	120,290	278
NIIT Ltd.	231,147	273
Dhanlaxmi Bank Ltd.	129,936	269
MindTree Ltd.	25,295	267
Radico Khaitan Ltd.	90,354	266
* Tata Investment Corp. Ltd.	22,951	265
Gujarat Narmada Valley Fertilizers Co. Ltd.	109,481	265
Amtek India Ltd.	156,085	263
Jyothy Laboratories Ltd.	50,569	259
* Network 18 Media & Investments Ltd.	79,862	259
FDC Ltd./India	116,370	256
SE Investments Ltd.	679,479	255
* Birla Corp. Ltd.	36,135	255
Gateway Distriparks Ltd.	109,312	253
Trent Ltd.	13,500	250
Zuari Industries Ltd.	19,189	249
Motilal Oswal Financial Services Ltd.	81,485	246
* Kirloskar Oil Engines Ltd.	71,762	243
Patel Engineering Ltd.	48,150	243
Clariant Chemicals India Ltd.	15,827	243
Graphite India Ltd.	117,261	240
Cholamandalam Investment and Finance Co. Ltd.	62,644	239
Abbott India Ltd.	9,074	237
* VIP Industries Ltd.	18,734	237
Jindal Poly Films Ltd.	25,478	236

* JSL Stainless Ltd.	116,043	234
Mahindra Lifespace Developers Ltd.	33,479	234
* Hathway Cables and Datacom Ltd.	81,153	231
Novartis India Ltd.	17,278	228
Prraneta Industries Ltd.	159,208	228
BASF India Ltd.	17,947	225
Simplex Infrastructures Ltd.	29,405	224
Kemrock Industries & Exports Ltd.	19,605	219
Amara Raja Batteries Ltd.	58,387	217
City Union Bank Ltd.	236,854	217
* Polaris Software Lab Ltd.	59,353	216
ABG Shipyard Ltd.	28,182	214
Indian Metals & Ferro Alloys Ltd.	15,215	214
Uflex Ltd.	62,820	213
Bombay Dyeing & Manufacturing Co. Ltd.	25,068	212
Hotel Leela Venture Ltd.	238,890	211
* OnMobile Global Ltd.	38,907	208
Kesoram Industries Ltd.	44,110	205
Shree Ashtavinyak Cine Vision Ltd.	1,139,830	204
* Maytas Infra Ltd.	52,818	203
Vardhman Textiles Ltd.	32,781	201
Praj Industries Ltd.	122,701	201
Glodyne Technoserve Ltd.	13,254	200
Panacea Biotec Ltd.	46,035	197
* Television Eighteen India Ltd.	116,596	196
* Kingfisher Airlines Ltd.	176,394	196
Jyoti Structures Ltd.	80,305	195
* DEN Networks Ltd.	58,777	192
* Himachal Futuristic Communications	876,717	192
ING Vysya Bank Ltd.	28,125	187
Navneet Publications India Ltd.	138,737	183
Deepak Fertilizers & Petrochemicals Corp. Ltd.	50,885	178
* Asahi India Glass Ltd.	91,928	176
Nagarjuna Fertilizers & Chemicals	283,754	174
Shiv-Vani Oil & Gas Exploration Services Ltd.	27,023	171
Finolex Industries Ltd.	89,811	169
Tata Coffee Ltd.	11,221	168
KPIT Cummins Infosystems Ltd.	46,847	168
* Jindal South West Holdings Ltd.	7,362	165
Moser Baer India Ltd.	144,862	162
Dena Bank	68,982	158
Merck Ltd./India	10,931	157
Jai Balaji Industries Ltd.	35,828	156
Rain Commodities Ltd.	41,774	155
JBF Industries Ltd.	41,998	155
Grindwell Norton Ltd.	32,369	155
Electrosteel Castings Ltd.	202,033	155
Elgi Equipments Ltd.	84,851	154
Elder Pharmaceuticals Ltd. Class A	18,882	154
Ingersoll-Rand India Ltd.	16,369	153
ICSA India Ltd.	58,009	152
Gujarat Industries Power Co. Ltd.	76,892	151
IL & FS Investment Managers Ltd.	197,191	149
Gruh Finance Ltd.	17,899	147
* Prakash Industries Ltd.	72,127	146
Adhunik Metaliks Ltd.	74,216	146
Monsanto India Ltd.	4,045	144
* Gammon Infrastructure Projects Ltd.	342,793	142

Orbit Corp. Ltd.	107,982	141
Noida Toll Bridge Co. Ltd.	242,947	141
ICRA Ltd.	5,378	139
Dishman Pharmaceuticals & Chemicals Ltd.	47,150	139
Gokul Refoils & Solvent Ltd.	64,322	133
* Entertainment Network India Ltd.	27,858	133
Aptech Ltd.	54,360	132
Ess Dee Aluminium Ltd.	14,512	131
Ansal Properties & Infrastructure Ltd.	140,133	129
Time Technoplast Ltd.	122,258	129
Sundram Fasteners Ltd.	112,146	127
Finolex Cables Ltd.	121,317	127
Reliance Industrial Infrastructure Ltd.	10,015	126
Madhucon Projects Ltd.	65,001	125
3i Infotech Ltd.	115,120	124
Lakshmi Vilas Bank Ltd.	55,693	124
Everest Kanto Cylinder Ltd.	71,177	123
Consolidated Construction Consortium Ltd.	104,438	123
Indiabulls Securities Ltd.	282,902	119
Provogue India Ltd.	117,030	116
* Reliance MediaWorks Ltd.	31,869	115
* Hindustan Media Ventures Ltd.	34,900	114
* HEG Ltd.	25,567	113
Orient Paper & Industries Ltd.	105,421	112
Gulf Oil Corp. Ltd.	58,766	111
* Firstsource Solutions Ltd.	257,771	111
Mastek Ltd.	30,475	110
* Bajaj Corp. Ltd.	11,841	109
JK Cement Ltd.	37,876	104
Ganesh Housing Corp. Ltd.	28,422	97
Balmer Lawrie & Co. Ltd.	8,230	96
Brigade Enterprises Ltd.	46,814	95
Advanta India Ltd.	12,782	94
* HeidelbergCement India Ltd.	119,863	93
Sanghvi Movers Ltd.	28,857	93
Allied Digital Services Ltd.	27,509	90
Lakshmi Energy & Foods Ltd.	78,753	88
TRF Ltd.	7,313	81
Texmaco Ltd.	76,379	71
United Breweries Holdings Ltd.	8,075	46
		928,383
Indonesia (0.5%)
Astra International Tbk PT	5,833,000	31,544
Telekomunikasi Indonesia Tbk PT	28,968,500	24,229
Bank Central Asia Tbk PT	35,218,500	22,007
Bank Rakyat Indonesia Persero Tbk PT	31,854,000	17,199
Bumi Resources Tbk PT	50,595,000	15,495
Perusahaan Gas Negara PT	31,478,500	14,776
Bank Mandiri Tbk PT	21,035,000	13,842
United Tractors Tbk PT	4,370,500	10,315
Bank Negara Indonesia Persero Tbk PT	21,127,495	7,536
Unilever Indonesia Tbk PT	4,489,500	7,471
Semen Gresik Persero Tbk PT	8,425,500	7,220
Adaro Energy Tbk PT	27,590,500	6,863
Gudang Garam Tbk PT	1,649,500	6,794
Indofood Sukses Makmur Tbk PT	12,872,500	6,687
Indocement Tunggal Prakarsa Tbk PT	4,283,500	6,415

Indo Tambangraya Megah PT	1,126,300	5,765
Bank Danamon Indonesia Tbk PT	8,458,401	5,566
Tambang Batubara Bukit Asam Tbk PT	2,369,000	5,172
Kalbe Farma Tbk PT	13,058,602	4,078
International Nickel Indonesia Tbk PT	7,123,500	3,623
Charoen Pokphand Indonesia Tbk PT	20,545,365	3,401
Astra Agro Lestari Tbk PT	1,089,000	2,613
Lippo Karawaci Tbk PT	38,856,000	2,446
Aneka Tambang Tbk PT	9,321,000	2,241
Indosat Tbk PT	4,044,500	2,181
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	1,352,500	1,765
Bumi Serpong Damai PT	21,772,000	1,733
Timah Tbk PT	5,637,500	1,714
* Delta Dunia Makmur Tbk PT	11,641,500	1,663
* Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	13,265,000	1,649
* Bakrie and Brothers Tbk PT	200,223,000	1,417
Indika Energy Tbk PT	2,975,500	1,341
Summarecon Agung Tbk PT	13,704,500	1,324
* Indah Kiat Pulp & Paper Corp. Tbk PT	7,409,000	1,294
Medco Energi Internasional Tbk PT	3,573,500	1,288
Bakrieland Development Tbk PT	85,283,000	1,225
* Bakrie Telecom Tbk PT	47,715,000	1,160
Bakrie Sumatera Plantations Tbk PT	30,271,000	1,138
Bank Tabungan Negara Tbk PT	7,446,500	1,095
Gajah Tunggal Tbk PT	3,987,000	1,007
* Ciputra Development Tbk PT	29,347,500	990
Media Nusantara Citra Tbk PT	9,832,000	967
* Barito Pacific Tbk PT	7,231,500	807
Global Mediacom Tbk PT	9,510,500	758
* Energi Mega Persada Tbk PT	56,311,500	676
* Bisi International PT	4,145,500	633
* Panin Financial Tbk PT	29,108,000	599
Sampoerna Agro PT	1,890,000	596
* Berlian Laju Tanker Tbk PT	14,317,500	562
AKR Corporindo Tbk PT	3,137,000	501
BW Plantation Tbk PT	3,469,000	449
Alam Sutera Realty Tbk PT	14,789,000	403
Hexindo Adiperkasa Tbk PT	509,500	386
Ciputra Property TBK PT	7,832,500	329
* Intiland Development Tbk PT	8,597,000	309
Wijaya Karya PT	4,462,500	302
Sorini Agro Asia Corporindo Tbk PT	757,000	285
* Sentul City Tbk PT	24,116,500	264
* Benakat Petroleum Energy PT	21,070,000	230
Pembangunan Perumahan Persero PT Tbk	3,013,000	210
Bank Bukopin Tbk PT	3,077,000	204
* Darma Henwa Tbk PT	25,995,000	176
Elnusa Tbk PT	5,038,000	168
* Dian Swastatika Sentosa Tbk PT	18,500	74
		267,170
Ireland (0.2%)
CRH plc	2,017,581	43,481
Kerry Group plc Class A	400,919	12,996
* Elan Corp. plc	1,419,798	9,627
DCC plc	237,512	7,022
Paddy Power plc	123,542	4,867
Ryanair Holdings plc ADR	148,242	4,530

C&C Group plc	950,706	4,446
* Smurfit Kappa Group plc	339,576	4,059
* Governor & Co. of the Bank of Ireland	9,691,005	4,053
Ryanair Holdings plc	695,870	3,477
Kingspan Group plc	355,543	3,189
Grafton Group plc	593,103	2,775
Glanbia plc	359,621	1,945
United Drug plc	635,000	1,880
WPP plc ADR	17,140	1,062
* Allied Irish Banks plc	2,631,882	837
* Irish Continental Group plc	34,687	831
* Irish Life & Permanent Group Holdings plc	658,791	774
* Independent News & Media plc	874,026	718
Greencore Group plc	462,575	696
* Aer Lingus	437,537	617
FBD Holdings plc	47,904	433
Fyffes plc	750,215	400
Total Produce plc	635,891	351
* Anglo Irish Bank Corp. Ltd.	698,992	208
		115,274
Israel (0.5%)
Teva Pharmaceutical Industries Ltd.	2,649,287	144,798
Israel Chemicals Ltd.	1,279,013	20,141
Bank Leumi Le-Israel BM	3,426,919	15,513
Bezeq The Israeli Telecommunication Corp. Ltd.	4,998,391	13,386
* Bank Hapoalim BM	2,866,280	13,031
* Israel Corp. Ltd.	6,578	7,563
* NICE Systems Ltd.	179,311	5,852
Partner Communications Co. Ltd.	242,664	4,659
* Israel Discount Bank Ltd. Class A	2,174,053	4,337
* Makhteshim-Agan Industries Ltd.	745,975	3,626
Elbit Systems Ltd.	66,888	3,397
Mizrahi Tefahot Bank Ltd.	350,827	3,344
Cellcom Israel Ltd.	96,644	2,952
Delek Group Ltd.	11,378	2,564
* Mellanox Technologies Ltd.	89,728	2,356
Gazit-Globe Ltd.	197,869	2,331
Oil Refineries Ltd.	2,431,747	1,688
Paz Oil Co. Ltd.	8,625	1,500
Teva Pharmaceutical Industries Ltd. ADR	27,434	1,499
Osem Investments Ltd.	94,843	1,484
Clal Insurance Enterprise Holdings Ltd.	55,245	1,463
Shufersal Ltd.	247,869	1,419
Clal Industries and Investments Ltd.	180,167	1,409
Shikun & Binui Ltd.	516,440	1,385
Harel Insurance Investments & Financial Services Ltd.	24,252	1,377
Ormat Industries	170,058	1,374
Cellcom Israel Ltd. (Registered)	45,431	1,370
* Africa Israel Investments Ltd.	160,089	1,311
Strauss Group Ltd.	87,995	1,256
Delek Automotive Systems Ltd.	75,546	1,013
Frutarom Industries Ltd.	95,912	950
* Ceragon Networks Ltd.	73,945	933
Alony Hetz Properties & Investments Ltd.	163,594	865
Koor Industries Ltd.	32,794	810
* B Communications Ltd.	24,792	790
* Tower Semiconductor Ltd.	580,631	785

* Menorah Mivtachim Holdings Ltd.	61,201	783
First International Bank Of Israel Ltd.	55,478	777
* Given Imaging Ltd.	45,238	771
* Nitsba Holdings 1995 Ltd.	74,442	742
* Hot Telecommunication System Ltd.	42,066	684
Ituran Location and Control Ltd.	42,368	665
* AudioCodes Ltd.	89,553	622
* Retalix Ltd.	39,986	572
* Phoenix Holdings Ltd.	154,140	529
* Jerusalem Economy Ltd.	43,594	486
Matrix IT Ltd.	82,285	469
* Elbit Imaging Ltd.	38,729	466
* Internet Gold-Golden Lines Ltd.	16,161	464
Melisron Ltd.	18,800	448
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	14,538	444
* Jerusalem Oil Exploration	21,623	423
* Clal Biotechnology Industries Ltd.	65,858	414
* Hadera Paper Ltd.	5,620	411
Amot Investments Ltd.	142,524	403
Bayside Land Corp.	1,658	403
* Gilat Satellite Networks Ltd.	78,202	401
* Scailex Corp. Ltd.	19,276	396
Electra Ltd./Israel	3,419	386
British Israel Investments Ltd.	114,602	385
* AL-ROV Israel Ltd.	11,287	384
* Africa Israel Properties Ltd.	27,546	378
* FIBI Holdings Ltd.	18,154	375
Gazit Inc.	14,090	341
* Alvarion Ltd.	160,312	337
NetVision Ltd.	26,041	332
Union Bank of Israel	60,987	298
Elco Holdings Ltd.	21,943	295
* Airport City Ltd.	60,732	287
Property & Building Corp.	3,273	284
Delek The Israeli Fuel Corp. Ltd.	7,830	279
* Naphtha Israel Petroleum Corp. Ltd.	75,354	275
* Suny Electronic Inc. Ltd.	22,219	264
FMS Enterprises Migun Ltd.	8,902	258
Plasson Industries Ltd.	9,238	227
Granite Hacarmel Investments Ltd.	101,768	225
Alon Holdings Blue Square Israel Ltd.	24,700	221
Golf & Co. Ltd.	37,859	216
* Elron Electronic Industries Ltd.	40,952	209
* Electra Real Estate Ltd.	29,015	207
Otzar Hityashvuth Hayehudim	69	172
Israel Land Development Co. Ltd.	19,397	144
* Delek Real Estate Ltd.	374,668	117
* Delek Real Estate Ltd. Rights Exp. 02/11/2011	10,705	13
		293,213
Italy (2.0%)
ENI SPA	7,446,378	176,267
Enel SPA	18,826,574	106,379
UniCredit SPA	38,587,389	95,562
Intesa Sanpaolo SPA (Registered)	22,138,755	73,648
Assicurazioni Generali SPA	3,357,669	73,227
Telecom Italia SPA (Registered)	26,970,478	38,311
Saipem SPA	761,347	38,173

*	Fiat Industrial SPA	2,201,432	29,794
	Tenaris SA	1,077,419	25,357
	Snam Rete Gas SPA	4,103,275	21,527
	Fiat SPA	2,201,432	21,430
	Telecom Italia SPA (Bearer)	17,348,449	20,620
	Unione di Banche Italiane SCPA	1,742,562	18,040
	Terna Rete Elettrica Nazionale SPA	3,751,751	16,384
	Finmeccanica SPA	1,167,910	15,772
	Atlantia SPA	690,094	15,697
^	Banco Popolare SC	4,418,234	15,694
	Parmalat SPA	4,951,013	15,687
	Mediobanca SPA	1,355,940	13,692
	Mediaset SPA	2,050,724	13,338
^	Prysmian SPA	523,123	10,554
	Luxottica Group SPA	334,006	10,125
^,* Enel Green Power SPA		4,300,184	9,547
^,* Banca Popolare dell'Emilia Romagna Scrl		721,647	9,222
*	Banca Monte dei Paschi di Siena SPA	6,389,446	8,150
	Intesa Sanpaolo SPA (Bearer)	2,664,176	7,673
	Tenaris SA ADR	139,938	6,601
	Exor SPA	187,009	5,760
	Davide Campari-Milano SPA	827,136	5,282
	Pirelli & C SPA	681,737	5,205
	Banca Popolare di Milano Scarl	1,172,715	4,949
*	Autogrill SPA	325,964	4,687
	A2A SPA	3,106,848	4,613
^	Bulgari SPA	430,955	4,508
	Banca Carige SPA	1,603,177	3,790
^	Piccolo Credito Valtellinese Scarl	665,805	3,299
	Societa Cattolica di Assicurazioni SCRL	122,556	3,245
	Azimut Holding SPA	303,569	3,185
^	Mediolanum SPA	620,920	3,160
	Ansaldo STS SPA	203,433	3,081
	DiaSorin SPA	62,861	3,013
	Hera SPA	1,260,168	2,930
	Tod's SPA	25,946	2,663
^	Buzzi Unicem SPA	210,745	2,650
	ERG SPA	171,273	2,447
*	Impregilo SPA	797,925	2,433
*	ACEA SPA	210,603	2,388
*	CIR-Compagnie Industriali Riunite SPA	1,128,162	2,382
	Iren SPA	1,335,564	2,325
	Recordati SPA	236,349	2,143
	Unipol Gruppo Finanziario SPA Prior Pfd.	3,679,306	2,053
*	Saras SPA	812,669	2,007
	Unipol Gruppo Finanziario SPA	2,709,908	1,965
	Danieli & C Officine Meccaniche SPA	108,771	1,849
*	Sorin SPA	732,799	1,844
	Beni Stabili SPA	1,909,930	1,818
^	Lottomatica SPA	122,495	1,779
	Societa Iniziative Autostradali e Servizi SPA	162,007	1,740
	Credito Emiliano SPA	235,361	1,672
^	Italcementi SPA	201,806	1,632
^	Fondiaria-Sai SPA	177,292	1,621
	Autostrada Torino-Milano SPA	112,799	1,582
	Maire Tecnimont SPA	318,923	1,518
*	Safilo Group SPA	89,021	1,514
	Banca Generali SPA	110,359	1,500

*	Interpump Group SPA	178,147	1,404
	Italcementi SPA RSP	299,527	1,372
*	Arnoldo Mondadori Editore SPA	367,395	1,295
	Trevi Finanziaria SPA	82,036	1,263
	Amplifon SPA	248,685	1,259
	Danieli & C Officine Meccaniche SPA	40,755	1,252
*	Yoox SPA	102,212	1,251
*	Prelios SPA	1,682,438	1,232
	Italmobiliare SPA	46,744	1,212
	Piaggio & C SPA	370,666	1,168
^	Geox SPA	222,190	1,126
	Benetton Group SPA	156,591	1,088
	Indesit Co. SPA	97,429	1,068
	Milano Assicurazioni SPA	635,136	1,052
*	Gruppo Coin SPA	102,211	1,047
*	Gemina SPA	1,255,490	989
*	De'Longhi SPA	106,792	987
	Brembo SPA	85,871	948
*	Banca Popolare dell'Etruria e del Lazio	214,929	942
	Astaldi SPA	140,180	896
	MARR SPA	74,340	893
	Buzzi Unicem SPA	115,967	869
*	Cofide SPA	903,794	863
*	Gruppo Editoriale L'Espresso SPA	351,147	855
	Immobiliare Grande Distribuzione	391,942	827
	Italmobiliare SPA	19,015	720
^	Fondiaria-Sai SPA RSP	121,234	676
^,* RCS MediaGroup SPA		419,110	634
*	IMMSI SPA	490,313	552
*	Snai SPA	166,386	551
	Esprinet SPA	67,252	502
^,* Tiscali SPA		3,970,073	488
	Zignago Vetro SPA	69,872	481
^,* Premafin Finanziaria SPA		476,170	479
	Cementir Holding SPA	159,129	478
*	Sabaf SPA	14,112	464
*	Aeroporto di Venezia Marco Polo SpA - SAVE	45,677	453
	Banco di Desio e della Brianza SPA	87,903	447
	Landi Renzo SPA	112,371	439
*	DeA Capital SPA	226,642	391
^,* Telecom Italia Media SPA		1,429,503	382
*	Buongiorno SPA	228,163	369
*	Banca Profilo SPA	640,339	359
*	Digital Multimedia Technologies SPA	16,055	357
*	Sogefi SPA	110,397	343
*	Engineering Ingegneria Informatica SPA	10,753	341
	Industria Macchine Automatiche SPA	16,355	331
*	Ascopiave SPA	154,426	331
^,* Alerion Cleanpower SPA		476,572	313
	BasicNet SPA	84,298	312
*	Aedes SPA	1,150,157	309
*	Banca IFIS SPA	40,322	290
*	Vittoria Assicurazioni SPA	58,366	283
^,* Seat Pagine Gialle SPA		2,388,771	277
*	KME Group SPA	574,412	270
*	Caltagirone Editore SPA	106,734	263
*	Reply SPA	9,235	252
*	Cam Finanziaria SPA	523,776	241

*	Carraro SPA	42,393	228
	Banco di Sardegna SPA	16,314	220
*	Cairo Communication SPA	58,082	217
*	Juventus Football Club SPA	180,759	216
*	Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SPA	4,991	206
*	Biesse SPA	26,145	199
*	d'Amico International Shipping SA	143,619	196
*	AS Roma SPA	112,607	186
*	Poltrona Frau SPA	142,727	182
*	Fiera Milano SPA	29,465	176
*	Acotel Group SPA	2,940	176
*	Banca Finnat Euramerica SPA	264,570	175
*	Brioschi Sviluppo Immobiliare SPA	733,626	143
*	Milano Assicurazioni SPA	74,022	138
*	Gruppo Beghelli SPA	147,399	138
^,* Falck Renewables SPA		40,636	120
			1,056,155
Japan (15.0%)
	Toyota Motor Corp.	7,889,500	326,313
	Honda Motor Co. Ltd.	4,662,887	196,967
	Mitsubishi UFJ Financial Group Inc.	36,426,099	188,713
	Canon Inc.	3,239,355	158,461
	Sumitomo Mitsui Financial Group Inc.	3,838,349	130,340
	Mizuho Financial Group Inc.	58,409,929	112,223
	Mitsubishi Corp.	3,878,536	107,712
	Takeda Pharmaceutical Co. Ltd.	2,143,500	103,064
	Tokyo Electric Power Co. Inc.	4,064,400	98,772
	Sony Corp.	2,870,400	98,713
	FANUC Corp.	550,600	86,719
	Mitsui & Co. Ltd.	4,993,200	83,747
	Komatsu Ltd.	2,726,300	80,985
	Softbank Corp.	2,319,800	79,645
	NTT DoCoMo Inc.	44,040	78,550
	Nintendo Co. Ltd.	285,000	76,930
	Panasonic Corp.	5,607,300	76,640
	Nissan Motor Co. Ltd.	7,147,600	72,090
	Hitachi Ltd.	12,997,161	72,019
	Nippon Telegraph & Telephone Corp.	1,493,000	69,372
	Toshiba Corp.	11,581,000	68,330
	Shin-Etsu Chemical Co. Ltd.	1,180,900	66,319
	East Japan Railway Co.	978,300	64,541
	Mitsubishi Estate Co. Ltd.	3,400,000	64,070
	Tokio Marine Holdings Inc.	2,083,000	61,954
	Nomura Holdings Inc.	10,168,490	61,658
	Mitsubishi Electric Corp.	5,558,000	61,183
	Seven & I Holdings Co. Ltd.	2,169,400	56,049
	Kansai Electric Power Co. Inc.	2,147,900	53,095
	Denso Corp.	1,397,600	51,332
	Nippon Steel Corp.	14,670,000	49,949
	Mitsui Fudosan Co. Ltd.	2,407,000	48,796
	Astellas Pharma Inc.	1,277,400	48,713
	Japan Tobacco Inc.	12,942	48,531
	Kyocera Corp.	467,300	48,501
	FUJIFILM Holdings Corp.	1,331,248	48,365
	KDDI Corp.	8,385	47,228
	ITOCHU Corp.	4,331,400	46,954
	Chubu Electric Power Co. Inc.	1,863,600	46,570

Sumitomo Corp.	3,232,000	46,380
JX Holdings Inc.	6,453,970	44,226
Murata Manufacturing Co. Ltd.	582,700	44,068
JFE Holdings Inc.	1,325,600	42,770
Daiichi Sankyo Co. Ltd.	1,935,400	41,975
Kao Corp.	1,552,300	40,500
Inpex Corp.	6,167	40,216
MS&AD Insurance Group Holdings	1,548,984	36,762
Central Japan Railway Co.	4,336	36,580
Asahi Glass Co. Ltd.	2,902,000	36,089
Dai-ichi Life Insurance Co. Ltd.	22,993	36,023
Bridgestone Corp.	1,870,700	35,858
Marubeni Corp.	4,738,000	35,530
Mitsubishi Heavy Industries Ltd.	8,734,000	34,530
Kubota Corp.	3,327,000	33,974
Fujitsu Ltd.	5,360,000	33,312
Kirin Holdings Co. Ltd.	2,408,000	32,346
Tokyo Gas Co. Ltd.	7,390,000	32,210
Tokyo Electron Ltd.	493,100	32,042
Keyence Corp.	119,110	31,547
Sumitomo Electric Industries Ltd.	2,167,900	31,405
Sharp Corp.	2,877,000	29,756
ORIX Corp.	301,581	29,691
Hoya Corp.	1,252,400	29,446
Nidec Corp.	312,800	29,415
Secom Co. Ltd.	603,700	28,419
Toray Industries Inc.	4,195,000	27,764
* NKSJ Holdings Inc.	4,052,400	27,590
Ricoh Co. Ltd.	1,925,000	27,351
Tohoku Electric Power Co. Inc.	1,229,800	27,334
SMC Corp./Japan	155,300	26,221
Mitsubishi Chemical Holdings Corp.	3,678,500	25,593
Sumitomo Realty & Development Co. Ltd.	1,028,000	25,106
^ Eisai Co. Ltd.	723,800	25,044
Terumo Corp.	484,500	25,034
Sumitomo Metal Mining Co. Ltd.	1,504,000	24,894
Asahi Kasei Corp.	3,640,000	24,794
Sumitomo Trust & Banking Co. Ltd.	4,085,000	24,594
Kyushu Electric Power Co. Inc.	1,091,900	24,544
^ Resona Holdings Inc.	4,653,553	23,956
Nitto Denko Corp.	474,800	23,607
Daiwa Securities Group Inc.	4,780,000	23,530
Sumitomo Chemical Co. Ltd.	4,523,000	23,505
Daikin Industries Ltd.	675,300	23,468
Suzuki Motor Corp.	964,200	23,270
TDK Corp.	353,200	23,127
Sumitomo Metal Industries Ltd.	9,656,000	22,543
Fast Retailing Co. Ltd.	152,800	22,238
Dai Nippon Printing Co. Ltd.	1,615,000	22,030
Aeon Co. Ltd.	1,726,400	21,678
Mitsui OSK Lines Ltd.	3,305,000	21,495
Nikon Corp.	923,800	21,345
NEC Corp.	7,485,000	21,203
Osaka Gas Co. Ltd.	5,601,000	21,179
Ajinomoto Co. Inc.	1,914,000	21,172
Aisin Seiki Co. Ltd.	552,200	20,918
Asahi Breweries Ltd.	1,114,800	20,902
T&D Holdings Inc.	785,600	19,700

Shiseido Co. Ltd.	977,100	19,635
Nippon Yusen KK	4,414,000	19,273
West Japan Railway Co.	4,881	18,607
Rohm Co. Ltd.	283,100	18,346
Rakuten Inc.	20,667	18,166
Chugoku Electric Power Co. Inc.	852,800	17,681
* Otsuka Holdings Co. Ltd.	711,500	17,657
Bank of Yokohama Ltd.	3,531,000	17,649
Kobe Steel Ltd.	7,168,000	17,519
Olympus Corp.	622,600	17,417
Yamato Holdings Co. Ltd.	1,146,700	17,367
Daiwa House Industry Co. Ltd.	1,382,000	16,819
Odakyu Electric Railway Co. Ltd.	1,799,000	16,665
Toyota Industries Corp.	513,400	16,304
Sekisui House Ltd.	1,653,000	16,067
Yamada Denki Co. Ltd.	237,000	16,057
Isuzu Motors Ltd.	3,408,000	16,006
JS Group Corp.	723,900	15,804
Shizuoka Bank Ltd.	1,723,000	15,766
Shionogi & Co. Ltd.	857,500	15,730
Yahoo Japan Corp.	41,622	15,675
Nippon Building Fund Inc.	1,482	15,553
* Mitsubishi Motors Corp.	11,162,000	15,479
Daito Trust Construction Co. Ltd.	220,300	15,414
Hankyu Hanshin Holdings Inc.	3,279,000	15,165
Nippon Electric Glass Co. Ltd.	1,005,000	15,080
Omron Corp.	582,600	14,953
Shikoku Electric Power Co. Inc.	503,800	14,881
Tokyu Corp.	3,270,000	14,808
Dentsu Inc.	480,700	14,612
JGC Corp.	595,000	14,584
Toppan Printing Co. Ltd.	1,607,000	14,577
Kawasaki Heavy Industries Ltd.	4,086,000	14,507
Fuji Heavy Industries Ltd.	1,687,000	14,424
^ Kintetsu Corp.	4,665,000	14,414
Japan Real Estate Investment Corp.	1,404	14,081
* Yamaha Motor Co. Ltd.	758,700	13,988
Makita Corp.	321,500	13,894
Kuraray Co. Ltd.	990,600	13,876
Unicharm Corp.	355,900	13,757
Chiba Bank Ltd.	2,198,000	13,660
Konica Minolta Holdings Inc.	1,383,000	13,306
Oriental Land Co. Ltd.	144,200	13,276
Tobu Railway Co. Ltd.	2,360,000	13,030
Teijin Ltd.	2,688,000	12,909
Mazda Motor Corp.	4,333,000	12,742
Ibiden Co. Ltd.	370,200	12,476
Hokuriku Electric Power Co.	507,800	12,382
NGK Insulators Ltd.	730,000	12,280
Isetan Mitsukoshi Holdings Ltd.	1,082,600	12,126
NSK Ltd.	1,267,000	12,102
Ono Pharmaceutical Co. Ltd.	244,000	11,854
NTT Data Corp.	3,653	11,844
Chugai Pharmaceutical Co. Ltd.	642,000	11,802
Keikyu Corp.	1,356,000	11,617
Chuo Mitsui Trust Holdings Inc.	2,873,000	11,530
OJI Paper Co. Ltd.	2,456,000	11,490
Sega Sammy Holdings Inc.	567,600	11,351

	Keio Corp.	1,674,000	11,230
	Hokkaido Electric Power Co. Inc.	530,000	11,011
	Toyota Tsusho Corp.	609,000	10,676
	JSR Corp.	511,600	10,520
	Electric Power Development Co. Ltd.	335,900	10,408
	Nippon Express Co. Ltd.	2,460,000	10,349
	Brother Industries Ltd.	673,600	10,280
	Mitsubishi Tanabe Pharma Corp.	643,000	10,279
	Kurita Water Industries Ltd.	323,000	10,149
	Sumitomo Heavy Industries Ltd.	1,566,000	9,951
*	Mitsubishi Materials Corp.	3,207,000	9,914
	Hirose Electric Co. Ltd.	91,400	9,857
	Japan Steel Works Ltd.	909,000	9,542
	Sekisui Chemical Co. Ltd.	1,242,000	9,511
	Shimano Inc.	190,200	9,486
	Fukuoka Financial Group Inc.	2,210,000	9,457
	Advantest Corp.	460,800	9,397
	Sony Financial Holdings Inc.	2,492	9,200
	THK Co. Ltd.	347,700	9,106
	TonenGeneral Sekiyu KK	808,000	9,098
	Daihatsu Motor Co. Ltd.	550,000	9,081
	Showa Denko KK	4,092,000	9,001
	Obayashi Corp.	1,884,000	8,983
	Nitori Holdings Co. Ltd.	106,750	8,932
	Benesse Holdings Inc.	199,000	8,915
	MEIJI Holdings Co. Ltd.	196,741	8,897
	Mitsui Chemicals Inc.	2,480,000	8,866
	Amada Co. Ltd.	1,018,000	8,850
*	All Nippon Airways Co. Ltd.	2,404,978	8,809
	Taisho Pharmaceutical Co. Ltd.	392,000	8,657
	Sankyo Co. Ltd.	155,800	8,638
	Lawson Inc.	172,200	8,586
	IHI Corp.	3,792,000	8,577
	Bank of Kyoto Ltd.	928,000	8,559
	Trend Micro Inc.	283,400	8,529
	Japan Retail Fund Investment Corp. Class A	4,645	8,520
	Kawasaki Kisen Kaisha Ltd.	1,991,000	8,325
	Dena Co. Ltd.	230,100	8,291
	Joyo Bank Ltd.	1,882,000	8,290
	Ube Industries Ltd.	2,760,000	8,288
	Toyo Seikan Kaisha Ltd.	435,600	8,135
	Furukawa Electric Co. Ltd.	1,824,000	8,092
	Sojitz Corp.	3,639,700	8,057
	JTEKT Corp.	633,600	7,902
	Stanley Electric Co. Ltd.	418,100	7,814
	Yakult Honsha Co. Ltd.	277,200	7,813
	Mitsubishi Gas Chemical Co. Inc.	1,116,000	7,761
	Kyowa Hakko Kirin Co. Ltd.	752,000	7,666
	Hisamitsu Pharmaceutical Co. Inc.	190,100	7,660
	SBI Holdings Inc.	57,294	7,624
	Santen Pharmaceutical Co. Ltd.	211,700	7,591
^,* Elpida Memory Inc.		521,804	7,531
	NTN Corp.	1,373,000	7,459
^	GS Yuasa Corp.	1,067,000	7,433
	Nippon Paper Group Inc.	282,000	7,359
	Hokuhoku Financial Group Inc.	3,622,000	7,316
	Credit Saison Co. Ltd.	427,500	7,299
	Shimizu Corp.	1,691,000	7,179

J Front Retailing Co. Ltd.	1,382,000	7,145
Jupiter Telecommunications Co. Ltd.	6,950	7,111
NGK Spark Plug Co. Ltd.	459,000	7,109
Taisei Corp.	2,982,000	7,109
Yaskawa Electric Corp.	651,000	7,081
Hachijuni Bank Ltd.	1,226,000	7,012
Hamamatsu Photonics KK	190,900	6,967
Nippon Meat Packers Inc.	521,000	6,877
Hitachi Chemical Co. Ltd.	301,900	6,834
Mitsubishi UFJ Lease & Finance Co. Ltd.	168,870	6,832
FamilyMart Co. Ltd.	181,100	6,750
Nisshin Seifun Group Inc.	537,500	6,746
Tokyu Land Corp.	1,318,000	6,746
Denki Kagaku Kogyo KK	1,369,000	6,657
Nissin Foods Holdings Co. Ltd.	186,400	6,626
Nippon Sheet Glass Co. Ltd.	2,544,272	6,587
Idemitsu Kosan Co. Ltd.	62,600	6,573
Hitachi Construction Machinery Co. Ltd.	278,800	6,548
Gunma Bank Ltd.	1,134,000	6,513
Taiyo Nippon Sanso Corp.	754,000	6,439
Rinnai Corp.	101,100	6,386
Nomura Research Institute Ltd.	292,700	6,372
Kajima Corp.	2,425,000	6,372
Nabtesco Corp.	271,000	6,370
Kansai Paint Co. Ltd.	621,000	6,369
Takashimaya Co. Ltd.	763,000	6,272
Toho Gas Co. Ltd.	1,211,000	6,218
Sysmex Corp.	95,200	6,211
Aeon Mall Co. Ltd.	235,800	6,207
Hiroshima Bank Ltd.	1,454,000	6,192
Seiko Epson Corp.	374,000	6,192
Ushio Inc.	300,800	6,083
Yamaguchi Financial Group Inc.	605,000	6,064
Miraca Holdings Inc.	157,800	6,042
Kaneka Corp.	863,000	6,025
NOK Corp.	299,100	6,007
Nishi-Nippon City Bank Ltd.	1,933,000	5,994
Chugoku Bank Ltd.	500,000	5,983
Iyo Bank Ltd.	702,000	5,970
Kamigumi Co. Ltd.	709,000	5,944
Alps Electric Co. Ltd.	493,300	5,942
Namco Bandai Holdings Inc.	540,400	5,921
MISUMI Group Inc.	225,200	5,779
Advance Residence Investment Corp. Class A	2,741	5,772
Minebea Co. Ltd.	975,000	5,769
Mitsui Mining & Smelting Co. Ltd.	1,635,000	5,761
Toyo Suisan Kaisha Ltd.	269,000	5,760
Shimadzu Corp.	723,000	5,738
Asics Corp.	429,000	5,715
Shimamura Co. Ltd.	63,700	5,698
TOTO Ltd.	797,000	5,678
Daicel Chemical Industries Ltd.	781,000	5,671
* Dainippon Screen Manufacturing Co. Ltd.	617,000	5,653
Yamaha Corp.	459,800	5,632
Mitsui Engineering & Shipbuilding Co. Ltd.	2,037,000	5,625
Nomura Real Estate Office Fund Inc. Class A	790	5,624
* Ebara Corp.	1,149,000	5,619
Hitachi Metals Ltd.	474,000	5,564

Cosmo Oil Co. Ltd.	1,721,000	5,547
Suruga Bank Ltd.	591,000	5,515
Air Water Inc.	416,124	5,478
Konami Corp.	271,800	5,427
77 Bank Ltd.	1,000,000	5,414
Suzuken Co. Ltd.	189,100	5,410
Marui Group Co. Ltd.	638,100	5,383
Tsumura & Co.	171,100	5,376
Keisei Electric Railway Co. Ltd.	787,000	5,315
^ United Urban Investment Corp. Class A	3,893	5,309
UNY Co. Ltd.	542,500	5,243
Tokyo Tatemono Co. Ltd.	1,139,000	5,221
Japan Prime Realty Investment Corp.	1,947	5,212
Fuji Electric Holdings Co. Ltd.	1,613,000	5,176
Sumitomo Rubber Industries Ltd.	490,800	5,174
* Sumco Corp.	334,500	5,134
Casio Computer Co. Ltd.	682,500	5,093
Daido Steel Co. Ltd.	801,000	5,036
USS Co. Ltd.	62,550	5,026
Yokogawa Electric Corp.	620,400	5,008
Nomura Real Estate Holdings Inc.	272,797	4,995
Nissan Chemical Industries Ltd.	404,600	4,985
Oracle Corp. Japan	108,800	4,982
Hitachi High-Technologies Corp.	199,800	4,950
Toho Co. Ltd.	299,600	4,942
* Mori Trust Sogo Reit Inc.	474	4,936
Dowa Holdings Co. Ltd.	702,000	4,921
Kikkoman Corp.	455,000	4,915
Tosoh Corp.	1,471,000	4,757
NHK Spring Co. Ltd.	419,000	4,728
Showa Shell Sekiyu KK	546,700	4,728
Tokuyama Corp.	897,000	4,719
Koito Manufacturing Co. Ltd.	272,888	4,713
Fujikura Ltd.	947,000	4,614
McDonald's Holdings Co. Japan Ltd.	188,800	4,606
Citizen Holdings Co. Ltd.	706,800	4,562
Alfresa Holdings Corp.	110,500	4,551
Nippon Kayaku Co. Ltd.	435,000	4,534
DIC Corp.	2,033,000	4,524
Frontier Real Estate Investment Corp.	488	4,506
Sapporo Hokuyo Holdings Inc.	921,900	4,464
MediPal Holdings Corp.	421,500	4,412
* Orix JREIT Inc. Class A	706	4,378
Mitsubishi Logistics Corp.	329,000	4,375
Toyoda Gosei Co. Ltd.	187,200	4,360
Nippon Paint Co. Ltd.	557,000	4,331
Zeon Corp.	468,000	4,314
Nippon Shokubai Co. Ltd.	387,000	4,283
Hino Motors Ltd.	755,000	4,238
Mizuho Securities Co. Ltd.	1,613,000	4,233
* Mizuho Trust & Banking Co. Ltd.	4,321,000	4,206
* Gree Inc.	258,500	4,139
Yamazaki Baking Co. Ltd.	344,000	4,096
Dainippon Sumitomo Pharma Co. Ltd.	455,000	4,095
Disco Corp.	61,000	4,093
Rengo Co. Ltd.	606,000	4,055
Wacoal Holdings Corp.	301,000	4,026
Taiyo Yuden Co. Ltd.	266,000	4,016

	Nisshinbo Holdings Inc.	363,000	4,011
	Nagase & Co. Ltd.	310,000	4,009
	Nishi-Nippon Railroad Co. Ltd.	955,000	3,966
	Nisshin Steel Co. Ltd.	2,013,000	3,963
	Chiyoda Corp.	445,191	3,945
	Japan Logistics Fund Inc.	412	3,935
	Seven Bank Ltd.	1,740	3,924
	Glory Ltd.	163,800	3,913
	Obic Co. Ltd.	20,370	3,905
	Yamatake Corp.	168,100	3,897
	Hakuhodo DY Holdings Inc.	67,800	3,868
^,* CyberAgent Inc.		1,344	3,784
	Mitsumi Electric Co. Ltd.	226,100	3,722
	Osaka Securities Exchange Co. Ltd.	725	3,705
	Yamato Kogyo Co. Ltd.	122,300	3,668
	Lintec Corp.	131,400	3,668
	Kagome Co. Ltd.	195,000	3,592
	K's Holdings Corp.	128,000	3,563
	Mabuchi Motor Co. Ltd.	71,500	3,529
	Don Quijote Co. Ltd.	109,600	3,528
	Shiga Bank Ltd.	638,000	3,525
	Awa Bank Ltd.	569,000	3,514
	Sotetsu Holdings Inc.	1,091,000	3,493
	Kewpie Corp.	282,600	3,482
	Toyobo Co. Ltd.	1,894,000	3,479
	NTT Urban Development Corp.	3,374	3,470
*	Haseko Corp.	3,741,000	3,456
	Kinden Corp.	386,000	3,447
	Sumitomo Forestry Co. Ltd.	373,100	3,438
	Nifco Inc.	127,800	3,412
	Toyota Boshoku Corp.	192,400	3,403
	Nichirei Corp.	747,000	3,398
	Keiyo Bank Ltd.	662,000	3,390
	Japan Petroleum Exploration Co.	81,800	3,370
	Kobayashi Pharmaceutical Co. Ltd.	71,400	3,347
	Nanto Bank Ltd.	637,000	3,324
	Sanrio Co. Ltd.	121,800	3,313
	Sapporo Holdings Ltd.	733,000	3,247
	COMSYS Holdings Corp.	309,300	3,230
	Pacific Metals Co. Ltd.	378,000	3,224
	Aeon Credit Service Co. Ltd.	229,900	3,219
	Sankyu Inc.	730,000	3,215
	San-In Godo Bank Ltd.	429,000	3,211
	Square Enix Holdings Co. Ltd.	182,600	3,180
	Yokohama Rubber Co. Ltd.	624,000	3,179
*	OKUMA Corp.	381,000	3,171
^	Hitachi Zosen Corp.	2,076,500	3,170
	Lion Corp.	593,000	3,148
	Autobacs Seven Co. Ltd.	78,600	3,142
^	Aozora Bank Ltd.	1,423,000	3,136
	Mori Seiki Co. Ltd.	267,800	3,120
	OSG Corp.	211,100	3,119
*	Pioneer Corp.	721,000	3,103
	Tokai Carbon Co. Ltd.	528,000	3,087
	House Foods Corp.	186,000	3,082
^,* Shinsei Bank Ltd.		2,645,000	3,057
	Sumitomo Bakelite Co. Ltd.	515,000	3,045
	Daishi Bank Ltd.	896,000	3,032

^ Sawai Pharmaceutical Co. Ltd.	34,700	3,030
* Kenedix Realty Investment Corp. Class A	656	3,022
Tokyo Steel Manufacturing Co. Ltd.	284,100	3,017
OSAKA Titanium Technologies Co.	51,600	2,997
Tokyu REIT Inc.	426	2,972
Asahi Diamond Industrial Co. Ltd.	148,000	2,970
Hyakugo Bank Ltd.	666,000	2,966
Itochu Techno-Solutions Corp.	84,900	2,953
Park24 Co. Ltd.	273,500	2,950
Maruichi Steel Tube Ltd.	133,600	2,941
Takara Holdings Inc.	496,000	2,931
Kaken Pharmaceutical Co. Ltd.	232,000	2,927
Juroku Bank Ltd.	904,000	2,926
Tokai Rika Co. Ltd.	146,400	2,925
Otsuka Corp.	46,000	2,921
Kayaba Industry Co. Ltd.	369,000	2,916
Ulvac Inc.	112,500	2,881
Coca-Cola West Co. Ltd.	157,600	2,881
* Taiheiyo Cement Corp.	2,232,400	2,877
* Nippon Light Metal Co. Ltd.	1,356,000	2,853
Ogaki Kyoritsu Bank Ltd.	855,000	2,839
Seino Holdings Corp.	408,000	2,830
Senshu Ikeda Holdings Inc.	1,933,700	2,826
Toagosei Co. Ltd.	561,000	2,816
Takata Corp.	91,900	2,810
ABC-Mart Inc.	77,400	2,810
* Nippon Accommodations Fund Inc. Class A	372	2,781
IT Holdings Corp.	221,000	2,756
Shimachu Co. Ltd.	122,200	2,745
Sundrug Co. Ltd.	94,200	2,736
Aoyama Trading Co. Ltd.	160,600	2,708
Kagoshima Bank Ltd.	412,000	2,707
Kakaku.com Inc.	478	2,706
Ito En Ltd.	157,100	2,705
ADEKA Corp.	236,200	2,704
Duskin Co. Ltd.	142,200	2,702
Exedy Corp.	80,500	2,699
Onward Holdings Co. Ltd.	310,000	2,694
Higo Bank Ltd.	508,000	2,685
Ryohin Keikaku Co. Ltd.	62,000	2,674
Toyo Ink Manufacturing Co. Ltd.	510,000	2,660
Rohto Pharmaceutical Co. Ltd.	231,000	2,655
Kiyo Holdings Inc.	1,900,000	2,622
Hokkoku Bank Ltd.	765,000	2,599
Horiba Ltd.	94,000	2,595
Hanwa Co. Ltd.	534,000	2,572
Hyakujushi Bank Ltd.	662,000	2,527
KYORIN Holdings Inc.	137,000	2,518
Jafco Co. Ltd.	89,400	2,505
* Top REIT Inc.	395	2,499
TS Tech Co. Ltd.	123,900	2,497
Canon Marketing Japan Inc.	174,300	2,495
^ Musashino Bank Ltd.	82,700	2,494
Daiwa Office Investment Corp. Class A	719	2,483
Fuji Oil Co. Ltd.	171,400	2,479
Tokyo Ohka Kogyo Co. Ltd.	112,700	2,475
Nipro Corp.	125,000	2,431
* Global One Real Estate Investment Corp.	261	2,431

Toho Titanium Co. Ltd.	83,900	2,401
Ryosan Co. Ltd.	87,100	2,369
Century Tokyo Leasing Corp.	134,200	2,364
* Makino Milling Machine Co. Ltd.	281,000	2,363
Sumitomo Osaka Cement Co. Ltd.	1,063,000	2,339
Ezaki Glico Co. Ltd.	206,000	2,337
Megmilk Snow Brand Co. Ltd.	129,900	2,329
Keihin Corp.	102,200	2,329
NOF Corp.	445,000	2,324
Accordia Golf Co. Ltd.	2,848	2,323
Central Glass Co. Ltd.	486,000	2,307
Morinaga Milk Industry Co. Ltd.	538,000	2,307
Matsui Securities Co. Ltd.	347,600	2,302
Kyowa Exeo Corp.	234,900	2,298
^ Japan Excellent Inc. Class A	372	2,276
Nachi-Fujikoshi Corp.	497,000	2,260
Toda Corp.	589,000	2,258
Nihon Kohden Corp.	103,400	2,241
* Daiichikosho Co. Ltd.	122,400	2,241
^ Anritsu Corp.	265,000	2,241
Capcom Co. Ltd.	131,000	2,238
Hitachi Capital Corp.	140,200	2,221
Asatsu-DK Inc.	82,300	2,219
Shinko Electric Industries Co. Ltd.	195,500	2,198
^ Meidensha Corp.	471,000	2,183
Toyota Auto Body Co. Ltd.	115,700	2,170
Kose Corp.	85,100	2,168
H2O Retailing Corp.	293,000	2,161
Nichicon Corp.	153,100	2,161
Tsubakimoto Chain Co.	382,000	2,154
Mochida Pharmaceutical Co. Ltd.	191,000	2,152
Miura Co. Ltd.	76,700	2,130
Tokai Tokyo Financial Holdings Inc.	596,000	2,123
Fuji Media Holdings Inc.	1,369	2,122
Sugi Holdings Co. Ltd.	89,500	2,120
FP Corp.	34,600	2,067
* Fuji Machine Manufacturing Co. Ltd.	96,700	2,062
Bank of Okinawa Ltd.	52,100	2,053
Izumi Co. Ltd.	138,700	2,040
^ Nissha Printing Co. Ltd.	80,832	2,040
FCC Co. Ltd.	89,500	2,037
Nippon Suisan Kaisha Ltd.	626,600	2,014
Maruha Nichiro Holdings Inc.	1,150,000	2,002
Nippon Konpo Unyu Soko Co. Ltd.	169,000	2,002
^ BLife Investment Corp.	271	2,001
Yamanashi Chuo Bank Ltd.	393,000	1,988
Hokuetsu Kishu Paper Co. Ltd.	355,000	1,977
^ Acom Co. Ltd.	110,320	1,970
Sanwa Holdings Corp.	624,000	1,967
Matsumotokiyoshi Holdings Co. Ltd.	90,800	1,964
^ Promise Co. Ltd.	223,600	1,963
Okasan Securities Group Inc.	504,000	1,961
Nippon Shinyaku Co. Ltd.	139,000	1,958
Fukuyama Transporting Co. Ltd.	391,000	1,952
Kureha Corp.	334,000	1,951
^ Zensho Co. Ltd.	189,500	1,950
Komeri Co. Ltd.	83,900	1,943
Aichi Steel Corp.	274,000	1,942

Circle K Sunkus Co. Ltd.	120,800	1,938
Hoshizaki Electric Co. Ltd.	102,000	1,937
* Fukuoka REIT Co. Class A	257	1,936
* Universal Entertainment Corp.	68,000	1,936
Gunze Ltd.	464,000	1,936
Nissan Shatai Co. Ltd.	223,000	1,935
Tsuruha Holdings Inc.	40,200	1,932
Fukui Bank Ltd.	627,000	1,931
Hitachi Transport System Ltd.	126,300	1,925
* Mirait Holdings Corp.	242,100	1,925
Sohgo Security Services Co. Ltd.	158,600	1,924
Sumitomo Warehouse Co. Ltd.	361,000	1,911
Bank of Iwate Ltd.	40,500	1,898
* Start Today Co. Ltd.	121,200	1,868
Okinawa Electric Power Co. Inc.	39,700	1,866
Point Inc.	40,460	1,851
Nichi-iko Pharmaceutical Co. Ltd.	65,200	1,844
Nissin Kogyo Co. Ltd.	102,500	1,843
NET One Systems Co. Ltd.	1,170	1,842
Nomura Real Estate Residential Fund Inc.	317	1,841
Yamagata Bank Ltd.	392,000	1,839
Toho Bank Ltd.	579,000	1,836
Nihon Parkerizing Co. Ltd.	130,000	1,833
* Nippon Chemi-Con Corp.	354,000	1,829
Daiseki Co. Ltd.	96,400	1,822
SKY Perfect JSAT Holdings Inc.	4,908	1,822
Komori Corp.	162,800	1,817
Kokuyo Co. Ltd.	218,300	1,814
Aica Kogyo Co. Ltd.	148,500	1,801
* Meitec Corp.	90,000	1,794
* Premier Investment Corp. Class A	376	1,791
Futaba Corp./Chiba	90,100	1,774
Nippon Soda Co. Ltd.	371,000	1,758
Toshiba TEC Corp.	369,000	1,751
Sanyo Special Steel Co. Ltd.	283,000	1,748
Okumura Corp.	455,000	1,729
* Calsonic Kansei Corp.	415,000	1,726
Hosiden Corp.	164,400	1,722
Nippon Flour Mills Co. Ltd.	344,000	1,721
^ Yoshinoya Holdings Co. Ltd.	1,313	1,720
^ EDION Corp.	194,100	1,719
Shima Seiki Manufacturing Ltd.	72,600	1,716
Daifuku Co. Ltd.	235,000	1,702
Nippon Denko Co. Ltd.	228,000	1,702
Wacom Co. Ltd.	1,021	1,697
Kandenko Co. Ltd.	262,000	1,692
Tokyo Seimitsu Co. Ltd.	105,100	1,684
Sangetsu Co. Ltd.	70,000	1,684
Toho Zinc Co. Ltd.	337,000	1,682
* Oki Electric Industry Co. Ltd.	1,968,000	1,681
Mori Hills REIT Investment Corp.	487	1,669
Funai Electric Co. Ltd.	49,900	1,657
Fuyo General Lease Co. Ltd.	46,600	1,654
Heiwa Corp.	112,800	1,646
Japan Securities Finance Co. Ltd.	223,600	1,631
Shikoku Bank Ltd.	500,000	1,622
Kissei Pharmaceutical Co. Ltd.	81,000	1,621
^ Culture Convenience Club Co. Ltd.	295,200	1,619

	Nisshin Oillio Group Ltd.	319,000	1,619
	Nippon Thompson Co. Ltd.	187,000	1,617
	Toshiba Plant Systems & Services Corp.	110,000	1,614
*	TOMONY Holdings Inc.	393,600	1,613
	Japan Airport Terminal Co. Ltd.	107,400	1,612
^	Toyo Tanso Co. Ltd.	29,300	1,608
	Toshiba Machine Co. Ltd.	299,000	1,603
	Saizeriya Co. Ltd.	81,200	1,600
	Oiles Corp.	77,300	1,598
	Takara Standard Co. Ltd.	251,000	1,597
^,* Daikyo Inc.		800,000	1,594
	Shochiku Co. Ltd.	217,000	1,593
	Alpine Electronics Inc.	115,700	1,588
^	M3 Inc.	296	1,571
	Toho Holdings Co. Ltd.	115,200	1,563
	Iwatani Corp.	501,000	1,561
	Japan Wool Textile Co. Ltd.	176,000	1,560
	Xebio Co. Ltd.	68,200	1,557
	Taiyo Holdings Co. Ltd.	46,600	1,551
	Daio Paper Corp.	219,000	1,540
	Aomori Bank Ltd.	514,000	1,536
	Tadano Ltd.	293,000	1,528
	Canon Electronics Inc.	54,100	1,519
	Sanken Electric Co. Ltd.	284,000	1,518
^,* Kenedix Inc.		6,016	1,515
	HIS Co. Ltd.	58,200	1,513
	Amano Corp.	160,700	1,506
	Hikari Tsushin Inc.	66,500	1,504
	Maeda Road Construction Co. Ltd.	174,000	1,504
	Yodogawa Steel Works Ltd.	339,000	1,497
	Oita Bank Ltd.	392,000	1,483
	Sanden Corp.	310,000	1,481
	Nichias Corp.	265,000	1,477
*	Ryobi Ltd.	339,000	1,476
	Hogy Medical Co. Ltd.	32,300	1,475
	Towa Pharmaceutical Co. Ltd.	26,700	1,462
	Arnest One Corp.	111,400	1,453
	JFE Shoji Holdings Inc.	301,000	1,453
	Topy Industries Ltd.	514,000	1,444
	CKD Corp.	147,500	1,438
	Nitto Boseki Co. Ltd.	564,000	1,433
	Musashi Seimitsu Industry Co. Ltd.	57,300	1,431
	Hulic Co. Ltd.	171,100	1,428
	Moshi Moshi Hotline Inc.	59,050	1,427
	Akita Bank Ltd.	465,000	1,423
	Hokuto Corp.	61,800	1,421
	Nishimatsuya Chain Co. Ltd.	158,600	1,420
	Itoham Foods Inc.	388,000	1,417
	Inaba Denki Sangyo Co. Ltd.	50,000	1,405
	Hitachi Koki Co. Ltd.	140,200	1,397
	Bank of Nagoya Ltd.	438,000	1,396
	Chugoku Marine Paints Ltd.	157,000	1,391
	Foster Electric Co. Ltd.	51,900	1,390
	Akebono Brake Industry Co. Ltd.	213,100	1,384
	Sanyo Chemical Industries Ltd.	167,000	1,380
*	JVC Kenwood Holdings Inc.	318,100	1,380
	PanaHome Corp.	213,000	1,371
	Unipres Corp.	67,900	1,369

	Tokai Rubber Industries Ltd.	102,900	1,367
	Pigeon Corp.	44,800	1,362
	Resorttrust Inc.	81,000	1,362
	Sekisui House SI Investment Co. Class A	295	1,359
	DCM Holdings Co. Ltd.	227,100	1,357
	Tokyo Style Co. Ltd.	174,000	1,355
	Fancl Corp.	92,800	1,344
	Avex Group Holdings Inc.	92,000	1,343
	Aichi Bank Ltd.	21,600	1,341
	Penta-Ocean Construction Co. Ltd.	803,000	1,337
	Taikisha Ltd.	77,900	1,337
^,* Iseki & Co. Ltd.		476,000	1,337
	SHO-BOND Holdings Co. Ltd.	61,800	1,336
	Monex Group Inc.	4,760	1,321
	Takasago International Corp.	201,000	1,311
	Takasago Thermal Engineering Co. Ltd.	158,800	1,310
	Fuji Seal International Inc.	55,900	1,309
	Dr Ci:Labo Co. Ltd.	348	1,299
	Asahi Holdings Inc.	62,000	1,291
	Toppan Forms Co. Ltd.	130,000	1,291
	Nikkiso Co. Ltd.	160,000	1,290
	Mandom Corp.	48,100	1,289
	Nakanishi Inc.	12,400	1,289
	MOS Food Services Inc.	68,400	1,271
	Daiwabo Holdings Co. Ltd.	481,000	1,269
^,* Ishihara Sangyo Kaisha Ltd.		920,000	1,265
	Ricoh Leasing Co. Ltd.	44,200	1,258
	Nippon Seiki Co. Ltd.	104,000	1,258
	Tochigi Bank Ltd.	258,000	1,256
	Tomy Co. Ltd.	150,900	1,251
	Toyo Tire & Rubber Co. Ltd.	503,000	1,250
*	Press Kogyo Co. Ltd.	252,000	1,250
	Sakai Chemical Industry Co. Ltd.	238,000	1,246
	Bank of the Ryukyus Ltd.	105,800	1,244
	Earth Chemical Co. Ltd.	37,400	1,240
	Parco Co. Ltd.	129,700	1,239
	MID Reit Inc.	468	1,235
	Kansai Urban Banking Corp.	746,000	1,235
	Heiwa Real Estate Co. Ltd.	404,500	1,235
	Yachiyo Bank Ltd.	38,300	1,233
	WATAMI Co. Ltd.	58,900	1,227
	Mizuno Corp.	247,000	1,223
	Hitachi Cable Ltd.	465,000	1,222
	Daihen Corp.	270,000	1,218
	Max Co. Ltd.	101,000	1,216
	Sumitomo Real Estate Sales Co. Ltd.	23,710	1,214
	Toyo Engineering Corp.	319,000	1,213
	Sintokogio Ltd.	120,800	1,210
	Nippon Coke & Engineering Co. Ltd.	581,500	1,208
	Sakata Seed Corp.	82,700	1,204
	Nitta Corp.	59,900	1,196
	Paramount Bed Co. Ltd.	44,800	1,190
	Goldcrest Co. Ltd.	44,510	1,190
	Jaccs Co. Ltd.	350,000	1,188
	Eighteenth Bank Ltd.	396,000	1,185
^	Tokyo Dome Corp.	491,000	1,182
	Nihon Unisys Ltd.	156,200	1,178
	IBJ Leasing Co. Ltd.	46,900	1,169

Melco Holdings Inc.	30,700	1,164
Kitz Corp.	255,700	1,164
Tokyo Tomin Bank Ltd.	85,600	1,163
Morinaga & Co. Ltd.	489,000	1,159
Chofu Seisakusho Co. Ltd.	50,600	1,149
Nippo Corp.	153,000	1,147
Maeda Corp.	343,000	1,141
Doutor Nichires Holdings Co. Ltd.	86,500	1,139
NS Solutions Corp.	52,800	1,136
Hitachi Kokusai Electric Inc.	130,000	1,136
Kadokawa Group Holdings Inc.	42,700	1,135
Stella Chemifa Corp.	24,500	1,134
Kintetsu World Express Inc.	41,000	1,133
Mitsubishi Steel Manufacturing Co. Ltd.	357,000	1,133
Daibiru Corp.	133,100	1,132
Nippon Signal Co. Ltd.	133,400	1,130
* Unitika Ltd.	1,220,000	1,128
So-net Entertainment Corp.	326	1,116
^ Takaoka Electric Manufacturing Co. Ltd.	190,000	1,113
* Kanematsu Corp.	1,088,000	1,111
* Mizuho Investors Securities Co. Ltd.	1,066,000	1,101
Heiwado Co. Ltd.	82,900	1,100
Arcs Co. Ltd.	71,400	1,095
Tokyo Rope Manufacturing Co. Ltd.	337,000	1,090
* Sumitomo Light Metal Industries Ltd.	861,000	1,089
ASKUL Corp.	54,400	1,075
Nichii Gakkan Co.	124,800	1,073
Shinko Plantech Co. Ltd.	104,900	1,062
Okamura Corp.	175,000	1,062
Mitsui-Soko Co. Ltd.	248,000	1,060
Bank of Saga Ltd.	370,000	1,058
Nippon Gas Co. Ltd.	78,100	1,052
Japan Aviation Electronics Industry Ltd.	143,000	1,049
Riken Corp.	227,000	1,047
Shinmaywa Industries Ltd.	239,000	1,044
Geo Corp.	909	1,042
Tachi-S Co. Ltd.	59,900	1,040
Seiren Co. Ltd.	138,100	1,039
Hankyu Reit Inc. Class A	205	1,036
Nippon Sharyo Ltd.	187,000	1,031
Noritake Co. Ltd.	271,000	1,028
Ehime Bank Ltd.	366,000	1,021
Eizo Nanao Corp.	41,700	1,020
Miyazaki Bank Ltd.	378,000	1,017
Iino Kaiun Kaisha Ltd.	222,400	1,015
Bando Chemical Industries Ltd.	230,000	1,012
Torishima Pump Manufacturing Co. Ltd.	51,100	1,012
* Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	172,000	1,011
^ Tsugami Corp.	141,000	1,008
Aeon Delight Co. Ltd.	54,200	1,008
* Futaba Industrial Co. Ltd.	135,500	1,008
Star Micronics Co. Ltd.	93,400	1,007
Fujitec Co. Ltd.	187,000	1,001
Mitsuboshi Belting Co. Ltd.	169,000	995
Kisoji Co. Ltd.	48,000	994
Mitsui Sugar Co. Ltd.	242,000	990
Dydo Drinco Inc.	25,800	990
FIDEA Holdings Co. Ltd.	355,300	989

	NSD Co. Ltd.	94,700	983
	Koa Corp.	86,500	978
	Hokuetsu Bank Ltd.	471,000	974
	Joshin Denki Co. Ltd.	102,000	973
*	Showa Corp.	129,900	971
	Nippon Densetsu Kogyo Co. Ltd.	102,000	971
	T Hasegawa Co. Ltd.	60,800	966
	Kuroda Electric Co. Ltd.	69,800	955
	Fuji Soft Inc.	56,000	954
*	Mitsubishi Paper Mills Ltd.	776,000	953
*	Furukawa Co. Ltd.	782,000	951
	Kanto Denka Kogyo Co. Ltd.	111,000	943
*	Plenus Co. Ltd.	56,900	941
	Sanki Engineering Co. Ltd.	138,000	941
	Sanyo Shokai Ltd.	252,000	938
	Nippon Synthetic Chemical Industry Co. Ltd.	140,000	934
*	Message Co. Ltd.	309	934
^,* Cedyna Financial Corp.		462,700	929
	kabu.com Securities Co. Ltd.	215,700	928
*	Skymark Airlines Inc.	57,900	928
	Chiyoda Co. Ltd.	65,200	923
^,* Kohnan Shoji Co. Ltd.		66,500	923
^	Round One Corp.	171,500	922
	Cocokara fine Inc.	43,500	921
	TV Asahi Corp.	556	921
	Internet Initiative Japan Inc.	313	913
	T-Gaia Corp.	511	912
*	Mitsuba Corp.	97,000	911
*	Shindengen Electric Manufacturing Co. Ltd.	171,000	908
	Nitto Kogyo Corp.	74,600	907
	St. Marc Holdings Co. Ltd.	21,000	907
	Shizuoka Gas Co. Ltd.	149,000	906
	San-A Co. Ltd.	22,800	905
	Heiwa Real Estate REIT Inc. Class A	1,388	904
^	Megachips Corp.	43,700	904
*	Dai-ichi Seiko Co. Ltd.	16,800	901
	Denki Kogyo Co. Ltd.	171,000	901
	Chudenko Corp.	72,400	899
	Japan Rental Housing Investments Inc. Class A	2,073	899
	Seikagaku Corp.	81,800	893
	Fuji Co. Ltd./Ehime	43,300	890
*	CSK Corp.	208,500	884
	Fujitsu General Ltd.	151,000	884
	Sumisho Computer Systems Corp.	54,100	884
	Nippon Carbon Co. Ltd.	294,000	883
^,* Mixi Inc.		171	881
^	Toda Kogyo Corp.	80,000	878
*	OncoTherapy Science Inc.	370	876
^,* Sinfonia Technology Co. Ltd.		256,000	875
	Tamron Co. Ltd.	42,900	875
^	SMK Corp.	167,000	873
	Nidec Sankyo Corp.	109,000	870
	Paltac Corp.	46,300	868
	NEC Networks & System Integration Corp.	63,800	866
	TKC	41,900	865
	Marusan Securities Co. Ltd.	155,600	865
	Kato Sangyo Co. Ltd.	54,300	864
*	Ain Pharmaciez Inc.	24,000	864

	Minato Bank Ltd.	465,000	864
	Marudai Food Co. Ltd.	263,000	861
*	Cawachi Ltd.	42,000	859
	Shimizu Bank Ltd.	19,500	858
	Itochu Enex Co. Ltd.	150,400	857
^,* Digital Garage Inc.		282	854
*	Nippon Yakin Kogyo Co. Ltd.	291,000	849
*	Riso Kagaku Corp.	51,000	849
^	Topcon Corp.	158,400	845
	EPS Co. Ltd.	358	844
	Mitsubishi Pencil Co. Ltd.	51,100	840
^	Access Co. Ltd.	650	832
	Trusco Nakayama Corp.	51,700	830
	Sekisui Jushi Corp.	81,000	826
	Ohsho Food Service Corp.	33,300	825
	Noritz Corp.	49,100	823
	Kurabo Industries Ltd.	442,000	823
*	Orient Corp.	694,000	819
	Nihon Dempa Kogyo Co. Ltd.	44,300	815
	Nishimatsu Construction Co. Ltd.	620,000	815
	Senko Co. Ltd.	239,000	814
^	Modec Inc.	44,800	802
*	KEY Coffee Inc.	44,800	798
	Hisaka Works Ltd.	56,000	797
	Kanto Auto Works Ltd.	89,500	797
	Vital KSK Holdings Inc.	95,900	794
	Nitto Kohki Co. Ltd.	31,100	794
	Yamazen Corp.	147,600	788
	AOKI Holdings Inc.	49,000	782
	Coca-Cola Central Japan Co. Ltd.	57,500	781
*	Topre Corp.	100,000	781
*	Ferrotec Corp.	58,500	780
	TOC Co. Ltd.	177,000	778
*	Chugai Ro Co. Ltd.	191,000	778
^,* Daiichi Chuo KK		327,000	775
	Toyo Corp./Chuo-ku	74,500	767
	Shin-Etsu Polymer Co. Ltd.	117,700	764
	Inabata & Co. Ltd.	120,600	764
	Ichiyoshi Securities Co. Ltd.	101,200	751
^	Dwango Co. Ltd.	273	749
*	Cosmos Pharmaceutical Corp.	18,600	747
	Kappa Create Co. Ltd.	30,750	744
*	Sankyo-Tateyama Holdings Inc.	541,000	744
^,* Seiko Holdings Corp.		219,000	743
*	C Uyemura & Co. Ltd.	16,900	740
	JSP Corp.	44,900	738
	United Arrows Ltd.	48,800	738
	Shoei Co. Ltd.	82,400	736
	Kyudenko Corp.	106,000	734
	Pilot Corp.	402	732
	Ship Healthcare Holdings Inc.	62,300	731
*	Maruetsu Inc.	184,000	730
	Sasebo Heavy Industries Co. Ltd.	323,000	729
	Fujimi Inc.	48,100	726
^,* Colowide Co. Ltd.		124,000	726
	Macromill Inc.	54,900	723
	Paris Miki Holdings Inc.	70,800	721
*	San-Ai Oil Co. Ltd.	141,000	721

	Cosel Co. Ltd.	45,800	720
	Torii Pharmaceutical Co. Ltd.	32,700	718
	Eagle Industry Co. Ltd.	64,000	714
	PGM Holdings K K	1,127	709
*	SWCC Showa Holdings Co. Ltd.	624,000	705
	Kaga Electronics Co. Ltd.	57,200	705
	Nagaileben Co. Ltd.	27,200	704
^	Gulliver International Co. Ltd.	16,250	701
	DTS Corp.	57,500	699
	Higashi-Nippon Bank Ltd.	297,000	698
	Taihei Dengyo Kaisha Ltd.	85,000	696
	Icom Inc.	25,400	696
^	GMO internet Inc.	124,300	696
*	Aisan Industry Co. Ltd.	71,200	694
	OBIC Business Consultants Ltd.	11,850	693
	Ariake Japan Co. Ltd.	41,100	691
	Japan Pulp & Paper Co. Ltd.	186,000	690
	Roland Corp.	54,100	688
	Valor Co. Ltd.	76,800	682
	Token Corp.	17,110	681
*	Fuji Fire & Marine Insurance Co. Ltd.	499,000	680
^,* Juki Corp.		339,000	676
*	Organo Corp.	91,000	670
	Doshisha Co. Ltd.	29,400	669
	T RAD Co. Ltd.	149,000	667
	Alpen Co. Ltd.	36,300	666
	Furukawa-Sky Aluminum Corp.	219,000	666
*	Tokyu Livable Inc.	54,700	665
	Macnica Inc.	25,800	664
*	Fuji Kyuko Co. Ltd.	130,000	662
	Ryoyo Electro Corp.	57,000	651
	Toyo Kohan Co. Ltd.	103,000	647
	Mie Bank Ltd.	227,000	646
*	Okinawa Cellular Telephone Co.	292	646
	Towa Bank Ltd.	593,000	645
*	Nittetsu Mining Co. Ltd.	124,000	644
	Union Tool Co.	26,300	644
	Kyosan Electric Manufacturing Co. Ltd.	117,000	644
*	Meiko Electronics Co.	30,400	643
	Nihon Nohyaku Co. Ltd.	116,000	640
*	NEC Mobiling Ltd.	20,700	640
^,* Daiei Inc.		175,450	640
	Industrial & Infrastructure Fund Investment Corp.	132	635
*	Matsuda Sangyo Co. Ltd.	37,100	629
	HAJIME CONSTRUCTION Co. Ltd.	19,700	623
*	Taihei Kogyo Co. Ltd.	133,000	621
	Showa Sangyo Co. Ltd.	210,000	621
	Nippon Beet Sugar Manufacturing Co. Ltd.	245,000	620
*	Fields Corp.	397	619
	Okuwa Co. Ltd.	58,000	618
*	Shin-Kobe Electric Machinery Co. Ltd.	49,000	616
	Okamoto Industries Inc.	154,000	614
*	Nissin Electric Co. Ltd.	94,000	609
*	Tsukuba Bank Ltd.	171,300	605
*	BML Inc.	22,300	600
	Transcosmos Inc.	60,400	594
	Kyoei Steel Ltd.	41,500	593
^,* Clarion Co. Ltd.		312,000	592

*	J-Oil Mills Inc.	183,000	590
	Atsugi Co. Ltd.	445,000	585
	Toyo Denki Seizo - Toyo Electric Manufacturing Co. Ltd.	96,000	583
	Idec Corp.	63,100	583
	Aichi Machine Industry Co. Ltd.	125,000	581
	Nippon Valqua Industries Ltd.	180,000	580
	Toa Corp./Tokyo	481,000	580
*	Unihair Co. Ltd.	57,300	578
	Nihon Yamamura Glass Co. Ltd.	197,000	577
*	TECMO KOEI HOLDINGS CO Ltd.	77,200	577
*	As One Corp.	27,000	576
	Teikoku Piston Ring Co. Ltd.	51,500	567
^	Yorozu Corp.	29,500	564
	Yokohama Reito Co. Ltd.	79,900	559
	Royal Holdings Co. Ltd.	54,500	558
^,* Leopalace21 Corp.		352,700	557
*	Nichiha Corp.	58,700	557
*	Nagatanien Co. Ltd.	52,000	554
	Tsutsumi Jewelry Co. Ltd.	20,300	554
	Sanyo Denki Co. Ltd.	78,000	552
	Osaka Steel Co. Ltd.	33,200	546
	Milbon Co. Ltd.	20,960	545
^	Axell Corp.	20,800	542
	Aida Engineering Ltd.	110,600	540
*	Chiba Kogyo Bank Ltd.	86,900	540
	Nidec Copal Corp.	34,100	538
^	Honeys Co. Ltd.	42,420	538
	Touei Housing Corp.	33,400	534
	Osaki Electric Co. Ltd.	57,000	533
	Nippon Ceramic Co. Ltd.	30,600	532
	Achilles Corp.	360,000	532
^,* Fujiya Co. Ltd.		285,000	527
	Kinki Sharyo Co. Ltd.	95,000	526
	Mikuni Coca-Cola Bottling Co. Ltd.	57,800	525
*	NS United Kaiun Kaisha Ltd.	223,000	524
	Tokyotokeiba Co. Ltd.	342,000	522
	Senshukai Co. Ltd.	84,300	520
	Jeol Ltd.	149,000	520
	Fujita Kanko Inc.	112,000	520
	Izumiya Co. Ltd.	126,000	518
	Sato Corp.	40,500	508
	Neturen Co. Ltd.	57,000	504
*	Zenrin Co. Ltd.	45,000	502
	Godo Steel Ltd.	255,000	502
*	V Technology Co. Ltd.	98	501
^	Temp Holdings Co. Ltd.	55,400	498
*	Yaoko Co. Ltd.	16,500	497
^	Gourmet Navigator Inc.	359	496
	Ines Corp.	61,700	495
*	Roland DG Corp.	28,000	492
	Ministop Co. Ltd.	27,800	491
	Megane TOP Co. Ltd.	50,300	491
	Yusen Logistics Co. Ltd.	35,300	491
*	Iida Home Max	41,400	490
*	Sumikin Bussan Corp.	203,000	487
	Tocalo Co. Ltd.	26,500	487
*	Micronics Japan Co. Ltd.	38,700	485
*	Mani Inc.	13,100	485

^,* ZERIA Pharmaceutical Co. Ltd.		40,000	484
	Asahi Organic Chemicals Industry Co. Ltd.	165,000	482
*	Kasumi Co. Ltd.	85,700	480
*	JCR Pharmaceuticals Co. Ltd.	42,000	479
*	Uniden Corp.	148,000	476
	Sanshin Electronics Co. Ltd.	55,000	474
*	Tokyu Construction Co. Ltd.	161,920	471
	Descente Ltd.	92,000	467
^,* Krosaki Harima Corp.		113,000	467
^,* NPC Inc.		23,800	466
	Arisawa Manufacturing Co. Ltd.	84,700	466
*	Sumitomo Seika Chemicals Co. Ltd.	101,000	465
	Yushin Precision Equipment Co. Ltd.	22,600	462
*	Daiso Co. Ltd.	144,000	459
*	MTI Ltd.	222	459
	Hibiya Engineering Ltd.	50,100	457
^,* Toko Inc.		202,000	457
^,* Ringer Hut Co. Ltd.		34,100	457
*	Takuma Co. Ltd.	138,000	455
	Proto Corp.	10,300	452
*	Chiyoda Integre Co. Ltd.	28,500	452
*	Fujicco Co. Ltd.	37,000	452
	Bic Camera Inc.	1,092	451
	Toei Co. Ltd.	89,000	451
	Nichiden Corp.	15,800	445
	Toyo Kanetsu KK	242,000	442
*	AOC Holdings Inc.	72,400	439
*	Yuasa Trading Co. Ltd.	363,000	437
*	Takamatsu Construction Group Co. Ltd.	32,600	434
^,* Aiful Corp.		429,000	433
*	Shikibo Ltd.	301,000	432
	Kyodo Printing Co. Ltd.	185,000	428
	Aiphone Co. Ltd.	28,300	426
	Sinanen Co. Ltd.	91,000	424
*	Sumitomo Precision Products Co. Ltd.	80,000	423
*	Asahi Co. Ltd.	26,600	422
*	Maruzen Showa Unyu Co. Ltd.	127,000	420
	Ryoshoku Ltd.	19,600	419
^	GCA Savvian Group Corp.	312	419
	Pack Corp.	24,700	419
*	Furuya Metal Co. Ltd.	7,200	418
	NEC Fielding Ltd.	34,500	418
*	Noevir Co. Ltd.	34,900	417
	France Bed Holdings Co. Ltd.	314,000	416
*	Simplex Holdings Inc.	815	415
*	Takara Bio Inc.	173	415
*	Sanoh Industrial Co. Ltd.	42,400	415
*	Tsukishima Kikai Co. Ltd.	49,000	412
*	Daidoh Ltd.	45,900	411
*	Fuso Pharmaceutical Industries Ltd.	140,000	407
	Katakura Industries Co. Ltd.	42,200	406
	Japan Radio Co. Ltd.	138,000	403
^,* Matsuya Co. Ltd.		54,200	403
	Japan Digital Laboratory Co. Ltd.	37,100	400
*	Mimasu Semiconductor Industry Co. Ltd.	33,600	399
*	Toyo Construction Co. Ltd.	720,000	397
	en-japan Inc.	257	396
	Yokogawa Bridge Holdings Corp.	61,000	395

^,* Starbucks Coffee Japan Ltd.		691	395
*	Harmonic Drive Systems Inc.	66	395
*	Shikoku Chemicals Corp.	67,000	394
^,* Tanaka Chemical Corp.		24,400	393
*	Toenec Corp.	71,000	392
*	Daikokutenbussan Co. Ltd.	11,400	391
	Tamura Corp.	132,000	390
	Namura Shipbuilding Co. Ltd.	74,200	389
^	Japan Drilling Co. Ltd.	9,900	386
	CMK Corp.	73,700	385
*	GROWELL HOLDINGS Co. Ltd.	15,300	384
*	Takiron Co. Ltd.	105,000	383
*	Tokyo Energy & Systems Inc.	57,000	382
	Kura Corp.	24,600	380
^	Kumiai Chemical Industry Co. Ltd.	108,000	380
	Gun-Ei Chemical Industry Co. Ltd.	126,000	379
	Nafco Co. Ltd.	21,900	378
*	FDK Corp.	210,000	375
*	Yahagi Construction Co. Ltd.	62,900	374
	Mitsubishi Research Institute Inc.	16,400	373
	Mars Engineering Corp.	21,500	373
*	Nissin Corp.	131,000	371
*	Sankei Building Co. Ltd.	56,900	367
*	Nippon Road Co. Ltd.	147,000	367
*	Kyoritsu Maintenance Co. Ltd.	21,000	363
*	Ichibanya Co. Ltd.	12,500	360
*	Dai Nippon Toryo Co. Ltd.	229,000	357
*	Pal Co. Ltd.	10,250	356
	Nippon Steel Trading Co. Ltd.	108,000	354
*	Itochu-Shokuhin Co. Ltd.	9,700	350
	Works Applications Co. Ltd.	712	347
*	Yurtec Corp.	78,000	345
*	Best Denki Co. Ltd.	112,000	345
	Daiken Corp.	127,000	344
	Nissen Holdings Co. Ltd.	63,200	341
	Sekisui Plastics Co. Ltd.	74,000	340
	Hioki EE Corp.	17,100	340
	Shibusawa Warehouse Co. Ltd.	99,000	339
	Nice Holdings Inc.	159,000	339
*	CREATE SD HOLDINGS Co. Ltd.	15,000	334
*	Uchida Yoko Co. Ltd.	92,000	334
*	Tenma Corp.	31,400	333
*	Yomiuri Land Co. Ltd.	95,000	331
*	Shibaura Mechatronics Corp.	86,000	330
	ST Corp.	28,300	330
	Arc Land Sakamoto Co. Ltd.	27,100	330
^,* Ubiquitous Corp.		118	328
	ASKA Pharmaceutical Co. Ltd.	44,000	327
*	Tokyu Community Corp.	10,700	325
	Daiwa Industries Ltd.	62,000	325
	Kojima Co. Ltd.	53,800	325
^,* Keiyo Co. Ltd.		61,600	321
	Shimojima Co. Ltd.	25,700	321
*	Pasona Group Inc.	392	317
	Kanto Natural Gas Development Ltd.	57,000	314
*	Toridoll.corp	216	312
	Vantec Corp.	210	312
*	Chuetsu Pulp & Paper Co. Ltd.	167,000	311

	Belluna Co. Ltd.	51,250	309
^,* Atom Corp.		99,300	309
	Shinkawa Ltd.	29,200	302
*	Hakuto Co. Ltd.	29,100	301
	Seika Corp.	118,000	299
	Bunka Shutter Co. Ltd.	115,000	298
*	Daiichi Jitsugyo Co. Ltd.	72,000	297
	SRI Sports Ltd.	268	296
	Mitsui High-Tec Inc.	52,200	296
	Zappallas Inc.	191	294
	Oyo Corp.	34,300	294
^	Taiko Pharmaceutical Co. Ltd.	21,200	289
*	Aichi Corp.	65,300	288
*	Meito Sangyo Co. Ltd.	21,100	287
*	Nippon Metal Industry Co. Ltd.	227,000	287
*	Mitsubishi Kakoki Kaisha Ltd.	130,000	285
	Prima Meat Packers Ltd.	235,000	284
*	CMIC Co. Ltd.	1,000	283
*	Koatsu Gas Kogyo Co. Ltd.	46,000	282
^	Tokai Corp.	72,000	281
*	Mitsui Home Co. Ltd.	51,000	279
	Shinko Shoji Co. Ltd.	31,800	276
^,* COOKPAD Inc.		11,200	275
	Ohara Inc.	21,000	273
*	NEC Capital Solutions Ltd.	16,000	265
	Japan Vilene Co. Ltd.	50,000	264
*	Corona Corp.	25,300	264
	Nidec Copal Electronics Corp.	32,600	262
*	Mitsuuroko Co. Ltd.	41,800	259
*	Hitachi Medical Corp.	26,000	259
*	Matsuya Foods Co. Ltd.	15,000	259
	Enplas Corp.	17,600	258
	Pronexus Inc.	48,200	255
*	Japan Cash Machine Co. Ltd.	32,700	254
*	GLOBERIDE Inc.	201,000	250
	Otsuka Kagu Ltd.	23,400	248
*	Cleanup Corp.	34,300	246
*	Tohokushinsha Film Corp.	41,700	246
	Yonekyu Corp.	30,000	245
	Nohmi Bosai Ltd.	37,000	245
	Takihyo Co. Ltd.	49,000	245
*	Furuno Electric Co. Ltd.	46,800	242
	Gakken Holdings Co. Ltd.	110,000	240
*	Inui Steamship Co. Ltd.	38,700	238
*	Nakayama Steel Works Ltd.	175,000	236
*	Secom Techno Service Co. Ltd.	7,000	233
	Obara Corp.	19,900	230
*	Toho Real Estate Co. Ltd.	31,800	229
*	Noritsu Koki Co. Ltd.	36,300	225
*	Nishio Rent All Co. Ltd.	31,500	224
*	Hosokawa Micron Corp.	52,000	223
	VERISIGN JAPAN KK	501	223
*	Shinsho Corp.	87,000	222
*	Japan Wind Development Co. Ltd.	311	219
	Iwai Cosmo Holdings Inc.	33,200	219
	Thine Electronics Inc.	153	216
*	Onoken Co. Ltd.	23,700	209
*	S Foods Inc.	23,000	205

*	Airport Facilities Co. Ltd.	45,400	204
*	Sparx Group Co. Ltd.	1,554	190
^	Nidec-Tosok Corp.	18,300	189
^,* SEC Carbon Ltd.		34,000	186
	Future Architect Inc.	412	186
	Toyo Securities Co. Ltd.	113,000	185
*	Usen Corp.	226,930	185
*	Daisyo Corp.	13,400	184
*	Alpha Systems Inc.	10,400	180
*	Nippon Koshuha Steel Co. Ltd.	141,000	173
*	Furukawa Battery Co. Ltd.	25,000	169
*	Nippon Kanzai Co. Ltd.	9,300	154
	Information Services International-Dentsu Ltd.	22,100	151
*	Daikoku Denki Co. Ltd.	11,300	141
^,* Jipangu Holdings Inc.		3,686	136
	Mito Securities Co. Ltd.	86,000	135
			8,073,812
Malaysia (0.7%)
	CIMB Group Holdings Bhd.	11,521,600	31,637
	Malayan Banking Bhd.	9,162,590	26,137
	Sime Darby Bhd.	7,801,300	23,423
	Genting Bhd.	6,412,800	22,338
	IOI Corp. Bhd.	9,587,286	17,980
	Tenaga Nasional Bhd.	7,046,500	14,187
	Public Bank Bhd. (Foreign)	3,048,294	13,343
*	Axiata Group Bhd.	7,302,300	11,516
*	Petronas Chemicals Group Bhd.	5,688,892	11,375
	Maxis Bhd.	6,460,850	11,269
	AMMB Holdings Bhd.	5,183,200	11,263
	Kuala Lumpur Kepong Bhd.	1,374,600	9,583
	Genting Malaysia Bhd.	8,428,400	9,220
	MISC Bhd.	3,182,680	8,644
	DiGi.Com Bhd.	1,009,500	8,446
	PPB Group Bhd.	1,194,300	6,681
	IJM Corp. Bhd.	3,091,060	6,615
	PLUS Expressways Bhd.	4,523,900	6,479
	Gamuda Bhd.	4,632,900	5,776
	British American Tobacco Malaysia Bhd.	367,900	5,679
	Petronas Gas Bhd.	1,424,500	5,178
	YTL Corp. Bhd.	1,931,260	5,112
	YTL Power International Bhd.	6,181,258	4,746
	Hong Leong Bank Bhd.	1,367,900	4,134
	UMW Holdings Bhd.	1,634,100	3,848
	Telekom Malaysia Bhd.	3,029,000	3,681
	SP Setia Bhd.	1,730,900	3,631
	RHB Capital Bhd.	1,231,400	3,403
*	AirAsia Bhd.	3,671,800	3,321
	Malaysian Resources Corp. Bhd.	3,884,200	2,812
	Petronas Dagangan Bhd.	698,500	2,757
	Alliance Financial Group Bhd.	2,607,200	2,715
	Berjaya Sports Toto Bhd.	1,958,728	2,694
	Lafarge Malayan Cement Bhd.	995,100	2,552
	Bursa Malaysia Bhd.	920,000	2,507
	Parkson Holdings Bhd.	1,319,838	2,433
	Dialog Group Bhd.	3,284,700	2,264
	MMC Corp. Bhd.	2,205,000	2,039
	Boustead Holdings Bhd.	1,071,200	1,957

* KNM Group Bhd.	2,075,700	1,907
Genting Plantations Bhd.	673,500	1,851
Media Prima Bhd.	2,119,300	1,793
Hong Leong Financial Group Bhd.	590,600	1,694
Berjaya Corp. Bhd.	4,618,300	1,645
IGB Corp. Bhd.	2,334,800	1,617
* Malaysian Airline System Bhd.	2,417,700	1,595
Sunway Real Estate Investment Trust	4,638,900	1,591
Kencana Petroleum Bhd.	1,833,600	1,561
Top Glove Corp. Bhd.	939,800	1,532
WCT Bhd.	1,442,400	1,527
SapuraCrest Petroleum Bhd.	1,272,800	1,522
Multi-Purpose Holdings Bhd.	1,842,000	1,502
KLCC Property Holdings Bhd.	1,197,300	1,324
Kulim Malaysia Bhd.	308,300	1,310
Affin Holdings Bhd.	1,064,300	1,247
TAN Chong Motor Holdings Bhd.	742,900	1,215
DRB-Hicom Bhd.	1,870,300	1,170
IJM Land Bhd.	1,108,000	1,040
* UEM Land Holdings Bhd.	1,003,997	886
Sunway City Bhd.	620,100	875
Proton Holdings Bhd.	607,300	835
* CapitaMalls Malaysia Trust	2,237,100	827
Carlsberg Brewery-Malay Bhd.	383,100	776
IJM Plantations Bhd.	798,900	775
Malaysian Bulk Carriers Bhd.	857,200	771
HAP Seng Consolidated Bhd.	356,200	757
OSK Holdings Bhd.	1,301,900	749
* TA Enterprise Bhd.	2,690,300	697
Wah Seong Corp. Bhd.	914,500	689
* Mulpha International Bhd.	3,645,700	673
KPJ Healthcare Bhd.	542,800	668
* Lion Industries Corp. Bhd.	1,000,700	654
Lingkaran Trans Kota Holdings Bhd.	518,800	612
QL Resources Bhd.	323,540	600
Unisem M Bhd.	838,700	585
Mah Sing Group Bhd.	734,100	575
* Time dotCom Bhd.	2,364,000	566
Bandar Raya Developments Bhd.	738,600	535
Eastern & Oriental Bhd.	1,248,900	494
Supermax Corp. Bhd.	328,300	473
Hap Seng Plantations Holdings Bhd.	442,300	463
TA Global Bhd.	2,933,300	433
JCY International Bhd.	1,671,100	423
Masterskill Education Group Bhd.	569,500	382
* Muhibbah Engineering M Bhd.	659,900	375
Mudajaya Group Bhd.	208,800	356
YNH Property Bhd.	597,500	351
Kossan Rubber Industries	330,000	345
United Malacca Bhd.	150,700	344
* Sunway Holdings Bhd.	453,300	341
Evergreen Fibreboard Bhd.	728,800	337
QSR Brands Bhd.	179,200	329
Hartalega Holdings Bhd.	171,200	314
* Landmarks Bhd.	597,800	307
Naim Holdings Bhd.	266,600	304
Ann Joo Resources Bhd.	306,700	294
Kian JOO CAN Factory Bhd.	518,000	285

* Padiberas Nasional Bhd.	307,000	277
* Scomi Group Bhd.	2,279,200	276
Kinsteel Bhd.	878,100	270
* YTL Land & Development Bhd.	443,800	267
YTL E-Solutions Bhd.	696,600	266
* JT International Bhd.	126,900	265
Starhill Real Estate Investment Trust	916,000	264
Faber Group Bhd.	390,400	264
Shin Yang Shipping Corp. Bhd.	782,900	254
* Puncak Niaga Holding Bhd.	297,200	248
Malaysia Building Society	479,400	235
Latexx Partners Bhd.	255,300	233
* Hai-O Enterprise Bhd.	267,800	232
Esso Malaysia Bhd.	224,000	228
TH Plantations Bhd.	336,700	218
WTK Holdings Bhd.	516,400	217
Hock Seng LEE Bhd.	348,300	214
Cahya Mata Sarawak Bhd.	232,300	206
Alam Maritim Resources Bhd.	528,100	198
Uchi Technologies Bhd.	434,900	187
* Tradewinds Corp. Bhd.	586,300	175
* Ranhill Bhd.	606,200	173
Petra Perdana Bhd.	498,000	173
* Zelan Bhd.	933,900	172
CSC Steel Holdings Bhd.	302,200	169
Kim Loong Resources Bhd.	217,700	168
* Malaysian Pacific Industries Bhd.	84,800	152
Pelikan International Corp. Bhd.	352,300	147
Lingui Development Bhd.	330,100	140
Lion Diversified Holdings Bhd.	744,700	126
Kumpulan Perangsang Selangor Bhd.	273,700	119
Public Bank Bhd. (Local)	8,900	39
		379,645
Mexico (1.0%)
America Movil SAB de CV	56,836,670	161,875
Wal-Mart de Mexico SAB de CV	18,037,700	50,109
Grupo Mexico SAB de CV Class B	10,938,917	42,742
Fomento Economico Mexicano SAB de CV	6,210,000	32,952
* Grupo Televisa SA	6,743,400	32,486
* Cemex SAB de CV	26,656,553	25,182
Grupo Financiero Banorte SAB de CV	4,069,100	18,106
Telefonos de Mexico SAB de CV	15,275,900	13,247
Grupo Modelo SAB de CV	1,809,000	11,150
Grupo Financiero Inbursa SA	2,378,614	10,380
Alfa SAB de CV Class A	876,700	9,548
Industrias Penoles SAB de CV	283,320	9,393
Grupo Elektra SA de CV	211,150	8,775
Grupo Bimbo SAB de CV Class A	1,006,100	8,495
Kimberly-Clark de Mexico SAB de CV Class A	1,523,800	8,417
Mexichem SAB de CV	2,320,763	8,286
* Minera Frisco SAB de CV	1,668,300	7,133
Coca-Cola Femsa SAB de CV	780,600	6,174
Embotelladoras Arca SAB de CV	1,145,316	6,122
Banco Compartamos SA de CV	729,500	5,713
Grupo Carso SAB de CV	1,668,300	4,806
* Corp GEO SAB de CV	1,328,357	4,555
* Empresas ICA SAB de CV	1,599,236	4,047

Grupo Aeroportuario del Pacifico SAB de CV Class B	883,900	3,449
* Urbi Desarrollos Urbanos SAB de CV	1,380,000	3,340
* Desarrolladora Homex SAB de CV	637,300	3,239
Grupo Aeroportuario del Sureste SAB de CV Class B	594,091	3,081
* Genomma Lab Internacional SAB de CV Class B	873,000	2,211
Grupo Aeroportuario del Pacifico SAB de CV ADR	48,526	1,900
* Industrias CH SAB de CV Class B	460,944	1,818
* Inmuebles Carso SAB de CV	1,668,300	1,774
TV Azteca SAB de CV	2,591,335	1,705
* Carso Infraestructura y Construccion SAB de CV	2,495,194	1,613
Bolsa Mexicana de Valores SAB de CV	655,752	1,388
Consorcio ARA SAB de CV	2,160,666	1,366
* Axtel SAB de CV	2,225,958	1,292
* Megacable Holdings SAB de CV	515,046	1,253
* Controladora Comercial Mexicana SAB de CV	959,956	1,207
* Gruma SAB de CV Class B	467,400	1,015
Grupo Aeroportuario del Centro Norte Sab de CV	470,442	885
* Grupo Famsa SAB de CV Class A	469,071	838
* Grupo Simec SAB de CV Class B	275,110	753
* Vitro SAB de CV	693,808	749
Alsea SAB de CV	523,493	593
* Cia Minera Autlan SAB de CV Class B	187,000	527
Financiera Independencia SAB de CV	336,734	363
* Bio Pappel SAB de CV	240,600	231
* Maxcom Telecomunicaciones SAB de CV	333,800	173
		526,456
Morocco (0.0%)
Douja Promotion Groupe Addoha SA	84,813	1,065
Alliances Developpement Immobilier SA	10,747	957
Maroc Telecom	49,896	934
Attijariwafa Bank	15,081	773
		3,729
Netherlands (1.7%)
Unilever NV	4,654,521	137,639
* ING Groep NV	10,945,223	124,636
Koninklijke Philips Electronics NV	2,833,442	88,224
Koninklijke KPN NV	4,493,423	70,920
ASML Holding NV	1,232,851	51,697
Koninklijke Ahold NV	3,431,944	46,496
Akzo Nobel NV	665,563	41,606
Heineken NV	744,888	37,489
* Aegon NV	4,485,793	33,191
TNT NV	1,076,939	29,226
Koninklijke DSM NV	443,758	26,263
Reed Elsevier NV	1,979,763	25,772
Wolters Kluwer NV	856,632	19,620
* Randstad Holding NV	316,650	17,296
Fugro NV	195,147	15,719
Heineken Holding NV	331,110	14,728
SBM Offshore NV	478,296	11,393
Corio NV	169,355	11,040
Koninklijke Vopak NV	203,398	9,856
Koninklijke Boskalis Westminster NV	200,011	9,612
Imtech NV	222,628	8,169
Nutreco NV	99,226	7,062
CSM	186,475	6,119
Wereldhave NV	60,749	5,940

*	Crucell NV	174,035	5,838
	Aalberts Industries NV	271,946	5,383
	Delta Lloyd NV	212,327	5,365
	Eurocommercial Properties NV	103,656	4,721
*	ASM International NV	123,681	4,501
	Koninklijke BAM Groep NV	627,167	4,090
*	USG People NV	187,067	3,942
^,* TomTom NV		378,935	3,752
	Vastned Retail NV	52,028	3,719
	Arcadis NV	154,219	3,602
	Mediq NV	151,994	2,791
	Koninklijke Ten Cate NV	72,641	2,584
	Unit 4 NV	74,623	2,452
	Sligro Food Group NV	69,547	2,319
	BinckBank NV	127,721	2,224
^	Nieuwe Steen Investments NV	105,131	2,118
	TKH Group NV	85,951	2,104
*	SNS REAAL NV	410,909	2,049
*	Wavin NV	130,186	1,809
*	Draka Holding NV	70,617	1,753
	Beter Bed Holding NV	53,011	1,488
	Brunel International NV	26,521	1,076
*	Hunter Douglas NV	18,490	983
	Exact Holding NV	32,482	937
^,* AMG Advanced Metallurgical Group NV		58,249	888
	Accell Group	16,682	863
*	Kardan NV	134,411	761
	Vastned Offices/Industrial NV	42,975	754
*	Koninklijke Wessanen NV	168,403	636
*	Ordina NV	114,024	598
	KAS Bank NV	30,886	484
^	Amsterdam Commodities NV	31,724	451
	ASML Holding NV ADR	7,466	314
*	Gamma Holding NV	7,354	292
*	Aegon NV	922	7
			927,361
New Zealand (0.1%)
	Fletcher Building Ltd.	1,764,016	10,558
	Telecom Corp. of New Zealand Ltd.	5,476,831	9,661
	Auckland International Airport Ltd.	2,717,248	4,710
	Contact Energy Ltd.	885,580	4,212
	Sky City Entertainment Group Ltd.	1,656,991	4,194
	Fisher & Paykel Healthcare Corp. Ltd.	1,194,064	2,935
	Sky Network Television Ltd.	500,851	2,067
	Infratil Ltd.	1,197,894	1,741
	Nuplex Industries Ltd.	546,799	1,528
	Kiwi Income Property Trust	1,889,437	1,472
	Mainfreight Ltd.	218,721	1,374
	AMP NZ Office Ltd.	2,270,378	1,368
	Vector Ltd.	703,365	1,347
*	Ryman Healthcare Ltd.	711,115	1,319
	Goodman Property Trust	1,696,992	1,218
	Freightways Ltd.	413,272	1,038
	Warehouse Group Ltd.	310,251	877
	Air New Zealand Ltd.	766,771	830
	Tower Ltd.	482,562	727
*	Fisher & Paykel Appliances Holdings Ltd.	1,501,849	649

	New Zealand Oil & Gas Ltd.	973,668	640
*	PGG Wrightson Ltd.	943,205	393
			54,858
Norway (0.7%)
	Statoil ASA	3,207,352	77,822
	DnB NOR ASA	2,813,784	38,731
	Telenor ASA	2,381,723	36,773
	Yara International ASA	544,821	30,773
	Seadrill Ltd.	805,606	26,470
	Orkla ASA	2,217,431	19,957
	Subsea 7 SA	800,471	19,569
	Norsk Hydro ASA	2,557,964	19,269
*	Petroleum Geo-Services ASA	591,205	8,793
	Aker Solutions ASA	468,442	8,544
	Marine Harvest ASA	7,150,197	8,036
*	Storebrand ASA	964,147	7,585
	TGS Nopec Geophysical Co. ASA	283,684	6,713
	Schibsted ASA	216,235	6,502
^,* Renewable Energy Corp. ASA		1,458,253	4,667
	ProSafe SE	612,532	4,559
	Fred Olsen Energy ASA	93,509	4,060
^	Frontline Ltd.	151,095	3,880
*	DNO International ASA	2,156,728	3,623
	Tomra Systems ASA	423,875	2,768
*	BW Offshore Ltd.	966,490	2,479
*	Norwegian Property ASA	1,282,178	2,268
*	Songa Offshore SE	402,784	2,215
	Cermaq ASA	144,712	2,178
^	Veidekke ASA	241,761	2,158
	Stolt-Nielsen Ltd.	91,315	2,095
	SpareBank 1 SMN	216,268	2,049
	Austevoll Seafood ASA	258,373	2,038
	Atea ASA	190,460	1,881
	Aker ASA	71,572	1,877
*	Algeta ASA	83,832	1,747
*	Norwegian Energy Co. AS	527,307	1,726
	Leroey Seafood Group ASA	50,358	1,604
*	Norske Skogindustrier ASA	430,391	1,593
*	Sevan Marine ASA	1,498,496	1,591
	Nordic Semiconductor ASA	405,244	1,578
^,* Norwegian Air Shuttle AS		58,467	1,260
*	Dockwise Ltd.	43,122	1,221
*	Wilh Wilhelmsen Holding ASA	39,187	1,119
*	DOF ASA	120,761	1,098
	Golden Ocean Group Ltd.	829,350	1,035
	Opera Software ASA	221,394	1,003
*	Polarcus Ltd.	750,321	936
^,* Kongsberg Automotive Holding ASA		1,163,422	919
*	Morpol ASA	237,351	835
*	Northern Offshore Ltd.	295,810	730
*	Det Norske Oljeselskap ASA	142,865	700
*	Pronova BioPharma AS	415,551	682
*	BWG Homes ASA	168,483	677
*	Bakkafrost P/F	66,958	661
*	Eltek ASA	696,552	573
*	Copeinca ASA	56,065	534
*	Deep Sea Supply plc	224,326	503

*	Hurtigruten ASA	531,217	432
*	EDB ErgoGroup ASA	152,465	395
	Grieg Seafood ASA	73,575	270
^,* Norse Energy Corp. ASA		1,046,077	263
			386,017
Peru (0.1%)
	Southern Copper Corp.	399,885	17,923
	Credicorp Ltd.	141,272	14,735
	Cia de Minas Buenaventura SA	289,871	11,930
	Cia de Minas Buenaventura SA ADR	258,896	10,615
	Southern Copper Corp.	213,252	9,596
	Credicorp Ltd.	53,582	5,586
*	Casa Grande SAA	83,274	498
*	Cia Minera Atacocha SA Class B	845,824	464
	Corp Aceros Arequipa SA	330,090	429
	Refineria La Pampilla SA Relapasa	498,544	346
*	Empresa Siderurgica del Peru SAA	464,300	318
			72,440
Philippines (0.1%)
	Philippine Long Distance Telephone Co.	137,555	7,644
	SM Investments Corp.	548,800	5,814
	Ayala Land Inc.	15,088,800	5,024
	Bank of the Philippine Islands	4,167,701	4,858
	Manila Electric Co.	920,683	4,482
	Ayala Corp.	524,080	4,036
	Metropolitan Bank & Trust	2,400,162	3,530
	Aboitiz Power Corp.	5,083,723	3,203
	SM Prime Holdings Inc.	12,895,300	3,017
	Alliance Global Group Inc.	11,354,541	2,965
	Energy Development Corp.	22,373,900	2,937
	Banco de Oro Unibank Inc.	2,150,020	2,473
	Jollibee Foods Corp.	1,264,420	2,150
	International Container Terminal Services Inc.	1,873,740	1,799
	Philex Mining Corp.	5,042,600	1,743
	Globe Telecom Inc.	96,250	1,676
	Megaworld Corp.	27,527,000	1,315
	Robinsons Land Corp.	3,017,890	958
	First Philippine Holdings Corp.	560,000	786
	Manila Water Co. Inc.	1,897,900	780
*	First Gen Corp.	2,788,600	727
*	Security Bank Corp.	347,100	671
*	Philippine National Bank	548,940	612
	Filinvest Land Inc.	23,749,000	582
	Rizal Commercial Banking Corp.	866,840	542
*	Lopez Holdings Corp.	4,167,770	460
	Vista Land & Lifescapes Inc.	7,363,250	454
*	Atlas Consolidated Mining & Development	1,106,700	392
	Philweb Corp.	1,043,700	388
			66,018
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	1,797,111	25,738
	KGHM Polska Miedz SA	402,846	23,560
	Bank Pekao SA	338,195	20,141
	Powszechny Zaklad Ubezpieczen SA	135,840	16,347
*	Polski Koncern Naftowy Orlen SA	924,051	15,341
	PGE Polska Grupa Energetyczna SA	1,859,813	14,842
	Telekomunikacja Polska SA	2,110,852	12,379

^,* Tauron Polska Energia SA		2,957,708	6,491
	Polskie Gornictwo Naftowe i Gazownictwo SA	5,117,591	6,490
	Bank Zachodni WBK SA	63,656	4,848
*	BRE Bank SA	41,550	4,395
*	Getin Holding SA	980,668	4,258
	Asseco Poland SA	190,778	3,520
*	Lubelski Wegiel Bogdanka SA	87,556	3,461
	Bank Handlowy w Warszawie SA	92,898	3,084
*	Kernel Holding SA	101,644	2,866
^,* Globe Trade Centre SA		372,936	2,727
*	Grupa Lotos SA	186,250	2,673
*	ING Bank Slaski SA	8,991	2,668
^	Enea SA	313,635	2,468
	TVN SA	424,674	2,464
*	Bank Millennium SA	1,307,638	2,272
*	Synthos SA	1,645,919	2,270
	Eurocash SA	188,444	2,082
	PBG SA	27,661	1,967
	Polimex-Mostostal SA	1,283,509	1,720
	Cyfrowy Polsat SA	259,575	1,432
	Budimex SA	31,762	1,095
^,* AmRest Holdings SE		37,827	1,092
*	Netia SA	592,047	1,087
	Agora SA	126,699	1,059
*	Cersanit SA	269,138	1,050
*	Boryszew SA	1,403,797	972
	NFI Empik Media & Fashion SA	115,008	723
^	Zaklady Azotowe Pulawy SA	18,492	715
*	Kopex SA	82,205	556
*	Zaklady Azotowe w Tarnowie-Moscicach SA	37,828	466
^,* Bioton SA		9,495,238	462
*	Rafako SA	105,768	427
*	Ciech SA	50,320	421
*	Dom Maklerski IDMSA	391,874	393
*	Polnord SA	30,669	340
*	LC Corp. SA	618,902	325
*	Trakcja Polska SA	221,194	287
*	Impexmetal SA	177,113	281
*	ComArch SA	8,705	273
*	MCI Management SA	93,316	270
*	Polski Koncern Miesny Duda SA	426,732	248
*	Gant Development SA	42,771	246
*	Zaklady Chemiczne Police SA	72,667	240
	Erbud SA	12,157	220
^,* Hydrobudowa Polska SA		232,872	211
*	Jutrzenka Holding SA	158,697	206
*	Barlinek SA	140,286	197
*	Mostalzab	205,904	196
	Arctic Paper SA	38,240	172
*	Petrolinvest SA	90,192	158
*	Stalexport Autostrady SA	307,209	146
*	JW Construction Holding SA	29,893	145
*	Pol-Aqua SA	19,039	133
*	Ciech SA Rights Exp. 02/16/11	50,320	69
			207,385
Portugal (0.2%)
	EDP - Energias de Portugal SA	5,449,337	20,923

	Portugal Telecom SGPS SA	1,675,873	19,424
	Galp Energia SGPS SA Class B	658,195	13,430
	Jeronimo Martins SGPS SA	629,598	9,509
^	Banco Comercial Portugues SA	8,023,462	6,443
^	Banco Espirito Santo SA	1,520,248	6,161
	Cimpor Cimentos de Portugal SGPS SA	680,525	4,570
	Brisa Auto-Estradas de Portugal SA	518,979	3,775
*	EDP Renovaveis SA	613,180	3,641
	Sonae	2,260,362	2,542
	Zon Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	470,801	2,326
	Semapa-Sociedade de Investimento e Gestao	168,533	2,057
	REN - Redes Energeticas Nacionais SA	411,203	1,436
^	Banco BPI SA	741,186	1,429
	Portucel Empresa Produtora de Pasta e Papel SA	365,007	1,239
^,* Altri SGPS SA		175,837	799
	Mota-Engil SGPS SA	181,566	494
*	Sonaecom - SGPS SA	264,639	487
*	Sonae Industria SGPS SA	146,053	361
	BANIF SGPS SA	277,296	353
*	Impresa SGPS SA	109,291	168
*	Novabase SGPS SA	34,520	127
*	Sonae Capital SGPS SA	193,104	114
*	Martifer SGPS SA	56,104	112
			101,920
Russia (1.5%)
	Gazprom OAO ADR	6,600,053	175,313
	Sberbank of Russia	24,811,553	88,079
	Lukoil OAO ADR	1,331,570	81,758
	MMC Norilsk Nickel OJSC ADR	2,176,587	55,431
	MMC Norilsk Nickel	180,640	45,282
	Rosneft Oil Co. GDR	3,688,914	31,655
	NovaTek OAO GDR	260,634	29,521
	Mobile Telesystems OJSC ADR	1,427,392	27,277
	Gazprom OAO	4,038,866	26,698
	Tatneft ADR	655,936	23,336
	Surgutneftegas OJSC ADR	2,035,856	22,605
	Magnit OJSC GDR	637,864	16,677
*	Federal Hydrogenerating Co. JSC	331,146,029	16,557
	Uralkali	2,101,691	15,911
	VTB Bank OJSC GDR	2,200,369	15,741
	Mechel ADR	418,975	13,210
*	Federal Grid Co. Unified Energy System JSC	875,960,532	13,026
	Surgutneftegas OJSC Prior Pfd.	19,918,104	11,496
	Novolipetsk Steel OJSC GDR	258,224	11,058
	Severstal OAO GDR	547,955	9,878
	Polyus Gold OJSC ADR	259,961	8,739
	Rosneft Oil Co.	847,463	7,252
	Sberbank of Russia Prior Pfd.	2,858,813	6,845
	Sistema JSFC GDR	271,756	6,237
	Wimm-Bill-Dann Foods OJSC ADR	186,720	6,175
	AK Transneft OAO Prior Pfd.	4,419	5,739
*	Polymetal JSC	286,109	4,896
*	OGK-4 OJSC	44,081,895	4,357
*	Inter Rao Ues OAO	2,394,551,027	3,807
*	Raspadskaya	444,738	3,375
*	TMK OAO GDR	161,986	3,257
*	Comstar United Telesystems OJSC GDR	364,485	2,364

Uralsvyazinform	44,681,300	2,306
* OGK-2 OAO	41,959,574	2,287
* OGK-1 OAO	55,931,253	2,230
VolgaTelecom	350,319	1,705
Sibirtelecom OJSC	17,107,088	1,601
* OGK-6 OAO	31,226,851	1,518
Severstal OAO	82,238	1,491
* North-West Telecom	1,258,707	1,339
Acron JSC	27,167	1,255
Tatneft	212,737	1,156
* AvtoVAZ	959,393	1,043
Lukoil OAO	13,838	852
* Pharmacy Chain 36.6 OAO	240,134	844
* Sibirtelecom OJSC Prior Pfd.	11,167,539	820
* Inter-Regional Distribution Network Co. Center and Privolzhya OJSC	69,751,600	772
Uralsvyazinform Prior Pfd.	19,144,024	744
* Sollers OJSC	32,984	735
* RusHydro Assimilation Line	13,037,843	652
Dalsvyaz OJSC	123,020	571
* TGK-9 OAO	3,395,266,911	543
VTB Bank OJSC	147,466,163	529
VolgaTelecom Prior Pfd.	134,925	515
Polyus Gold OJSC	8,314	498
* TGK-6 JSC	716,682,787	401
* TGK-5	616,906,029	376
* Razgulay Group	159,134	343
North-West Telecom Prior Pfd.	402,269	334
* Belon OJSC	353,541	303
* RBC Information Systems	174,200	293
* RAO Energy System of East OAO	21,506,100	281
Surgutneftegas OJSC	235,016	263
* FEEC	7,031,632	223
Mosenergosbyt JSC	10,551,640	195
* TGC-2	532,179,409	149
* Federal Hydrogenerating Co. JSC	1,571,883	79
		822,798
Singapore (1.2%)
DBS Group Holdings Ltd.	4,930,999	58,058
Singapore Telecommunications Ltd.	22,928,000	55,787
Oversea-Chinese Banking Corp. Ltd.	7,051,000	54,466
United Overseas Bank Ltd.	3,504,000	54,361
Keppel Corp. Ltd.	3,679,000	33,825
* Genting Singapore plc	17,514,720	27,870
Wilmar International Ltd.	5,506,000	22,742
CapitaLand Ltd.	7,365,500	20,738
Singapore Airlines Ltd.	1,550,000	17,958
Singapore Exchange Ltd.	2,459,000	16,280
Noble Group Ltd.	8,553,590	14,675
City Developments Ltd.	1,573,000	14,037
Fraser and Neave Ltd.	2,815,000	13,979
Singapore Press Holdings Ltd.	4,376,000	13,581
Singapore Technologies Engineering Ltd.	4,781,000	12,140
SembCorp Industries Ltd.	2,834,000	11,438
Golden Agri-Resources Ltd.	19,245,791	10,734
SembCorp Marine Ltd.	2,406,000	10,204
CapitaMall Trust	6,375,300	9,497
Olam International Ltd.	3,464,000	8,300

	Jardine Cycle & Carriage Ltd.	307,000	8,191
*	Global Logistic Properties Ltd.	4,553,000	7,432
	Keppel Land Ltd.	2,061,000	7,244
	Ascendas Real Estate Investment Trust	4,352,666	7,138
	Suntec Real Estate Investment Trust	5,538,000	6,727
	ComfortDelGro Corp. Ltd.	5,376,000	6,649
	CapitaCommercial Trust	5,643,000	6,324
	Yangzijiang Shipbuilding Holdings Ltd.	4,195,000	6,138
	CapitaMalls Asia Ltd.	3,905,000	5,710
	Venture Corp. Ltd.	744,000	5,650
	UOL Group Ltd.	1,338,000	4,965
^	Cosco Corp. Singapore Ltd.	2,880,000	4,913
^,* Neptune Orient Lines Ltd.		2,580,750	4,460
	SATS Ltd.	1,892,000	4,130
	Straits Asia Resources Ltd.	1,774,000	3,664
	Singapore Post Ltd.	3,791,000	3,504
	StarHub Ltd.	1,722,000	3,448
	SMRT Corp. Ltd.	2,145,000	3,420
	CDL Hospitality Trusts	1,757,000	2,893
	Mapletree Logistics Trust	3,779,000	2,763
^	Hyflux Ltd.	1,442,000	2,535
	Yanlord Land Group Ltd.	1,910,000	2,313
	Guocoland Ltd.	1,006,000	2,065
*	Starhill Global REIT	4,028,000	2,019
^	Fortune Real Estate Investment Trust	3,798,000	1,993
*	Biosensors International Group Ltd.	2,230,000	1,947
	M1 Ltd.	1,009,000	1,933
^	Ezra Holdings Ltd.	1,431,000	1,856
	Singapore Land Ltd.	295,000	1,753
	Wing Tai Holdings Ltd.	1,357,000	1,742
	Allgreen Properties Ltd.	2,039,000	1,739
	Ascott Residence Trust	1,725,000	1,607
*	Indofood Agri Resources Ltd.	800,000	1,571
^	Frasers Centrepoint Trust	1,304,000	1,543
	Parkway Life Real Estate Investment Trust	1,025,000	1,438
	Goodpack Ltd.	813,000	1,396
^	Midas Holdings Ltd.	1,867,000	1,358
	CSE Global Ltd.	1,300,000	1,283
	Wheelock Properties Singapore Ltd.	852,000	1,266
	Cache Logistics Trust	1,623,000	1,256
^,*,
	2 ARA Asset Management Ltd.	995,000	1,253
^,* Raffles Education Corp. Ltd.		4,857,000	1,159
*	CapitaRetail China Trust	1,067,000	1,052
	Hotel Properties Ltd.	504,000	1,051
	K-REIT Asia	959,000	1,042
*	UOB-Kay Hian Holdings Ltd.	725,000	1,031
*	China Minzhong Food Corp. Ltd.	892,000	1,031
*	Raffles Medical Group Ltd.	600,000	1,019
	United Engineers Ltd.	515,000	1,012
^,* Tiger Airways Holdings Ltd.		740,000	1,007
	Cambridge Industrial Trust	2,471,000	1,005
	Frasers Commercial Trust	7,063,000	944
	Lippo-Mapletree Indonesia Retail Trust	2,153,000	938
*	GMG Global Ltd.	3,715,000	871
^,* Sound Global Ltd.		1,474,000	859
^	First Resources Ltd.	811,000	858
*	Ho Bee Investment Ltd.	735,000	847

^,* OSIM International Ltd.		687,000	837
*	SC Global Developments Ltd.	622,000	749
	GuocoLeisure Ltd.	1,368,000	748
*	Ying Li International Real Estate Ltd.	2,464,000	726
^,* Oceanus Group Ltd.		3,065,000	709
	Hong Leong Asia Ltd.	319,000	694
*	China Aviation Oil Singapore Corp. Ltd.	561,000	677
*	Banyan Tree Holdings Ltd.	783,000	675
*	Stamford Land Corp. Ltd.	1,358,000	669
^,* Swiber Holdings Ltd.		842,000	630
*	Metro Holdings Ltd.	910,000	604
	AIMS AMP Capital Industrial REIT	3,557,000	585
*	Hi-P International Ltd.	634,000	554
^,* CWT Ltd.		590,000	552
*	Jaya Holdings Ltd.	959,000	518
*	Ezion Holdings Ltd.	987,000	517
*	Super Group Ltd.	449,000	513
*	Rotary Engineering Ltd.	650,000	506
	Boustead Singapore Ltd.	576,000	486
*	Tat Hong Holdings Ltd.	655,000	472
^	China XLX Fertiliser Ltd.	1,139,000	449
*	Gallant Venture Ltd.	1,334,000	424
	Otto Marine Ltd.	1,603,000	411
*	KS Energy Services Ltd.	461,000	386
*	Chemoil Energy Ltd.	1,071,000	370
*	Creative Technology Ltd.	120,300	360
*	Pacific Century Regional Developments Ltd.	1,968,000	333
*	Hong Fok Corp. Ltd.	744,000	332
	CH Offshore Ltd.	807,000	306
*	Keppel Telecommunications & Transportation Ltd.	247,000	267
	K1 Ventures Ltd.	2,094,000	246
*	Li Heng Chemical Fibre Technologies Ltd.	1,408,000	222
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	724,972	99
			654,251
South Africa (1.6%)
	MTN Group Ltd.	4,759,869	81,711
	Sasol Ltd.	1,652,757	79,764
	Naspers Ltd.	1,108,950	57,863
	Standard Bank Group Ltd.	3,413,927	49,953
	AngloGold Ashanti Ltd.	1,094,075	46,942
	Impala Platinum Holdings Ltd.	1,452,156	41,418
	Gold Fields Ltd.	2,068,734	32,680
	FirstRand Ltd.	8,083,702	21,912
	Sanlam Ltd.	5,482,280	20,745
	Remgro Ltd.	1,247,583	18,997
*	Anglo Platinum Ltd.	188,656	18,535
	Bidvest Group Ltd.	851,410	18,213
	ABSA Group Ltd.	928,681	17,194
	Shoprite Holdings Ltd.	1,178,631	14,613
	Kumba Iron Ore Ltd.	229,971	14,464
	Harmony Gold Mining Co. Ltd.	1,111,872	12,096
	Tiger Brands Ltd.	465,328	12,039
	Steinhoff International Holdings Ltd.	3,498,273	11,330
	RMB Holdings Ltd.	2,094,316	11,174
	Truworths International Ltd.	1,253,093	11,121
	Massmart Holdings Ltd.	545,766	10,843
	Growthpoint Properties Ltd.	4,446,717	10,658

Vodacom Group Ltd.	1,074,804	10,471
African Bank Investments Ltd.	2,062,934	10,471
Nedbank Group Ltd.	512,367	9,074
African Rainbow Minerals Ltd.	307,567	9,027
Aspen Pharmacare Holdings Ltd.	747,057	8,856
* Sappi Ltd.	1,543,378	7,813
Redefine Properties Ltd.	7,273,155	7,708
Imperial Holdings Ltd.	488,711	7,501
Exxaro Resources Ltd.	355,823	7,126
Woolworths Holdings Ltd.	2,081,210	6,806
MMI Holdings Ltd.	2,967,756	6,786
Pretoria Portland Cement Co. Ltd.	1,508,866	6,549
Foschini Group Ltd.	586,085	6,486
Barloworld Ltd.	642,243	6,190
Spar Group Ltd.	486,449	6,147
Netcare Ltd.	3,053,722	6,137
Aveng Ltd.	1,110,612	5,871
ArcelorMittal South Africa Ltd.	514,873	5,871
Mr Price Group Ltd.	658,403	5,215
Investec Ltd.	657,461	4,943
Nampak Ltd.	1,503,585	4,812
Reunert Ltd.	508,239	4,524
Clicks Group Ltd.	796,389	4,395
Discovery Holdings Ltd.	761,369	3,989
Murray & Roberts Holdings Ltd.	910,478	3,937
Sun International Ltd.	273,709	3,931
Adcock Ingram Holdings Ltd.	491,494	3,849
Pick n Pay Stores Ltd.	635,599	3,787
Telkom SA Ltd.	763,257	3,734
Aeci Ltd.	332,782	3,704
* Hyprop Investments Ltd.	446,156	3,381
Mondi Ltd.	415,049	3,307
Tongaat Hulett Ltd.	213,557	3,152
JD Group Ltd.	430,292	3,113
AVI Ltd.	729,640	3,044
Liberty Holdings Ltd.	293,307	2,946
Resilient Property Income Fund Ltd.	624,370	2,718
Pangbourne Properties Ltd.	1,005,223	2,667
JSE Ltd.	226,339	2,518
Lewis Group Ltd.	237,084	2,506
Fountainhead Property Trust	2,698,507	2,452
Illovo Sugar Ltd.	656,279	2,423
Allied Electronics Corp. Ltd. Prior Pfd.	617,935	2,353
DataTec Ltd.	465,279	2,271
SA Corporate Real Estate Fund Nominees Pty Ltd.	5,269,338	2,249
Grindrod Ltd.	958,175	2,146
Wilson Bayly Holmes-Ovcon Ltd.	123,360	2,113
Acucap Properties Ltd.	429,173	2,031
Santam Ltd.	113,477	1,970
Pick'n Pay Holdings Ltd.	750,927	1,911
Astral Foods Ltd.	108,465	1,910
Mvelaphanda Resources Ltd.	353,657	1,828
Northam Platinum Ltd.	299,816	1,794
* Metorex Ltd.	2,265,478	1,737
* Omnia Holdings Ltd.	153,876	1,582
Capital Property Fund	1,278,035	1,440
Emira Property Fund	732,400	1,398
Group Five Ltd.	310,934	1,388

* Coronation Fund Managers Ltd.	563,764	1,374
Allied Technologies Ltd.	128,800	1,143
African Oxygen Ltd.	352,564	1,000
Vukile Property Fund Ltd.	508,498	982
* Hudaco Industries Ltd.	78,797	929
City Lodge Hotels Ltd.	91,773	912
Sycom Property Fund	335,248	909
Raubex Group Ltd.	285,706	862
* Eqstra Holdings Ltd.	889,841	836
Brait SA	259,757	827
Freeworld Coatings Ltd.	482,800	767
Afgri Ltd.	770,072	762
* Merafe Resources Ltd.	3,515,209	757
* Super Group Ltd.	6,578,135	677
* Avusa Ltd.	208,453	651
Cipla Medpro South Africa Ltd.	650,413	646
Palabora Mining Co. Ltd.	35,046	609
Adcorp Holdings Ltd.	153,859	586
Cashbuild Ltd.	45,936	579
Allied Electronics Corp. Ltd.	131,424	503
Zeder Investments Ltd.	1,366,094	496
Famous Brands Ltd.	92,903	488
* Evraz Highveld Steel and Vanadium Ltd.	32,189	392
* Distribution and Warehousing Network Ltd.	295,796	347
Stefanutti Stocks Holdings Ltd.	211,429	341
DRDGOLD Ltd.	716,707	330
* Sentula Mining Ltd.	848,954	315
Basil Read Holdings Ltd.	198,353	304
* Wesizwe	800,571	264
* Mvelaserve Ltd.	139,970	249
Argent Industrial Ltd.	173,313	222
* Iliad Africa Ltd.	201,317	217
* Hulamin Ltd.	166,747	198
* Mvelaphanda Group Ltd.	448,313	198
* Simmer & Jack Mines Ltd.	1,199,890	158
		885,153
South Korea (3.4%)
Samsung Electronics Co. Ltd.	244,446	214,793
Hyundai Motor Co.	443,129	70,730
2 Samsung Electronics Co. Ltd. GDR	143,058	62,536
LG Chem Ltd.	133,470	50,148
Hyundai Heavy Industries Co. Ltd.	109,425	47,647
POSCO	111,253	45,234
Hyundai Mobis	196,203	45,182
* Hynix Semiconductor Inc.	1,445,940	38,145
Shinhan Financial Group Co. Ltd.	853,920	37,900
KB Financial Group Inc.	704,182	36,309
Samsung Electronics Co. Ltd. Prior Pfd.	59,035	34,966
Kia Motors Corp.	676,700	33,026
SK Innovation Co. Ltd.	173,152	32,101
POSCO ADR	306,567	31,313
LG Electronics Inc.	270,899	28,217
LG Display Co. Ltd.	670,280	22,768
Samsung C&T Corp.	358,566	22,739
Hana Financial Group Inc.	550,400	21,847
Samsung Fire & Marine Insurance Co. Ltd.	101,851	21,064
* NHN Corp.	117,298	20,926

Shinsegae Co. Ltd.	40,541	20,819
LG Corp.	271,990	20,612
Samsung Electro-Mechanics Co. Ltd.	171,576	20,013
Hyundai Steel Co.	159,335	19,686
Samsung Heavy Industries Co. Ltd.	463,470	17,555
KT&G Corp.	315,744	16,596
Samsung Engineering Co. Ltd.	86,109	15,226
Hyundai Engineering & Construction Co. Ltd.	193,043	15,048
OCI Co. Ltd.	42,610	14,493
Cheil Industries Inc.	129,652	13,802
Samsung SDI Co. Ltd.	98,263	13,740
Shinhan Financial Group Co. Ltd. ADR	152,153	13,574
Honam Petrochemical Corp.	40,904	13,237
Samsung Life Insurance Co. Ltd.	143,363	13,157
S-Oil Corp.	130,280	12,950
KB Financial Group Inc. ADR	240,796	12,538
Lotte Shopping Co. Ltd.	29,079	11,711
* Korea Electric Power Corp.	452,400	11,475
Samsung Securities Co. Ltd.	144,638	11,452
SK Holdings Co. Ltd.	74,723	11,109
GS Holdings	146,849	10,965
GS Engineering & Construction Corp.	102,118	10,866
Woori Finance Holdings Co. Ltd.	807,167	10,284
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	274,480	10,069
SK Telecom Co. Ltd.	64,590	9,466
KT Corp.	244,959	9,130
Daelim Industrial Co. Ltd.	80,730	9,000
Samsung Techwin Co. Ltd.	107,193	8,992
LG Household & Health Care Ltd.	24,825	8,969
Amorepacific Corp.	9,172	8,887
Hanwha Chem Corp.	244,170	8,743
Doosan Heavy Industries and Construction Co. Ltd.	121,062	8,488
Daewoo Securities Co. Ltd.	357,240	8,413
SK Telecom Co. Ltd. ADR	446,283	7,721
* Korea Electric Power Corp. ADR	567,102	7,219
Industrial Bank of Korea	473,950	7,200
Korea Exchange Bank	746,070	7,016
NCSoft Corp.	40,581	6,948
Hanwha Corp.	131,240	6,662
Korean Air Lines Co. Ltd.	102,229	6,615
Korea Zinc Co. Ltd.	24,169	6,446
* Doosan Infracore Co. Ltd.	239,200	6,417
Hyundai Motor Co. 2nd Pfd.	108,457	6,406
Kangwon Land Inc.	275,520	6,339
Samsung Card Co.	124,670	6,130
Hyundai Mipo Dockyard	31,367	5,780
Hyosung Corp.	65,842	5,392
Hyundai Development Co.	161,350	5,385
Hankook Tire Co. Ltd.	217,960	5,366
Busan Bank	444,130	5,325
Korea Investment Holdings Co. Ltd.	112,720	5,080
* Celltrion Inc.	157,023	5,045
Dongbu Insurance Co. Ltd.	120,780	4,908
Daegu Bank Ltd.	356,520	4,903
Hyundai Department Store Co. Ltd.	41,826	4,900
KT Corp. ADR	248,652	4,893
Hanjin Shipping Co. Ltd.	144,940	4,808
Woori Investment & Securities Co. Ltd.	244,160	4,731

LS Corp.	51,334	4,669
Glovis Co. Ltd.	32,726	4,533
Hyundai Securities Co.	354,160	4,510
Woongjin Coway Co. Ltd.	144,870	4,507
Doosan Corp.	28,755	4,305
KCC Corp.	13,620	4,126
Daewoo Engineering & Construction Co. Ltd.	326,490	4,004
Hyundai Marine & Fire Insurance Co. Ltd.	152,790	3,985
SK C&C Co. Ltd.	43,154	3,938
STX Offshore & Shipbuilding Co. Ltd.	134,660	3,919
CJ CheilJedang Corp.	22,799	3,910
LG Uplus Corp.	658,810	3,844
Orion Corp.	10,134	3,785
LG Innotek Co. Ltd.	29,146	3,673
Hyundai Merchant Marine Co. Ltd.	120,290	3,622
Hyundai Motor Co. Prior Pfd.	64,332	3,555
Dongkuk Steel Mill Co. Ltd.	109,800	3,524
Samsung Fine Chemicals Co. Ltd.	47,766	3,489
Korea Life Insurance Co. Ltd.	495,650	3,445
Daewoo International Corp.	100,237	3,386
Seoul Semiconductor Co. Ltd.	92,402	3,385
Mando Corp.	25,881	3,337
Cheil Worldwide Inc.	260,660	3,298
* Kumho Industrial Co. Ltd.	214,850	3,240
Hanjin Heavy Industries & Construction Co. Ltd.	92,282	3,176
Yuhan Corp.	23,607	3,164
LG Chem Ltd. Prior Pfd.	21,681	3,125
LS Industrial Systems Co. Ltd.	43,872	2,981
Mirae Asset Securities Co. Ltd.	65,047	2,923
KP Chemical Corp.	112,396	2,883
LG International Corp.	82,810	2,841
* Korea Kumho Petrochemical	21,727	2,823
STX Pan Ocean Co. Ltd.	291,910	2,814
CJ Corp.	41,366	2,783
SK Networks Co. Ltd.	248,100	2,722
Lotte Confectionery Co. Ltd.	2,079	2,630
* Asiana Airlines	251,680	2,553
Korea Gas Corp.	67,403	2,517
LIG Insurance Co. Ltd.	102,550	2,449
Hotel Shilla Co. Ltd.	95,030	2,390
* STX Corp. Co. Ltd.	78,480	2,354
S1 Corp.	48,496	2,324
* Daum Communications Corp.	32,204	2,309
SKC Co. Ltd.	56,740	2,237
Dong-A Pharmaceutical Co. Ltd.	22,077	2,234
SK Chemicals Co. Ltd.	41,560	2,207
Korean Reinsurance Co.	198,100	2,160
Hyundai Hysco	91,750	2,153
Meritz Fire & Marine Insurance Co. Ltd.	229,220	2,124
Poongsan Corp.	51,890	2,057
CJ O Shopping Co. Ltd.	8,623	2,030
MegaStudy Co. Ltd.	11,740	1,987
LG Electronics Inc. Prior Pfd.	51,160	1,981
* SK Broadband Co. Ltd.	432,206	1,956
* Kolon Industries Inc.	31,491	1,953
* Korea Express Co. Ltd.	19,555	1,930
STX Engine Co. Ltd.	57,410	1,785
KIWOOM Securities Co. Ltd.	31,480	1,723

Tong Yang Securities Inc.	212,950	1,722
Halla Climate Control Corp.	106,440	1,676
Nong Shim Co. Ltd.	8,663	1,580
Daishin Securities Co. Ltd.	108,470	1,541
SFA Engineering Corp.	28,633	1,502
Hite Brewery Co. Ltd.	14,983	1,496
OCI Materials Co. Ltd.	15,069	1,459
* Neowiz Games Corp.	33,159	1,432
LG Fashion Corp.	49,970	1,422
* Capro Corp.	62,670	1,416
Lotte Chilsung Beverage Co. Ltd.	1,762	1,393
* LG Life Sciences Ltd.	33,051	1,380
Green Cross Corp.	12,220	1,362
Pacific Corp.	7,954	1,334
* Taihan Electric Wire Co. Ltd.	204,600	1,314
Lock & Lock Co. Ltd.	42,730	1,311
LG Hausys Ltd.	17,881	1,308
* GemVax & Kael Co. Ltd.	54,669	1,225
* Jusung Engineering Co. Ltd.	67,492	1,211
SK Securities Co. Ltd.	619,400	1,201
Hyundai Greenfood Co. Ltd.	128,720	1,198
* Atto Co. Ltd.	136,910	1,196
Taekwang Industrial Co. Ltd.	951	1,172
Seah Besteel Corp.	29,700	1,145
Huchems Fine Chemical Corp.	64,040	1,117
Hanwha Securities Co.	142,460	1,105
S&T Dynamics Co. Ltd.	60,130	1,096
GS Home Shopping Inc.	9,160	1,089
Hana Tour Service Inc.	24,893	1,071
Jinro Ltd.	35,030	1,019
* Chabio & Diostech Co. Ltd.	100,141	1,009
Namyang Dairy Products Co. Ltd.	1,440	993
Dongsuh Co. Inc.	29,710	964
Nexen Tire Corp.	94,930	963
Namhae Chemical Corp.	61,800	938
* Posco ICT Co. Ltd.	117,465	938
Melfas Inc.	29,433	936
* HMC Investment Securities Co. Ltd.	40,500	927
Tong Yang Life Insurance	91,910	927
* Hanmi Pharm Co. Ltd.	13,909	925
Taewoong Co. Ltd.	20,134	909
iMarketKorea Inc.	41,120	900
Sungwoo Hitech Co. Ltd.	60,827	884
* China Ocean Resources Co. Ltd.	102,700	883
Hansol Technics Co. Ltd.	16,800	877
Sung Kwang Bend Co. Ltd.	44,945	875
* Eugene Investment & Securities Co. Ltd.	1,281,700	861
Grand Korea Leisure Co. Ltd.	51,200	850
* Ssangyong Motor Co.	88,740	846
* TK Corp.	37,061	818
NEPES Corp.	43,333	817
Samyang Corp.	14,309	812
Hansol Paper Co.	93,370	795
* Silicon Works Co. Ltd.	25,560	785
Youngone Corp.	69,970	784
CJ CGV Co. Ltd.	34,100	782
CJ Internet Corp.	43,006	768
Youngone Holdings Co. Ltd.	23,820	759

Woongjin Thinkbig Co. Ltd.	46,990	755
Partron Co. Ltd.	37,137	748
* Ace Digitech Co. Ltd.	46,461	746
Handsome Co. Ltd.	42,230	717
Samchully Co. Ltd.	7,508	715
Halla Engineering & Construc	37,150	708
* Woongjin Energy Co. Ltd.	42,800	699
* Woongjin Chemical Co. Ltd.	678,520	696
Dongyang Mechatronics Corp.	58,730	690
Binggrae Co. Ltd.	14,030	689
Lotte Midopa Co. Ltd.	45,000	669
* ON*Media Corp.	146,900	667
Hanjin Transportation Co. Ltd.	22,240	664
Jeonbuk Bank	111,000	663
Hyundai Elevator Co. Ltd.	6,951	655
Technosemichem Co. Ltd.	20,983	634
* Korea Line Corp.	28,000	628
* KTB Securities Co. Ltd.	141,600	624
Modetour Network Inc.	17,945	620
NH Investment & Securities Co. Ltd.	69,960	617
Eo Technics Co. Ltd.	18,132	612
POSCO Chemtech Co. Ltd.	5,907	602
Daou Technology Inc.	70,510	587
Daeduck Electronics Co.	83,740	585
* Ilyang Pharmaceutical Co. Ltd.	26,190	582
Chong Kun Dang Pharm Corp.	26,130	566
* Dongbu HiTek Co. Ltd.	56,680	559
Daishin Securities Co. Ltd. Prior Pfd.	59,430	558
* DuzonBIzon Co. Ltd.	45,100	553
Taeyoung Engineering & Construction	120,060	549
Korea Petrochemical Ind Co. Ltd.	5,388	544
* CrucialTec Co. Ltd.	12,598	544
KISWIRE Ltd.	16,720	542
Hanil Cement Co. Ltd.	10,790	542
KH Vatec Co. Ltd.	28,742	541
Humax Co. Ltd.	39,264	540
Korea District Heating Corp.	8,245	537
* Hanwha General Insurance Co. Ltd.	62,670	535
* Shinsung Holdings Co. Ltd.	67,400	529
Interflex Co. Ltd.	17,544	523
Digitech Systems Co. Ltd.	28,417	517
Global & Yuasa Battery Co. Ltd.	16,020	514
* Komipharm International Co. Ltd.	15,731	512
* Lumens Co. Ltd.	62,935	510
* Duksan Hi-Metal Co. Ltd.	26,357	506
* SM Entertainment Co.	27,098	506
AUK Corp.	116,010	505
Simm Tech Co. Ltd.	41,342	499
* Chin Hung International Inc.	1,216,520	495
* Meritz Securities Co. Ltd.	529,520	494
* SK Communications Co. Ltd.	34,781	485
Sindoh Co. Ltd.	10,081	483
* Medipost Co. Ltd.	14,374	483
Hyunjin Materials Co. Ltd.	30,543	478
* Hyundai Corp.	18,500	475
Daewoong Pharmaceutical Co. Ltd.	12,604	474
Dongbu Steel Co. Ltd.	53,620	471
Kukdo Chemical Co. Ltd.	9,136	464

Hwa Shin Co. Ltd.	40,060	461
Dongwon Industries Co. Ltd.	3,363	460
Daekyo Co. Ltd.	84,710	458
Hanjin Shipping Holdings Co. Ltd.	31,310	458
Lotte Samkang Co. Ltd.	1,981	456
* Hanall Biopharma Co. Ltd.	63,320	453
Unid Co. Ltd.	8,467	450
* Foosung Co. Ltd.	109,983	447
Bukwang Pharmaceutical Co. Ltd.	38,680	444
Dae Han Flour Mills Co. Ltd.	2,900	440
Uju Electronics Co. Ltd.	15,504	431
Hanjin Heavy Industries & Construction Holdings Co. Ltd.	32,600	430
* S&T Daewoo Co. Ltd.	14,560	428
* Shinyoung Securities Co. Ltd.	12,900	426
* Harim Holdings Co. Ltd.	109,409	423
* CT&T Co. Ltd.	518,647	423
* Tera Resource Co. Ltd.	422,921	422
L&F Co. Ltd.	22,802	420
Dongjin Semichem Co. Ltd.	69,766	416
DONGKUK STRUCTURES & CONSTRUCTION Co. Ltd.	60,571	405
ELK Corp.	22,856	405
ISU Chemical Co. Ltd.	21,180	404
AtlasBX Co. Ltd.	16,169	401
Sebang Co. Ltd.	26,400	400
Ottogi Corp.	3,444	396
* GameHi Co. Ltd.	192,980	396
* RNL BIO Co. Ltd.	190,200	395
* DMS Co. Ltd.	35,713	395
* Curexo Inc.	34,594	394
Kyobo Securities Co.	51,430	392
Songwon Industrial Co. Ltd.	26,500	386
* Sung Jin Geotec Co. Ltd.	30,600	386
Iljin Electric Co. Ltd.	43,030	384
SL Corp.	22,500	375
Shinwha Intertek Corp.	38,278	374
Pyeong Hwa Automotive Co. Ltd.	24,405	374
Shinsegae Food Co. Ltd.	4,735	373
Doosan Engineering & Construction Co. Ltd.	68,070	368
* Korea Digital Communications Corp.	181,365	367
Hankook Shell Oil Co. Ltd.	1,849	367
SamkwangGlass Co. Ltd.	6,242	363
Dongbu Securities Co. Ltd.	54,580	363
* Osstem Implant Co. Ltd.	29,449	361
Wooree ETI Co. Ltd.	62,003	360
SeAH Steel Corp.	6,007	358
* Iljin Display Co. Ltd.	35,500	357
* Kumho Tire Co. Inc.	26,800	344
* Dong Yang Gang Chul Co. Ltd.	71,800	343
Paradise Co. Ltd.	94,569	342
* Interpark Corp.	72,360	337
Daeduck GDS Co. Ltd.	44,780	337
* Danal Co. Ltd.	33,956	333
KISCO Corp.	10,530	331
Korea Kolmar Co. Ltd.	50,540	328
Kumho Electric Co. Ltd.	9,550	327
MNTech Co. Ltd.	37,102	321
Hanil E-Wha Co. Ltd.	57,480	318
* Daea TI Co. Ltd.	146,137	311

EG Corp.	11,413	311
Hanssem Co. Ltd.	23,950	307
Poongsan Holdings Corp.	8,920	304
KC Tech Co. Ltd.	49,234	303
* Daesang Corp.	45,960	302
Dongkuk Industries Co. Ltd.	70,893	301
* UI ENERGY Corp.	85,527	301
HNK Machine Tool Co. Ltd.	10,456	299
INTOPS Co. Ltd.	15,013	292
Hanjin P&C Co. Ltd.	32,912	288
Fursys Inc.	12,585	285
Asia Cement Co. Ltd.	6,980	283
Suprema Inc.	26,274	283
* Ssangyong Cement Industrial Co. Ltd.	44,440	279
Samjin Pharmaceutical Co. Ltd.	29,863	276
Eugene Technology Co. Ltd.	21,142	276
Pusan City Gas Co. Ltd.	15,470	276
SDN Co. Ltd.	29,710	274
* Basic House Co. Ltd.	15,930	272
BHI Co. Ltd.	14,469	268
Hy-Lok Corp.	17,553	265
* Seobu T&D	15,462	263
E1 Corp.	5,671	261
Kolon Corp.	9,600	260
Woori Financial Co. Ltd.	18,840	260
Sejong Industrial Co. Ltd.	22,100	256
NICE Holdings Co. Ltd.	4,368	254
Moorim P&P Co. Ltd.	20,160	251
* KEC Corp.	235,900	247
GwangjuShinsegae Co. Ltd.	1,521	247
* BNG Steel Co. Ltd.	20,860	246
A-Tech Solution Co. Ltd.	14,834	244
Credu Corp.	6,081	243
Kwang Dong Pharmaceutical Co. Ltd.	88,700	242
Sewon Cellontech Co. Ltd.	62,900	241
Intelligent Digital Integrated Security	16,529	238
Sajo Industries Co. Ltd.	4,590	233
* Forhuman Co. Ltd.	38,390	233
SeAH Holdings Corp.	1,893	233
China King-highway Holdings Ltd.	70,183	232
Daehan Steel Co. Ltd.	24,190	231
* Dasan Networks Inc.	24,246	231
Sam Young Electronics Co. Ltd.	23,120	231
SSCP Co. Ltd.	58,087	228
* Tong Yang Major Corp.	106,800	228
Han Kuk Carbon Co. Ltd.	47,560	226
NK Co. Ltd.	20,100	222
* Ssangyong Engineering & Construction Co. Ltd.	29,600	220
Il Dong Pharmaceutical Co. Ltd.	6,220	217
SK Gas Co. Ltd.	6,090	215
* Infraware Inc.	30,932	215
* Daewoo Motor Sales	97,610	215
* Gamevil Inc.	9,041	213
Dae Won Kang Up Co. Ltd.	51,298	211
STX Metal Co. Ltd.	18,500	210
* Eugene Corp.	46,470	210
SBS Contents Hub Co. Ltd.	19,368	208
Hite Holdings Co. Ltd.	13,520	207

WeMade Entertainment Co. Ltd.	7,728	207
Maeil Dairy Industry Co. Ltd.	15,153	205
Nong Shim Holdings Co. Ltd.	4,184	205
Dongil Industries Co. Ltd.	3,004	203
Moorim Paper Co. Ltd.	26,150	202
KPX Chemical Co. Ltd.	3,957	201
KCC Engineering & Construction Co. Ltd.	5,059	200
* Infopia Co. Ltd.	16,608	200
Daishin Securities Co. Ltd. Prior Pfd.	22,920	194
Lotte Non-Life Insurance Co. Ltd.	28,800	194
* Fawoo Technology Co. Ltd.	28,099	193
Kyeryong Construction Industrial Co. Ltd.	12,090	193
Kook Soon Dang Brewery Co. Ltd.	21,655	192
* Korea Real Estate Investment Trust Co.	240,949	189
Korea Electric Terminal Co. Ltd.	10,890	188
* KT Hitel Co. Ltd.	30,415	187
Seohee Construction Co. Ltd.	148,829	184
* Keangnam Enterprises Ltd.	19,510	184
* Unison Co. Ltd.	31,618	182
TS Corp.	4,233	181
SBS Media Holdings Co. Ltd.	83,040	180
Daegu Department Store	15,710	178
* Jinsung T.E.C.	19,945	177
S&T Corp.	10,530	176
Choongwae Pharma Corp.	13,632	172
Dong Ah Tire & Rubber Co. Ltd.	22,540	171
Dongwha Pharm Co. Ltd.	39,710	170
Sambu Construction Co. Ltd.	10,748	169
Kolon Engineering & Construction Co. Ltd.	38,890	169
Hanmi Semiconductor Co. Ltd.	24,060	168
Young Poong Precision Corp.	17,723	166
KPX Fine Chemical Co. Ltd.	3,790	165
Insun ENT Co. Ltd.	48,041	164
GS Global Corp.	12,000	164
Youlchon Chemical Co. Ltd.	22,140	163
Samchuly Bicycle Co. Ltd.	19,709	162
* HeungKuk Fire & Marine Insurance Co. Ltd.	32,020	162
Dongbu Corp.	20,250	161
Samwhan Corp.	16,940	160
* China Great Star International Ltd.	91,214	160
* Namkwang Engr & Construction	55,490	160
Silla Co. Ltd.	13,080	160
Hankuk Paper Manufacturing Co. Ltd.	6,970	159
Kyungbang Ltd.	1,473	159
Dong-Ah Geological Engineering Co. Ltd.	12,320	158
* JVM Co. Ltd.	7,466	155
Samyang Genex Co. Ltd.	3,123	154
S&T Holdings Co. Ltd.	12,000	153
Dohwa Consulting Engineers Co. Ltd.	11,840	151
Union Steel	7,060	151
* Yonghyun BM Co. Ltd.	15,175	150
Hanyang Securities Co. Ltd.	18,270	150
* Woojin Inc.	7,390	148
Jeil Pharmaceutical Co.	14,760	147
Kolon Life Science Inc.	5,145	146
Korea Development Financing Corp.	7,700	146
* Yungjin Pharmaceutical Co. Ltd.	186,540	146
Ilsung Pharmaceuticals Co. Ltd.	2,009	145

Hansae Co. Ltd.	27,360	144
* Daekyung Machinery & Engr Co.	50,260	143
KISCO Holdings Co. Ltd.	3,539	142
Thinkware Systems Corp.	12,764	141
Ahnlab Inc.	8,687	139
Dragonfly GF Co. Ltd.	13,172	138
* Lotte Tour Development Co. Ltd.	6,990	138
Woojeon & Handan Co. Ltd.	29,796	138
People & Telecommunication Inc.	21,092	136
Iljin Holdings Co. Ltd.	37,000	134
POSCO Coated & Color Steel Co. Ltd.	5,700	134
Nexcon Technology Co. Ltd.	22,023	132
* Webzen Inc.	18,955	132
Dongwon F&B Co. Ltd.	2,948	128
GIIR Inc.	13,820	128
Motonic Corp.	18,520	128
Hanmi Holdings Co. Ltd.	4,158	124
Daekyo Co. Ltd. Prior Pfd.	33,110	121
Jinro Distillers Co. Ltd.	11,449	119
YESCO Co. Ltd.	5,690	119
Chosun Refractories Co. Ltd.	2,253	119
Kumho Investment Bank	155,930	116
* KMW Co. Ltd.	18,558	113
Kolon Industries Inc. Prior Pfd.	6,070	111
* Taesan LCD Co. Ltd.	48,262	111
* Pyeong San Co. Ltd.	29,623	111
Tae Kyung Industrial Co. Ltd.	26,220	105
Golden Bridge Investment & Securities Co. Ltd.	62,330	100
* Sungshin Cement Co. Ltd.	28,620	100
Kyungdong Pharm Co. Ltd.	13,444	99
* Dongwha Holdings Co. Ltd.	12,366	98
YBM Sisa.com Inc.	14,186	97
* Mysco	15,382	92
YuHwa Securities Co. Ltd.	6,100	85
Handok Pharmaceuticals Co. Ltd.	6,850	83
* Daesung Industrial Co. Ltd.	2,150	83
* Hanbit Soft Inc.	24,735	80
Alti-Electronics Co. Ltd.	33,165	77
JS Cable Co. Ltd.	7,590	73
Pulmuone Holdings Co. Ltd.	2,190	72
* TEEMS	554	43
* GS Global Corp. Rights Exp. 2/15/11	10,250	13
		1,810,083
Spain (2.3%)
Telefonica SA	11,748,383	295,810
Banco Santander SA	23,535,758	288,369
Banco Bilbao Vizcaya Argentaria SA	12,220,561	150,018
Iberdrola SA	11,542,349	98,863
Repsol YPF SA	2,107,302	66,465
Inditex SA	626,886	47,394
^ ACS Actividades de Construccion y Servicios SA	405,926	20,951
Criteria Caixacorp SA	2,409,133	16,622
Abertis Infraestructuras SA	847,060	16,615
Red Electrica Corp. SA	311,492	15,884
Gas Natural SDG SA	916,842	15,177
Ferrovial SA	1,269,423	15,043
Banco Popular Espanol SA	2,481,510	14,921

^	Banco de Sabadell SA	2,988,711	14,292
*	Amadeus IT Holding SA	572,394	12,015
	Enagas	511,923	10,794
	Iberdrola Renovables SA	2,441,649	9,222
	Mapfre SA	2,148,579	7,295
	Zardoya Otis SA	404,353	6,401
	Acciona SA	73,665	6,371
^	Grifols SA	401,788	6,118
	Gestevision Telecinco SA	476,732	5,995
*	International Consolidated Airlines Group SA	1,415,744	5,815
^	Bankinter SA	810,017	5,527
^,* International Consolidated Airlines Group SA		1,289,783	5,292
^	Bolsas y Mercados Espanoles SA	177,189	4,999
	Ebro Foods SA	239,688	4,998
	Acerinox SA	284,052	4,835
	Indra Sistemas SA	256,254	4,824
	Viscofan SA	125,093	4,547
	Tecnicas Reunidas SA	71,242	4,394
*	Gamesa Corp. Tecnologica SA	556,745	4,265
^	Fomento de Construcciones y Contratas SA	145,048	4,224
	Obrascon Huarte Lain SA	127,125	4,083
^,* Sacyr Vallehermoso SA		393,466	3,739
	Prosegur Cia de Seguridad SA	61,715	3,593
^	Abengoa SA	115,965	3,232
*	Jazztel plc	591,672	3,081
^	Banco de Valencia SA	616,032	2,996
	Construcciones y Auxiliar de Ferrocarriles SA	4,882	2,648
	Grupo Catalana Occidente SA	119,636	2,466
	Corp Financiera Alba	42,011	2,389
	Faes Farma SA	557,360	2,203
	Antena 3 de Television SA	210,472	2,189
^,* Promotora de Informaciones SA		758,818	2,056
	Banco Pastor SA	342,142	1,974
^,* Zeltia SA		443,061	1,697
^	Sol Melia SA	157,899	1,664
	Almirall SA	141,938	1,642
	Duro Felguera SA	182,302	1,375
*	Caja de Ahorros del Mediterraneo	142,865	1,258
*	NH Hoteles SA	211,398	1,250
*	Grupo Empresarial Ence SA	330,724	1,097
*	Tubacex SA	246,974	906
	Cementos Portland Valderrivas SA	48,771	809
*	Tubos Reunidos SA	265,894	673
	Pescanova SA	19,468	671
*	Vueling Airlines SA	37,258	569
^,* SOS Corp. Alimentaria SA		582,673	538
*	Codere SA	40,610	506
	Campofrio Food Group SA	43,811	486
	Miquel y Costas & Miquel SA	15,412	466
*	Papeles y Cartones de Europa SA	86,651	435
*	Grupo Ezentis SA	638,767	426
*	Baron de Ley	7,067	395
*	Dinamia Capital Privado Sociedad de Capital Riesgo SA	29,671	347
*	Laboratorios Farmaceuticos Rovi SA	40,497	273
	Fersa Energias Renovables SA	183,326	264
*	Ercros SA	228,729	252
*	Amper SA	62,540	250
*	Sociedad Nacional de Industrias Apicaciones Celulosa Espanola SA	121,656	197

*	Solaria Energia y Medio Ambiente SA	95,070	188
*	Natraceutical SA	245,206	120
*	Quabit Inmobiliaria SA	546,312	67
			1,249,825
Sweden (2.3%)
	Nordea Bank AB	9,240,615	112,076
	Telefonaktiebolaget LM Ericsson Class B	8,605,041	106,209
	Hennes & Mauritz AB Class B	2,921,508	95,906
*	Volvo AB Class B	3,938,157	68,542
	Sandvik AB	2,897,518	56,917
	TeliaSonera AB	6,461,015	53,290
	Svenska Handelsbanken AB Class A	1,406,719	47,891
	Atlas Copco AB Class A	1,932,633	46,406
	Skandinaviska Enskilda Banken AB Class A	4,053,021	36,791
*	Swedbank AB Class A	2,054,454	32,234
	SKF AB	1,118,150	32,059
	Investor AB Class B	1,310,632	30,297
	Svenska Cellulosa AB Class B	1,650,261	28,780
	Assa Abloy AB Class B	899,760	24,469
	Atlas Copco AB Class B	1,118,207	24,352
	Skanska AB Class B	1,151,341	23,348
	Alfa Laval AB	971,565	20,742
	Scania AB Class B	919,821	20,643
	Millicom International Cellular SA	218,058	20,635
	Tele2 AB	903,015	20,006
	Electrolux AB Class B	692,152	19,689
	Swedish Match AB	664,181	19,115
	Boliden AB	786,370	16,485
	Hexagon AB Class B	726,029	15,634
	Getinge AB	576,004	13,979
	Kinnevik Investment AB Class B	620,838	13,842
	Ratos AB	292,974	11,001
	Securitas AB Class B	897,087	10,821
	Modern Times Group AB Class B	145,428	10,111
	Elekta AB Class B	242,606	9,807
	Husqvarna AB	1,167,879	9,711
	SSAB AB Class A	517,296	8,497
	Lundin Petroleum AB	628,690	7,876
	Trelleborg AB Class B	646,958	7,531
	Castellum AB	434,610	6,075
	Holmen AB	152,276	5,776
	Oriflame Cosmetics SA	115,741	5,581
^	Industrivarden AB	334,561	5,571
	JM AB	234,147	5,430
	NCC AB Class B	217,250	5,074
	Meda AB Class A	597,781	4,934
	Lundbergforetagen AB Class B	59,760	4,480
^,* Alliance Oil Co. Ltd.		242,912	4,099
	Fabege AB	358,786	3,922
*	Nobia AB	420,991	3,751
	Peab AB	438,286	3,708
	Hufvudstaden AB Class A	315,456	3,546
	Kungsleden AB	348,695	3,338
	Saab AB Class B	168,534	3,204
	Intrum Justitia AB	192,118	3,042
*	Nibe Industrier AB Class B	184,033	2,895
	Loomis AB Class B	176,944	2,678

	Hoganas AB Class B	68,308	2,678
	Billerud AB	258,308	2,552
	Hakon Invest AB	145,990	2,501
*	Active Biotech AB	103,660	2,492
	Wihlborgs Fastigheter AB	87,073	2,490
	Cardo AB	38,259	2,486
	Axfood AB	66,873	2,419
	Wallenstam AB	90,273	2,413
*	Lindab International AB	167,195	2,364
	Axis Communications AB	108,685	2,248
	AarhusKarlshamn AB	73,457	1,965
	Mekonomen AB	52,757	1,890
	Q-Med AB	155,698	1,833
	Avanza Bank Holding AB	47,630	1,791
	Niscayah Group AB	891,927	1,784
^,* SAS AB		468,574	1,772
*	Haldex AB	113,353	1,757
	Oresund Investment AB	95,341	1,730
*	Swedish Orphan Biovitrum AB	302,196	1,726
*	Indutrade AB	51,431	1,707
^	Clas Ohlson AB	102,068	1,701
*	AF AB	78,812	1,622
*	Medivir AB Class B	67,408	1,564
	Betsson AB	82,645	1,468
*	Rezidor Hotel Group AB	235,731	1,408
^,* Hexpol AB		54,423	1,376
	B&B Tools AB	74,244	1,320
*	Eniro AB	285,362	1,287
*	EOS Russia AB	161,932	1,281
	Klovern AB	261,989	1,279
*	PA Resources AB	1,634,221	1,279
*	Vostok Nafta Investment Ltd.	201,993	1,237
^	KappAhl AB	181,687	1,234
*	Black Earth Farming Ltd.	267,261	1,234
	Bure Equity AB	217,941	1,162
*	Gunnebo AB	140,883	1,098
*	ORC Software AB	56,799	1,061
*	East Capital Explorer AB	74,825	1,030
	SkiStar AB	54,082	1,027
	Duni AB	94,003	1,014
*	Diamyd Medical AB Class B	49,291	1,014
	Bilia AB	46,183	893
^,* Byggmax Group AB		95,154	845
	Proffice AB	156,952	803
*	Industrial & Financial Systems Class B	47,585	769
*	CDON Group AB	145,428	722
*	TradeDoubler AB	102,773	703
*	Nolato AB Class B	53,881	679
*	New Wave Group AB Class B	103,856	647
^,* Net Entertainment NE AB		64,669	642
*	HIQ International AB	112,526	621
*	BE Group AB	87,046	599
*	BioGaia AB	32,988	529
	Nordnet AB	169,585	518
*	BioInvent International AB	108,822	490
*	Bjoern Borg AB	42,785	462
^,* Net Insight AB Class B		878,033	425
*	Transcom WorldWide SA Class B	87,025	324

*	rnb Retail and Brands AB	246,782	311
			1,233,072
Switzerland (5.1%)
	Nestle SA	9,910,454	535,716
	Novartis AG	6,035,219	336,533
	Roche Holding AG	2,009,442	305,553
*	UBS AG	10,444,557	187,297
	ABB Ltd.	6,261,257	147,710
	Credit Suisse Group AG	3,218,592	143,889
	Zurich Financial Services AG	416,128	113,681
	Syngenta AG	271,827	87,653
	Cie Financiere Richemont SA	1,499,938	81,495
*	Transocean Ltd.	914,145	72,338
	Swiss Reinsurance Co. Ltd.	1,011,187	57,785
	Holcim Ltd.	705,064	49,413
	Swatch Group AG (Bearer)	88,535	35,596
	Swisscom AG	67,040	29,615
	Julius Baer Group Ltd.	593,726	26,867
	SGS SA	15,768	25,672
	Givaudan SA	23,938	23,694
	Geberit AG	111,736	23,572
	Adecco SA	354,084	22,923
	Synthes Inc.	170,200	22,451
	Kuehne & Nagel International AG	155,132	20,074
	Sonova Holding AG	132,114	16,566
*	Actelion Ltd.	294,226	15,915
	Schindler Holding AG (Bearer)	139,636	15,600
	Baloise Holding AG	143,323	14,741
	Swiss Life Holding AG	87,056	13,897
	Sika AG	5,889	12,933
*	Clariant AG	650,247	11,473
	Lonza Group AG	136,088	10,746
*	GAM Holding AG	594,806	10,648
^,* Logitech International SA		523,961	9,815
	Lindt & Spruengli AG	324	9,462
	Sulzer AG	67,765	9,378
	Swatch Group AG (Registered)	125,721	9,077
	Swiss Prime Site AG	122,893	8,930
	PSP Swiss Property AG	98,059	7,661
^	Galenica AG	13,774	7,556
	Aryzta AG	165,494	7,281
	Nobel Biocare Holding AG	350,598	7,205
*	Temenos Group AG	179,082	7,017
	Pargesa Holding SA	78,522	6,920
	Schindler Holding AG (Registered)	62,021	6,895
	Lindt & Spruengli AG	2,509	6,533
*	Georg Fischer AG	11,143	6,010
	Helvetia Holding AG	14,586	5,958
*	Dufry Group	49,664	5,950
	Partners Group Holding AG	34,030	5,898
	Straumann Holding AG	22,684	5,549
*	Panalpina Welttransport Holding AG	38,945	4,964
	Allreal Holding AG	33,083	4,819
	Banque Cantonale Vaudoise	8,580	4,797
	Petroplus Holdings AG	271,159	4,448
	Flughafen Zuerich AG	10,494	4,398
	Bank Sarasin & Cie AG Class B	92,863	4,269

	Barry Callebaut AG	5,154	4,124
*	Gategroup Holding AG	72,237	3,943
	EMS-Chemie Holding AG	23,318	3,915
	Bucher Industries AG	19,563	3,792
	St. Galler Kantonalbank AG	7,166	3,676
	Kuoni Reisen Holding AG	7,728	3,538
^,* Meyer Burger Technology AG		109,709	3,390
	Aryzta AG	76,275	3,316
*	Rieter Holding AG	8,651	3,270
	Kaba Holding AG Class B	7,589	3,055
	Mobimo Holding AG	13,748	2,949
	Vontobel Holding AG	74,060	2,859
	Liechtensteinische Landesbank AG	35,093	2,787
	Valora Holding AG	7,976	2,710
	Tecan Group AG	30,811	2,622
	Forbo Holding AG	3,864	2,518
	Basler Kantonalbank	16,015	2,446
	Burckhardt Compression Holding AG	7,748	2,198
	Kudelski SA	95,538	2,148
	EFG International AG	146,225	2,020
	Zehnder Group AG	697	1,884
	Schweiter Technologies AG	2,269	1,873
*	OC Oerlikon Corp. AG	304,100	1,849
*	Basilea Pharmaceutica	23,279	1,792
	Orascom Development Holding AG	36,164	1,668
	Swissquote Group Holding SA	25,096	1,551
*	Austriamicrosystems AG	29,915	1,490
*	AFG Arbonia-Forster Hldg	41,703	1,481
*	Charles Voegele Holding AG	23,813	1,366
	Vetropack Holding AG	674	1,279
*	Schweizerische National-Versicherungs-Gesellschaft AG	36,519	1,264
	Verwaltungs- und Privat-Bank AG	10,000	1,188
	Phoenix Mecano AG	1,663	1,172
*	Bobst Group AG	24,714	1,131
*	Ascom Holding AG	77,224	1,116
*	Micronas Semiconductor Holding AG	73,700	1,001
*	Komax Holding AG	7,673	875
	Mobilezone Holding AG	78,710	863
	Acino Holding AG	8,673	846
	Schulthess Group	17,814	829
	Cie Financiere Tradition SA	6,393	814
^	Von Roll Holding AG	165,362	804
*	Inficon Holding AG	4,189	785
	Intershop Holdings	2,199	712
	Bachem Holding AG	11,835	694
*	Schmolz & Bickenbach AG	65,811	610
*	U-Blox AG	11,847	608
	Gurit Holding AG	932	561
	Coltene Holding AG	8,692	549
*	Swisslog Holding AG	558,098	532
*	PubliGroupe AG	4,510	515
*	Zueblin Immobilien Holding AG	94,186	392
*	Walter Meier AG	1,717	346
*	Kardex AG	10,366	345
*	Advanced Digital Broadcast Holdings SA	8,391	285
*	Gottex Fund Management Holdings Ltd.	29,936	234
*	LifeWatch AG	20,733	192

* Valartis Group AG	5,714	156
		2,729,764
Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd.	51,294,063	134,169
Hon Hai Precision Industry Co. Ltd.	24,733,191	105,908
HTC Corp.	1,989,040	66,497
Taiwan Semiconductor Manufacturing Co. Ltd. ADR	3,818,048	49,902
Formosa Plastics Corp.	11,414,780	39,101
Nan Ya Plastics Corp.	13,525,780	37,401
MediaTek Inc.	2,675,174	36,298
Cathay Financial Holding Co. Ltd.	18,954,100	35,082
China Steel Corp.	29,128,081	33,848
Formosa Chemicals & Fibre Corp.	8,195,500	29,989
Chunghwa Telecom Co. Ltd.	7,867,456	24,055
Delta Electronics Inc.	5,157,240	23,796
Chinatrust Financial Holding Co. Ltd.	25,787,159	21,919
Fubon Financial Holding Co. Ltd.	15,398,610	21,439
Acer Inc.	7,328,297	19,910
Mega Financial Holding Co. Ltd.	22,213,000	18,008
* Chimei Innolux Corp.	13,624,101	17,106
Compal Electronics Inc.	12,000,689	15,855
* AU Optronics Corp.	15,497,640	15,183
Quanta Computer Inc.	7,143,950	15,094
United Microelectronics Corp.	24,384,175	15,060
Asustek Computer Inc.	1,650,040	14,817
Uni-President Enterprises Corp.	10,463,892	14,185
Yuanta Financial Holding Co. Ltd.	17,522,000	14,126
Far Eastern New Century Corp.	8,188,627	13,915
First Financial Holding Co. Ltd.	13,941,630	12,743
Taiwan Mobile Co. Ltd.	5,377,000	12,678
Advanced Semiconductor Engineering Inc.	9,838,556	12,239
China Development Financial Holding Corp.	25,954,901	11,903
Formosa Petrochemical Corp.	3,304,950	10,691
Wistron Corp.	5,379,293	10,535
Taiwan Cement Corp.	9,365,700	10,071
Hua Nan Financial Holdings Co. Ltd.	11,399,997	9,250
* Chunghwa Telecom Co. Ltd. ADR	305,011	9,111
Chang Hwa Commercial Bank	10,737,000	9,082
Taiwan Cooperative Bank	10,450,900	8,842
Synnex Technology International Corp.	3,344,463	8,776
Siliconware Precision Industries Co.	6,110,000	8,624
* Shin Kong Financial Holding Co. Ltd.	16,310,297	8,245
Lite-On Technology Corp.	5,908,442	8,025
Taiwan Fertilizer Co. Ltd.	2,110,000	7,912
Foxconn Technology Co. Ltd.	1,924,913	7,759
SinoPac Financial Holdings Co. Ltd.	16,021,000	7,748
Macronix International	9,618,927	7,407
Unimicron Technology Corp.	3,550,750	7,354
Largan Precision Co. Ltd.	268,376	7,313
Cheng Shin Rubber Industry Co. Ltd.	3,269,362	7,198
United Microelectronics Corp. ADR	2,241,948	7,129
Far EasTone Telecommunications Co. Ltd.	4,627,000	6,925
* Taishin Financial Holding Co. Ltd.	11,861,364	6,859
Epistar Corp.	1,819,408	6,630
* Wintek Corp.	3,842,000	6,570
President Chain Store Corp.	1,508,536	6,417
E.Sun Financial Holding Co. Ltd.	9,403,432	6,405

Powertech Technology Inc.	1,700,050	6,329
WPG Holdings Ltd.	3,146,801	6,135
Catcher Technology Co. Ltd.	1,439,800	5,926
Asia Cement Corp.	5,355,915	5,901
Pou Chen Corp.	6,210,517	5,887
* Pegatron Corp.	4,247,639	5,882
* AU Optronics Corp. ADR	601,266	5,772
* Walsin Lihwa Corp.	9,296,000	5,613
* China Petrochemical Development Corp.	4,591,000	5,185
Tripod Technology Corp.	1,099,760	5,066
Advanced Semiconductor Engineering Inc. ADR	816,385	4,996
* Eva Airways Corp.	4,231,900	4,862
Yulon Motor Co. Ltd.	2,245,015	4,684
KGI Securities Co. Ltd.	8,107,000	4,680
* China Airlines Ltd.	5,963,491	4,541
Novatek Microelectronics Corp.	1,367,275	4,508
Far Eastern Department Stores Co. Ltd.	2,466,590	4,350
Simplo Technology Co. Ltd.	598,110	4,226
Polaris Securities Co. Ltd.	5,864,040	4,101
* E Ink Holdings Inc.	2,127,000	3,848
* Yang Ming Marine Transport Corp.	3,679,776	3,693
* Evergreen Marine Corp. Taiwan Ltd.	3,489,000	3,646
* Powerchip Technology Corp.	15,107,460	3,599
China Life Insurance Co. Ltd.	3,420,388	3,581
TSRC Corp.	1,346,000	3,525
Siliconware Precision Industries Co. ADR	490,875	3,402
* Inotera Memories Inc.	5,346,002	3,366
Sino-American Silicon Products Inc.	821,000	3,357
Inventec Co. Ltd.	5,700,305	3,340
Giant Manufacturing Co. Ltd.	842,319	3,275
* Taiwan Business Bank	6,951,320	3,211
Taiwan Glass Industrial Corp.	2,371,526	3,163
Coretronic Corp.	1,878,000	3,142
* Qisda Corp.	4,415,000	3,110
LCY Chemical Corp.	1,214,975	3,096
Clevo Co.	1,406,176	3,086
Waterland Financial Holdings	5,283,000	3,046
Richtek Technology Corp.	392,105	3,045
Yageo Corp.	5,581,000	2,913
Teco Electric and Machinery Co. Ltd.	4,645,000	2,899
* Winbond Electronics Corp.	7,812,000	2,891
Motech Industries Inc.	721,827	2,885
Ruentex Industries Ltd.	1,210,000	2,850
* Tatung Co. Ltd.	11,736,000	2,747
Tung Ho Steel Enterprise Corp.	2,229,842	2,623
U-Ming Marine Transport Corp.	1,216,000	2,615
Realtek Semiconductor Corp.	1,111,069	2,608
* HannStar Display Corp.	13,303,000	2,604
Highwealth Construction Corp.	1,103,000	2,591
Young Fast Optoelectronics Co. Ltd.	259,747	2,588
Everlight Electronics Co. Ltd.	851,497	2,578
Chroma ATE Inc.	818,000	2,524
* Wan Hai Lines Ltd.	3,018,500	2,522
* Nanya Technology Corp.	3,981,419	2,520
Chicony Electronics Co. Ltd.	1,155,599	2,519
Radiant Opto-Electronics Corp.	1,146,000	2,501
Kinsus Interconnect Technology Corp.	776,000	2,499
Feng Hsin Iron & Steel Co.	1,277,000	2,457

Gintech Energy Corp.	774,000	2,442
Advantech Co. Ltd.	782,659	2,411
Nan Ya Printed Circuit Board Corp.	631,320	2,374
Hiwin Technologies Corp.	452,000	2,355
Phison Electronics Corp.	354,510	2,303
Cheng Uei Precision Industry Co. Ltd.	988,500	2,200
Formosa Taffeta Co. Ltd.	2,204,000	2,196
* Chipbond Technology Corp.	1,203,000	2,186
Farglory Land Development Co. Ltd.	880,000	2,184
* Ritek Corp.	7,106,000	2,152
Eternal Chemical Co. Ltd.	1,807,433	2,144
USI Corp.	1,591,000	2,093
Huaku Development Co. Ltd.	629,000	2,066
* CMC Magnetics Corp.	7,485,000	2,046
Oriental Union Chemical Corp.	1,380,000	2,011
* Nan Kang Rubber Tire Co. Ltd.	1,251,000	1,977
Ruentex Development Co. Ltd.	1,311,000	1,976
* King Yuan Electronics Co. Ltd.	3,172,000	1,974
* G Tech Optoelectronics Corp.	482,442	1,906
AmTRAN Technology Co. Ltd.	2,015,000	1,890
Tainan Spinning Co. Ltd.	2,598,000	1,833
* Chunghwa Picture Tubes	11,968,351	1,829
* Ta Chong Bank Co. Ltd.	4,043,000	1,785
Capital Securities Corp.	3,307,764	1,778
Goldsun Development & Construction Co. Ltd.	3,400,000	1,743
Faraday Technology Corp.	791,000	1,704
Ability Enterprise Co. Ltd.	991,000	1,697
Mitac International Corp.	3,314,995	1,693
Solar Applied Materials Technology Co.	679,000	1,678
Shinkong Synthetic Fibers Corp.	3,283,000	1,674
D-Link Corp.	1,568,000	1,665
Elan Microelectronics Corp.	1,067,000	1,657
Gigabyte Technology Co. Ltd.	1,454,000	1,605
* Compeq Manufacturing Co.	2,546,000	1,604
Transcend Information Inc.	538,363	1,597
Far Eastern International Bank	3,110,000	1,594
Radium Life Tech Co. Ltd.	1,166,000	1,591
Wistron NeWeb Corp.	531,000	1,588
* Sintek Photronic Corp.	2,002,000	1,567
* Neo Solar Power Corp.	605,000	1,562
Micro-Star International Co. Ltd.	2,589,000	1,562
Zinwell Corp.	814,000	1,549
China Steel Chemical Corp.	373,000	1,549
CTCI Corp.	1,330,000	1,541
* China Manmade Fibers Corp.	2,813,000	1,529
TXC Corp.	796,000	1,521
Grand Pacific Petrochemical	2,066,000	1,500
China Motor Corp.	1,582,000	1,491
Ralink Technology Corp.	398,000	1,484
Taiwan Hon Chuan Enterprise Co. Ltd.	617,000	1,466
Yuen Foong Yu Paper Manufacturing Co. Ltd.	3,004,000	1,452
St. Shine Optical Co. Ltd.	115,000	1,452
Prince Housing & Development Corp.	1,986,000	1,451
Pixart Imaging Inc.	313,719	1,451
Greatek Electronics Inc.	1,403,000	1,450
* Chung Hung Steel Corp.	2,359,000	1,443
* Jih Sun Financial Holdings Co. Ltd.	3,015,000	1,437
Pan-International Industrial	930,000	1,431

Taiwan Secom Co. Ltd.	760,000	1,407
Green Energy Technology Inc.	310,000	1,394
Kenda Rubber Industrial Co. Ltd.	1,318,000	1,384
* Taichung Commercial Bank	3,040,000	1,380
Formosa International Hotels Corp.	80,310	1,378
* Via Technologies Inc.	1,265,000	1,371
Vanguard International Semiconductor Corp.	2,392,000	1,367
Formosa Epitaxy Inc.	886,000	1,363
Career Technology MFG. Co. Ltd.	734,000	1,362
Taiwan Surface Mounting Technology Co. Ltd.	525,000	1,358
BES Engineering Corp.	3,692,000	1,327
Yungtay Engineering Co. Ltd.	929,000	1,312
Altek Corp.	864,000	1,310
Soft-World International Corp.	272,000	1,295
Wei Chuan Food Corp.	1,081,000	1,292
Evergreen International Storage & Transport Corp.	1,388,000	1,288
President Securities Corp.	1,916,000	1,284
China Synthetic Rubber Corp.	1,241,000	1,281
TTY Biopharm Co. Ltd.	259,000	1,277
* King's Town Bank	2,096,000	1,229
Chong Hong Construction Co.	446,000	1,222
UPC Technology Corp.	1,465,000	1,219
Unity Opto Technology Co. Ltd.	660,000	1,214
ENG Electric Co. Ltd.	159,000	1,213
Huang Hsiang Construction Co.	420,000	1,203
Elite Semiconductor Memory Technology Inc.	595,000	1,198
* Kinpo Electronics	3,115,000	1,184
Formosan Rubber Group Inc.	1,148,000	1,177
Silicon Integrated Systems Corp.	1,627,000	1,175
Shihlin Electric & Engineering Corp.	883,000	1,172
Tong Yang Industry Co. Ltd.	886,000	1,169
Hey Song Corp.	1,287,000	1,158
* Asia Optical Co. Inc.	561,000	1,149
Cheng Loong Corp.	2,339,000	1,143
* Wafer Works Corp.	697,000	1,124
Ambassador Hotel	709,000	1,117
Masterlink Securities Corp.	2,426,000	1,114
China Bills Finance Corp.	2,678,000	1,106
Cathay Real Estate Development Co. Ltd.	1,887,000	1,105
* Sanyang Industry Co. Ltd.	1,812,000	1,102
Taiwan TEA Corp.	1,538,000	1,094
ITEQ Corp.	694,000	1,093
Dynapack International Technology Corp.	331,000	1,092
Tong Hsing Electronic Industries Ltd.	233,000	1,086
Forhouse Corp.	1,086,000	1,085
CyberTAN Technology Inc.	802,000	1,080
Gemtek Technology Corp.	739,000	1,070
Great Wall Enterprise Co. Ltd.	986,000	1,060
* Pan Jit International Inc.	762,000	1,051
Ton Yi Industrial Corp.	1,912,000	1,043
Ardentec Corp.	918,000	1,036
Phihong Technology Co. Ltd.	582,000	1,030
T JOIN Transportation Co.	1,036,000	1,025
MIN AIK Technology Co. Ltd.	342,000	1,019
Solartech Energy Corp.	371,000	1,015
Opto Technology Corp.	1,395,000	1,014
A-DATA Technology Co. Ltd.	487,000	1,004
Sincere Navigation	809,000	998

Lien Hwa Industrial Corp.	1,280,000	998
TA Chen Stainless Pipe	1,354,000	995
* Sunplus Technology Co. Ltd.	1,268,000	989
ALI Corp.	651,000	985
Entire Technology Co. Ltd.	220,000	978
Gigastorage Corp.	583,000	976
Yieh Phui Enterprise Co. Ltd.	2,392,000	974
Sonix Technology Co. Ltd.	430,000	971
Taiflex Scientific Co. Ltd.	372,760	962
Infortrend Technology Inc.	711,000	945
Visual Photonics Epitaxy Co. Ltd.	398,000	945
Hung Sheng Construction Co. Ltd.	1,394,000	934
Hung Poo Real Estate Development Corp.	580,000	927
Silitech Technology Corp.	304,000	925
WT Microelectronics Co. Ltd.	566,000	922
* Powercom Co. Ltd.	393,000	919
Cyberlink Corp.	265,000	918
* Microbio Co. Ltd.	543,000	916
Holy Stone Enterprise Co. Ltd.	711,000	907
Shin Zu Shing Co. Ltd.	336,000	902
ITE Technology Inc.	433,000	899
Wah Lee Industrial Corp.	430,000	898
Merida Industry Co. Ltd.	491,000	897
Everlight Chemical Industrial Corp.	774,000	894
Asia Polymer Corp.	519,000	887
Lealea Enterprise Co. Ltd.	1,455,000	880
Shinkong Textile Co. Ltd.	557,000	876
* Mosel Vitelic Inc.	1,734,000	869
* Gloria Material Technology Corp.	949,000	866
* Shihlin Paper Corp.	367,000	865
* CSBC Corp. Taiwan	920,000	863
Global Unichip Corp.	201,000	857
* Unizyx Holding Corp.	1,071,000	857
Global Mixed Mode Technology Inc.	178,000	854
* Dahan Development Corp.	218,000	850
Chin-Poon Industrial Co.	962,000	841
Chinese Gamer International Corp.	109,000	841
* Walsin Technology Corp.	1,193,000	832
Makalot Industrial Co. Ltd.	351,000	827
Compal Communications Inc.	781,000	824
Accton Technology Corp.	1,142,000	821
* Genius Electronic Optical Co. Ltd.	85,000	817
* Genesis Photonics Inc.	319,000	816
* Ho Tung Chemical Corp.	1,430,000	812
United Integrated Services Co. Ltd.	538,000	809
Etron Technology Inc.	1,012,000	808
Taiwan Paiho Ltd.	748,000	805
Sigurd Microelectronics Corp.	808,000	803
Kindom Construction Co.	839,000	803
First Steamship Co. Ltd.	385,000	803
Sinyi Realty Co.	362,000	800
* E-Ton Solar Tech Co. Ltd.	499,000	791
Jess-Link Products Co. Ltd.	348,000	790
International Games System Co. Ltd.	149,000	782
Avermedia Technologies	579,000	779
Hsin Kuang Steel Co. Ltd.	623,000	769
Systex Corp.	494,000	757
* J Touch Corp.	211,000	756

* Union Bank Of Taiwan	1,866,000	752
Young Optics Inc.	126,000	740
Lingsen Precision Industries Ltd.	842,000	733
Taiwan Life Insurance Co. Ltd.	634,000	732
Taiwan Styrene Monomer	1,479,000	730
Edison Opto Corp.	135,000	723
Elitegroup Computer Systems Co. Ltd.	1,746,000	722
Firich Enterprises Co. Ltd.	364,000	716
Nien Hsing Textile Co. Ltd.	862,000	714
Depo Auto Parts Ind Co. Ltd.	283,000	714
YungShin Global Holding Corp.	502,000	711
Champion Building Materials Co. Ltd.	871,000	708
eMemory Technology Inc.	162,225	703
Feng TAY Enterprise Co. Ltd.	630,000	702
Giga Solar Materials Corp.	22,584	681
Yeun Chyang Industrial Co. Ltd.	789,000	681
Elite Material Co. Ltd.	648,000	678
Newmax Technology Co. Ltd.	137,370	674
* WUS Printed Circuit Co. Ltd.	870,000	674
King Slide Works Co. Ltd.	130,000	671
Darfon Electronics Corp.	527,000	671
Universal Cement Corp.	1,026,000	668
Shih Wei Navigation Co. Ltd.	490,000	668
* MPI Corp.	161,000	666
Chia Hsin Cement Corp.	1,147,000	665
National Petroleum Co. Ltd.	528,000	659
China Metal Products	592,000	657
Tyntek Corp.	828,000	656
Tong-Tai Machine & Tool Co. Ltd.	457,000	655
Rich Development Co. Ltd.	1,074,000	652
AcBel Polytech Inc.	802,000	645
Holtek Semiconductor Inc.	415,000	638
Merry Electronics Co. Ltd.	363,000	636
KEE TAI Properties Co. Ltd.	887,000	635
* Chung Hwa Pulp Corp.	1,200,000	634
I-Chiun Precision Industry Co. Ltd.	502,000	631
* Kuoyang Construction Co. Ltd.	832,000	628
Test-Rite International Co.	835,000	625
* Kinko Optical Co. Ltd.	327,000	624
Federal Corp.	877,000	621
* Acme Electronics Corp.	127,000	615
Springsoft Inc.	486,000	612
Lotes Co. Ltd.	112,000	604
* Shining Building Business Co. Ltd.	433,000	604
* Microelectronics Technology Inc.	992,000	604
Sunrex Technology Corp.	533,000	601
* FSP Technology Inc.	449,000	596
* Episil Technologies Inc.	785,000	590
Chung Hsin Electric & Machinery Manufacturing Corp.	957,000	589
Excelsior Medical Co. Ltd.	195,000	587
Taiwan Sogo Shin Kong SEC	703,000	586
* Unitech Printed Circuit Board Corp.	929,000	585
Asia Vital Components Co. Ltd.	509,000	583
China Electric Manufacturing Corp.	709,000	582
China Chemical & Pharmaceutical Co. Ltd.	632,000	582
Sirtec International Co. Ltd.	274,000	578
Quanta Storage Inc.	530,000	577
Mercuries & Associates Ltd.	740,000	573

FLEXium Interconnect Inc.	285,000	573
Taiwan PCB Techvest Co. Ltd.	396,000	572
Advanced International Multitech Co. Ltd.	281,000	571
Formosa Advanced Technologies Co. Ltd.	378,000	571
Youngtek Electronics Corp.	198,000	569
Pacific Hospital Supply Co. Ltd.	152,000	566
Taiwan Cogeneration Corp.	865,000	562
Getac Technology Corp.	893,000	561
Alpha Networks Inc.	627,000	557
* Pihsiang Machinery Manufacturing Co. Ltd.	348,000	555
Sitronix Technology Corp.	248,000	547
Tsann Kuen Enterprise Co. Ltd.	261,000	542
Chun Yuan Steel	1,017,000	541
Kinik Co.	272,000	541
Topco Scientific Co. Ltd.	353,000	540
* Continental Holdings Corp.	1,198,000	540
* Sampo Corp.	1,538,000	538
Test Research Inc.	323,000	530
PC Home Online	96,000	523
Globe Union Industrial Corp.	514,000	520
* Star Comgistic Capital Co. Ltd.	362,000	519
Zig Sheng Industrial Co. Ltd.	783,000	517
LES Enphants Co. Ltd.	336,000	517
Taiwan Fire & Marine Insurance Co.	539,000	514
Weltrend Semiconductor	591,000	513
Apex Biotechnology Corp.	225,000	512
Coxon Precise Industrial Co. Ltd.	245,810	512
KYE Systems Corp.	624,000	511
* Concord Securities Corp.	1,341,000	503
* Eastern Media International Corp.	2,027,000	502
Chinese Maritime Transport Ltd.	219,000	501
Chang Wah Electromaterials Inc.	87,000	501
ICP Electronics Inc.	338,000	500
Nantex Industry Co. Ltd.	537,000	499
Gamania Digital Entertainment Co. Ltd.	307,000	498
Yem Chio Co. Ltd.	530,000	498
Advanced Ceramic X Corp.	114,000	497
* Namchow Chemical Industrial Ltd.	386,000	497
* Li Peng Enterprise Co. Ltd.	783,000	495
I-Sheng Electric Wire & Cable Co. Ltd.	296,000	492
* Gold Circuit Electronics Ltd.	1,055,000	488
Shinkong Insurance Co. Ltd.	497,000	487
Thye Ming Industrial Co. Ltd.	384,000	483
Inventec Appliances Corp.	538,000	480
* Lite-On Semiconductor Corp.	703,000	479
* Aurora Corp.	279,000	479
Taiwan Sakura Corp.	608,000	478
* Cando Corp.	631,923	478
HUA ENG Wire & Cable	1,175,000	476
* AGV Products Corp.	1,005,000	472
* Phytohealth Corp.	281,000	457
* Taiwan Pulp & Paper Corp.	760,000	455
Senao International Co. Ltd.	214,000	452
* Yeh-Chiang Technology Corp.	313,000	451
* Taiwan Land Development Corp.	817,000	449
Weikeng Industrial Co. Ltd.	480,000	444
Actron Technology Corp.	98,000	438
* ProMOS Technologies Inc.	5,975,000	436

Elite Advanced Laser Corp.	169,000	435
Taiwan Semiconductor Co. Ltd.	517,000	434
San Fang Chemical Industry Co. Ltd.	357,000	434
* Tatung Co. Ltd. GDR	92,281	433
* Ta Ya Electric Wire & Cable	1,395,000	428
Flytech Technology Co. Ltd.	153,000	427
SDI Corp.	305,000	425
Syncmold Enterprise Corp.	252,000	422
* Great Taipei Gas Co. Ltd.	665,000	422
Long Chen Paper Co. Ltd.	1,026,000	420
L&K Engineering Co. Ltd.	354,000	415
Userjoy Technology Co. Ltd.	57,000	415
Ichia Technologies Inc.	706,000	415
Great China Metal Industry	355,000	413
* Tekcore Co. Ltd.	337,000	413
Aten International Co. Ltd.	218,000	411
* Kwong Fong Industries	822,000	406
Tainan Enterprises Co. Ltd.	292,000	405
Sinon Corp.	821,000	403
Grape King Industrial Co.	259,000	402
Channel Well Technology Co. Ltd.	348,000	401
ACES Electronic Co. Ltd.	194,000	400
Ablerex Electronics Co. Ltd.	42,570	397
AVY Precision Technology Inc.	92,000	396
TA-I Technology Co. Ltd.	339,000	394
Longwell Co.	255,000	389
Mirle Automation Corp.	338,000	388
* Leofoo Development Co.	521,000	385
Supreme Electronics Co. Ltd.	421,000	385
Eclat Textile Co. Ltd.	318,000	384
Advanced Wireless Semiconductor Co.	241,000	384
Chien Kuo Construction Co. Ltd.	668,000	383
Taisun Enterprise Co. Ltd.	637,000	382
Power Quotient International Co. Ltd.	531,000	382
* Taiwan Acceptance Corp.	195,000	381
Wei Mon Industry Co. Ltd.	553,000	381
San Chih Semiconductor Co.	79,000	381
Adlink Technology Inc.	223,000	378
Lumax International Corp. Ltd.	191,000	378
Huga Optotech Inc.	381,915	374
Bright Led Electronics Corp.	298,000	373
Tung Thih Electronic Co. Ltd.	89,000	373
Sesoda Corp.	290,000	373
Hannstar Board Corp.	526,000	369
* Bank of Kaohsiung	703,000	369
* Lextar Electronics Corp.	198,710	367
* Wellypower Optronics Corp.	316,000	366
* Fulltech Fiber Glass Corp.	364,000	365
G Shank Enterprise Co. Ltd.	433,000	363
King's Town Construction Co. Ltd.	304,000	363
Kenmec Mechanical Engineering Co. Ltd.	448,000	362
Jentech Precision Industrial Co. Ltd.	67,000	362
* Janfusun Fancyworld Corp.	926,000	361
* Harvatek Corp.	329,000	359
Anpec Electronics Corp.	276,000	359
* Sanyo Electric Taiwan Co. Ltd.	282,000	358
First Hotel	353,000	357
Macroblock Inc.	73,000	356

AV Tech Corp.	114,000	353
Long Bon International Co. Ltd.	806,000	352
Wisdom Marine Lines Co. Ltd.	251,150	351
* Taiyen Biotech Co. Ltd.	444,000	348
Walton Advanced Engineering Inc.	540,000	346
Zeng Hsing Industrial Co. Ltd.	90,000	344
ASROCK Inc.	95,000	339
* Jenn Feng New Energy Co. Ltd.	267,000	338
* Orient Semiconductor Electronics Ltd.	1,127,000	337
* Giantplus Technology Co. Ltd.	484,000	337
Sinbon Electronics Co. Ltd.	424,000	335
Capella Microsystems Taiwan Inc.	55,000	333
Wah Hong Industrial Corp.	126,000	327
* Rechi Precision Co. Ltd.	557,000	327
Sporton International Inc.	138,000	327
* Hold-Key Electric Wire & Cable Co. Ltd.	435,000	326
Arcadyan Technology Corp.	156,000	325
Hu Lane Associate Inc.	133,000	325
Leadtrend Technology Corp.	75,000	322
Alcor Micro Corp.	157,000	318
Paragon Technologies Co. Ltd.	159,000	317
* Ocean Plastics Co. Ltd.	402,000	314
Topoint Technology Co. Ltd.	260,000	312
Orise Technology Co. Ltd.	131,000	310
* Horizon Securities Co. Ltd.	954,000	310
Mayer Steel Pipe Corp.	368,000	309
ShenMao Technology Inc.	174,000	307
* Integrated Memory Logic Ltd.	90,470	306
P-Two Industries Inc.	219,000	302
* LAN FA Textile	471,000	302
Dynamic Electronics Co. Ltd.	468,000	301
Mag Layers Scientific-Technics Co. Ltd.	107,000	298
* BenQ Materials Corp.	367,000	297
GeoVision Inc.	86,000	294
Sunonwealth Electric Machine Industry Co. Ltd.	320,000	294
* Formosan Union Chemical	502,000	293
Super Dragon Technology Co. Ltd.	171,000	290
Yung Chi Paint & Varnish Manufacturing Co. Ltd.	186,000	287
* Froch Enterprise Co. Ltd.	451,000	286
* Global Brands Manufacture Ltd.	435,000	285
* Ways Technical Corp. Ltd.	141,000	283
APCB Inc.	288,000	283
* China General Plastics Corp.	634,000	279
Basso Industry Corp.	311,000	277
* TYC Brother Industrial Co. Ltd.	432,000	276
Hong TAI Electric Industrial	552,000	275
Thinking Electronic Industrial Co. Ltd.	172,000	272
Kaulin Manufacturing Co. Ltd.	279,000	272
* Shuttle Inc.	441,000	271
Tah Hsin Industrial Co. Ltd.	272,000	270
Raydium Semiconductor Corp.	50,311	270
HiTi Digital Inc.	215,000	269
* Ta Chong Securities Co. Ltd.	578,000	265
ENE Technology Inc.	164,000	265
TaiDoc Technology Corp.	107,440	264
Netronix Inc.	114,000	262
Insyde Software Corp.	66,000	259
Ve Wong Corp.	310,000	258

* Cosmos Bank Taiwan	833,000	254
Zentel Electronic Corp.	101,000	253
E-LIFE MALL Corp.	154,000	253
O-TA Precision Industry Co. Ltd.	195,000	252
Abnova Corp.	82,000	246
DA CIN Construction Co. Ltd.	387,000	246
ACHEM TECHNOLOGY Corp.	358,000	246
Taiwan Mask Corp.	553,000	245
* Microlife Corp.	135,000	242
XinTec Inc.	142,167	240
* Farglory F T Z Investment Holding Co. Ltd.	223,000	240
* Tang Eng Iron Works Co. Ltd.	241,000	236
Shiny Chemical Industrial Co. Ltd.	147,000	235
Portwell Inc.	222,000	235
China Glaze Co. Ltd.	275,000	231
Meiloon Industrial Co.	423,000	228
Prosperity Dielectrics Co. Ltd.	230,000	223
* RDC Semiconductor Co. Ltd.	121,000	221
Southeast Cement Co. Ltd.	513,000	219
Sheng Yu Steel Co. Ltd.	288,000	219
Hung Ching Development Co.	285,000	218
Plotech Co. Ltd.	257,000	217
China Hi-ment Corp.	167,000	215
Topco Technologies Corp.	84,000	214
Well Shin Technology Co. Ltd.	118,000	213
Fortune Electric Co. Ltd.	288,000	212
* Changs Ascending Enterprise Co. Ltd.	35,261	212
* Solelytex Industrial Corp.	313,000	211
* C-Media Electronics Inc.	139,000	210
Standard Chemical & Pharma	194,000	205
* Astro Corp.	101,000	197
WAN HWA Enterprise Co.	339,000	195
CyberPower Systems Inc.	86,000	194
* Johnson Health Tech Co. Ltd.	133,000	193
DFI Inc.	195,000	191
San Shing Fastech Corp.	170,000	190
* Taiwan IC Packaging Corp.	507,000	187
* Taiwan Chi Cheng Enterprise Co. Ltd.	330,000	186
Sunspring Metal Corp.	140,000	185
Yufo Electronics Co. Ltd.	202,000	180
Sea Sonic Electronics Co. Ltd.	96,000	177
Ruentex Engineering & Construction Co.	119,000	172
Central Reinsurance Co. Ltd.	269,000	169
* Tecom Co. Ltd.	523,000	165
* ThaiLin Semiconductor Corp.	308,000	162
Ta Yih Industrial Co. Ltd.	73,000	154
Cub Elecparts Inc.	58,000	153
* EFUN Technologies Co. Ltd.	98,000	150
* Contrel Technology Co. Ltd.	201,000	140
* DelSolar Co. Ltd.	49,842	128
* Union Insurance Co. Ltd.	201,000	125
Tatung Fine Chemical Co.	28,202	78
* Kai Chieh International Investment Ltd.	45,396	70
* E-one Moli Energy Corp.	49,355	54
* Cando Corp. Rights Exp 2/11/11	152,419	20
* J Touch Corp. Rights Expire 3/11/2011	14,087	12
* Les Enphants Co. Ltd. Rights Exp. 02/18/2011	19,274	6
* Asia Vital Components Co. Ltd. Rights Exp. 02/14/11	44,344	5

* Fulltech Fiber Glass Corp. Rights Exp 2/18/11	29,598	3
		1,638,928
Thailand (0.4%)
PTT PCL (Foreign)	2,366,115	25,663
PTT Exploration & Production PCL (Foreign)	3,341,355	17,518
Siam Commercial Bank PCL (Foreign)	4,402,600	13,399
Kasikornbank PCL (Foreign)	3,400,500	12,992
Bangkok Bank PCL (Foreign)	2,386,900	11,630
Siam Cement PCL (Foreign)	881,100	9,499
Banpu PCL	396,440	9,419
CP ALL PCL (Foreign)	6,247,285	7,787
* Bangkok Bank PCL (Local)	1,427,500	6,886
Advanced Info Service PCL (Foreign)	2,574,600	6,667
* Kasikornbank PCL	1,700,400	6,331
Charoen Pokphand Foods PCL (Foreign)	8,304,300	5,907
Thai Oil PCL (Foreign)	2,328,100	5,227
IRPC PCL (Foreign)	28,064,000	4,623
PTT Chemical PCL (Foreign)	1,012,295	4,572
Bank of Ayudhya PCL(Local)	5,219,179	4,157
Indorama Ventures PCL	3,079,394	3,890
Krung Thai Bank PCL (Foreign)	7,522,210	3,864
PTT Aromatics & Refining PCL (Foreign)	3,141,600	3,802
BEC World PCL (Foreign)	2,370,905	2,428
* Banpu PCL (Local)	102,300	2,417
* Thai Airways International PCL	1,861,000	2,273
Glow Energy PCL (Foreign)	1,446,845	1,886
* Thanachart Capital PCL	1,805,600	1,779
* True Corp. PCL	7,467,400	1,583
* Thai Union Frozen Products PCL	924,500	1,353
* Electricity Generating PCL	376,100	1,297
* PTT Chemical PCL	282,185	1,274
* Hana Microelectronics PCL	1,537,600	1,262
* Siam Makro PCL	263,000	1,209
* Delta Electronics Thai PCL	1,243,600	1,156
* Minor International PCL	3,291,900	1,155
Bangkok Dusit Medical Services PCL	694,000	1,076
* Tisco Financial Group PCL	985,600	1,070
Home Product Center PCL	3,711,400	992
Sri Trang Agro-Industry PCL	891,800	965
* PTT PCL	84,500	917
* Bumrungrad Hospital PCL	728,400	775
* Robinson Department Store PCL	1,133,200	752
* Kiatnakin Bank PCL	674,300	742
Pruksa Real Estate PCL	1,338,700	720
Esso Thailand PCL	2,870,200	692
Hemaraj Land and Development PCL	12,064,400	664
^ Thai Vegetable Oil PCL	717,500	657
Thai Tap Water Supply PCL	3,214,600	640
* Sino Thai Engineering & Construction PCL	1,606,100	639
Polyplex PCL	582,100	608
* Quality Houses PCL	8,848,200	587
* Sahaviriya Steel Industries PCL	13,764,300	572
Amata Corp. PCL	1,268,300	563
* BTS Group Holdings PCL	23,170,200	550
* Bangkok Expressway PCL	873,900	535
Jasmine International PCL	8,793,800	522
* Thoresen Thai Agencies PCL	880,500	521

* Dynasty Ceramic PCL	329,900	521
Supalai PCL	1,584,100	501
* Thai Plastic & Chemical PCL	604,800	490
Khon Kaen Sugar Industry PCL	1,125,100	487
* G Steel PCL	23,002,700	479
* CalComp Electronics Thailand PCL	4,449,700	470
* TPI Polene PCL	1,309,800	460
Siamgas & Petrochemicals PCL	775,400	442
* Italian-Thai Development PCL	3,428,700	406
* Precious Shipping PCL	675,100	389
Bangchak Petroleum PCL	646,300	362
* Major Cineplex Group PCL	932,800	350
* Bangkokland PCL	16,977,400	346
* Asian Property Development PCL	1,708,300	323
* BEC World PCL	313,900	321
CH Karnchang PCL	1,141,100	301
LPN Development PCL	1,077,500	300
MCOT PCL	285,000	268
* Kim Eng Securities Thailand PCL	564,100	263
* G J Steel PCL (Local)	32,781,400	255
Ticon Industrial Connection PCL	626,800	252
* Phatra Capital PCL	265,800	249
Somboon Advance Technology PCL	311,800	248
STP & I PCL	302,800	245
* Krung Thai Bank PCL	463,800	238
GFPT PCL	912,500	236
* Samart Corp. PCL	810,500	232
* Charoen Pokphand Foods PCL	299,000	213
* Thaicom PCL	1,213,000	213
* Tata Steel Thailand PCL	4,459,900	207
* Regional Container Lines PCL	478,900	203
Rojana Industrial Park PCL	593,800	190
* Thainox Stainless PCL	4,371,100	189
Bangkok Chain Hospital PCL	896,800	186
Sansiri PCL	1,001,500	176
Central Plaza Hotel PCL	1,040,400	156
* Bank of Ayudhya PCL (Local)	182,200	145
* CP ALL PCL (Local)	107,400	134
* Bangkok Metro PCL	5,580,200	116
* IRPC PCL	294,100	48
* Thai Oil PCL	16,500	37
* Indorama Ventures PCL Rights Exp. 02/25/2011	342,154	23
* PTT Aromatics & Refining PCL	16,000	19
* Glow Energy PCL	11,900	16
* Sahaviriya Steel Industries PCL Rights Exp. 02/22/11	2,752,860	1
		212,370
Turkey (0.4%)
Turkiye Garanti Bankasi AS	6,038,235	26,839
Akbank TAS	3,432,192	16,136
Turkiye Is Bankasi	4,531,731	14,220
Turkcell Iletisim Hizmet AS	2,216,945	13,609
Tupras Turkiye Petrol Rafinerileri AS	361,495	9,367
BIM Birlesik Magazalar AS	240,115	7,716
Haci Omer Sabanci Holding AS (Bearer)	1,798,339	7,645
* Yapi ve Kredi Bankasi AS	2,532,021	7,391
Anadolu Efes Biracilik Ve Malt Sanayii AS	579,962	7,176
Turkiye Halk Bankasi AS	907,317	7,146

KOC Holding AS	1,725,197	7,033
Turk Telekomunikasyon AS	1,528,603	6,278
Turkiye Vakiflar Bankasi Tao	2,171,058	5,348
* Turk Hava Yollari	1,173,399	3,799
* Eregli Demir ve Celik Fabrikalari TAS	1,157,436	3,639
Enka Insaat ve Sanayi AS	821,253	3,103
Arcelik AS	482,690	2,510
Asya Katilim Bankasi AS	1,285,786	2,242
Coca-Cola Icecek AS	185,893	2,085
* Turkiye Sise ve Cam Fabrikalari AS	980,626	2,021
* Dogan Sirketler Grubu Holdings	2,450,137	1,687
* Petkim Petrokimya Holding AS	1,142,920	1,646
* Tekfen Holding AS	370,391	1,537
Koza Altin Isletmeleri AS	130,852	1,514
Aygaz AS	248,806	1,345
Turkiye Sinai Kalkinma Bankasi AS	774,041	1,215
* Trakya Cam Sanayi AS	500,276	1,040
Akmerkez Gayrimenkul Yatirim Ortakligi AS	20,829	997
Ulker Biskuvi Sanayi AS	259,903	901
* Dogan Yayin Holding AS	691,029	852
Yazicilar Holding AS Class A	110,599	831
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS	1,579,682	797
* Ihlas Holding AS	819,359	789
Albaraka Turk Katilim Bankasi AS	521,610	774
Sekerbank TAS	725,506	745
Hurriyet Gazetecilik AS	534,128	731
Kartonsan Karton Sanayi ve Ticaret AS	5,096	726
* Koza Anadolu Metal Madencilik Isletmeleri AS	268,234	725
* Is Gayrimenkul Yatirim Ortakligi AS	621,775	713
EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	454,684	685
Cimsa Cimento Sanayi VE Tica	112,007	681
* Dogus Otomotiv Servis ve Ticaret AS	212,819	679
Mardin Cimento Sanayii ve Ticaret AS	136,254	661
* Yapi Kredi Sigorta AS	77,378	650
* Sinpas Gayrimenkul Yatirim Ortakligi AS	483,667	645
Aselsan Elektronik Sanayi Ve Ticaret AS	130,041	643
Akcansa Cimento AS	132,255	613
* Akenerji Elektrik Uretim AS	311,645	603
Turk Traktor ve Ziraat Makineleri AS	36,875	587
* Adana Cimento Sanayii TAS Class A	158,417	562
* Aksa Akrilik Kimya Sanayii	230,087	543
* Gubre Fabrikalari TAS	57,707	530
* Bagfas Bandirma Gubre Fabrik	4,974	523
Konya Cimento Sanayii AS	2,693	516
Anadolu Sigorta	621,679	516
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	343,259	510
* Anadolu Cam Sanayii AS	239,219	474
Aksigorta AS	338,255	468
Galatasaray Sportif Sinai ve Ticari Yatirimlar AS	2,250	467
Turcas Petrol AS	186,641	453
Anadolu Hayat Emeklilik AS	138,182	453
* Zorlu Enerji Elektrik Uretim AS	272,592	442
* Park Elektrik Uretim Madencilik Sanayi ve Ticaret AS	185,133	438
Fenerbahce Sportif Hizmetleri Sanayi ve Ticaret AS	10,363	436
Baticim Bati Anadolu Cimento Sanayii AS	88,089	423
Pinar SUT Mamulleri Sanayii AS	49,721	415
* Deva Holding AS	224,024	408
* Alarko Holding AS	185,256	403

Bursa Cimento Fabrikasi AS	131,627	396
Otokar Otomotiv Ve Savunma Sanayi A.S.	23,210	387
Vestel Beyaz Esya Sanayi ve Ticaret AS	183,899	383
Goltas Goller Bolgesi Cimento Sanayi ve Ticaret A.S.	7,955	382
* Is Finansal Kiralama AS	367,042	372
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class A	512,159	367
* Vestel Elektronik Sanayi ve Ticaret A.S.	231,823	349
* Nortel Networks Netas Telekomunikasyon AS	6,280	336
* TAT Konserve Sanayii AS	131,544	317
* Ipek Matbacilik Sanayi Ve Ticaret AS	143,539	299
* NET Holding AS	375,288	295
Is Yatirim Menkul Degerler AS	165,718	287
Eczacibasi Yatirim Holding Ortakligi AS	87,076	280
* Izmir Demir Celik Sanayi AS	103,655	278
Celebi Hava Servisi AS	16,800	272
Borusan Mannesmann Boru Sanayi ve Ticaret AS	23,492	255
* Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	33,167	250
Afyon Cimento Sanayi Tas	1,990	244
* Boyner Buyuk Magazacilik	101,810	238
* Mondi Tire Kutsan Kagit Ve Ambalaj Sanayii AS	221,272	226
* Banvit Bandirma Vitaminli Yem Sanayii ASA	69,105	211
* Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class B	254,237	200
Bolu Cimento Sanayii AS	197,964	197
* Tekstil Bankasi AS	290,228	183
* Dogan Gazetecilik AS	87,196	174
* Gunes Sigorta	103,680	123
		197,596
United Kingdom (14.4%)
HSBC Holdings plc	50,362,594	549,502
Vodafone Group plc	149,789,991	421,002
BP plc	53,609,532	416,719
Rio Tinto plc	4,146,275	286,272
GlaxoSmithKline plc	14,852,242	268,637
Royal Dutch Shell plc Class B	7,710,442	267,976
BHP Billiton plc	6,312,394	241,983
Royal Dutch Shell plc Class A	6,732,974	237,727
BG Group plc	9,673,195	217,736
British American Tobacco plc	5,711,084	210,801
AstraZeneca plc	4,099,175	199,086
Anglo American plc	3,773,266	184,853
Standard Chartered plc	6,671,591	173,921
Barclays plc	32,733,599	153,923
Tesco plc	22,956,331	148,131
Diageo plc	7,166,281	137,742
Xstrata plc	5,884,244	130,297
Royal Dutch Shell plc Class A (Amsterdam Shares)	3,408,192	120,275
* Lloyds Banking Group plc	116,821,407	118,220
Unilever plc	3,667,232	106,644
Reckitt Benckiser Group plc	1,761,549	95,752
National Grid plc	9,988,442	88,980
SABMiller plc	2,715,324	87,837
Imperial Tobacco Group plc	2,909,340	83,134
Prudential plc	7,295,877	79,036
Centrica plc	14,784,506	75,734
BT Group plc	22,291,656	62,859
Aviva plc	8,075,148	57,653
Rolls-Royce Group plc	5,338,389	54,572

Tullow Oil plc	2,548,721	54,177
BAE Systems plc	9,736,459	53,312
Scottish & Southern Energy plc	2,652,532	49,229
Compass Group plc	5,411,768	48,127
WPP plc	3,528,468	43,693
Shire plc	1,618,471	42,730
British Sky Broadcasting Group plc	3,281,655	39,682
Pearson plc	2,329,194	38,225
Experian plc	2,941,914	36,506
* Royal Bank of Scotland Group plc	49,929,179	33,294
ARM Holdings plc	3,791,624	31,541
Old Mutual plc	15,592,320	31,338
Reed Elsevier plc	3,488,863	30,907
Legal & General Group plc	16,876,002	30,006
International Power plc	4,379,168	29,649
Smith & Nephew plc	2,561,574	28,718
* Wolseley plc	817,478	28,492
Kingfisher plc	6,775,272	27,333
* Cairn Energy plc	4,030,640	26,778
WM Morrison Supermarkets plc	6,102,754	26,056
Marks & Spencer Group plc	4,549,412	25,971
Antofagasta plc	1,137,173	25,747
Smiths Group plc	1,123,204	24,493
Man Group plc	5,137,686	24,193
Standard Life plc	6,489,416	23,883
Land Securities Group plc	2,189,986	23,678
Carnival plc	513,213	23,418
RSA Insurance Group plc	9,921,706	21,611
Burberry Group plc	1,248,187	21,465
J Sainsbury plc	3,484,550	21,306
British Land Co. plc	2,514,779	20,902
Randgold Resources Ltd.	259,029	19,750
Capita Group plc	1,772,513	19,273
Johnson Matthey plc	618,638	19,123
Petrofac Ltd.	743,798	18,683
AMEC plc	954,231	18,333
Sage Group plc	3,770,293	17,807
Resolution Ltd.	4,186,507	17,537
Intercontinental Hotels Group plc	830,183	17,477
G4S plc	4,051,744	17,443
Associated British Foods plc	1,022,376	17,383
Aggreko plc	746,775	17,172
Next plc	541,067	17,144
United Utilities Group plc	1,954,979	17,056
Admiral Group plc	579,453	15,258
Weir Group plc	598,947	15,205
* Autonomy Corp. plc	623,136	14,937
Severn Trent plc	680,656	14,921
Kazakhmys plc	615,977	14,841
GKN plc	4,423,053	14,296
Whitbread plc	504,199	14,006
Hammerson plc	2,032,143	13,966
3i Group plc	2,792,022	13,858
Rexam plc	2,534,147	13,856
ICAP plc	1,605,893	13,790
Inmarsat plc	1,253,093	13,687
* ITV plc	10,647,712	13,263
Intertek Group plc	460,268	12,808

IMI plc	913,452	12,751
Invensys plc	2,328,001	12,523
Serco Group plc	1,419,030	12,521
Vedanta Resources plc	341,060	12,433
Lonmin plc	466,579	12,407
Meggitt plc	2,180,756	12,393
Eurasian Natural Resources Corp. plc	742,027	12,028
Informa plc	1,710,995	11,819
Tate & Lyle plc	1,327,235	11,722
Bunzl plc	939,466	11,440
Cobham plc	3,323,137	11,175
* Premier Oil plc	332,566	10,818
Fresnillo plc	516,003	10,729
Investec plc	1,382,172	10,590
Balfour Beatty plc	1,965,211	10,582
Travis Perkins plc	652,092	10,577
Segro plc	2,126,851	10,171
Logica plc	4,577,101	9,950
Pennon Group plc	1,011,920	9,778
Babcock International Group plc	1,038,390	9,596
Croda International plc	392,343	9,359
Schroders plc	324,036	9,353
John Wood Group plc	1,060,593	9,289
Amlin plc	1,417,292	8,865
Capital Shopping Centres Group plc	1,477,552	8,699
Mondi plc	1,049,318	8,601
Cable & Wireless Worldwide plc	7,512,580	8,532
Home Retail Group plc	2,460,116	8,512
* Cookson Group plc	789,847	8,413
* Rentokil Initial plc	5,185,522	8,317
Firstgroup plc	1,379,567	8,262
Michael Page International plc	915,470	7,869
United Business Media Ltd.	697,833	7,849
* Essar Energy plc	926,062	7,704
Hays plc	3,954,132	7,674
Thomas Cook Group plc	2,474,032	7,558
Petropavlovsk plc	455,372	7,470
* Inchcape plc	1,249,772	7,462
Daily Mail & General Trust plc	830,885	7,449
Melrose plc	1,423,178	7,184
Spectris plc	331,326	7,169
Carillion plc	1,143,038	7,031
Aberdeen Asset Management plc	1,963,405	7,011
Northumbrian Water Group plc	1,465,280	6,938
IG Group Holdings plc	930,687	6,738
TUI Travel plc	1,627,694	6,598
Derwent London plc	260,454	6,546
Rotork plc	247,487	6,508
Drax Group plc	1,043,540	6,483
* Afren plc	2,768,355	6,436
Spirax-Sarco Engineering plc	219,138	6,359
* Centamin Egypt Ltd.	2,796,244	6,126
Hiscox Ltd.	1,013,059	6,106
Charter International plc	468,903	6,065
Intermediate Capital Group plc	1,113,132	6,054
Halma plc	1,073,001	5,814
^ Provident Financial plc	382,283	5,778
William Hill plc	1,968,724	5,735

	London Stock Exchange Group plc	422,371	5,719
	Catlin Group Ltd.	957,477	5,678
	Aegis Group plc	2,519,395	5,634
	Cable & Wireless Communications plc	7,582,231	5,617
	Ultra Electronics Holdings plc	195,041	5,580
	Close Brothers Group plc	409,253	5,560
^	Henderson Group plc	2,268,182	5,551
	Chemring Group plc	100,369	5,410
	Persimmon plc	802,295	5,264
	Homeserve plc	748,016	5,244
	Victrex plc	224,395	5,178
	Hargreaves Lansdown plc	603,075	5,172
*	Gulf Keystone Petroleum Ltd.	2,011,625	5,128
	Electrocomponents plc	1,221,426	5,114
	Ladbrokes plc	2,435,429	5,097
	Great Portland Estates plc	883,452	5,096
	Stagecoach Group plc	1,516,163	5,096
	Aveva Group plc	192,041	5,089
*	Taylor Wimpey plc	9,094,264	5,049
	Hikma Pharmaceuticals plc	385,017	4,960
*	Berkeley Group Holdings plc	350,133	4,958
*	New World Resources NV Class A	300,751	4,897
	Britvic plc	677,809	4,869
*	National Express Group plc	1,233,213	4,834
	Premier Farnell plc	1,030,409	4,785
	Greene King plc	614,866	4,652
^,* ASOS plc		189,051	4,552
	Ashmore Group plc	795,146	4,449
^,* Misys plc		818,051	4,445
	Jardine Lloyd Thompson Group plc	433,401	4,406
	BBA Aviation plc	1,224,168	4,376
	Shaftesbury plc	609,537	4,283
	Spirent Communications plc	1,925,916	4,274
^,* Talvivaara Mining Co. plc		453,954	4,259
	Millennium & Copthorne Hotels plc	440,964	4,094
*	Barratt Developments plc	2,727,174	4,022
	Hunting plc	320,122	4,005
	International Personal Finance plc	726,757	3,986
	DS Smith plc	1,222,438	3,957
*	Rockhopper Exploration plc	692,625	3,954
	QinetiQ Group plc	1,844,942	3,922
*	SIG plc	1,669,360	3,900
*	Mitchells & Butlers plc	698,869	3,861
	Micro Focus International plc	581,518	3,823
	Ashtead Group plc	1,422,175	3,778
	Tullett Prebon plc	604,482	3,757
*	Telecity Group plc	475,745	3,734
	Brit Insurance Holdings NV	222,245	3,723
*	EnQuest plc	1,642,354	3,723
	Hochschild Mining plc	477,622	3,719
	Halfords Group plc	567,707	3,699
	Rightmove plc	274,263	3,674
	Lancashire Holdings Ltd.	412,164	3,666
*	Debenhams plc	3,424,747	3,613
	Booker Group plc	3,815,616	3,534
^	Mitie Group plc	990,249	3,467
	Wellstream Holdings plc	275,730	3,461
*	BowLeven plc	610,028	3,426

	Ferrexpo plc	498,939	3,392
*	Imagination Technologies Group plc	585,998	3,383
*	Soco International plc	576,917	3,359
*	Howden Joinery Group plc	1,790,392	3,359
*	BTG plc	932,234	3,356
	Morgan Crucible Co. plc	768,992	3,350
*	Dixons Retail plc	10,199,886	3,335
	Bellway plc	333,578	3,270
	Davis Service Group plc	482,973	3,260
*	CSR plc	521,489	3,225
*	Jupiter Fund Management plc	636,697	3,212
	PZ Cussons plc	547,460	3,177
	WH Smith plc	425,236	3,155
	Atkins WS plc	285,142	3,139
	Capital & Counties Properties plc	1,309,273	3,095
	Kesa Electricals plc	1,496,227	3,087
	Vodafone Group plc ADR	107,648	3,053
	Regus plc	1,870,568	3,019
	TalkTalk Telecom Group plc	1,162,246	3,004
	Fenner plc	542,691	2,975
	Heritage Oil plc	567,915	2,964
*	easyJet plc	486,318	2,957
*	Petra Diamonds Ltd.	1,051,321	2,916
	De La Rue plc	266,418	2,845
	Forth Ports plc	129,403	2,831
	African Barrick Gold Ltd.	348,449	2,799
	Domino's Pizza UK & IRL plc	321,282	2,781
	Renishaw plc	103,990	2,715
	St. James's Place plc	551,826	2,680
^,* PartyGaming plc		873,015	2,671
	Beazley plc	1,395,512	2,659
	Senior plc	1,120,191	2,651
	Marston's plc	1,617,846	2,650
*	Bovis Homes Group plc	377,313	2,646
	Elementis plc	1,266,394	2,633
	Filtrona plc	584,237	2,632
	Restaurant Group plc	561,507	2,560
	Yule Catto & Co. plc	726,104	2,553
*	Playtech Ltd.	414,420	2,551
*	Cape plc	328,754	2,479
*	Enterprise Inns plc	1,433,094	2,471
	Bodycote plc	536,214	2,466
	Paragon Group of Cos. plc	799,704	2,448
	Pace plc	782,836	2,394
	Dairy Crest Group plc	379,604	2,360
	Genus plc	164,861	2,349
	ITE Group plc	632,667	2,308
*	Cove Energy plc	1,357,726	2,284
	JD Wetherspoon plc	317,035	2,254
	Rathbone Brothers plc	122,332	2,250
	Synergy Health plc	157,046	2,225
	Go-Ahead Group plc	110,245	2,200
*	SDL plc	220,036	2,165
	Fidessa Group plc	87,625	2,155
	Shanks Group plc	1,130,249	2,105
*	Premier Foods plc	6,147,626	2,099
	Greggs plc	279,494	2,087
	Kier Group plc	104,087	2,084

	Abcam plc	386,755	2,083
*	Colt Group SA	883,851	2,054
	RPS Group plc	604,470	2,016
*	Punch Taverns plc	1,816,146	1,997
	N Brown Group plc	437,789	1,988
	Laird plc	754,255	1,954
*	Salamander Energy plc	415,579	1,947
*	SuperGroup plc	78,835	1,935
^,* Ocado Group plc		551,506	1,931
	Dunelm Group plc	257,577	1,930
*	London Mining plc	320,721	1,869
	Keller Group plc	174,742	1,867
	Mothercare plc	213,541	1,841
	Cranswick plc	134,389	1,841
	Computacenter plc	260,072	1,822
	F&C Asset Management plc	1,317,721	1,819
	Savills plc	323,268	1,815
	Grainger plc	1,126,667	1,778
	Devro plc	466,036	1,719
*	Northgate plc	362,909	1,703
*	EnCore Oil plc	785,395	1,696
	Big Yellow Group plc	317,158	1,676
	Brewin Dolphin Holdings plc	650,687	1,669
	Sthree plc	277,217	1,650
	Dignity plc	156,453	1,629
^	Northern Foods plc	1,334,972	1,594
*	Avocet Mining plc	461,278	1,584
^,* Kalahari Minerals plc		415,303	1,559
	Interserve plc	355,301	1,544
*	Wolfson Microelectronics plc	313,067	1,512
*	Unite Group plc	457,935	1,490
	Anglo Pacific Group plc	277,069	1,488
*	Songbird Estates plc	656,333	1,472
*	Gem Diamonds Ltd.	336,417	1,456
*	Diploma plc	309,114	1,431
*	Faroe Petroleum plc	451,056	1,423
*	Mecom Group plc	320,597	1,413
*	Gulfsands Petroleum plc	257,411	1,379
	JKX Oil & Gas plc	292,660	1,366
	Rank Group plc	670,186	1,354
*	Aurelian Oil & Gas plc	1,080,450	1,329
	Dechra Pharmaceuticals plc	160,960	1,314
	Helical Bar plc	286,921	1,298
*	Sports Direct International plc	478,410	1,264
	Mcbride plc	504,874	1,254
^	Carpetright plc	105,636	1,234
*	Chariot Oil & Gas Ltd.	289,166	1,207
*	Blinkx plc	760,570	1,195
^,* Yell Group plc		6,752,312	1,194
*	Hansen Transmissions International NV	1,328,103	1,191
	Euromoney Institutional Investor plc	107,026	1,187
*	TT electronics plc	408,281	1,183
	Mears Group plc	230,435	1,173
	Chesnara plc	282,524	1,155
	Kcom Group plc	1,246,778	1,148
	ST Modwen Properties plc	429,369	1,146
*	Vectura Group plc	873,181	1,143
*	Raven Russia Ltd.	1,072,988	1,143

*	Petroceltic International plc	5,705,314	1,142
*	Redrow plc	588,735	1,119
*	IQE plc	1,300,583	1,115
	Morgan Sindall Group plc	102,037	1,112
	Chaucer Holdings plc	1,359,969	1,111
	Galliford Try plc	221,914	1,110
	Stobart Group Ltd.	476,408	1,108
	Development Securities plc	327,946	1,103
	Sportingbet plc	1,334,501	1,074
	BP plc ADR	22,567	1,071
	Game Group plc	988,949	1,062
	Moneysupermarket.com Group plc	727,595	1,044
*	Petroneft Resources plc	998,391	1,044
*	Velti plc	75,139	1,029
	Majestic Wine plc	153,460	1,016
	Workspace Group plc	2,470,277	1,010
	Xchanging plc	552,689	1,003
	Holidaybreak plc	179,033	987
*	Trinity Mirror plc	734,024	982
*	Valiant Petroleum plc	95,258	966
	Robert Walters plc	192,758	951
*	Borders & Southern Petroleum plc	940,367	948
*	Metric Property Investments plc	542,888	946
*	Gartmore Group Ltd.	587,802	941
*	Quintain Estates & Development plc	1,487,497	929
*	Hamworthy plc	116,017	929
*	Hargreaves Services plc	64,040	920
	Severfield-Rowen plc	253,653	916
	WSP Group plc	161,642	912
^,* Pursuit Dynamics plc		159,569	902
	Collins Stewart plc	638,384	885
*	Primary Health Properties plc	169,602	883
*	Avis Europe plc	235,193	865
	Marshalls plc	466,991	854
*	Highland Gold Mining Ltd.	288,089	815
	Wincanton plc	335,699	803
*	John Menzies plc	109,845	797
	Telecom Plus plc	104,804	764
*	Caledon Resources plc	449,742	734
	RSM Tenon Group plc	777,754	722
	Mouchel Group plc	321,072	715
*	Lavendon Group plc	468,200	708
*	Circle Oil plc	1,274,365	704
	Evolution Group plc	603,315	696
	Speedy Hire plc	1,343,444	620
	Immunodiagnostic Systems Holdings plc	44,443	616
*	Lookers plc	606,044	572
*	Axis-Shield plc	116,380	567
	PV Crystalox Solar plc	672,119	565
*	Minerva plc	345,393	553
*	Clarkson plc	29,835	544
	Melrose Resources plc	143,495	540
*	Monitise plc	1,540,990	506
*	Pendragon plc	1,637,310	491
*	Sterling Energy plc	438,752	477
	Robert Wiseman Dairies plc	84,163	459
*	UK Coal plc	629,484	454
	Topps Tiles plc	343,327	445

*	Healthcare Locums plc			236,557	423
	eaga plc			332,108	421
	^,* Desire Petroleum plc			665,569	410
*	CLS Holdings plc			45,716	384
*	Capital & Regional plc			652,790	381
	Hampson Industries plc			647,656	374
^	HMV Group plc			985,584	371
	Costain Group plc			92,571	326
*	Eros International plc			84,133	324
*	Falkland Oil & Gas Ltd.			203,624	308
*	Hardy Oil & Gas plc			115,251	277
^	888 Holdings plc			323,139	242
	Promethean World plc			246,886	231
*	Nanoco Group plc			152,114	218
*	Findel plc			915,531	216
*	Johnston Press plc			1,068,655	180
	^,* Ceres Power Holdings plc			131,942	156
*	DTZ Holdings plc			181,474	116
					7,766,377
	Total Common Stocks (Cost $47,401,273)				53,499,789
					Market
					Value
		Coupon		Shares	($000)
	Temporary Cash Investments (2.7%)[1]
	Money Market Fund (2.7%)
	[3,4] Vanguard Market Liquidity Fund	0.207%		1,426,519,765	1,426,520

				Face	Market
			Maturity	Amount	Value
		Coupon	Date	($000)	($000)
	U.S. Government and Agency Obligations (0.0%)
	[5,6] Fannie Mae Discount Notes	0.300%	3/21/11	435	435
	[5,6] Federal Home Loan Bank Discount Notes	0.210%	6/3/11	15,000	14,988
5	Freddie Mac Discount Notes	0.240%	3/7/11	6,000	5,999
	[5,6] Freddie Mac Discount Notes	0.210%	5/23/11	2,000	1,998
					23,420
	Total Temporary Cash Investments (Cost $1,449,941)				1,449,940
	Total Investments (102.2%) (Cost $48,851,214)				54,949,729
	Other Assets and Liabilities-Net (-2.2%)[4]				(1,157,989)
	Net Assets (100%)				53,791,740

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $936,266,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.9% and 2.3%, respectively, of net assets.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2011, the aggregate value of these securities was $67,834,000, representing 0.1% of net assets.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 Includes $991,946,000 of collateral received for securities on loan.
5 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
6 Securities with a value of $12,625,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

GDR—Global Depositary Receipt.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Total International Stock Index Fund

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2011	2433	98,735	3,427
FTSE 100 Index	March 2011	823	76,893	(349)
Topix Index	March 2011	524	58,137	1,722

Unrealized appreciation (depreciation) on open FTSE 100 futures contracts is required to be treated as realized gain (loss) for tax purposes.

At January 31, 2011, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

				Contract Amount (000)	Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman & Co.	3/23/11	EUR	69,517 USD	95,247	2,231
Brown Brothers Harriman & Co.	3/16/11	JPY	4,622,100 USD	56,433	1,516
Brown Brothers Harriman & Co.	3/23/11	GBP	48,224 USD	77,212	1,193

EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2011, the counterparty had deposited in a segregated account cash with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Total International Stock Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	7,283,523	46,216,058	208
Temporary Cash Investments	1,426,520	23,420	—
Futures Contracts—Liabilities[1]	(837)	—	—
Forward Currency Contracts—Assets	—	4,940	—
Total	8,709,206	46,244,418	208
1 Represents variation margin on the last day of the reporting period.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended January 31, 2011:

Investments in
Common Stock
Amount valued based on Level 3 Inputs	($000)
Balance as of October 31, 2010	211
Change in Unrealized Appreciation (Depreciation)	(3)
Balance as of January 31, 2011	208

E. At January 31, 2011, the cost of investment securities for tax purposes was $48,934,244,000. Net unrealized appreciation of investment securities for tax purposes was $6,015,485,000, consisting of unrealized gains of $7,468,860,000 on securities that had risen in value since their purchase and $1,453,375,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (63.7%)
Vanguard Total Stock Market Index Fund Investor Shares	108,252,305	3,491,137
Vanguard Asset Allocation Fund Investor Shares	64,232,727	1,595,541
		5,086,678
International Stock Fund (24.1%)
Vanguard Total International Stock Index Fund Investor Shares	121,387,151	1,926,414

Bond Fund (12.1%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	92,056,106	964,748

Total Investment Companies (Cost $6,477,120)		7,977,840
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.207% (Cost $3,826)	3,826,159	3,826

Total Investments (100.0%) (Cost $6,480,946)		7,981,666
Other Assets and Liabilities-Net (0.0%)		402
Net Assets (100%)		7,982,068

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2011, the cost of investment securities for tax purposes was $6,480,946,000. Net unrealized appreciation of investment securities for tax purposes was $1,500,720,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Income Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (99.9%)
U.S. Stock Funds (21.9%)
Vanguard Asset Allocation Fund Investor Shares	18,512,241	459,844
Vanguard Total Stock Market Index Fund Investor Shares	1,335,458	43,068
		502,912
International Stock Fund (6.4%)
Vanguard Total International Stock Index Fund Investor Shares	9,297,779	147,556

Bond Funds (71.6%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	112,073,093	1,174,526
Vanguard Short-Term Investment-Grade Fund Investor Shares	43,392,222	468,636
		1,643,162
Total Investment Companies (Cost $2,121,126)		2,293,630
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.207% (Cost $2,724)	2,723,991	2,724

Total Investments (100.0%) (Cost $2,123,850)		2,296,354
Other Assets and Liabilities-Net (0.0%)		(1,021)
Net Assets (100%)		2,295,333

1  Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2011, the cost of investment securities for tax purposes was $2,123,850,000. Net unrealized appreciation of investment securities for tax purposes was $172,504,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (35.5%)
Vanguard Asset Allocation Fund Investor Shares	52,490,523	1,303,865
Vanguard Total Stock Market Index Fund Investor Shares	31,348,092	1,010,976
		2,314,841
International Stock Fund (12.2%)
Vanguard Total International Stock Index Fund Investor Shares	50,158,321	796,013

Bond Funds (52.3%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	195,218,769	2,045,892
Vanguard Short-Term Investment-Grade Fund Investor Shares	126,874,614	1,370,246
		3,416,138
Total Investment Companies (Cost $5,705,696)		6,526,992
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund, 0.207% (Cost $2,585)	2,585,379	2,585

Total Investments (100.0%) (Cost $5,708,281)		6,529,577
Other Assets and Liabilities-Net (0.0%)		(851)
Net Assets (100%)		6,528,726

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2011, the cost of investment securities for tax purposes was $5,708,281,000. Net unrealized appreciation of investment securities for tax purposes was $821,296,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Investment Companies (100.0%)
U.S. Stock Funds (49.8%)
Vanguard Total Stock Market Index Fund Investor Shares	77,996,076	2,515,373
Vanguard Asset Allocation Fund Investor Shares	67,819,312	1,684,632
		4,200,005
International Stock Fund (18.2%)
Vanguard Total International Stock Index Fund Investor Shares	96,904,019	1,537,867

Bond Fund (32.0%)
1 Vanguard Total Bond Market II Index Fund Investor Shares	257,138,190	2,694,808

Total Investment Companies (Cost $6,878,827)		8,432,680
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
1 Vanguard Market Liquidity Fund, 0.207% (Cost $7,081)	7,080,969	7,081

Total Investments (100.1%) (Cost $6,885,908)		8,439,761
Other Assets and Liabilities-Net (-0.1%)		(5,434)
Net Assets (100%)		8,434,327

1 Affiliated fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown for Vanguard Market Liquidity Fund is the 7-day yield.

A. Security Valuation: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At January 31, 2011, 100% of the fund's investments were valued based on Level 1 inputs.

C. At January 31, 2011, the cost of investment securities for tax purposes was $6,885,908,000. Net unrealized appreciation of investment securities for tax purposes was $1,553,853,000, consisting entirely of unrealized gains on securities that had risen in value since their purchase.

Vanguard Developed Markets Index Fund

Schedule of Investments
As of January 31, 2011

		Market
		Value
	Shares	($000)
Common Stocks (98.6%)[1]
Australia (8.3%)
BHP Billiton Ltd.	3,205,186	142,443
Commonwealth Bank of Australia	1,478,181	77,559
Westpac Banking Corp.	2,852,806	65,639
Australia & New Zealand Banking Group Ltd.	2,442,656	57,837
National Australia Bank Ltd.	2,035,920	50,243
Rio Tinto Ltd.	415,874	35,431
Wesfarmers Ltd.	959,302	32,533
Woolworths Ltd.	1,175,031	31,314
Newcrest Mining Ltd.	712,303	26,645
Woodside Petroleum Ltd.	595,623	24,836
Westfield Group	2,092,616	20,502
CSL Ltd.	524,904	19,498
QBE Insurance Group Ltd.	988,362	17,289
Origin Energy Ltd.	842,381	13,843
Macquarie Group Ltd.	330,288	13,440
Telstra Corp. Ltd.	4,146,761	11,602
Santos Ltd.	792,660	10,720
^ AMP Ltd.	1,981,607	10,552
Suncorp Group Ltd.	1,220,120	10,466
Foster's Group Ltd.	1,845,888	10,412
Brambles Ltd.	1,360,428	9,765
Orica Ltd.	345,912	8,771
Stockland	2,269,134	8,158
Amcor Ltd.	1,163,409	8,001
* Fortescue Metals Group Ltd.	1,183,637	7,596
Insurance Australia Group Ltd.	1,979,656	7,531
* Westfield Retail Trust	2,759,161	7,287
Incitec Pivot Ltd.	1,550,936	6,685
Transurban Group	1,240,532	6,466
AGL Energy Ltd.	429,403	6,369
AXA Asia Pacific Holdings Ltd.	987,370	6,342
ASX Ltd.	165,711	6,173
Coca-Cola Amatil Ltd.	540,147	6,069
Alumina Ltd.	2,333,830	5,579
WorleyParsons Ltd.	183,116	5,073
Wesfarmers Ltd. Price Protected Shares	145,555	5,006
GPT Group	1,689,249	4,991
OZ Minerals Ltd.	2,986,496	4,961
* QR National Ltd.	1,626,542	4,541
Lend Lease Group	514,532	4,528
TABCORP Holdings Ltd.	647,005	4,493
* Asciano Ltd.	2,777,934	4,456
Computershare Ltd.	425,377	4,287
Sonic Healthcare Ltd.	350,306	4,177
Cochlear Ltd.	53,629	4,135
^ Leighton Holdings Ltd.	129,515	4,085
Goodman Group	6,095,651	4,049
Mirvac Group	3,255,527	4,033
Dexus Property Group	4,589,637	3,806

Toll Holdings Ltd.	639,330	3,750
Crown Ltd.	428,710	3,681
BlueScope Steel Ltd.	1,727,095	3,668
CFS Retail Property Trust	2,028,851	3,668
OneSteel Ltd.	1,274,679	3,475
Bendigo and Adelaide Bank Ltd.	345,848	3,379
Boral Ltd.	682,775	3,293
* Paladin Energy Ltd.	649,363	3,189
Metcash Ltd.	735,639	3,079
Tatts Group Ltd.	1,220,395	3,025
Sims Metal Management Ltd.	156,320	3,005
^ Fairfax Media Ltd.	2,033,009	2,745
* James Hardie Industries SE	413,484	2,592
* Qantas Airways Ltd.	1,067,220	2,548
CSR Ltd.	1,449,619	2,323
Ramsay Health Care Ltd.	126,406	2,152
MacArthur Coal Ltd.	166,900	2,092
Caltex Australia Ltd.	129,494	1,742
Goodman Fielder Ltd.	1,314,911	1,657
Billabong International Ltd.	193,916	1,567
Harvey Norman Holdings Ltd.	503,752	1,516
SP AusNet	1,311,472	1,149
MAp Group	357,017	1,067
Newcrest Mining Ltd. ADR	17,293	637
		911,216
Austria (0.3%)
Erste Group Bank AG	180,171	9,028
OMV AG	143,308	6,351
Voestalpine AG	105,083	4,727
Telekom Austria AG	315,039	4,336
* IMMOFINANZ AG	950,989	4,197
^ Raiffeisen Bank International AG	46,920	2,759
^ Verbund AG	64,862	2,592
Vienna Insurance Group AG Wiener Versicherung Gruppe	36,270	1,973
		35,963
Belgium (0.9%)
Anheuser-Busch InBev NV	689,209	38,131
Delhaize Group SA	96,417	7,624
Groupe Bruxelles Lambert SA	76,946	6,926
* KBC Groep NV	153,787	6,152
Ageas	2,134,112	6,044
Solvay SA Class A	56,591	5,917
Umicore SA	109,034	5,606
Belgacom SA	145,512	5,237
Bekaert SA	37,065	3,720
Colruyt SA	71,647	3,669
UCB SA	96,688	3,463
* Dexia SA	533,714	2,226
Mobistar SA	25,806	1,614
Cie Nationale a Portefeuille	25,272	1,398
		97,727
Denmark (1.0%)
Novo Nordisk A/S Class B	399,536	45,125
AP Moller - Maersk A/S Class B	1,258	12,224
* Danske Bank A/S	432,503	11,607
Carlsberg A/S Class B	102,285	10,187
* Vestas Wind Systems A/S	194,522	6,705

Novozymes A/S	44,039	6,107
AP Moller - Maersk A/S	525	4,937
DSV A/S	198,326	4,144
Coloplast A/S Class B	21,777	3,164
* William Demant Holding A/S	22,040	1,767
Tryg A/S	24,525	1,330
		107,297
Finland (1.1%)
Nokia Oyj	3,574,075	38,251
Fortum Oyj	424,579	13,084
Sampo Oyj	399,954	11,767
UPM-Kymmene Oyj	495,113	10,215
Kone Oyj Class B	148,262	8,078
Stora Enso Oyj	555,531	6,626
Metso Oyj	122,006	6,513
Wartsila Oyj	75,453	5,827
Nokian Renkaat Oyj	102,935	3,726
Kesko Oyj Class B	64,151	3,087
Elisa Oyj	125,872	2,772
Neste Oil Oyj	122,498	2,314
Outokumpu Oyj	121,894	2,278
Rautaruukki Oyj	80,587	2,016
Orion Oyj Class B	88,978	2,011
Sanoma Oyj	77,770	1,820
Pohjola Bank plc	130,486	1,740
		122,125
France (9.8%)
Total SA	2,017,178	118,053
BNP Paribas	914,797	68,377
Sanofi-Aventis SA	1,000,833	68,279
GDF Suez	1,180,652	46,824
Societe Generale	605,508	39,149
France Telecom SA	1,769,496	38,677
LVMH Moet Hennessy Louis Vuitton SA	233,725	36,469
Schneider Electric SA	231,989	36,215
AXA SA	1,639,130	34,691
Vivendi SA	1,180,064	33,798
Air Liquide SA	270,036	33,710
Danone	556,520	33,499
ArcelorMittal	819,324	29,952
Carrefour SA	571,820	28,033
L'Oreal SA	228,748	26,577
Vinci SA	419,799	24,285
Cie de St-Gobain	379,928	21,992
Pernod-Ricard SA	189,199	18,029
Unibail-Rodamco SE	87,326	16,680
Credit Agricole SA	918,115	13,578
Cie Generale d'Optique Essilor International SA	193,292	12,917
Cie Generale des Etablissements Michelin Class B	168,627	12,273
* Renault SA	183,027	11,962
PPR	72,317	11,567
Vallourec SA	105,427	11,460
Lafarge SA	190,928	11,308
* European Aeronautic Defence and Space Co. NV	388,498	11,192
Alstom SA	196,880	10,996
EDF SA	247,519	10,906
Veolia Environnement SA	332,424	10,384

Bouygues SA	220,980	10,283
Technip SA	93,706	9,099
Christian Dior SA	60,535	8,317
STMicroelectronics NV	609,003	7,364
* Alcatel-Lucent	2,210,499	7,359
Cap Gemini SA	140,377	7,088
SES SA	285,373	6,885
Accor SA	141,059	6,447
Sodexo	89,987	6,198
* Peugeot SA	145,395	6,090
Legrand SA	151,056	6,084
Publicis Groupe SA	117,982	6,074
Safran SA	159,634	5,768
Suez Environnement Co.	257,838	5,334
Casino Guichard Perrachon SA	52,830	5,165
Lagardere SCA	112,105	4,992
SCOR SE	161,703	4,473
Dassault Systemes SA	56,481	4,445
Groupe Eurotunnel SA	457,368	4,438
* Natixis	828,516	4,397
* Cie Generale de Geophysique - Veritas	137,414	4,163
* Edenred	150,952	3,611
Eutelsat Communications	93,968	3,429
Bureau Veritas SA	46,906	3,408
Klepierre	89,729	3,265
Thales SA	85,846	3,189
CNP Assurances	142,631	3,142
Neopost SA	30,320	2,744
Fonciere Des Regions	25,704	2,587
ICADE	22,346	2,425
* Atos Origin SA	43,519	2,424
Aeroports de Paris	28,546	2,399
Imerys SA	35,955	2,370
* Air France-KLM	129,461	2,368
Societe Television Francaise 1	112,678	2,186
Societe BIC SA	25,180	2,163
Gecina SA	17,718	2,117
* JC Decaux SA	63,988	2,049
Eurazeo	27,355	2,015
Hermes International	9,936	2,006
Eiffage SA	38,130	1,958
Eramet	5,061	1,797
Iliad SA	15,531	1,650
Metropole Television SA	62,299	1,525
^ PagesJaunes Groupe	122,703	1,260
BioMerieux	11,295	1,232
		1,071,614
Germany (8.2%)
^ Siemens AG	785,254	100,598
BASF SE	876,580	67,447
Allianz SE	433,193	60,176
Bayer AG	789,223	58,202
E.ON AG	1,718,742	57,377
* Daimler AG	779,771	57,008
Deutsche Bank AG	888,801	52,480
SAP AG	819,071	47,316
Deutsche Telekom AG	2,705,501	36,060

RWE AG	399,614	28,777
Muenchener Rueckversicherungs AG	179,867	28,177
Volkswagen AG Prior Pfd.	162,377	26,217
Bayerische Motoren Werke AG	315,985	24,247
Linde AG	161,357	23,523
Deutsche Post AG	808,535	14,847
Deutsche Boerse AG	186,311	14,123
^ ThyssenKrupp AG	319,639	12,962
Adidas AG	199,210	12,404
MAN SE	100,675	11,641
* Infineon Technologies AG	1,039,042	10,987
Fresenius Medical Care AG & Co. KGaA	183,044	10,712
Henkel AG & Co. KGaA Prior Pfd.	169,644	10,344
K&S AG	136,620	10,090
Fresenius SE & Co. KGaA	103,952	9,063
HeidelbergCement AG	133,905	8,746
Metro AG	123,340	8,681
Porsche Automobil Holding SE Prior Pfd.	83,694	7,767
Henkel AG & Co. KGaA	123,991	6,375
* Commerzbank AG	804,158	6,123
* Daimler AG	81,276	5,948
Lanxess AG	79,594	5,789
Merck KGaA	61,845	5,297
Beiersdorf AG	96,284	5,275
* Deutsche Lufthansa AG	217,169	4,561
GEA Group AG	158,509	4,522
Volkswagen AG	28,171	4,280
* QIAGEN NV	222,402	4,099
Hochtief AG	44,068	3,912
* Continental AG	47,935	3,771
Salzgitter AG	40,254	3,256
Hannover Rueckversicherung AG	57,788	3,233
Wacker Chemie AG	14,767	2,669
* Kabel Deutschland Holding AG	51,813	2,611
RWE AG Prior Pfd.	37,463	2,591
* Brenntag AG	27,174	2,573
Bayerische Motoren Werke AG Prior Pfd.	49,256	2,571
Fraport AG Frankfurt Airport Services Worldwide	35,318	2,488
Axel Springer AG	14,271	2,267
ProSiebenSat.1 Media AG Prior Pfd.	72,178	2,222
United Internet AG	115,101	1,908
Celesio AG	72,987	1,844
* TUI AG	133,455	1,838
Suedzucker AG	63,848	1,703
Puma AG Rudolf Dassler Sport	4,967	1,553
		905,251
Greece (0.3%)
National Bank of Greece SA	910,402	8,793
Coca Cola Hellenic Bottling Co. SA	175,307	5,170
OPAP SA	214,184	4,325
Bank of Cyprus Public Co. Ltd.	811,956	3,437
* Alpha Bank AE	479,382	2,807
Hellenic Telecommunications Organization SA	198,870	2,053
* EFG Eurobank Ergasias SA	310,960	1,827
Public Power Corp. SA	111,605	1,825
Hellenic Telecommunications Organization SA ADR	71,648	360
		30,597

Hong Kong (2.8%)
	Hutchison Whampoa Ltd.	2,034,491	23,834
	Hong Kong Exchanges and Clearing Ltd.	977,354	22,577
	Sun Hung Kai Properties Ltd.	1,349,553	22,427
	Cheung Kong Holdings Ltd.	1,326,978	21,959
*	AIA Group Ltd.	7,472,125	20,647
	CLP Holdings Ltd.	1,839,158	14,945
	Li & Fung Ltd.	2,180,769	14,192
	Hang Seng Bank Ltd.	731,297	12,104
	Swire Pacific Ltd. Class A	733,273	11,582
	BOC Hong Kong Holdings Ltd.	3,538,808	11,377
	Hang Lung Properties Ltd.	2,338,478	10,231
	Wharf Holdings Ltd.	1,312,111	9,957
	Hong Kong & China Gas Co. Ltd.	4,104,356	9,300
	Hongkong Electric Holdings Ltd.	1,321,385	8,368
	Henderson Land Development Co. Ltd.	1,036,559	7,168
	Link REIT	2,117,024	6,656
	Bank of East Asia Ltd.	1,454,578	6,289
*	Sands China Ltd.	2,307,200	5,718
	Esprit Holdings Ltd.	1,108,293	5,256
	MTR Corp.	1,372,097	5,003
	Hang Lung Group Ltd.	763,819	4,846
	Sino Land Co. Ltd.	2,480,286	4,709
	New World Development Ltd.	2,418,601	4,560
^	Wynn Macau Ltd.	1,484,800	4,117
	Kerry Properties Ltd.	688,273	3,666
	Wheelock & Co. Ltd.	877,353	3,543
	Shangri-La Asia Ltd.	1,342,231	3,491
	Hysan Development Co. Ltd.	599,624	2,877
	Cathay Pacific Airways Ltd.	1,121,280	2,838
	SJM Holdings Ltd.	1,517,000	2,539
	Yue Yuen Industrial Holdings Ltd.	709,183	2,437
	Wing Hang Bank Ltd.	170,616	2,308
	ASM Pacific Technology Ltd.	188,359	2,246
	Orient Overseas International Ltd.	209,159	2,104
	NWS Holdings Ltd.	1,235,977	2,091
	Cheung Kong Infrastructure Holdings Ltd.	431,746	2,059
	PCCW Ltd.	3,807,347	1,794
	Hopewell Holdings Ltd.	537,477	1,742
^,* Foxconn International Holdings Ltd.		2,051,422	1,448
	Lifestyle International Holdings Ltd.	564,456	1,404
*	Mongolia Energy Corp. Ltd.	2,939,781	838
*	Henderson Land Development Co. Ltd. Warrants Exp. 06/01/2011	200,711	43
			307,290
Ireland (0.2%)
	CRH plc	676,427	14,578
	Kerry Group plc Class A	134,453	4,358
*	Elan Corp. plc	474,698	3,219
	Ryanair Holdings plc ADR	56,721	1,734
*	Governor & Co. of the Bank of Ireland	3,204,480	1,340
	WPP plc ADR	19,480	1,207
	Ryanair Holdings plc	70,448	352
			26,788
Israel (0.7%)
	Teva Pharmaceutical Industries Ltd.	893,167	48,816
	Israel Chemicals Ltd.	422,155	6,648
	Bank Leumi Le-Israel BM	1,126,880	5,101

Bezeq The Israeli Telecommunication Corp. Ltd.	1,663,686	4,455
* Bank Hapoalim BM	950,372	4,321
* Israel Corp. Ltd.	2,209	2,540
* NICE Systems Ltd.	60,217	1,965
Partner Communications Co. Ltd.	81,251	1,560
* Israel Discount Bank Ltd. Class A	726,598	1,449
Cellcom Israel Ltd. (Registered)	47,301	1,426
Elbit Systems Ltd.	22,131	1,124
Mizrahi Tefahot Bank Ltd.	116,860	1,114
* Makhteshim-Agan Industries Ltd.	213,577	1,038
Delek Group Ltd.	3,792	855
		82,412
Italy (2.8%)
ENI SPA	2,484,713	58,817
Enel SPA	6,281,985	35,496
UniCredit SPA	12,875,661	31,887
Intesa Sanpaolo SPA (Registered)	7,350,492	24,452
Assicurazioni Generali SPA	1,114,357	24,303
Telecom Italia SPA (Registered)	8,970,473	12,742
Saipem SPA	253,105	12,690
Tenaris SA	449,463	10,578
* Fiat Industrial SPA	728,019	9,853
Snam Rete Gas SPA	1,360,083	7,136
Fiat SPA	731,550	7,121
Telecom Italia SPA (Bearer)	5,748,444	6,832
Unione di Banche Italiane SCPA	580,357	6,008
Terna Rete Elettrica Nazionale SPA	1,245,866	5,441
^ Banco Popolare SC	1,482,192	5,265
Parmalat SPA	1,656,930	5,250
Atlantia SPA	230,087	5,234
Finmeccanica SPA	384,542	5,193
Mediobanca SPA	449,751	4,541
Mediaset SPA	672,135	4,372
Prysmian SPA	173,522	3,501
Luxottica Group SPA	110,973	3,364
* Enel Green Power SPA	1,438,316	3,193
* Banca Monte dei Paschi di Siena SPA	2,130,762	2,718
Intesa Sanpaolo SPA (Bearer)	896,445	2,582
Exor SPA	61,187	1,885
Pirelli & C SPA	224,427	1,713
A2A SPA	1,058,912	1,572
* Autogrill SPA	109,161	1,570
Banca Carige SPA	539,715	1,276
		306,585
Japan (21.3%)
Toyota Motor Corp.	2,632,593	108,885
Honda Motor Co. Ltd.	1,555,892	65,723
Mitsubishi UFJ Financial Group Inc.	12,154,736	62,970
Canon Inc.	1,081,935	52,926
Sumitomo Mitsui Financial Group Inc.	1,282,052	43,535
Mizuho Financial Group Inc.	19,509,536	37,484
Mitsubishi Corp.	1,295,439	35,976
Takeda Pharmaceutical Co. Ltd.	715,930	34,423
Tokyo Electric Power Co. Inc.	1,357,546	32,991
Sony Corp.	958,735	32,971
FANUC Corp.	182,861	28,800
Mitsui & Co. Ltd.	1,658,420	27,815

Komatsu Ltd.	905,490	26,898
Softbank Corp.	774,887	26,604
NTT DoCoMo Inc.	14,627	26,089
Panasonic Corp.	1,872,852	25,598
Nintendo Co. Ltd.	94,559	25,524
Nissan Motor Co. Ltd.	2,372,888	23,933
Hitachi Ltd.	4,312,044	23,894
Nippon Telegraph & Telephone Corp.	495,777	23,036
Toshiba Corp.	3,841,786	22,667
Shin-Etsu Chemical Co. Ltd.	391,819	22,004
East Japan Railway Co.	324,656	21,418
Mitsubishi Estate Co. Ltd.	1,128,995	21,275
Tokio Marine Holdings Inc.	691,112	20,556
Nomura Holdings Inc.	3,372,163	20,448
Mitsubishi Electric Corp.	1,845,104	20,311
Seven & I Holdings Co. Ltd.	719,361	18,586
Kansai Electric Power Co. Inc.	717,135	17,727
Denso Corp.	464,460	17,059
Nippon Steel Corp.	4,876,073	16,602
Astellas Pharma Inc.	424,730	16,197
Mitsui Fudosan Co. Ltd.	798,235	16,182
Kyocera Corp.	155,456	16,135
Japan Tobacco Inc.	4,300	16,125
FUJIFILM Holdings Corp.	442,372	16,072
KDDI Corp.	2,787	15,698
ITOCHU Corp.	1,439,573	15,605
Chubu Electric Power Co. Inc.	619,567	15,483
Sumitomo Corp.	1,075,149	15,428
JX Holdings Inc.	2,146,372	14,708
Murata Manufacturing Co. Ltd.	193,788	14,656
JFE Holdings Inc.	440,374	14,208
Daiichi Sankyo Co. Ltd.	643,832	13,963
Kao Corp.	516,264	13,470
Inpex Corp.	2,044	13,329
MS&AD Insurance Group Holdings	514,607	12,213
Central Japan Railway Co.	1,435	12,106
Dai-ichi Life Insurance Co. Ltd.	7,650	11,985
Asahi Glass Co. Ltd.	961,376	11,955
Bridgestone Corp.	622,027	11,923
Marubeni Corp.	1,573,104	11,796
Mitsubishi Heavy Industries Ltd.	2,892,383	11,435
Kubota Corp.	1,102,548	11,259
Fujitsu Ltd.	1,774,470	11,028
Kirin Holdings Co. Ltd.	797,787	10,716
Tokyo Gas Co. Ltd.	2,438,767	10,630
Tokyo Electron Ltd.	163,445	10,621
Keyence Corp.	39,521	10,467
Sumitomo Electric Industries Ltd.	718,309	10,406
Sharp Corp.	953,077	9,858
ORIX Corp.	99,719	9,818
Nidec Corp.	103,669	9,749
Hoya Corp.	414,329	9,741
Secom Co. Ltd.	200,008	9,415
Toray Industries Inc.	1,399,568	9,263
* NKSJ Holdings Inc.	1,345,583	9,161
Ricoh Co. Ltd.	639,506	9,086
Tohoku Electric Power Co. Inc.	406,895	9,044
SMC Corp./Japan	51,571	8,707

Mitsubishi Chemical Holdings Corp.	1,219,446	8,484
^ Eisai Co. Ltd.	240,105	8,308
Sumitomo Realty & Development Co. Ltd.	340,152	8,307
Terumo Corp.	160,753	8,306
Sumitomo Metal Mining Co. Ltd.	500,878	8,291
Asahi Kasei Corp.	1,206,011	8,215
Sumitomo Trust & Banking Co. Ltd.	1,356,939	8,169
Kyushu Electric Power Co. Inc.	361,349	8,122
^ Resona Holdings Inc.	1,565,453	8,059
Nitto Denko Corp.	157,279	7,820
Sumitomo Chemical Co. Ltd.	1,500,823	7,799
Daiwa Securities Group Inc.	1,583,452	7,795
Daikin Industries Ltd.	223,349	7,762
Suzuki Motor Corp.	320,683	7,740
TDK Corp.	117,316	7,682
Sumitomo Metal Industries Ltd.	3,204,577	7,481
Fast Retailing Co. Ltd.	50,579	7,361
Dai Nippon Printing Co. Ltd.	537,050	7,326
Aeon Co. Ltd.	571,705	7,179
Mitsui OSK Lines Ltd.	1,093,692	7,113
Nikon Corp.	306,158	7,074
Ajinomoto Co. Inc.	636,525	7,041
NEC Corp.	2,477,777	7,019
Osaka Gas Co. Ltd.	1,850,836	6,999
Aisin Seiki Co. Ltd.	182,924	6,929
Asahi Breweries Ltd.	368,489	6,909
T&D Holdings Inc.	260,090	6,522
Shiseido Co. Ltd.	324,332	6,517
Nippon Yusen KK	1,461,253	6,380
West Japan Railway Co.	1,623	6,187
Rohm Co. Ltd.	93,920	6,086
Rakuten Inc.	6,891	6,057
* Otsuka Holdings Co. Ltd.	240,300	5,964
Chugoku Electric Power Co. Inc.	283,596	5,880
Bank of Yokohama Ltd.	1,172,600	5,861
Kobe Steel Ltd.	2,380,070	5,817
Olympus Corp.	207,477	5,804
Yamato Holdings Co. Ltd.	378,186	5,728
Daiwa House Industry Co. Ltd.	457,470	5,568
Odakyu Electric Railway Co. Ltd.	596,085	5,522
Toyota Industries Corp.	170,465	5,413
Sekisui House Ltd.	549,163	5,338
Yamada Denki Co. Ltd.	78,647	5,328
Isuzu Motors Ltd.	1,130,999	5,312
JS Group Corp.	239,969	5,239
Shionogi & Co. Ltd.	285,499	5,237
Shizuoka Bank Ltd.	571,838	5,232
Yahoo Japan Corp.	13,809	5,200
Nippon Building Fund Inc.	491	5,153
* Mitsubishi Motors Corp.	3,715,479	5,152
Daito Trust Construction Co. Ltd.	72,815	5,095
Hankyu Hanshin Holdings Inc.	1,095,491	5,066
Nippon Electric Glass Co. Ltd.	332,091	4,983
Omron Corp.	193,345	4,962
Shikoku Electric Power Co. Inc.	167,711	4,954
Tokyu Corp.	1,088,150	4,928
Toppan Printing Co. Ltd.	536,236	4,864
JGC Corp.	197,604	4,843

Dentsu Inc.	158,978	4,833
^ Kintetsu Corp.	1,555,012	4,805
Kawasaki Heavy Industries Ltd.	1,351,661	4,799
Fuji Heavy Industries Ltd.	559,655	4,785
Japan Real Estate Investment Corp.	465	4,664
* Yamaha Motor Co. Ltd.	251,379	4,635
Kuraray Co. Ltd.	328,535	4,602
Makita Corp.	106,439	4,600
Unicharm Corp.	118,116	4,566
Chiba Bank Ltd.	725,380	4,508
Oriental Land Co. Ltd.	47,798	4,401
Konica Minolta Holdings Inc.	456,532	4,392
Tobu Railway Co. Ltd.	782,012	4,318
Teijin Ltd.	895,519	4,301
Mazda Motor Corp.	1,450,940	4,267
Ibiden Co. Ltd.	121,670	4,100
Hokuriku Electric Power Co.	167,841	4,092
NGK Insulators Ltd.	241,556	4,063
Isetan Mitsukoshi Holdings Ltd.	359,489	4,026
NSK Ltd.	420,760	4,019
Ono Pharmaceutical Co. Ltd.	80,723	3,922
Chugai Pharmaceutical Co. Ltd.	212,576	3,908
NTT Data Corp.	1,203	3,900
Keikyu Corp.	444,807	3,811
Sega Sammy Holdings Inc.	190,334	3,806
Chuo Mitsui Trust Holdings Inc.	948,404	3,806
OJI Paper Co. Ltd.	812,400	3,801
Keio Corp.	551,915	3,703
Hokkaido Electric Power Co. Inc.	173,930	3,613
JSR Corp.	171,949	3,536
Toyota Tsusho Corp.	201,453	3,532
Electric Power Development Co. Ltd.	110,906	3,436
Brother Industries Ltd.	224,669	3,429
Mitsubishi Tanabe Pharma Corp.	214,392	3,427
Nippon Express Co. Ltd.	810,288	3,409
Kurita Water Industries Ltd.	107,982	3,393
Sumitomo Heavy Industries Ltd.	523,726	3,328
* Mitsubishi Materials Corp.	1,070,195	3,308
Hirose Electric Co. Ltd.	30,578	3,298
Fukuoka Financial Group Inc.	738,182	3,159
Shimano Inc.	63,080	3,146
Japan Steel Works Ltd.	299,200	3,141
Sekisui Chemical Co. Ltd.	409,104	3,133
Advantest Corp.	151,309	3,085
Sony Financial Holdings Inc.	831	3,068
TonenGeneral Sekiyu KK	269,700	3,037
Daihatsu Motor Co. Ltd.	183,861	3,036
THK Co. Ltd.	115,284	3,019
Showa Denko KK	1,358,024	2,987
Obayashi Corp.	623,738	2,974
Amada Co. Ltd.	341,602	2,970
Mitsui Chemicals Inc.	830,188	2,968
Nitori Holdings Co. Ltd.	35,366	2,959
MEIJI Holdings Co. Ltd.	65,422	2,958
Benesse Holdings Inc.	65,628	2,940
* All Nippon Airways Co. Ltd.	791,075	2,898
Lawson Inc.	57,576	2,871
IHI Corp.	1,267,805	2,868

	Taisho Pharmaceutical Co. Ltd.	129,239	2,854
	Bank of Kyoto Ltd.	307,812	2,839
	Sankyo Co. Ltd.	50,980	2,827
	Trend Micro Inc.	93,744	2,821
	Japan Retail Fund Investment Corp. Class A	1,522	2,792
	Kawasaki Kisen Kaisha Ltd.	662,730	2,771
	Ube Industries Ltd.	917,316	2,754
	Dena Co. Ltd.	76,315	2,750
	Joyo Bank Ltd.	622,983	2,744
	Toyo Seikan Kaisha Ltd.	145,762	2,722
	Furukawa Electric Co. Ltd.	608,843	2,701
	JTEKT Corp.	213,806	2,667
	Sojitz Corp.	1,197,922	2,652
	Stanley Electric Co. Ltd.	139,145	2,601
	Yakult Honsha Co. Ltd.	91,537	2,580
	Hisamitsu Pharmaceutical Co. Inc.	63,255	2,549
	Mitsubishi Gas Chemical Co. Inc.	365,907	2,545
	SBI Holdings Inc.	19,093	2,541
^,* Elpida Memory Inc.		175,551	2,534
	Santen Pharmaceutical Co. Ltd.	69,962	2,509
	Kyowa Hakko Kirin Co. Ltd.	245,735	2,505
	NTN Corp.	459,099	2,494
	Nippon Paper Group Inc.	94,497	2,466
^	GS Yuasa Corp.	352,002	2,452
	Hokuhoku Financial Group Inc.	1,200,317	2,425
	Credit Saison Co. Ltd.	141,940	2,423
	Shimizu Corp.	569,133	2,416
	J Front Retailing Co. Ltd.	464,287	2,400
	Jupiter Telecommunications Co. Ltd.	2,337	2,391
	NGK Spark Plug Co. Ltd.	153,719	2,381
	Hamamatsu Photonics KK	64,600	2,358
	Taisei Corp.	983,361	2,344
	Yaskawa Electric Corp.	215,507	2,344
	Hachijuni Bank Ltd.	405,370	2,319
	Nippon Meat Packers Inc.	173,574	2,291
	FamilyMart Co. Ltd.	60,878	2,269
	Hitachi Chemical Co. Ltd.	100,043	2,265
	Mitsubishi UFJ Lease & Finance Co. Ltd.	55,941	2,263
	Nisshin Seifun Group Inc.	178,766	2,244
	Idemitsu Kosan Co. Ltd.	21,126	2,218
	Nippon Sheet Glass Co. Ltd.	854,924	2,213
	Denki Kagaku Kogyo KK	454,357	2,209
	Nissin Foods Holdings Co. Ltd.	62,020	2,205
	Tokyu Land Corp.	429,460	2,198
	Hitachi Construction Machinery Co. Ltd.	92,640	2,176
	Taiyo Nippon Sanso Corp.	252,807	2,159
	Kansai Paint Co. Ltd.	209,336	2,147
	Gunma Bank Ltd.	373,746	2,147
	Rinnai Corp.	33,864	2,139
	Nabtesco Corp.	91,000	2,139
	Kajima Corp.	811,827	2,133
	Nomura Research Institute Ltd.	97,020	2,112
	Sysmex Corp.	32,100	2,094
	Takashimaya Co. Ltd.	253,991	2,088
	Aeon Mall Co. Ltd.	78,280	2,061
	Seiko Epson Corp.	124,306	2,058
	Miraca Holdings Inc.	53,600	2,052
	Hiroshima Bank Ltd.	480,445	2,046

Ushio Inc.	100,525	2,033
Toho Gas Co. Ltd.	393,466	2,020
Yamaguchi Financial Group Inc.	199,421	1,999
Kaneka Corp.	285,400	1,993
NOK Corp.	99,158	1,992
Chugoku Bank Ltd.	166,351	1,990
Nishi-Nippon City Bank Ltd.	639,619	1,983
Kamigumi Co. Ltd.	236,452	1,982
Namco Bandai Holdings Inc.	179,636	1,968
Iyo Bank Ltd.	229,467	1,952
Mitsui Mining & Smelting Co. Ltd.	550,777	1,941
Toyo Suisan Kaisha Ltd.	90,502	1,938
Asics Corp.	144,367	1,923
Minebea Co. Ltd.	324,984	1,923
TOTO Ltd.	267,262	1,904
Shimadzu Corp.	239,846	1,904
Shimamura Co. Ltd.	21,123	1,889
Daicel Chemical Industries Ltd.	258,860	1,880
Mitsui Engineering & Shipbuilding Co. Ltd.	675,648	1,866
Nomura Real Estate Office Fund Inc. Class A	261	1,858
Suruga Bank Ltd.	198,578	1,853
Hitachi Metals Ltd.	155,989	1,831
Yamaha Corp.	148,774	1,822
Air Water Inc.	138,142	1,818
Cosmo Oil Co. Ltd.	562,594	1,813
Suzuken Co. Ltd.	63,270	1,810
Marui Group Co. Ltd.	213,813	1,804
Tsumura & Co.	56,987	1,791
Konami Corp.	89,674	1,790
77 Bank Ltd.	326,576	1,768
Keisei Electric Railway Co. Ltd.	260,050	1,756
Japan Prime Realty Investment Corp.	652	1,745
Sumitomo Rubber Industries Ltd.	165,455	1,744
UNY Co. Ltd.	179,800	1,738
Fuji Electric Holdings Co. Ltd.	537,073	1,724
* Sumco Corp.	112,171	1,722
Casio Computer Co. Ltd.	229,178	1,710
Tokyo Tatemono Co. Ltd.	369,268	1,693
Nomura Real Estate Holdings Inc.	91,885	1,682
Oracle Corp. Japan	36,713	1,681
Daido Steel Co. Ltd.	267,294	1,680
USS Co. Ltd.	20,899	1,679
Yokogawa Electric Corp.	204,783	1,653
Hitachi High-Technologies Corp.	66,542	1,649
Dowa Holdings Co. Ltd.	234,155	1,641
Toho Co. Ltd.	99,426	1,640
Nissan Chemical Industries Ltd.	132,160	1,628
Kikkoman Corp.	148,463	1,604
Koito Manufacturing Co. Ltd.	91,800	1,585
NHK Spring Co. Ltd.	139,731	1,577
Tokuyama Corp.	296,718	1,561
Tosoh Corp.	481,848	1,558
McDonald's Holdings Co. Japan Ltd.	63,701	1,554
Showa Shell Sekiyu KK	177,515	1,535
Alfresa Holdings Corp.	36,621	1,508
Citizen Holdings Co. Ltd.	232,673	1,502
MediPal Holdings Corp.	141,153	1,478
Sapporo Hokuyo Holdings Inc.	305,095	1,477

	Toyoda Gosei Co. Ltd.	62,125	1,447
	Mizuho Securities Co. Ltd.	545,851	1,432
	Mitsubishi Logistics Corp.	107,534	1,430
*	Mizuho Trust & Banking Co. Ltd.	1,457,498	1,419
	Dainippon Sumitomo Pharma Co. Ltd.	153,653	1,383
	Hino Motors Ltd.	244,344	1,372
*	Gree Inc.	85,600	1,371
	Yamazaki Baking Co. Ltd.	113,887	1,356
	Chiyoda Corp.	152,000	1,347
	Seven Bank Ltd.	583	1,315
	Nisshinbo Holdings Inc.	118,834	1,313
	Obic Co. Ltd.	6,764	1,297
	Nisshin Steel Co. Ltd.	656,099	1,292
	Hakuhodo DY Holdings Inc.	22,273	1,271
	Mitsumi Electric Co. Ltd.	75,034	1,235
	Yamato Kogyo Co. Ltd.	41,048	1,231
	Mabuchi Motor Co. Ltd.	24,167	1,193
	Kinden Corp.	126,808	1,132
	NTT Urban Development Corp.	1,095	1,126
	Japan Petroleum Exploration Co.	27,144	1,118
	Toyota Boshoku Corp.	62,815	1,111
	Sapporo Holdings Ltd.	242,883	1,076
	Aeon Credit Service Co. Ltd.	75,487	1,057
	Tokyo Steel Manufacturing Co. Ltd.	98,399	1,045
^	Aozora Bank Ltd.	472,486	1,041
	Square Enix Holdings Co. Ltd.	59,325	1,033
^,* Shinsei Bank Ltd.		885,154	1,023
	Maruichi Steel Tube Ltd.	44,520	980
	Itochu Techno-Solutions Corp.	28,173	980
	Coca-Cola West Co. Ltd.	53,129	971
	Otsuka Corp.	15,132	961
	Senshu Ikeda Holdings Inc.	625,828	915
	Ito En Ltd.	52,446	903
	ABC-Mart Inc.	24,664	895
	Canon Marketing Japan Inc.	57,710	826
	Matsui Securities Co. Ltd.	118,002	781
	Shinko Electric Industries Co. Ltd.	65,187	733
	Fuji Media Holdings Inc.	438	679
			2,339,439
Netherlands (2.5%)
	Unilever NV	1,554,669	45,973
*	ING Groep NV	3,655,830	41,630
	Koninklijke Philips Electronics NV	941,077	29,302
	Koninklijke KPN NV	1,500,826	23,688
	ASML Holding NV	403,331	16,913
	Koninklijke Ahold NV	1,138,546	15,425
	Akzo Nobel NV	221,370	13,838
	Heineken NV	246,804	12,421
*	Aegon NV	1,486,867	11,001
	TNT NV	358,094	9,718
	Koninklijke DSM NV	146,842	8,690
	Reed Elsevier NV	654,681	8,523
	Wolters Kluwer NV	284,913	6,526
*	Randstad Holding NV	105,552	5,766
	Fugro NV	65,102	5,244
	Heineken Holding NV	110,307	4,907
	SBM Offshore NV	160,803	3,831

Corio NV	56,733	3,698
Koninklijke Vopak NV	67,073	3,250
Koninklijke Boskalis Westminster NV	67,614	3,249
Delta Lloyd NV	71,063	1,795
ASML Holding NV ADR	8,519	358
* Aegon NV	860	6
		275,752
New Zealand (0.1%)
Fletcher Building Ltd.	583,197	3,491
Telecom Corp. of New Zealand Ltd.	1,840,329	3,246
Auckland International Airport Ltd.	877,178	1,521
Sky City Entertainment Group Ltd.	560,365	1,418
Contact Energy Ltd.	295,864	1,407
		11,083
Norway (0.9%)
Statoil ASA	1,065,088	25,843
DnB NOR ASA	934,263	12,860
Telenor ASA	792,606	12,237
Yara International ASA	180,417	10,191
Seadrill Ltd.	263,734	8,666
Orkla ASA	734,836	6,613
Subsea 7 SA	269,207	6,581
Norsk Hydro ASA	850,647	6,408
Aker Solutions ASA	156,798	2,860
^,* Renewable Energy Corp. ASA	470,992	1,507
		93,766
Portugal (0.3%)
EDP - Energias de Portugal SA	1,812,403	6,959
Portugal Telecom SGPS SA	555,123	6,434
Galp Energia SGPS SA Class B	221,412	4,518
Jeronimo Martins SGPS SA	211,179	3,189
^ Banco Comercial Portugues SA	2,691,573	2,162
Banco Espirito Santo SA	494,026	2,002
Cimpor Cimentos de Portugal SGPS SA	193,421	1,299
Brisa Auto-Estradas de Portugal SA	173,901	1,265
* EDP Renovaveis SA	208,072	1,235
		29,063
Singapore (1.7%)
DBS Group Holdings Ltd.	1,647,014	19,392
Singapore Telecommunications Ltd.	7,606,744	18,508
Oversea-Chinese Banking Corp. Ltd.	2,357,085	18,207
United Overseas Bank Ltd.	1,167,172	18,107
Keppel Corp. Ltd.	1,223,377	11,248
* Genting Singapore plc	5,793,278	9,219
Wilmar International Ltd.	1,827,824	7,550
CapitaLand Ltd.	2,441,314	6,874
Singapore Airlines Ltd.	511,720	5,929
Singapore Exchange Ltd.	819,263	5,424
Noble Group Ltd.	2,856,800	4,901
City Developments Ltd.	519,861	4,639
Fraser and Neave Ltd.	933,729	4,637
Singapore Press Holdings Ltd.	1,454,749	4,515
Singapore Technologies Engineering Ltd.	1,599,716	4,062
SembCorp Industries Ltd.	943,023	3,806
Golden Agri-Resources Ltd.	6,397,260	3,568
SembCorp Marine Ltd.	794,386	3,369

	CapitaMall Trust	2,140,404	3,188
	Olam International Ltd.	1,153,974	2,765
	Jardine Cycle & Carriage Ltd.	101,899	2,719
*	Global Logistic Properties Ltd.	1,518,000	2,478
	Keppel Land Ltd.	696,000	2,446
	Ascendas Real Estate Investment Trust	1,444,174	2,368
	ComfortDelGro Corp. Ltd.	1,775,863	2,196
	Yangzijiang Shipbuilding Holdings Ltd.	1,402,000	2,051
	CapitaMalls Asia Ltd.	1,280,000	1,872
^	Cosco Corp. Singapore Ltd.	971,993	1,658
	UOL Group Ltd.	439,201	1,630
^,* Neptune Orient Lines Ltd.		854,562	1,477
	StarHub Ltd.	562,055	1,125
*	Golden Agri-Resources Ltd. Warrants Exp. 07/23/2012	296,075	41
			181,969
Spain (3.6%)
	Telefonica SA	3,855,170	97,069
	Banco Santander SA	7,853,480	96,224
	Banco Bilbao Vizcaya Argentaria SA	4,077,750	50,058
	Iberdrola SA	3,852,200	32,995
	Repsol YPF SA	699,078	22,049
	Inditex SA	208,365	15,753
	ACS Actividades de Construccion y Servicios SA	135,054	6,970
	Criteria Caixacorp SA	806,128	5,562
	Abertis Infraestructuras SA	282,827	5,547
	Red Electrica Corp. SA	103,613	5,284
	Gas Natural SDG SA	307,001	5,082
^	Banco Popular Espanol SA	830,140	4,991
	Ferrovial SA	417,750	4,950
^	Banco de Sabadell SA	988,745	4,728
*	Amadeus IT Holding SA	192,106	4,033
	Enagas	169,617	3,576
	Iberdrola Renovables SA	810,755	3,062
	Mapfre SA	710,392	2,412
	Zardoya Otis SA	134,775	2,133
	Acciona SA	24,491	2,118
^	Grifols SA	132,839	2,023
	Gestevision Telecinco SA	157,556	1,981
*	International Consolidated Airlines Group SA	468,826	1,926
^	Bankinter SA	272,677	1,861
^,* International Consolidated Airlines Group SA		431,952	1,772
	Telefonica SA ADR	65,067	1,635
	Indra Sistemas SA	86,097	1,621
	Acerinox SA	95,161	1,620
^	Fomento de Construcciones y Contratas SA	47,935	1,396
^	Banco de Valencia SA	205,255	998
			391,429
Sweden (3.2%)
	Nordea Bank AB	3,086,464	37,435
	Telefonaktiebolaget LM Ericsson Class B	2,874,173	35,475
	Hennes & Mauritz AB Class B	975,812	32,033
*	Volvo AB Class B	1,315,364	22,893
	Sandvik AB	962,563	18,908
	TeliaSonera AB	2,143,855	17,682
	Svenska Handelsbanken AB Class A	467,409	15,913
	Atlas Copco AB Class A	641,384	15,401
	Skandinaviska Enskilda Banken AB Class A	1,348,571	12,242

*	Swedbank AB Class A	683,175	10,719
	SKF AB	372,746	10,687
	Investor AB Class B	433,707	10,026
	Svenska Cellulosa AB Class B	545,835	9,519
	Atlas Copco AB Class B	371,552	8,092
	Assa Abloy AB Class B	297,093	8,080
	Skanska AB Class B	380,235	7,711
	Alfa Laval AB	322,276	6,880
	Millicom International Cellular SA	72,421	6,853
	Scania AB Class B	304,714	6,839
	Tele2 AB	300,463	6,657
	Electrolux AB Class B	229,182	6,519
	Swedish Match AB	220,422	6,344
	Boliden AB	261,527	5,482
	Hexagon AB Class B	242,391	5,220
	Getinge AB	190,224	4,616
	Kinnevik Investment AB Class B	206,282	4,599
	Ratos AB	97,220	3,650
	Securitas AB Class B	299,973	3,618
	Modern Times Group AB Class B	48,158	3,348
	Husqvarna AB	390,335	3,246
	SSAB AB Class A	173,085	2,843
	Holmen AB	50,872	1,930
^	Industrivarden AB	113,625	1,892
			353,352
Switzerland (7.7%)
	Nestle SA	3,306,968	178,760
	Novartis AG	2,013,854	112,296
	Roche Holding AG	670,517	101,958
*	UBS AG	3,448,394	61,838
	ABB Ltd.	2,091,343	49,337
	Credit Suisse Group AG	1,075,052	48,061
	Zurich Financial Services AG	138,991	37,971
	Syngenta AG	90,283	29,113
	Cie Financiere Richemont SA	498,176	27,067
*	Transocean Ltd.	305,330	24,161
	Swiss Reinsurance Co. Ltd.	336,199	19,212
	Holcim Ltd.	234,285	16,419
	Swatch Group AG (Bearer)	29,486	11,855
	Swisscom AG	22,296	9,849
	Julius Baer Group Ltd.	197,693	8,946
	SGS SA	5,214	8,489
	Givaudan SA	7,915	7,834
	Geberit AG	37,073	7,821
	Adecco SA	117,144	7,584
	Synthes Inc.	56,524	7,456
	Kuehne & Nagel International AG	51,422	6,654
	Sonova Holding AG	43,857	5,499
*	Actelion Ltd.	96,902	5,241
	Schindler Holding AG (Bearer)	46,485	5,193
	Baloise Holding AG	47,477	4,883
	Swiss Life Holding AG	29,209	4,663
	Sika AG	1,947	4,276
	Lonza Group AG	45,455	3,589
*	GAM Holding AG	197,780	3,541
^,* Logitech International SA		174,399	3,267
	Lindt & Spruengli AG	107	3,125

Swatch Group AG (Registered)	41,542	2,999
Aryzta AG	51,996	2,288
Pargesa Holding SA	25,855	2,279
Schindler Holding AG (Registered)	20,385	2,266
Lindt & Spruengli AG	848	2,208
Straumann Holding AG	7,375	1,804
Aryzta AG	29,041	1,263
* UBS AG	24,848	446
		841,511
United Kingdom (20.9%)
HSBC Holdings plc	16,805,235	183,360
BP plc	17,933,836	139,404
Vodafone Group plc	47,784,153	134,303
Rio Tinto plc	1,383,542	95,524
GlaxoSmithKline plc	4,955,939	89,639
Royal Dutch Shell plc Class B	2,572,841	89,419
BHP Billiton plc	2,106,335	80,746
BG Group plc	3,227,768	72,655
British American Tobacco plc	1,905,685	70,341
AstraZeneca plc	1,367,818	66,431
Royal Dutch Shell plc Class A	1,791,226	63,244
Anglo American plc	1,259,068	61,682
Standard Chartered plc	2,226,181	58,034
Royal Dutch Shell plc Class A (Amsterdam Shares)	1,592,716	56,207
Barclays plc	10,922,538	51,361
Tesco plc	7,660,055	49,428
Diageo plc	2,391,239	45,962
Xstrata plc	1,963,446	43,477
* Lloyds Banking Group plc	38,980,673	39,447
Unilever plc	1,224,894	35,620
Reckitt Benckiser Group plc	588,374	31,982
National Grid plc	3,336,218	29,720
SABMiller plc	906,941	29,338
Imperial Tobacco Group plc	971,741	27,767
Prudential plc	2,423,319	26,252
Centrica plc	4,917,379	25,189
BT Group plc	7,405,522	20,882
Aviva plc	2,678,591	19,124
Rolls-Royce Group plc	1,770,280	18,097
Tullow Oil plc	847,270	18,010
BAE Systems plc	3,253,326	17,814
Scottish & Southern Energy plc	881,617	16,362
Compass Group plc	1,799,992	16,007
Shire plc	537,135	14,181
WPP plc	1,102,674	13,655
British Sky Broadcasting Group plc	1,088,998	13,168
Pearson plc	776,517	12,744
Experian plc	969,599	12,032
* Royal Bank of Scotland Group plc	16,560,379	11,043
ARM Holdings plc	1,259,606	10,478
Old Mutual plc	5,181,938	10,415
Reed Elsevier plc	1,161,243	10,287
Legal & General Group plc	5,585,544	9,931
International Power plc	1,457,232	9,866
Smith & Nephew plc	846,282	9,488
* Wolseley plc	270,809	9,439
Kingfisher plc	2,248,003	9,069

* Cairn Energy plc	1,332,292	8,851
WM Morrison Supermarkets plc	2,032,937	8,680
Marks & Spencer Group plc	1,507,050	8,603
Antofagasta plc	377,239	8,541
Smiths Group plc	372,238	8,117
Man Group plc	1,696,778	7,990
Standard Life plc	2,151,959	7,920
Land Securities Group plc	730,919	7,903
Carnival plc	171,031	7,804
Vodafone Group plc ADR	255,762	7,253
RSA Insurance Group plc	3,284,680	7,154
Burberry Group plc	414,250	7,124
J Sainsbury plc	1,154,532	7,059
British Land Co. plc	839,339	6,976
Randgold Resources Ltd.	86,507	6,596
Capita Group plc	587,076	6,383
Johnson Matthey plc	204,914	6,334
Petrofac Ltd.	247,612	6,220
AMEC plc	316,500	6,081
Sage Group plc	1,257,049	5,937
Resolution Ltd.	1,387,580	5,813
Intercontinental Hotels Group plc	275,980	5,810
G4S plc	1,348,937	5,807
Associated British Foods plc	340,210	5,784
Aggreko plc	248,647	5,717
United Utilities Group plc	650,322	5,674
Next plc	174,250	5,521
Weir Group plc	201,925	5,126
Admiral Group plc	192,442	5,067
* Autonomy Corp. plc	208,060	4,987
Severn Trent plc	226,857	4,973
Kazakhmys plc	205,018	4,940
Hammerson plc	676,203	4,647
Whitbread plc	167,149	4,643
ICAP plc	534,120	4,587
3i Group plc	921,112	4,572
Rexam plc	833,434	4,557
Inmarsat plc	415,113	4,534
* ITV plc	3,518,661	4,383
Intertek Group plc	152,919	4,255
Invensys plc	774,179	4,164
Vedanta Resources plc	114,114	4,160
Serco Group plc	467,148	4,122
Lonmin plc	154,834	4,117
Eurasian Natural Resources Corp. plc	244,292	3,960
Bunzl plc	314,867	3,834
Cobham plc	1,093,622	3,678
Fresnillo plc	171,477	3,566
Investec plc	463,915	3,554
Balfour Beatty plc	656,433	3,535
Segro plc	705,768	3,375
Babcock International Group plc	343,626	3,176
Schroders plc	108,397	3,129
Capital Shopping Centres Group plc	497,766	2,931
Cable & Wireless Worldwide plc	2,534,349	2,878
Home Retail Group plc	799,921	2,768
Firstgroup plc	460,987	2,761
* Essar Energy plc	312,310	2,598

Thomas Cook Group plc			823,315	2,515
TUI Travel plc			534,954	2,169
London Stock Exchange Group plc			140,887	1,908
				2,296,445
Total Common Stocks (Cost $8,517,911)				10,818,674
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investments (2.1%)[1]
Money Market Fund (2.1%)
[2,3] Vanguard Market Liquidity Fund	0.207%		230,372,243	230,372

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[4,5] Freddie Mac Discount Notes	0.200%	6/13/11	1,500	1,499
5 United States Treasury Bill	0.160%	4/28/11	1,000	1,000
				2,499
Total Temporary Cash Investments (Cost $232,871)				232,871
Total Investments (100.7%) (Cost $8,750,782)				11,051,545
Other Assets and Liabilities-Net (-0.7%)[3]				(71,820)
Net Assets (100%)				10,979,725

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $169,405,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.8% and 1.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $178,191,000 of collateral received for securities on loan.
4 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
5 Securities with a value of $1,499,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.
REIT—Real Estate Investment Trust.

Developed Markets Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the fund's investments as of January 31, 2011, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	19,586	10,799,088	—
Temporary Cash Investments	230,372	2,499	—
Futures Contracts—Liabilities[1]	(102)	—	—
Forward Currency Contracts—Assets	—	528	—
Total	249,856	10,802,115	—
1 Represents variation margin on the last day of the reporting period.

Developed Markets Index Fund

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts. The fund's risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. Counterparty risk is mitigated by entering into forward currency contracts only with highly rated counterparties, by a master netting arrangement between the fund and the counterparty, and by the posting of collateral by the counterparty. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any securities posted as collateral for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At January 31, 2011, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
		Number of	Aggregate	Unrealized
		Long (Short)	Settlement	Appreciation
Futures Contracts	Expiration	Contracts	Value	(Depreciation)
Dow Jones EURO STOXX 50 Index	March 2011	223	9,050	332
FTSE 100 Index	March 2011	67	6,260	(93)
Topix Index	March 2011	51	5,658	(110)
S&P ASX 200 Index	March 2011	28	3,298	(8)

Unrealized appreciation (depreciation) on open FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

Developed Markets Index Fund

At October 31, 2010, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
UBS AG	3/23/11	EUR	6,331USD	8,675	310
UBS AG	3/23/11	GBP	3,916USD	6,270	105
UBS AG	3/16/11	JPY	461,013USD	5,629	86
UBS AG	3/23/11	AUD	3,313USD	3,282	27
AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

At January 31, 2011, the counterparty had deposited in a segregated account securities with a value sufficient to cover substantially all amounts due to the fund in connection with open forward currency contracts.

E. At January 31, 2011, the cost of investment securities for tax purposes was $8,776,217,000. Net unrealized appreciation of investment securities for tax purposes was $2,275,328,000, consisting of unrealized gains of $2,413,781,000 on securities that had risen in value since their purchase and $138,453,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: March 21, 2011

VANGUARD STAR FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: March 21, 2011

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on April 26, 2010, see file Number 33-53683, Incorporated by Reference.